As filed with the Securities and Exchange Commission on April 25, 2019
Registration Nos. 333-189440; 811-05961
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ( )
Post-Effective Amendment No. 9     (X)
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 83 (X)
VARIABLE ANNUITY-2 SERIES ACCOUNT
(Exact Name of Registrant)
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
(Name of Depositor)
489 Fifth Ave., 28th Floor
New York, New York 10017
(Address of Depositor’s Principal Executive Offices)
(800) 537-2033
(Depositor’s Telephone Number)
Andra S. Bolotin
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company of New York
489 Fifth Ave., 28th Floor
New York, New York 10017
(Name and Address of Agent for Service)
Copy to:
Ann B. Furman, Esq.
Carlton Fields, P.A.
1025 Thomas Jefferson Street, N.W., Suite 400 West
Washington, D.C. 20007-5208
Approximate date of proposed public offering: Continuous
It is proposed that this filing will become effective (check appropriate box)
immediately upon filing pursuant to paragraph (b) of Rule 485
x	on May 1, 2019, pursuant to paragraph (b) of Rule 485
60 days after filing, pursuant to paragraph (a)(1) of Rule 485 on (date), pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Individual Flexible Premium Variable Annuity Contract

GREAT-WEST SMART TRACK® II VARIABLE ANNUITY
An individual flexible premium variable annuity
Issued by
Great-West Life & Annuity Insurance Company of New York
Internet Availability of Portfolio Reports: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for the Portfolios available under your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically by contacting the Retirement Resource Operations Center at (800) 838-0650.
You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by contacting the Retirement Resource Operations Center at the toll-free number referenced immediately above. Your election to receive reports in paper will apply to all Portfolios available under your Contract.
This Prospectus describes the Great-West Smart Track® II Variable Annuity (the “Contract”) — an individual flexible premium variable annuity contract that allows you to accumulate assets on a tax-deferred basis for retirement or other long-term purposes. Great-West Life & Annuity Insurance Company of New York (“we,” “us,” or “Great-West”) issues the Contract to eligible persons in the state of New York. The Contract may be owned by one or two individuals, or by a Grantor Trust with only one individual Grantor or with two Grantors who are one another’s Spouse as of the Effective Date (see Definitions, below, for definitions of capitalized terms).
When you contribute money to the Contract, you decide how to allocate your money among the various investment options available through Variable Annuity-2 Series Account (the “Series Account”). The Series Account consists of two segments: the Investment Segment (relating to the base Contract) and the Income Segment (relating to optional Guaranteed Lifetime Withdrawal Benefit Riders). You should consider which features are important to you and the amount of Series Account charges you are willing to bear relative to your needs. In deciding whether to purchase any of the optional benefits, you should consider the desirability of the benefit relative to its additional cost and to your needs.
We hold the assets for each investment option in a corresponding Sub-Account of the Series Account. Each Sub-Account, in turn, invests in a Portfolio under the Investment Segment or a Covered Fund under the Income Segment.
The date of this Prospectus is May 1, 2019.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
i

Investment Segment Portfolios:
ALPS|Alerian Energy Infrastructure Portfolio (Class III Shares)
ALPS|Red Rocks Listed Private Equity Portfolio (Class III Shares)
American Century Investments® VP Inflation Protection Fund (Class II Shares)
American Century Investments® VP Mid Cap Value Fund (Class II Shares)
American Century Investments® VP Value Fund (Class II Shares)
American Funds Insurance Series® Blue Chip Income and Growth Fund (Class 4 Shares)
American Funds Insurance Series® Global Growth and Income Fund (Class 4 Shares)
American Funds Insurance Series® Growth Fund (Class 4 Shares)
American Funds Insurance Series® Growth-Income Fund (Class 4 Shares)
American Funds Insurance Series® International Fund (Class 4 Shares)
American Funds Insurance Series® New World Fund® (Class 4 Shares)
BlackRock Global Allocation V.I. Fund (Class III Shares)
BlackRock High Yield V.I. Fund (Class III Shares)
BlackRock iShares® Dynamic Allocation V.I. Fund (Class III Shares)
ClearBridge Variable Large Cap Growth Portfolio (Class II Shares)
ClearBridge Variable Small Cap Growth Portfolio (Class II Shares)
Columbia Variable Portfolio - Strategic Income Fund (Class 2 Shares)
Delaware VIP® Emerging Markets Series (Service Class Shares)
Delaware VIP® International Value Equity Series (Service Class Shares)
Delaware VIP® REIT Series (Service Class Shares)*
Delaware VIP® Small Cap Value Series (Service Class Shares)
Dreyfus Investment Portfolios Technology Growth Portfolio (Service Shares)* (effective on or about June 3, 2019, this Portfolio will be renamed the BNY Mellon Investment Portfolios Technology Growth Portfolio)
Eaton Vance VT Floating-Rate Income Fund (Initial Class Shares)
Federated High Income Bond Fund II (Service Class Shares)
Fidelity® Variable Insurance Products Balanced Portfolio (Service Class 2 Shares)
Fidelity® Variable Insurance Products International Capital Appreciation Portfolio (Service Class 2 Shares)
First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class I Shares)
Franklin Income VIP Fund (Class 4 Shares)
Goldman Sachs VIT U.S. Equity Insights Fund (Service Shares)
Great-West Ariel Mid Cap Value Fund (Investor Class Shares)
Great-West Bond Index Fund (Investor Class Shares)
Great-West Core Bond Fund (Investor Class Shares)
Great-West Emerging Markets Equity Fund (Investor Class Shares)
Great-West Global Bond Fund (formerly Great-West Templeton Global Bond Fund) (Investor Class Shares)
Great-West Government Money Market Fund (Investor Class Shares)
Great-West Inflation-Protected Securities Fund (Investor Class Shares)
Great-West International Growth Fund (Investor Class Shares)
Great-West International Index Fund (Investor Class Shares)
Great-West International Value Fund (Investor Class Shares)
Great-West Invesco Small Cap Value Fund (Investor Class Shares)
Great-West Large Cap Growth Fund (Investor Class Shares)
Great-West Loomis Sayles Small Cap Value Fund (Investor Class Shares)
Great-West Mid Cap Value Fund (Investor Class Shares)
Great-West Multi-Sector Bond Fund (formerly Great-West Loomis Sayles Bond Fund) (Investor Class Shares)
Great-West Putnam Equity Income Fund (Investor Class Shares)
Great-West Putnam High Yield Bond Fund (Investor Class Shares)
Great-West Real Estate Index Fund (Investor Class Shares)
Great-West S&P 500® Index Fund (Investor Class Shares)
Great-West S&P Mid Cap 400® Index Fund (Investor Class Shares)
Great-West S&P Small Cap 600® Index Fund (Investor Class Shares)
Great-West Short Duration Bond Fund (Investor Class Shares)

Great-West Small Cap Growth Fund (Investor Class Shares)
Great-West T. Rowe Price Mid Cap Growth Fund (Investor Class Shares)
Great-West U.S. Government Securities Fund (Investor Class Shares)
Great-West Lifetime 2015 Fund (Investor Class Shares)
Great-West Lifetime 2020 Fund (Investor Class Shares)
Great-West Lifetime 2025 Fund (Investor Class Shares)
Great-West Lifetime 2030 Fund (Investor Class Shares)
Great-West Lifetime 2035 Fund (Investor Class Shares)
Great-West Lifetime 2040 Fund (Investor Class Shares)
Great-West Lifetime 2045 Fund (Investor Class Shares)
Great-West Lifetime 2050 Fund (Investor Class Shares)
Great-West Lifetime 2055 Fund (Investor Class Shares)
Great-West Aggressive Profile Fund (Investor Class Shares)
Great-West Conservative Profile Fund (Investor Class Shares)
Great-West Moderate Profile Fund (Investor Class Shares)
Great-West Moderately Aggressive Profile Fund (Investor Class Shares)
Great-West Moderately Conservative Profile Fund (Investor Class Shares)
Invesco V.I. Global Real Estate Fund (Series II Shares)
Invesco V.I. Growth and Income Fund (Series II Shares)
Ivy VIP Energy (Class II Shares)
Janus Henderson Balanced Portfolio (Service Shares)
Janus Henderson Enterprise Portfolio (Service Shares)
Janus Henderson Flexible Bond Portfolio (Service Shares)
JPMorgan Insurance Trust Global Allocation Portfolio (Class 2 Shares)
JPMorgan Insurance Trust Income Builder Portfolio (Class 2 Shares)
JPMorgan Insurance Trust Small Cap Core Portfolio (Class 2 Shares)
Lord Abbett Series Fund Developing Growth Portfolio (Class VC Shares)*
MFS® VIT II Blended Research® Core Equity Portfolio (Service Class Shares)
MFS® VIT II International Growth Portfolio (Service Class Shares)
MFS® VIT II Technology Portfolio (Service Class Shares)
MFS® VIT III Blended Research® Small Cap Equity Portfolio (Service Class Shares)
Neuberger Berman AMT Sustainable Equity Portfolio (Class S Shares)
Oppenheimer Main Street Small Cap Fund/VA® (Service Shares)
Oppenheimer Total Return Bond Fund/VA (Service Shares)
PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class Shares)
PIMCO VIT Long-Term U.S. Government Portfolio (Advisor Class Shares)
PIMCO VIT Low Duration Portfolio (Advisor Class Shares)
PIMCO VIT Real Return Portfolio (Advisor Class Shares)
PIMCO VIT Short-Term Portfolio (Advisor Class Shares)
PIMCO VIT Total Return Portfolio (Advisor Class Shares)
Putnam VT Global Asset Allocation Fund (Class IB Shares)
Putnam VT Global Equity Fund (Class IB Shares)
Putnam VT Growth Opportunities Fund (Class IB Shares)
Putnam VT Income Fund (Class IB Shares)
Putnam VT International Equity Fund (Class IB Shares)
Putnam VT International Growth Fund Class (Class IB Shares)*
Putnam VT International Value Fund (Class IB Shares)
Putnam VT Mortgage Securities Fund (Class IB Shares)
Putnam VT Multi-Cap Core Fund (formerly Putnam VT Investors Fund) (Class IB Shares)
Putnam VT Research Fund (Class IB Shares)
Putnam VT Small Cap Value Fund (Class IB Shares)
T. Rowe Price Blue Chip Growth Portfolio (Portfolio-II Class Shares)

T. Rowe Price Health Sciences Portfolio (Portfolio-II Class Shares)
VanEck VIP Global Hard Assets Fund (S Class Shares)
* The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers.
Income Segment Covered Fund(s) (for Contracts with a Guaranteed Lifetime Withdrawal Benefit Rider):
Great-West SecureFoundation® Balanced Fund (Class L Shares)
At present, the Income Segment is limited to a single Covered Fund. Based on marketing, tax, investment, and other conditions, we may make additional Portfolios or additional Covered Funds available to Owners at our discretion.
This Prospectus provides important information about the Series Account and investment options that you should know before purchasing the Contract, including a description of the material rights and obligations under the Contract. It is important that you read the Contract, riders, and any amendments and endorsements. Please read this Prospectus carefully and keep it on file for future reference. We offer other variable annuity products with different product features, benefits, and charges.
You can find more detailed information pertaining to the Series Account in the Statement of Additional Information (“SAI”) dated May 1, 2019 (as may be amended from time to time), which has been filed with the Securities and Exchange Commission (the “SEC”). The SAI is incorporated by reference into this Prospectus as a matter of law, which means it is legally a part of this Prospectus. You can find the SAI’s table of contents on the last page of this Prospectus. You may obtain a copy of the SAI without charge by contacting the Retirement Resource Operations Center at the address or phone number listed below. You can also obtain it by visiting the SEC’s website at www.sec.gov. This website also contains material incorporated by reference and other information about the Series Account that has been filed electronically with the SEC.
The Contract is not a deposit or obligation of, or insured, guaranteed or endorsed by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Contract involves certain investment risks, including possible loss of principal.
For account information, please contact:
Retirement Resource Operations Center
P.O. Box 173920
Denver, CO 80217-3920
1-877-723-8723
This Prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with the Contract other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.
This Contract is not available in all states.

v

Definitions
1035 Exchange — A tax-free exchange of certain types of insurance contracts, as allowed by a provision of the Code.
10-Year Treasury Yield (10YR) — The U.S. Treasury 10-Year Yield as of the end of the last Business Day of the previous week as reported by the United States Department of Treasury.
Accumulation Unit — An accounting measure used to determine the Annuity Account Value before the date annuity payouts commence.
Alternate Payee — Any Spouse or former Spouse of an Owner who has the right pursuant to a Decree to receive all or a portion of the benefit payable under the Contract with respect to such Owner.
Annuitant (Joint Annuitant) — The person named in the application upon whose life the payout of an annuity is based and who will receive annuity payouts. The Annuitant will be the Owner unless otherwise indicated in the application. Joint Annuitants must be one another’s Spouse as of the Effective Date. If you select a Joint Annuitant, ‘Annuitant’ means the older Joint Annuitant or the sole surviving Joint Annuitant. If you name a Contingent Annuitant, the Annuitant will be considered the ‘Primary Annuitant.’
Annuity Account — An account we establish in your name that reflects all account activity under your Contract in both the Investment Segment and the Income Segment.
Great-West Smart Track® II Variable Annuity Structure
Annuity Account reflects all account activity in both the Investment Strategy and the Income Strategy:
Annuity Account Value — The sum of the value of each Sub-Account you have selected in both the Investment Segment and Income Segment. The Annuity Account Value is credited with a return based upon the investment experience of the Sub-Account(s) selected by you and will increase and decrease accordingly.

Annuity Commencement Date — The date annuity payouts begin, which is either the Payout Election Date or the Annuitant’s 99th birthday if no Payout Election Date has been established. You may change the Annuity Commencement Date if annuity payouts have not already begun. Upon death of the Owner, the Beneficiary may change the Annuity Commencement Date only if the Beneficiary is the Owner’s surviving Spouse and elects to continue the Contract. The Annuity Commencement Date must occur no later than the Annuitant’s 99th birthday. (If your Contract was issued prior to December 31, 2014, it may state the age for the Annuity Commencement Date as the Annuitant’s 90th birthday if no Payout Election Date has been established. Effective December 31, 2014, the Annuity Commencement Date is the Annuitants’ 99th birthday if no Payout Election Date has been established. This will not adversely affect Owners, as it provides additional years in which Owners can exercise the full range of rights and privileges under the Contract. You may still select a Payout Election Date at the Annuitant’s 90th birthday, or at another time during those intervening years, if desired.)
Annuity Payout Period — The period beginning on the Annuity Commencement Date and continuing until all annuity payouts have been made under the Contract. During this period, the Annuitant receives payouts from the annuity.
Annuity Unit — An accounting measure we use to determine the amount of any variable annuity payout after the first annuity payout is made.
Automatic Bank Draft Plan — A feature, if made available by Great-West, that allows you to make automatic periodic Contributions. Contributions will be withdrawn from an account you specify and automatically credited to your Annuity Account.
Beneficiary — The person(s) designated by the Owner to receive any Death Benefit under the terms of the Contract. If the surviving Spouse of an Owner is the surviving Joint Owner, the surviving Spouse will be deemed to be the Beneficiary upon such Owner’s death and may take the Death Benefit or elect to continue this Contract in force.
Benefit Base — For purposes of the GLWB Riders, the amount that is multiplied by the Guaranteed Annual Withdrawal Percentage to calculate the Guaranteed Annual Withdrawal. The Benefit Base increases dollar-for-dollar upon any GLWB Rider Contribution and is reduced proportionately for any Excess Withdrawal. The Benefit Base can also increase with positive Covered Fund performance on the Ratchet Date and may also be adjusted on the Ratchet Date. The Benefit Base may not exceed $5 million. Any Covered Fund Value over $5 million will be considered excess Covered Fund Value and will not be used to calculate Guaranteed Annual Withdrawals.
Business Day — Any day, and during the hours, on which the New York Stock Exchange is open for trading. If a date falls on a non-Business Day, the following Business Day will be used unless otherwise stated in the Prospectus.
Code — The Internal Revenue Code of 1986, as amended, and all related laws and regulations which are currently in effect.
Contingent Annuitant — The person you may name in the application who becomes the Annuitant when the Primary Annuitant dies. The Contingent Annuitant must be designated before the death of the Primary Annuitant and at least 30 days prior to the Annuity Commencement Date.
Contingent Beneficiary — The person you may designate to become the Beneficiary when the primary Beneficiary dies.
Contributions — Amounts of money you invest or deposit into your Annuity Account.
Covered Fund — Interests in Sub-Account(s) designated for the Income Segment.
•	Great-West SecureFoundation® Balanced Fund – Class L
•	Any other Portfolio we approve for the GLWB
Covered Fund Value — The aggregate value of each Covered Fund.
Covered Person(s) — For purposes of a GLWB Rider, the natural person(s) whose age determines the Guaranteed Annual Withdrawal Percentage and on whose life the Guaranteed Annual Withdrawal Amount will be based. If there are two Covered Persons, the Joint Guaranteed Annual Withdrawal Percentage will be based on the age of the younger life and the Installments can continue until the death of the second life. If a natural person owns the Contract, the Owner of the Contract must be a Covered Person. If a Grantor Trust owns the Contract, the Grantor(s) must be the sole Covered Person(s). A Joint Covered Person, when permitted, must be the Owner’s Spouse and (i) a Joint Owner; or (ii) the 100% primary Beneficiary under the Contract.

Death Benefit — The amount payable to the Beneficiary when the Owner or the Annuitant dies.
Decree — A divorce or separation instrument, as defined in Section 71(b)(2) of the Code, that creates or recognizes the existence of an Alternate Payee’s right to, or assigns to an Alternate Payee the right to receive all or a portion of the benefits payable with respect to an Owner that Great-West accepts and approves, except as otherwise agreed.
Distributions — Amounts paid from a Covered Fund, including but not limited to partial and systematic withdrawals.
Effective Date — The date on which the first Contribution is credited to your Annuity Account. Contract years, anniversaries, and quarters are measured from the Effective Date.
Excess Withdrawal — An amount either distributed or transferred from the Covered Fund(s) during the GLWB Accumulation Phase or any amount combined with all other amounts that exceed the annual GAW during the GAW Phase. Excess Withdrawals reduce your Benefit Base and may be subject to the Withdrawal Charge. The Guarantee Benefit Fee, the M&E Charge and any other fee or charge assessed to the Covered Fund Value as agreed to by Great-West shall not be treated as a Distribution or Excess Withdrawal for this purpose.
Floating GLWB Rider v1 — Provided all conditions are met, the Floating GLWB Rider v1, not available after January 18, 2015, provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a floating schedule that varies the GAW% based on the age of the Covered Person(s) and the 10-Year Treasury Yield. The Guarantee Benefit Fee is calculated as a percentage of the Covered Fund Value.
Floating GLWB Rider v2 — Provided all conditions are met, the Floating GLWB Rider v2, available beginning January 19, 2015, provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a floating schedule that varies the GAW% based on the age of the Covered Person(s) and the 10-Year Treasury Yield. The Guarantee Benefit Fee is calculated as a percentage of the Benefit Base.
GLWB Accumulation Phase — The period of time between the GLWB Rider Election Date and the Initial Installment Date.
GLWB Riders — The Guaranteed Lifetime Withdrawal Benefit (GLWB) Riders that are issued to Owners and which specify the benefits, rights, privileges, and obligations of the Owner and Great-West in the Income Segment. The GLWB Riders are initiated by allocating Contributions to an Income Segment Covered Fund. One or more GLWB Riders may not be available through all financial intermediaries. All guarantees are subject to the claims paying ability of Great-West.
GLWB Rider Contributions — Owner-directed amounts received and allocated to the Owner’s Covered Fund(s) in the Income Segment, including but not limited to Transfers from other assets in the Contract. If this Contract is a Qualified Annuity Contract, GLWB Rider Contributions may also include rollovers as defined under Section 402(c), 403(b)(8), 408(d)(3) and 457(e)(16) of the Code. Reinvested dividends, capital gains, and settlements arising from the Covered Fund(s) will not be considered GLWB Rider Contributions for the purpose of calculating the Benefit Base but will affect the Covered Fund Value. Once you have elected a GLWB Rider by making a GLWB Rider Contribution, you are not able to make Contributions to any other GLWB Rider. If we refuse to accept additional Contributions, you will retain all other rights under the GLWB Rider, including the right to make Transfers from the Investment Segment to the Income Segment.
GLWB Rider Election Date — The Business Day on which the Owner or Beneficiary elects the GLWB option in a GLWB Rider by allocating GLWB Rider Contributions to the Covered Fund(s). The GLWB Rider Election Date will be the date upon which the Initial Benefit Base is calculated and before the Owner attains the age of 85 years old.
GLWB Settlement Phase — The period when the Covered Fund Value has reduced to zero, but the Benefit Base is still positive and during which Installments will continue to be paid.
Grantor — The natural person who is treated under Sections 671 through 679 of the Code as owning the assets of a Grantor Trust. Generally, the Grantor is the creator of the trust relationship and is responsible for any tax liability on trust assets. All Grantors must be individuals.

Grantor Trust — A trust, the assets of which are treated under Sections 671 through 679 of the Code as being owned by the Grantor(s). We allow a Grantor Trust to be an Owner only if it either has a single Grantor who is a natural person, or two Grantors who are one another’s Spouse as of the Effective Date. Generally, if a trust is a Grantor Trust, the Grantor is treated as the owner of the assets, the trust is disregarded as a separate tax entity, and all income is taxed to the Grantor.
Great-West Secure Income Foundation GLWB Rider (formerly the Fixed GLWB Rider) — Provided all conditions are met, the Great-West Secure Income Foundation GLWB Rider, available beginning January 19, 2015, provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the GAW% only with the age of the Covered Person(s). The Guarantee Benefit Fee is calculated as a percentage of the Benefit Base.
Guarantee Benefit Fee — The fee associated with the Income Segment and GLWB Riders. The Guarantee Benefit Fee may be referred to as the GLWB Rider Fee.
Guaranteed Annual Withdrawal (GAW) — For purposes of a GLWB Rider, the annualized withdrawal amount that we guarantee for the lifetime of the Covered Person(s). Guaranteed Annual Withdrawals are not subject to the Withdrawal Charge.
Guaranteed Annual Withdrawal Payment Date (GAW Payment Date) — The day of the month on which Installments are paid. You may change your GAW Payment Date only by Request. Changes to your GAW Payment Date will not take effect for a minimum of three weeks from the date we receive your Request.
Guaranteed Annual Withdrawal Percentage (GAW%) — The percentage of the Benefit Base that determines the amount of the GAW.
Guaranteed Annual Withdrawal (GAW) Phase — The period of time between the Initial Installment Date and the first day of the GLWB Settlement Phase. The GAW Phase begins when you elect to begin taking GAW payments.
Guaranteed Lifetime Withdrawal Benefit (GLWB) — A payment option offered by a GLWB Rider that pays Installments during the life of the Covered Person(s). The Covered Person(s) can receive periodic payments in either monthly, quarterly, semiannual, or annual Installments that in total over a 12-month period equal the GAW.
Income Segment — Assets allocated to the Sub-Account associated with an optional GLWB Rider attached to the Contract.
Income Segment Account Value — The sum of the values of the Sub-Accounts in the Income Segment credited to the Owner under the Annuity Account. The Income Segment Account Value is credited with a return based upon the investment experience of the investment option(s) selected by the Owner and will increase or decrease accordingly.
Investment Segment — Assets allocated to the Sub-Accounts not associated with an optional GLWB Rider attached to the Contract.
Investment Segment Account Value — The sum of the values of the Sub-Accounts in the Investment Segment credited to the Owner under the Annuity Account. The Investment Segment Account Value is credited with a return based upon the investment experience of the investment option(s) selected by the Owner and will increase or decrease accordingly.
Initial Installment Date — The date of the first Installment under the GLWB, which must be a Business Day.
Installments — Periodic payments of the GAW.
Interest Rate Reset — During the GAW Phase of a Floating GLWB Rider, an increase in the current GAW if the calculation results in a greater GAW than the current GAW on the Ratchet Date.
Joint Withdrawal Adjustment — The GAW% multiplied by 0.90, if there are two Covered Persons under a Floating GLWB Rider. For the Great-West Secure Income Foundation GLWB Rider, the GAW% is reduced by 0.50%.
Mortality and Expense Risk Charge (M&E Charge) — An amount deducted from your Annuity Account Value at the end of each valuation period to compensate Great-West for bearing certain mortality and expense risks under the Contract.
Non-Qualified Annuity Contract — An annuity Contract which is not intended to satisfy the requirements of Section 408(b) (IRAs) or Section 408A (Roth IRAs) of the Code. We may issue this Contract as a Non-Qualified Annuity Contract.

Owner (Joint Owner) or You — The person or persons named in the Contract who is entitled to exercise all rights and privileges under the Contract while the Annuitant is living. Joint Owners must be one another’s Spouse as of the Effective Date and must both be natural persons. The Annuitant will be the Owner unless otherwise indicated in the application. If the Owner intends to hold the Contract as a Qualified Annuity Contract, the Owner must be the Annuitant and a Joint Owner is not permitted. The Owner must be either a natural person or a Grantor Trust. If the Owner is a Grantor Trust, all references to the life, age or death of the Owner pertain to the life, age or death of the Grantor(s).
Payout Election Date — The date chosen for annuity payouts or periodic withdrawals to begin from the Investment Segment. The Payout Election Date must occur before the Annuitant’s 99th birthday.
Portfolio — A registered management investment company, or portfolio or series thereof, in which the assets of the Series Account may be invested. For convenience, the Investment Segment Portfolios and the Income Segment Covered Funds may be referred to as Portfolios in this prospectus.
Premium Tax — A tax that a state or other governmental authority charges. It might be assessed at the time you make a Contribution, make withdrawals, or when annuity payments begin. The Premium Tax rate in New York for annuities is 0% given the total mix of Great-West’s business in New York.
Qualified Annuity Contract — An annuity contract that is intended to qualify under Section 408(b) (IRAs) or Section 408A (Roth IRAs) of the Code. We may issue this Contract as a Qualified Annuity Contract.
Ratchet — For purposes of a GLWB Rider, an increase in the Benefit Base if the Covered Fund Value exceeds the current Benefit Base on the Ratchet Date.
Ratchet Date — During the GLWB Accumulation Phase, the Ratchet Date is the anniversary of the Owner’s GLWB Rider Election Date and each anniversary thereafter. During the GAW Phase, the Ratchet Date is the Initial Installment Date and each anniversary thereafter. An Interest Rate Reset may also occur on the Ratchet Date during the GAW Phase. If any anniversary is a non-Business Day, the Ratchet Date will be the following Business Day for that year.
Request — Any written, telephoned, electronic or computerized instruction in a form satisfactory to Great-West that the Retirement Resource Operations Center receives from you, your designee (as specified in a form acceptable to Great-West) or the Beneficiary (as applicable) as required by any provision of the Contract. The Request is subject to any action taken or payment made by Great-West before it is processed. A written Request will be deemed to include electronic mail transmissions only if (i) such transmissions include PDF or other facsimile transmissions clearly reproducing the manual signature, and (ii) such transmissions are sent to the designated address for the Retirement Resource Operations Center.
Retirement Resource Operations Center — You may write to us at P.O. Box 173920 Denver, CO 80217-3920; call us toll free at (877) 723-8723; or email us at AnnuityOperations@greatwest.com.
Series Account — Variable Annuity-2 Series Account, the segregated asset account established by Great-West under New York law and registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). The Series Account is also referred to as the separate account.
Spouse — A person recognized as a spouse in the state where the couple was legally married. The term does not include a party to a registered domestic partnership, civil union, or similar formal relationship recognized under state law that is not denominated a marriage under that state’s law.
Sub-Account — A division of the Series Account containing the shares of a Portfolio in the Investment Segment, the Income Segment, or both. There is a Sub-Account for each Portfolio. We may also refer to a Sub-Account as an “investment option” in the Prospectus, SAI, or Series Account financial statements.
Surrender Value — Your Annuity Account Value on the Transaction Date of the surrender, less any Withdrawal Charge, Premium Tax, and other taxes.

Transaction Date — The date on which any Contribution or Request from you will be processed. Contributions and Requests received after the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next Business Day. Requests will be processed and the Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.
Transfer — Moving amounts from and among the Sub-Account(s).
Withdrawal Charge — The amount we deduct from premature surrenders or partial withdrawals. The charge applies to amounts withdrawn and varies depending upon the age of the Contribution withdrawn. The Withdrawal Charge is also known as a deferred sales load or contingent deferred sales charge.

Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State Premium Taxes may also be deducted.
Owner Transaction Expenses
Sales Load Imposed on Purchases	None

Withdrawal Charge (Base Contract)
Age of Contribution (being withdrawn)	Withdrawal Charge (as a percentage of the Contribution being withdrawn)
Less than one year old	7%
1 year old or older, but not yet 2 years old	7%
2 years old or older, but not yet 3 years old	6%
3 years old or older, but not yet 4 years old	5%
4 years old or older, but not yet 5 years old	4%
5 years old or older, but not yet 6 years old	3%
6 years old or older, but not yet 7 years old	2%
7 years old or older	0%

Exchange Fee	None
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.
Annual Contract Fee	None
Series Account Annual Expenses (as a percentage of average account value)
Mortality and Expense Risk Charges (based on Death Benefit Option selected)
Option 1: Return of Annuity Account Value	1.00%
Option 2: Guaranteed Minimum Death Benefit	1.20%
Maximum Total Series Account Annual Expenses(with the most expensive Death Benefit Option and no optional GLWB Rider selected) as a percentage of average Annuity Account Value	1.20%

Optional GLWB Rider Fees Optional Guaranteed Lifetime Withdrawal Benefit Riders (with charges assessed quarterly, as a percentage of the current Covered Fund Value or current Benefit Base)	Maximum	Current
Great-West Secure Income Foundation GLWB Rider (as a % of current Benefit Base; available beginning January 19, 2015)	1.50%	0.90%
Floating GLWB Rider v1 (as a % of current Covered Fund Value; not available after January 18, 2015)	1.50%	0.70%
Floating GLWB Rider v2 (as a % of current Benefit Base; available beginning January 19, 2015)	1.50%	0.65%
Maximum Total Series Account Annual Expenses(with the most expensive Death Benefit Option and most expensive GLWB Rider selected) as a percentage of average Account Value	2.70%	N/A
Current Total Series Account Annual Expenses(with the most expensive Death Benefit Option and most expensive GLWB Rider selected) as a percentage of average Account Value	N/A	2.10%
The next item shows the minimum and maximum total operating expenses charged by the Portfolios, before any waivers or reimbursements, that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.
Total Annual Portfolio Operating Expenses	Minimum	Maximum
(Expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses) [1]	0.48%	2.32%
THE ABOVE EXPENSES FOR THE PORTFOLIOS WERE PROVIDED BY THE PORTFOLIOS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.
Example
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, contract fees, Series Account annual expenses, and Portfolio fees and expenses.
Income Segment – Maximum Guarantee Benefit Fee Example. The Example below assumes that you invest $10,000 in the Income Segment of the Contract (and nothing in the Investment Segment) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum M&E Charge, maximum Guarantee Benefit Fee and the maximum fees and expenses of any of the Portfolios in the Income Segment. In addition, this Example assumes no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:2
1 year	3 years	5 years	10 years
$988.00	$1,684.00	$2,392.00	$4,775.00

[1]	Several of the Portfolios (the Great-West Profile Funds, the Great-West Lifetime Funds, and the Great-West SecureFoundation Balanced Fund) are “funds of funds” that invest substantially all of their assets in shares of other Great-West Funds, portfolios in the same group of investment companies as Great-West Funds, Inc., and portfolios of unaffiliated investment companies (the “Underlying Portfolios”). Because of this, the Great-West Profile Funds, Great-West Lifetime Funds, and Great-West SecureFoundation Balanced Fund also bear their pro rata share of the operating expenses of the Underlying Portfolios. The above minimum and maximum expenses include fees and expenses incurred indirectly by the Great-West Profile Funds, the Great-West Lifetime Funds, and Great-West SecureFoundation Balanced Fund as a result of their investment in shares of one or more Underlying Portfolios.

(2) If you annuitize at the end of the applicable time period or do not surrender your Contract:
1 year	3 years	5 years	10 years
$358.00	$1,144.00	$2,032.00	$4,775.00
2 This example reflects deduction of the Withdrawal Charge calculated according to the schedule set forth in the “Owner Transaction Expenses” table above.
Investment Segment Example. The Example below assumes that you invest $10,000 in the Investment Segment of the Contract (and nothing in the Income Segment) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum M&E Charge and the maximum fees and expenses of any of the Portfolios in the Investment Segment. In addition, this Example assumes no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:2
1 year	3 years	5 years	10 years
$982.00	$1,666.00	$2,361.00	$4,706.00
(2) If you annuitize at the end of the applicable time period or do not surrender your Contract:
1 year	3 years	5 years	10 years
$352.00	$1,126.00	$2,001.00	$4,706.00
2 This example reflects deduction of the Withdrawal Charge calculated according to the schedule set forth in the “Owner Transaction Expenses” table above.
Income Segment – Current Guarantee Benefit Fee Example. The Example below assumes that you invest $10,000 in the Income Segment of the Contract (and nothing in the Investment Segment) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum M&E Charge, current Guarantee Benefit Fee, and the maximum fees and expenses of any of the Portfolios in the Income Segment. In addition, this Example assumes no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Portfolios.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:2
1 year	3 years	5 years	10 years
$928.00	$1,498.00	$2,071.00	$4,075.00
(2) If you annuitize at the end of the applicable time period or do not surrender your Contract:
1 year	3 years	5 years	10 years
$298.00	$958.00	$1,711.00	$4,075.00
2 This example reflects deduction of the Withdrawal Charge calculated according to the schedule set forth in the “Owner Transaction Expenses” table above.
These Examples do not show the effect of premium taxes. Premium taxes (ranging from 0% to 3.5%) are deducted from Contract Value upon full surrender, death, or annuitization. These Examples also do not include any of the taxes or penalties you may be required to pay if you surrender your Contract.
The fee tables and example should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See Charges and Deductions below.

Condensed Financial Information
Attached as Appendix A is a table showing selected information concerning Accumulation Units for each Sub-Account for each calendar year since inception. An Accumulation Unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account and is determined on the basis of changes in the per share value of a Portfolio and Series Account charges. The information in the table is derived from audited financial statements of the Series Account. To obtain a more complete picture of each Sub-Account’s finances and performance, you should also review the Series Account’s financial statements, which are in the SAI.
Summary
The Contract allows you to accumulate assets on a tax-deferred basis by investing in a variety of variable investment options (the Sub-Accounts). The performance of your Annuity Account Value will vary with the investment performance of the Portfolios corresponding to the Sub-Accounts you select. You bear the entire investment risk for all amounts invested in them. Depending on the performance of the Sub-Accounts you select, your Annuity Account Value could be less than the total amount of your Contributions.
How to contact the Retirement Resource Operations Center:
Retirement Resource Operations Center
P.O. Box 173920
Denver, CO 80217-3920
1-877-723-8723
How to Invest
We refer to amounts you invest in the Contract as “Contributions.” The minimum initial Contribution is $10,000. Additional Contributions to the Investment Segment can be made at any time before you begin receiving annuity payments or taking periodic withdrawals.
The minimum subsequent Contribution is $500 (or $100 if investing via an Automatic Bank Draft Plan, if available). However, total Contributions may not exceed $1,000,000 without prior approval from Great-West. We reserve the right to accept lower minimum initial or subsequent Contributions or accept larger maximum total Contributions. The Contract is a long-term investment and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Code or may expose you to a Withdrawal Charge or tax penalties.
You may also purchase the Contract through a 1035 Exchange of another insurance contract, through a rollover of assets from certain qualified retirement plans or IRAs, or as a beneficiary of an inherited IRA.
Withdrawal Charge
Full surrenders or partial withdrawals of your Annuity Account Value may be subject to the Withdrawal Charge. For purposes of calculating the Withdrawal Charge, we deem the oldest Contributions to be withdrawn first and Contributions to be withdrawn before earnings. For more information, please see Charges and Deductions below.
Right to Cancel Period
After you receive your Contract, you may examine it for up to 10 days, during which time you may cancel your Contract as described in more detail in this Prospectus. The money you contribute to the Contract will be invested at your direction. If you purchase the Contract as a replacement of an existing life insurance or annuity contract, your right to cancel period will be extended to 60 days. We will refund the Annuity Account Value plus any charges and fees during the right to cancel period. You assume the risk of any market drop on Contributions you allocate to the Sub-Accounts.
Guaranteed Lifetime Withdrawal Benefit Rider Options
The Contract offers three Guaranteed Lifetime Withdrawal Benefit Rider options: (1) the Great-West Secure Income Foundation GLWB Rider; (2) the Floating GLWB Rider v1; and (3) the Floating GLWB Rider v2. Provided all conditions are met, the Great-West Secure Income Foundation GLWB Rider, available beginning January 19, 2015, provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a fixed schedule that varies the Guaranteed Annual Withdrawal % only with the age of the

Covered Person(s). The Guarantee Benefit Fee is calculated as a percentage of the Benefit Base. Provided all conditions are met, the Floating GLWB Rider v1, not available after January 18, 2015, provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a floating schedule that varies the GAW% based on the age of the Covered Person(s) and the 10- Year Treasury Yield. The Guarantee Benefit Fee is calculated as a percentage of the Covered Fund Value. Provided all conditions are met, the Floating GLWB Rider v2, available beginning January 19, 2015, provides an annual withdrawal amount that is guaranteed for the lifetime of the Covered Person(s) according to a floating schedule that varies the GAW% based on the age of the Covered Person(s) and the 10-Year Treasury Yield. The Guarantee Benefit Fee is calculated as a percentage of the Benefit Base. All guarantees are subject to the claims paying ability of Great-West.
Payout Options
The Contract offers three payout options: (1) periodic withdrawals; (2) variable annuity payouts; or (3) a single, lump-sum payment.
Prior to the Annuity Commencement Date, you can withdraw all or a part of your Annuity Account Value. Full or partial withdrawals may be subject to the Withdrawal Charge. Certain withdrawals will normally be subject to federal income tax and may also be subject to a federal penalty tax. You may also pay a Premium Tax upon a withdrawal.
If the Owner dies before the Annuity Commencement Date, we will pay the Death Benefit to your Beneficiary. If the Owner dies before the entire value of the Contract is distributed, we will distribute the remaining value according to the rules outlined in the Death Benefit section below.
The amount distributed to your Beneficiary will depend on the Death Benefit option you select. We offer two Death Benefit options. For both options, the Owner, Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued. Option 1 provides for the payment of your Annuity Account Value minus any Premium Tax. Option 2 provides for the payment of the greater of (1) your Annuity Account Value, minus any Premium Tax or (2) the sum of all Contributions, minus the impact of partial withdrawals, distributions and Premium Tax, if any. If you select Death Benefit Option 1, your Mortality and Expense Risk Charge will be 1.00%. If you choose Death Benefit option 2, this charge will be 1.20%.
This summary highlights some of the more significant aspects of the Contract. You’ll find more detailed information about these topics throughout the Prospectus and in your Contract. Please keep them both for future reference.
Great-West Life & Annuity Insurance Company of New York
Great-West (formerly known as First Great-West Life & Annuity Insurance Company, and prior to that as Canada Life Insurance Company of New York (“CLNY”)) is a stock life insurance company incorporated under the laws of the State of New York on June 7, 1971. We operate in two business segments: (1) employee benefits (life, health, and 401(k) products for group clients); and (2) financial services (savings products for both public and non-profit employers and individuals, and life insurance products for individuals and businesses). We are licensed to do business in New York and our Home Office is located at 50 Main Street, White Plains, New York 10606.
We are a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), a life insurance company domiciled in Colorado. GWL&A is a wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a Delaware holding company. GWL&A Financial is an indirect wholly-owned subsidiary of Great-West Lifeco, Inc. (“Lifeco”), a Canadian holding company. Lifeco is a subsidiary of Power Financial Corporation (“Power Financial”), a Canadian holding company with substantial interests in the financial services industry. Power Financial is a subsidiary of Power Corporation of Canada (“Power Corporation”), a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.
Effective December 31, 2005, First Great-West Life & Annuity Insurance Company (“First Great-West”), a stock life insurance company incorporated under the laws of the State of New York on April 9, 1996, was merged with and into CLNY. Upon the merger, CLNY became the surviving entity under New York corporate law and was renamed First Great-West Life & Annuity Insurance Company. As the surviving corporation in the merger, CLNY assumed legal ownership of all of the assets of First Great-West, including the Series Account, and it became directly liable for First Great-West’s liabilities and obligations, including those with respect to other variable annuity contracts supported by the Series Account. Effective September 24, 2012, First Great-West Life & Annuity Insurance Company was then renamed Great-West Life & Annuity Insurance Company of New York.

On January 24, 2019, GWL&A announced that it had entered into an agreement with Protective Life Insurance Company (“Protective”) to sell, via indemnity reinsurance, substantially all of its non-participating individual life insurance and annuity business and group life and health business, including this Contract. Subject to the provision of certain services by GWL&A or its affiliates for a transitional period following the closing, Protective will agree to provide administration for the Contract in accordance with their terms and conditions. The transaction is expected to close in the first half of 2019, subject to regulatory approvals and customary closing conditions.
The Series Account
The Series Account was established in accordance with New York law on September 23, 1989.
The Series Account is registered with the SEC under the 1940 Act as a unit investment trust. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Series Account.
We own the assets of the Series Account. The income, gains or losses, realized or unrealized, from assets allocated to the Series Account are credited to or charged against the Series Account without regard to our other income, gains or losses.
We will at all times maintain assets in the Series Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all Contracts and other of our variable insurance products participating in the Series Account. Those assets may not be charged with our liabilities from our other businesses. Our obligations under the Contracts and other products are, however, our general corporate obligations.
In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability, may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the Series Account or our other separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Owners are not the owners of the assets generating the benefits.
Your Contributions under the Contract are held in the Series Account. The Series Account is divided into several Sub-Accounts. Each Sub-Account invests exclusively in shares of a corresponding investment portfolio of a registered investment company (commonly known as a mutual fund). We may in the future add new Sub-Accounts or delete existing Sub-Accounts. The income, gains or losses, realized or unrealized, from assets allocated to each Sub-Account are credited to or charged against that Sub-Account without regard to the other income, gains or losses of the other Sub-Accounts. All amounts allocated to a Sub-Account will be fully invested in Portfolio shares.
We hold the assets of the Series Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios. All guarantees are subject to the claims paying ability of Great-West.
The Portfolios
The Contract offers a number of investment options, corresponding to the Sub-Accounts. Each Sub-Account invests in a single Portfolio. Each Portfolio is a separate mutual fund registered under the 1940 Act. More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Portfolios. You should read the Portfolios’ prospectuses in connection with this Prospectus. You may obtain a copy of the Portfolios' prospectuses without charge by Request. If you received a summary prospectus for a Portfolio, please follow the directions on the first page of the summary prospectus to obtain a copy of that Portfolio’s prospectus.
Each Portfolio:
•	holds its assets separately from the assets of the other Portfolios,
•	has its own distinct investment objectives and policies, and
•	operates as a separate investment fund.
The income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

The Portfolios are not available to the general public directly. The Portfolios are only available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. Not all Portfolios or Covered Funds will be available in all states, at all times, or through all financial intermediaries. You should speak with your financial advisor about the Portfolios and Covered Funds available to you.
Some of the Portfolios have been established by investment advisers that manage publicly available mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly available mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and any corresponding Portfolios may differ.
Payments We Receive. Some of the Portfolios’ investment advisers or affiliates may compensate us for providing the administrative, recordkeeping and reporting services they would normally be required to provide for individual shareholders or cost savings experienced by the investment advisers or affiliates of the Portfolios. Such compensation is typically a percentage of Series Account assets invested in the relevant Portfolio and generally may range up to 0.35% of net assets. GWFS Equities, Inc. (“GWFS”), a broker-dealer and subsidiary of Great-West and the principal underwriter and distributor of the Contract, may also receive Rule 12b-1 fees (ranging up to 0.25%) directly from certain Portfolios for providing distribution related services related to shares of Portfolios offered in connection with a Rule 12b-1 plan. If GWFS receives 12b-1 fees, combined compensation for administrative and distribution related services generally ranges up to 0.60% annually of Series Account assets invested in a Portfolio.
Such payments and fees create an incentive for us to offer Portfolios (or classes of shares of Portfolios) for which such payments and fees are available to us. We consider such payments and fees, among other things, when deciding to include a Portfolio (or class of shares of a Portfolio) as an investment option under the Contract. Other available investment portfolios (or other available classes of shares of the Portfolios) may have lower fees and better overall investment performance than the Portfolios (or classes of shares of the Portfolios) offered under the Contract.
If you purchased the Contract through a broker-dealer or other financial intermediary (such as a bank), the Portfolios and their related companies may pay the intermediary for services provided with regard to the sale of Portfolio shares to the Sub-Accounts under the Contract. The amount and/or structure of the compensation can possibly create a conflict of interest as it may influence the broker-dealer or other intermediary and your salesperson to present this Contract (and certain Sub-Accounts under the Contract) over other investment alternatives. The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the broker-dealer or other intermediary or your salesperson. You may ask your salesperson about variations and how he or she and his or her broker-dealer are compensated for selling the Contract or visit your financial intermediary's website for more information.
Portfolio Investment Objectives. The investment objectives of the Portfolios available under the Investment Segment are briefly described below, followed by the investment objective of the Covered Fund available under the Income Segment:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - advised by Invesco Advisers, Inc.
Invesco V.I. Global Real Estate Fund (Series II Shares) - seeks total return through growth of capital and current income.
Invesco V.I. Growth and Income Fund (Series II Shares) - seeks long-term growth of capital and income.
ALPS Variable Investment Trust – advised by ALPS Advisors, Inc.
ALPS|Alerian Energy Infrastructure Portfolio (Class III Shares) - seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the “Index”).
ALPS|Red Rocks Listed Private Equity Portfolio (Class III Shares) - seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.
American Century Variable Portfolios, Inc. – advised by American Century Investment Management, Inc.
American Century Investments® VP Mid Cap Value Fund (Class II Shares) - seeks long-term capital growth; income is a secondary consideration.

American Century Investments® VP Value Fund (Class II Shares) - seeks long-term capital growth; income is a secondary consideration.
American Century Variable Portfolios II, Inc. – advised by American Century Investment Management, Inc.
American Century Investments® VP Inflation Protection Fund (Class II Shares) - seeks long-term total return using a strategy that seeks to protect against U.S. inflation.
American Funds Insurance Series® - advised by Capital Research and Management Company
American Funds Insurance Series® Blue Chip Income and Growth Fund (Class 4 Shares) - seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.
American Funds Insurance Series® Global Growth and Income Fund (Class 4 Shares) - seeks long-term growth of capital while providing current income.
American Funds Insurance Series® Growth Fund (Class 4 Shares) - seeks growth of capital.
American Funds Insurance Series® Growth-Income Fund (Class 4 Shares) - seeks to achieve long-term growth of capital and income.
American Funds Insurance Series® International Fund (Class 4 Shares) - seeks to provide investors with long-term growth of capital.
American Funds Insurance Series® New World Fund® (Class 4 Shares) - seeks long-term capital appreciation.
Blackrock Variable Series Funds, Inc. - advised by BlackRock Advisors, LLC
BlackRock Global Allocation V.I. Fund (Class III Shares) - seeks high total investment return.
BlackRock High Yield V.I. Fund (Class III Shares) - seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock iShares® Dynamic Allocation V.I. Fund (Class III Shares) - seeks to track the investment results of an index composed of global equities in the technology sector.
Columbia Funds Variable Insurance Trust - advised by Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Strategic Income Fund (Class 2 Shares) - seeks total return, consisting of current income and capital appreciation.
Delaware VIP® Trust – advised by Delaware Management Company
Delaware VIP® Emerging Markets Series (Service Class Shares) - seeks long-term capital appreciation.
Delaware VIP® International Value Equity Series (Service Class Shares) - seeks long-term growth without undue risk to principal.
Delaware VIP® REIT Series (Service Class Shares)* - seeks maximum long-term total return, with capital appreciation as a secondary objective.
Delaware VIP® Small Cap Value Series (Service Class Shares) - seeks capital appreciation.
Dreyfus Investment Portfolios – advised by The Dreyfus Corporation (effective on or about June 3, 2019, the Fund will be renamed the BNY Mellon Investment Portfolios and the Adviser will be renamed BNY Mellon Investment Adviser, Inc.)

Dreyfus Investment Portfolios Technology Growth Portfolio (Service Shares)* (effective on or about June 3, 2019, this Portfolio will be renamed the BNY Mellon Investment Portfolios Technology Growth Portfolio) - seeks capital appreciation.
Eaton Vance Variable Trust – advised by Eaton Vance Management
Eaton Vance VT Floating-Rate Income Fund (Initial Class Shares) - seeks to provide a high level of current income.
Federated Insurance Series – advised by Federated Investment Management Company
Federated High Income Bond Fund II (Service Class Shares) - seeks high current income.
Fidelity Variable Insurance Products Fund II – advised by Fidelity Management & Research Company
Fidelity® Variable Insurance Products International Capital Appreciation Portfolio (Service Class 2 Shares) - seeks capital appreciation.
Fidelity Variable Insurance Products Fund III – advised by Fidelity Management & Research Company
Fidelity® Variable Insurance Products Balanced Portfolio (Service Class 2 Shares) - seeks income and capital growth consistent with reasonable risk.
First Trust Variable Insurance Trust – advised by First Trust Advisors, L.P.
First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class I Shares) - seeks to provide total return by allocating among dividend-paying stocks and investment grade bonds.
Franklin Templeton Variable Insurance Products Trust - advised by Franklin Advisers, Inc.
Franklin Income VIP Fund (Class 4 Shares) - seeks to maximize income while maintaining prospects for capital appreciation.
Goldman Sachs Variable Insurance Trust – advised by Goldman Sachs Asset Management, L.P.
Goldman Sachs VIT U.S. Equity Insights Fund (Service Shares) - seeks long-term growth of capital and dividend income.
Great-West Funds, Inc. – advised by Great-West Capital Management, LLC
Great-West Ariel Mid Cap Value Fund (Investor Class Shares) - seeks long-term capital appreciation.
Great-West Bond Index Fund (Investor Class Shares) - seeks investment results that track the total return of the debt securities that comprise the Bloomberg Barclays U.S. Aggregate Bond Index.
Great-West Core Bond Fund (Investor Class Shares) - seeks to provide total return, consisting of two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings.
Great-West Emerging Markets Equity Fund (Investor Class Shares) - seeks long-term capital appreciation.
Great-West Global Bond Fund (formerly Great-West Templeton Global Bond Fund) (Investor Class Shares) - seeks current income with capital appreciation and growth of income.
Great-West Government Money Market Fund (Investor Class Shares) - seeks as high a level of current income as is consistent with the preservation of capital and liquidity. Investment in the Great-West Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.
Great-West Inflation-Protected Securities Fund (Investor Class Shares) - seeks real return consistent with the preservation of capital.

Great-West International Growth Fund (Investor Class Shares) - seeks long-term growth of capital.
Great-West International Index Fund (Investor Class Shares) - seeks investment results, before fees and expenses that track the total return of the common stocks that comprise the MSCI EAFE (Europe, Australasia, Far East) Index.
Great-West International Value Fund (Investor Class Shares) - seeks long-term capital growth.
Great-West Invesco Small Cap Value Fund (Investor Class Shares) - seeks long-term growth of capital.
Great-West Large Cap Growth Fund (Investor Class Shares) - seeks long-term growth of capital.
Great-West Loomis Sayles Small Cap Value Fund (Investor Class Shares) - seeks long-term capital growth. Loomis, Sayles & Company, L.P. is the sub-adviser to this Fund.
Great-West Mid Cap Value Fund (Investor Class Shares) - seeks long-term growth of capital.
Great-West Multi-Sector Bond Fund (formerly Great-West Loomis Sayles Bond Fund) (Investor Class Shares) - seeks high total investment return through a combination of current income and capital appreciation.
Great-West Putnam Equity Income Fund (Investor Class Shares) - seeks capital growth and current income.
Great-West Putnam High Yield Bond Fund (Investor Class Shares) - seeks to obtain high current income with capital appreciation as a secondary objective.
Great-West Real Estate Index Fund (Investor Class Shares) - seeks investment results, before fees and expenses, that track the total return of a benchmark index that measures the performance of publicly traded equity real estate investment trusts (“REITs”).
Great-West S&P 500® Index Fund (Investor Class Shares) seeks investment results that track the total return of the common stocks that comprise the Standard & Poor's (“S&P”) 500® Index. 3
Great-West S&P Mid Cap 400® Index Fund (Investor Class Shares) - seeks investment results, before fees and expenses, which track the total return of the common stocks that comprise the Standard & Poor's (“S&P”) MidCap 400® Index.3
Great-West S&P Small Cap 600® Index Fund (Investor Class Shares) - seeks investment results that track the total return of the common stocks that comprise the Standard & Poor's (“S&P”) SmallCap 600® Index. ).3
Great-West Short Duration Bond Fund (Investor Class Shares) - seeks maximum total return that is consistent with preservation of capital and liquidity.
Great-West Small Cap Growth Fund (Investor Class Shares) - seeks long-term capital appreciation.
Great-West T. Rowe Price Mid Cap Growth Fund (Investor Class Shares) - seeks long-term capital appreciation.
Great-West U.S. Government Securities Fund (Investor Class Shares) - seeks the highest level of return consistent with preservation of capital and substantial credit protection.
Great-West Lifetime Funds
Great-West Lifetime 2015 Fund (Investor Class Shares) - seeks income and secondarily, capital growth.
Great-West Lifetime 2020 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2020, it seeks income and secondarily capital growth.

[3]	Standard & Poor’s, S&P 500 Composite Index, S&P MidCap 400, and S&P SmallCap 600 are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Great-West Funds, Inc. and Great-West Life & Annuity Insurance Company and its affiliates. The Funds that track those indices are not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of using any index.

Great-West Lifetime 2025 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2025, it seeks income and secondarily capital growth.
Great-West Lifetime 2030 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2030, it seeks income and secondarily capital growth.
Great-West Lifetime 2035 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2035, it seeks income and secondarily capital growth.
Great-West Lifetime 2040 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2040, it seeks income and secondarily capital growth.
Great-West Lifetime 2045 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2045, it seeks income and secondarily capital growth.
Great-West Lifetime 2050 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2050, it seeks income and secondarily capital growth.
Great-West Lifetime 2055 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2055, it seeks income and secondarily capital growth.
Great-West Profile Funds
Each of the following Profile Funds seeks to provide an asset allocation program designed to meet certain investment goals based on an investor’s risk tolerance, investment horizon and personal objectives.
Great-West Aggressive Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments.
Great-West Conservative Profile Fund (Investor Class Shares) - seeks capital preservation primarily through investments in underlying funds that emphasize fixed income investments.
Great-West Moderate Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds with a relatively equal emphasis on equity and fixed income investments.
Great-West Moderately Aggressive Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments and, to a lesser degree, in underlying funds that emphasize fixed income investments.
Great-West Moderately Conservative Profile Fund (Investor Class Shares) - seeks income and capital appreciation primarily through investments in underlying funds that emphasize fixed income investments and, to a lesser degree, in underlying funds that emphasize equity investments.
Ivy Variable Insurance Portfolios – advised by Ivy Investment Management Company
Ivy VIP Energy (Class II Shares) - seeks capital growth and appreciation.
Janus Aspen Series – advised by Janus Capital Management LLC
Janus Henderson Balanced Portfolio (Service Shares) - seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Henderson Enterprise Portfolio (Service Shares) - seeks long-term growth of capital.
Janus Henderson Flexible Bond Portfolio (Service Shares) - seeks to obtain maximum total return, consistent with preservation of capital.

JPMorgan Insurance Trust – advised by J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Global Allocation Portfolio (Class 2 Shares) - seeks to maximize long-term total return.
JPMorgan Insurance Trust Income Builder Portfolio (Class 2 Shares) - seeks to maximize income while maintaining prospects for capital appreciation.
JPMorgan Insurance Trust Small Cap Core Portfolio (Class 2 Shares) - seeks capital growth over the long term.
Legg Mason Partners Variable Equity Trust – advised by Legg Mason Partners Fund Advisor, LLC
ClearBridge Variable Large Cap Growth Portfolio (Class II Shares) - seeks long-term growth of capital.
ClearBridge Variable Small Cap Growth Portfolio (Class II Shares) - seeks long-term growth of capital.
Lord Abbett Series Fund, Inc. – advised by Lord, Abbett & Co. LLC
Lord Abbett Series Fund Developing Growth Portfolio (Class VC Shares)* - seeks long-term growth of capital.
MFS® Variable Insurance Trust II – advised by Massachusetts Financial Services Company
MFS® VIT II Blended Research® Core Equity Portfolio (Service Class Shares) - seeks capital appreciation.
MFS® VIT II International Growth Portfolio (Service Class Shares) - seeks capital appreciation.
MFS® VIT II Technology Portfolio (Service Class Shares) - seeks capital appreciation.
MFS® Variable Insurance Trust III – advised by Massachusetts Financial Services Company
MFS® VIT III Blended Research® Small Cap Equity Portfolio (Service Class Shares) - seeks capital appreciation.
Neuberger Berman Advisers Management Trust – advised by Neuberger Berman Investment Advisers LLC
Neuberger Berman AMT Sustainable Equity Portfolio (Class S Shares) - seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.
Oppenheimer Variable Account Funds – advised by OFI Global Asset Management, Inc.
Oppenheimer Main Street Small Cap Fund/VA® (Service Shares) - seeks capital appreciation.
Oppenheimer Total Return Bond Fund/VA (Service Shares) - seeks total return.
PIMCO Variable Insurance Trust – advised by Pacific Investment Management Company, LLC
PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class Shares) - seeks maximum real return, consistent with prudent investment management.
PIMCO VIT Long-Term U.S. Government Portfolio (Advisor Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Low Duration Portfolio (Advisor Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Real Return Portfolio (Advisor Class Shares) - seeks maximum real return, consistent with preservation of real capital and prudent investment management.

PIMCO VIT Short-Term Portfolio (Advisor Class Shares) - seeks maximum current income, consistent with preservation of capital and daily liquidity.
PIMCO VIT Total Return Portfolio (Advisor Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust – advised by Putnam Investment Management, LLC
Putnam VT Global Asset Allocation Fund (Class IB Shares) - seeks long-term return consistent with preservation of capital.
Putnam VT Global Equity Fund (Class IB Shares) - seeks capital appreciation.
Putnam VT Growth Opportunities Fund (Class IB Shares) - seeks capital appreciation.
Putnam VT Income Fund (Class IB Shares) - seeks high current income consistent with what the manager believes to be prudent risk.
Putnam VT International Equity Fund (Class IB Shares) - seeks capital appreciation.
Putnam VT International Growth Fund Class (Class IB Shares)* - seeks long-term capital appreciation.
Putnam VT International Value Fund (Class IB Shares) - seeks capital growth; current income is a secondary objective.
Putnam VT Mortgage Securities Fund (Class IB Shares) - seeks high current income with preservation of capital as its secondary objective.
Putnam VT Multi-Cap Core Fund (formerly Putnam VT Investors Fund) (Class IB Shares) - seeks capital appreciation.
Putnam VT Research Fund (Class IB Shares) - seeks capital appreciation.
Putnam VT Small Cap Value Fund (Class IB Shares) - seeks capital appreciation.
T. Rowe Price Equity Series, Inc. – advised by T. Rowe Price Associates, Inc.
T. Rowe Price Blue Chip Growth Portfolio (Portfolio-II Class Shares) - seeks to provide long-term capital growth; income is a secondary objective.
T. Rowe Price Health Sciences Portfolio (Portfolio-II Class Shares) - seeks long-term capital appreciation.
VanEck VIP Trust – advised by Van Eck Associates Corporation
VanEck VIP Global Hard Assets Fund (S Class Shares) - seeks long-term capital appreciation by investing primarily in hard asset securities; income is a secondary consideration.
The investment objectives of the Covered Fund available under the Income Segment are briefly described below and discussed in more detail below under Guaranteed Lifetime Withdrawal Benefit below.
Great-West Funds, Inc. – advised by Great-West Capital Management, LLC
Great-West SecureFoundation® Balanced Fund (Class L Shares) - seeks long-term capital appreciation and income.
* The Sub-Account investing in this Portfolio is closed to new Contributions and incoming Transfers.
Meeting Investment Objectives
Meeting investment objectives depends on various factors, including, but not limited to, how well the Portfolio managers anticipate changing economic and market conditions. There is no guarantee that any of these Portfolios will achieve their stated objectives.

Where to Find More Information About the Portfolios
Additional information about the investment objectives and policies of all the Portfolios and the investment advisory and administrative services and charges can be found in the current prospectuses of the Portfolios, which can be obtained from the Retirement Resource Operations Center. You may also visit www.variableannuities.greatwest.com.
You should read the Portfolios' prospectuses carefully before making any decision concerning the allocation of Contributions to, or Transfers among, the Sub-Accounts.
Addition, Deletion or Substitution of Sub-Accounts
Great-West selects the Portfolios offered though the Contract based on several criteria, including but not limited to asset class coverage, brand recognition, the reputation and tenure of the adviser or sub-adviser, expenses, performance, marketing, availability, investment conditions, and the qualifications of each investment company. Another factor we consider is whether the Portfolio or an affiliate of the Portfolio will compensate Great-West for providing certain administrative, marketing, or support services that would otherwise be provided by the Portfolio, its investment adviser, or its distributor. For more information on such compensation, see “Payments We Receive,” above. When we develop and offer a variable annuity product in cooperation with a fund family or a distributor, Great-West will generally include Portfolios based on recommendations made by the fund family or the distributor, whose selection criteria may differ from our own. We have selected Portfolios of the Great-West Funds at least in part because they are managed by our directly owned subsidiary.
Great-West does not control the Portfolios and cannot guarantee that any of the Portfolios will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments, including the right to establish new Sub-Accounts or to eliminate existing Sub-Accounts.
Great-West periodically reviews each Portfolio and reserves the right to discontinue the offering of any Portfolio if we determine the Portfolio no longer meets one or more of the criteria, or if the Portfolio has not attracted significant allocations. If a Portfolio is discontinued, we may substitute shares of another Portfolio or shares of another investment company for the discontinued Portfolio’s shares. Any share substitution will comply with the requirements of the 1940 Act. If you are contributing to a Sub-Account corresponding to a Portfolio that is being discontinued, you will be given notice prior to the Portfolio’s elimination. Before a Sub-Account is eliminated, we will notify you and request that you reallocate the amounts invested in the Sub-Account to be eliminated.
Application and Initial Contributions
The first step to purchasing the Contract is to complete your Contract application and submit it with your initial minimum Contribution of $10,000. You can make initial Contributions by check (payable to Great-West), by transferring amounts from an eligible brokerage account, or by other method approved by Great-West. You also may purchase the Contract through a 1035 Exchange provided that the contract you are exchanging for the Great-West Smart Track® II Variable Annuity has a cash value of at least $10,000. You also may purchase the Contract through a rollover of assets from certain qualified retirement plans or IRAs, or as a beneficiary of an inherited IRA, provided the rollover amount or inherited amount is at least $10,000.
The Contract application and any initial Contributions made by check should be sent to the Retirement Resource Operations Center.
If your application is complete, your Contract will be issued and your Contribution will be credited within two Business Days after receipt by Great-West. Acceptance is subject to sufficient information in a form acceptable to us. We reserve the right to reject any application or Contribution.
If your application is incomplete, we will contact you by telephone or email to obtain the required information. If the information necessary to complete your application is not received within five Business Days, we will return to you both your check and the application. If you provide consent we will retain the initial Contribution and credit it as soon as we have completed your application.
Great-West reserves the right to lower the minimum initial Contribution.

Right to Cancel Period
During the 10 day right to cancel period, you may cancel your Contract. If you exercise your right to cancel, you must return the Contract to Great-West or to the representative from whom you purchased it. The Contract will be void from the start.
During the right to cancel period, Contributions will be allocated to the Sub-Accounts you select on your application, and you may change your Sub-Account allocations and your allocation percentages. If you cancel your Contract within the right to cancel period, we will refund your Annuity Account Value plus any charges and fees as of the Transaction Date we received your Request for cancellation. This amount may be higher or lower than your Contributions depending on the investment performance, which means you bear the investment risk until we receive your Contract and Request for cancellation.
After the right to cancel period, we allocate Contributions to the Annuity Account in the proportion Requested by the Owner. If there are no allocation instructions accompanying a subsequent Contribution, then allocations will be made in accordance with the standing allocation instructions you provided with your application. Allocations will be effective upon the Transaction Date.
Subsequent Contributions-- Investment Segment
Once your application is complete and we have received your initial Contribution, you can make subsequent Contributions to the Investment Segment at any time prior to the Annuity Commencement Date, as long as the Annuitant is living. Additional Contributions must be at least $500 (or $100 if made via an Automatic Bank Draft Plan, if available). Total Contributions may exceed $1,000,000 only with our prior approval.
You can make subsequent Contributions by check, Automatic Bank Draft Plan (if available), transfers from your brokerage account or other method approved by Great-West. If you make subsequent Contributions by check, your check should be payable to Great-West.
You will receive a confirmation of each Contribution you make upon its acceptance. Subsequent Contributions are credited the day they are received in the Retirement Resource Operations Center at Great-West if they are received on a Business Day. Subsequent Contributions received on non-Business Days will be credited the next Business Day.
If you cancel a purchase payment or if your check is returned due to insufficient funds, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the canceled purchase. We reserve the right to refrain from allocating Contributions to your selected Sub-Accounts until your bank notifies us that your check has cleared.
Great-West reserves the right to cease accepting Contributions at any time at its discretion, as well as the right to modify the limitations set forth in this section.
Annuity Account Value
Before the Annuity Commencement Date, the value of your Contract is the Annuity Account Value, which, before your Annuity Commencement Date, is the total dollar amount of all Accumulation Units credited to you for each Sub-Account. Initially, the value of each Accumulation Unit was set at $10.00.
Each Sub-Account’s value prior to the Payout Election Date is equal to:
•	Contributions allocated to the corresponding Sub-Account;
•	plus or minus any increase or decrease in the value of the assets of the Sub-Account due to investment results;
•	minus the daily M&E Charge and/or quarterly Guarantee Benefit Fee;
•	minus any withdrawals or Transfers from the Sub-Account; and
•	minus any Withdrawal Charges.
The value of a Sub-Account’s assets is determined at the end of each day that the New York Stock Exchange is open for regular business (a valuation date). A valuation period is the period between successive valuation dates. It begins at the close of the New York Stock Exchange (generally 4:00 p.m. ET) on each valuation date and ends at the close of the New York Stock Exchange on the next succeeding valuation date.
The Annuity Account Value is expected to change from valuation period to valuation period, reflecting the investment experience of the selected Sub-Account(s), as well as the deductions for applicable charges.

Upon allocating Contributions to a Sub-Account you will be credited with variable Accumulation Units in that Sub-Account. The number of Accumulation Units you will be credited is determined by dividing the portion of each Contribution allocated to the Sub-Account by the value of an Accumulation Unit. The value of the Accumulation Unit is determined and credited at the end of the valuation period during which the Contribution was received.
Each Sub-Account’s Accumulation Unit value is established at the end of each valuation period. It is calculated by multiplying the value of that unit at the end of the prior valuation period by the Sub-Account’s Net Investment Factor for the valuation period. The formula used to calculate the Net Investment Factor is discussed in Appendix B.
Transfers
While your Contract is in force, and subject to the terms of a GLWB Rider, if applicable, you may Transfer all or part of your Annuity Account Value among and between the Sub-Accounts by telephone, in writing by sending a Request to the Retirement Resource Operations Center, or through the Internet at www.variableannuities.greatwest.com. Incoming Transfers to closed Sub-Accounts are not permitted.
Your Request must specify:
•	the amounts being Transferred,
•	the Sub-Account(s) from which the Transfer is to be made, and
•	the Sub-Account(s) that will receive the Transfer.
Currently, there is no limit on the number of Transfers you can make among the Sub-Accounts during any calendar year. However, we reserve the right to limit the number of Transfers you make. Also, there is currently no charge for Transfers. We reserve the right to impose such a charge in the future. If we choose to exercise these rights, we will notify you by sending you a supplement to this prospectus, in accordance with all applicable regulations.
A Transfer generally will be effective on the date the Retirement Resource Operations Center receives the Request for Transfer if received before 4:00 p.m. ET on a Business Day. Any Transfer Request received after 4:00 p.m. ET becomes effective on the following Business Day. Under current tax law, there will not be any tax liability to you if you make a Transfer.
Transfers involving the Sub-Accounts will result in the purchase and/or cancellation of Accumulation Units having a total value equal to the dollar amount being transferred. The purchase and/or cancellation of such units is made using the value of the Sub-Accounts as of the end of the valuation date on which the Transfer is effective.
We reserve the right without prior notice to modify, restrict, suspend, or eliminate the Transfer privileges (including telephone and/or Internet Transfers) at any time.
At present, we do not impose minimums on amounts that must be transferred. However, we reserve the right to impose, from time to time, minimum dollar amounts that may be transferred from a Sub-Account.
We also reserve the right to impose, from time to time, minimum dollar amounts that must remain in a Sub-Account after giving effect to a Transfer from that Sub-Account. At present, we do not impose any such minimums.
Market Timing and Excessive Trading
The Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of Contract Owners in the underlying Portfolios. Market timing generally involves frequent or unusually large Transfers that are intended to take advantage of short-term fluctuations in the value of a Portfolio’s portfolio securities and the reflection of that change in the Portfolio’s share price. In addition, frequent or unusually large Transfers may harm performance by increasing Portfolio expenses and disrupting Portfolio management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Portfolio to keep a relatively high cash position, resulting in increased brokerage costs and lost investment opportunities.
We maintain procedures designed to prevent or minimize market timing and excessive trading (collectively, “prohibited trading”) by Owners. As part of those procedures, certain of the Portfolios have instructed us to perform standardized trade monitoring, while other Portfolios perform their own monitoring and request reports of the Owner’s trading activity if prohibited trading is suspected. If an

Owner’s trading activity is determined to constitute prohibited trading, as defined by the applicable Portfolio, Great-West will notify the Owner that a trading restriction will be implemented if the Owner does not cease the prohibited trading. Some Portfolios may require that trading restrictions be implemented immediately without warning, in which case we will notify the Owner of the restriction imposed by the Portfolio(s), as applicable.
If a Portfolio determines, or, for Portfolios for which we perform trade monitoring, we determine based on the applicable Portfolio’s definition of prohibited trading, that the Owner continues to engage in prohibited trading, we will restrict the Owner from making Transfers into the identified Portfolio(s) for the period of time specified by the Portfolio(s). Restricted Owners will be permitted to make Transfers out of the identified Portfolio(s) to other available Portfolio(s). When the Portfolio’s restriction period has been met, the Owner will automatically be allowed to resume Transfers into the identified Portfolio(s).
For Portfolios that perform their own monitoring, the Series Account does not impose trading restrictions unless a Portfolio first detects and notifies us of prohibited trading activity. Accordingly, we cannot prevent all prohibited trading activity before it occurs, as it may not be possible to identify it unless a trading pattern is established. To the extent such Portfolios do not detect and notify us of prohibited trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make prohibited trading transactions with the result that the management of the Portfolios may be disrupted and the Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolios.
We endeavor to ensure that our procedures are uniformly and consistently applied to all Owners, and we do not exempt any persons from these procedures. We do not enter into agreements with Owners whereby we permit prohibited trading. Subject to applicable state law and the terms of each Contract, we reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time, to require that all Transfer Requests be made by you and not by your designee, and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you.
The Portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Portfolios should describe any policies and procedures relating to restricting prohibited trading. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage prohibited trading. For example, a Portfolio may impose a redemption fee. The Owner should also be aware that we are legally obligated to provide (at the Portfolios’ request) information about each amount you cause to be deposited into a Portfolio (including by way of premium payments and Transfers under your Contract) or removed from the Portfolio (including by way of withdrawals and Transfers under your Contract). If a Portfolio identifies you as having violated the Portfolio’s frequent trading policies and procedures, we are obligated, if the Portfolio requests, to restrict or prohibit any further deposits or exchanges by you in respect to that Portfolio. Under rules adopted by the SEC we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Owners and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or Transfers by specific Owners who violate the frequent trading policies established by the Portfolio. Accordingly, if you do not comply with any Portfolio’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Portfolio or directing any Transfers or other exchanges involving that Portfolio. You should review and comply with each Portfolio’s frequent trading policies and procedures, which are disclosed in the Portfolios’ current prospectuses.
We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Owners engaging in prohibited trading. In addition, our orders to purchase shares of the Portfolios are generally subject to acceptance by the Portfolio, and in some cases a Portfolio may reject or reverse our purchase order. Therefore, we reserve the right to reject any Owner’s Transfer Request if our order to purchase shares of the Portfolio is not accepted by, or is reversed by, an applicable Portfolio.
You should note that other insurance companies and retirement plans may also invest in the Portfolios and that those companies or plans may or may not have their own policies and procedures on frequent Transfers. You should also know that the purchase and redemption orders received by the Portfolios generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan Owners and/or individual Owners of variable insurance contracts. The nature of such orders may limit the Portfolios’ ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the Portfolios may not be able to detect potential prohibited trading activities in the omnibus orders they receive. We cannot guarantee that the Portfolios will not be harmed by Transfer activity relating to the retirement plans and/or other insurance companies that invest in the Portfolios. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent Transfer activity, it may affect the value of your investments in the Portfolios. In addition, if a Portfolio believes that an omnibus order we submit may reflect one or more Transfer Requests from an Owner engaged in frequent Transfer activity, the Portfolio may reject the entire omnibus order and thereby interfere with our ability to satisfy your Request even if you have not made frequent Transfers. For Transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by a Portfolio.
Automatic Custom Transfers
Dollar Cost Averaging
You may arrange for systematic Transfers from any Investment Segment Sub-Account to any other open Sub-Account in either the Investment Segment or the Income Segment. These systematic Transfers may be used to Transfer values from the Great-West Government Money Market Sub-Account to other Sub-Accounts as part of a dollar cost averaging strategy. Dollar cost averaging allows you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time. However, dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Dollar Cost Averaging.
You can set up automatic dollar cost averaging on a monthly, quarterly, semi-annual, or annual basis. Your Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you Request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.
If there are insufficient funds in the applicable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payouts from the Contract. Dollar cost averaging Transfers must meet the following conditions:
•	The minimum amount that can be Transferred out of the selected Sub-Account is $100;
•	You must: (1) specify the dollar amount to be Transferred, (2) designate the Sub-Account(s) to which the Transfer will be made, and (3) designate the percentage of the dollar amount to be allocated to each Sub-Account into which you are Transferring money. The Accumulation Unit values will be determined on the Transfer date.
How dollar cost averaging works (this example is hypothetical and may not be indicative of how dollar cost averaging would work for you):
Month	Contribution	Units Purchased	Price per Unit
Jan.	$250	10	$25.00
Feb.	250	12	20.83
Mar.	250	20	12.50
Apr.	250	20	12.50
May	250	15	16.67
June	250	12	20.83
Average market value per unit $18.06
Investor’s average cost per unit $16.85
In the chart above, if all units had been purchased at one time at the highest unit value of $25.00, only 60 units could have been purchased with $1500. By contributing smaller amounts over time, dollar cost averaging allowed 89 units to be purchased with $1500 at an average unit price of $16.85. This investor purchased 29 more units at $1.21 less per unit than the average market value per unit of $18.06.
You may not participate in dollar cost averaging and Rebalancer at the same time. During the GAW Phase, dollar cost averaging Transfers may not be made into the Income Segment. Any dollar cost averaging Transfers into the Income Segment that are scheduled during the GAW Phase will be automatically defaulted into the Great-West Government Money Market Sub-Account.

Great-West reserves the right to modify, suspend, or terminate dollar cost averaging at any time.
Rebalancer
Over time, variations in each Sub-Account’s investment results will change your Sub-Account allocation percentages. Rebalancer allows you to automatically reallocate your Investment Segment Account Value to maintain your desired Sub-Account allocation. The Income Segment Account Value is not eligible for the Rebalancer. Participation in Rebalancer does not assure a greater profit, or any profit, nor will it prevent or necessarily alleviate losses in a declining market. There is no charge for participating in Rebalancer and it is only available for assets held in the Investment Segment.
You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual, or annual basis. If you select to rebalance only once, the Transfer will take place on the Transaction Date of the Request.
If you select to rebalance on a quarterly, semi-annual, or annual basis, the first Transfer will be initiated on the Transaction Date one frequency period following the date of the Request. For example, if you Request quarterly Transfers on January 9, your first Transfer will be made on April 9 and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Contract.
How Rebalancer works:
Suppose you purchased your annuity and you decided to allocate 60% of your initial Contribution to Sub-Accounts that invest in stocks; 30% to Sub-Accounts that invest in bonds and 10% to Sub-Accounts that invest in cash equivalents as follows:
60%-- Stocks
30%-- Large Company
15%-- Small Company
15%-- International
30%-- Bonds
10%-- Cash
Now assume that stock Portfolios outperform bond Portfolios and cash equivalents over a certain period of time. Over this period, the unequal performance may alter the Sub-Account allocation of the above hypothetical plan to look like this:
75%-- Stocks
35%-- Large Company
20%-- Small Company
20%-- International
20%-- Bonds
5%-- Cash
Rebalancer automatically reallocates your Annuity Account Value to maintain your desired Sub-Account allocation. In this example, the Sub-Account allocation would be reallocated back to 60% in stocks; 30% in bonds; 10% in cash equivalents.
On the Transaction Date for the specified Request, assets will be automatically reallocated to the Sub-Accounts you selected. The Rebalancer option will terminate automatically when you start taking payouts from the Contract.
Rebalancer Transfers must meet the following conditions:
•	Your entire Investment Segment Account Value must be included (except for Sub-Accounts that are closed to new Contributions and incoming Transfers);
•	You must specify the percentage of your Investment Segment Account Value that you wish allocated to each Sub-Account and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time; and
•	You may not participate in dollar cost averaging and Rebalancer at the same time.
Rebalancer is not available after annuity payouts have begun. Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time.

Cash Withdrawals
You may withdraw all or part of your Annuity Account Value at any time during the life of the Annuitant and prior to the Annuity Commencement Date by submitting a withdrawal Request to the Retirement Resource Operations Center; however, any withdrawals over $25,000 must be submitted in writing. Withdrawals are subject to the rules below and federal or state laws, rules, or regulations may also apply. The amount payable to you if you surrender your Contract is your Annuity Account Value, less any Withdrawal Charge, applicable Premium Tax, and other taxes. No withdrawals may be made from the Investment Segment after the Annuity Commencement Date. If you surrender your Contract, a GLWB Rider, if elected, will terminate.
If you Request a partial withdrawal, your Annuity Account Value will be reduced by the partial withdrawal amount and the Death Benefit, if applicable, will be reduced on a proportionate basis measured as a percentage of the partial withdrawal against the current Annuity Account Value. For example, a partial withdrawal of 10% of the Annuity Account Value would reduce your Death Benefit by 10%.
Numerical Example
Sum of Contract Contributions = $50,000
Annuity Account Value = $40,000
Withdrawal amount* = $4,000
New Annuity Account Value = $36,000
Adjustment to Death Benefit = ($40,000 - $4,000)/$40,000 = 0.90
Guaranteed Minimum Death Benefit = ($50,000 x 0.90) = $45,000
*Withdrawal amount may be subject to the Withdrawal Charge.
Partial withdrawals are generally unlimited in frequency. However, you must specify the Sub-Account(s) from which the withdrawal is to be made. The minimum partial withdrawal is $500.
The following terms apply to withdrawals:
•	Partial withdrawals and surrenders may be subject to the Withdrawal Charge, as described below in Charges and Deductions;
•	Partial withdrawals or surrenders from the Investment Segment are not permitted after the Annuity Commencement Date;
•	If a partial withdrawal is made within 30 days of the date annuity payouts are scheduled to begin, we may delay the Annuity Commencement Date by 30 days; and
•	A partial withdrawal or a surrender will be effective upon the Transaction Date.
Withdrawal Requests submitted in writing must include your original signature. If your instructions are not clear, your Request will be denied and no surrender or partial withdrawal will be processed.
If we receive a Request for surrender or partial withdrawal, we may postpone any cash payment from the Annuity Account Value for no more than 7 days.
We may also delay payment for any of the following reasons:
(a)	any period during which the New York Stock Exchange is closed (other than customary weekend and holding closings) or trading on the New York Stock Exchange is restricted;
(b)	any period during which an emergency exists such that the disposal of or determination of the value of shares of the Portfolios is not reasonably practicable; or
(c)	any other period as the Securities and Exchange Commission may by order permit for the protection of security holders.
If you have not elected a GLWB Rider, a withdrawal of your entire Annuity Account Value will terminate all of your rights under the Contract. If you have elected a GLWB Rider, at any time that your Annuity Account Value and your Benefit Base are both reduced to zero, all of your rights under the Contract and GLWB Rider will terminate.

Tax Consequences of Withdrawals
Withdrawals may be taxable—including Guaranteed Lifetime Withdrawal Benefits. In addition, the Code may require us to withhold federal income taxes from withdrawals and report such withdrawals to the Internal Revenue Service (“IRS”). If you Request partial withdrawals, your Annuity Account Value will be reduced by the sum of the amount of the withdrawal and the related withholding.
You may elect, in writing, to have us not withhold federal income tax from withdrawals, unless withholding is mandatory for your Contract. If you are younger than 59 1⁄2, the taxable portion of any withdrawal is generally considered to be an early withdrawal and may be subject to an additional federal penalty tax of 10%.
Some states also require withholding for state income taxes. For details about withholding, please see Federal Tax Matters below.
Telephone and Internet Transactions
You may make Transfer Requests by telephone, fax and/or by Internet. Transfer Requests received before 4:00 p.m. ET will be made on that day at that day’s unit value. Those received after 4:00 p.m. ET will be made on the next Business Day at that day’s unit value.
We will use reasonable procedures to confirm that instructions communicated by telephone, fax and/or Internet are genuine, such as:
•	requiring some form of personal identification prior to acting on instructions;
•	providing written confirmation of the transaction; and
•	tape recording the instructions given by telephone.
If we follow such procedures we will not be liable for any losses due to unauthorized or fraudulent instructions.
We reserve the right to suspend telephone, fax and/or Internet transaction privileges at any time, for some or all Contracts, at our discretion. We currently do not permit partial withdrawals or surrenders by telephone; however you may Request partial withdrawal Requests in the amount of $25,000 or less by Internet. All Requests for full surrenders, periodic withdrawals, and partial withdrawals in excess of $25,000 must be in writing.
Death Benefit
At the time you apply to purchase the Contract, you select one of the two Death Benefit options we offer.
Option 1 — The amount of the Death Benefit under Option 1 will be your Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax.
The Owner, Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued in order for you to select Option 1. Your M&E Charge under Option 1 is 1.00% of the average daily value of the Sub-Accounts to which you have allocated Contributions.
Option 2 — The amount of the Death Benefit under Option 2 will be the greater of:
•	the Annuity Account Value as of the date we receive a Request for the payout of the Death Benefit, minus any Premium Tax; or
•	the sum of Contributions applied to the Contract in both the Investment Segment and the Income Segment, as of the date the Request for payment is received, less the proportionate impact of any distributions, partial or periodic withdrawals and Premium Tax, if any.
The Owner, Annuitant, and Contingent Annuitant each must be age 80 or younger at the time the Contract is issued in order for you to select Option 2. Your M&E Charge under Option 2 is 1.20% of the average daily value of the Sub-Accounts to which you have allocated Contributions.
For a full description of the circumstances under which we pay the Death Benefit, please see Distribution of Death Benefit below.
The difference between the two Death Benefit options we offer is that the amount payable upon death (the Death Benefit) is based on different criteria for each option and there is a different M&E Charge for each. Option 2 provides for the return of Contributions in the event that amount is greater than the Annuity Account Value (minus any Premium Tax and minus the proportionate impact of any partial withdrawals). This could happen, for example, if the Death Benefit becomes payable soon after the Contract is purchased (say, one to three years) and, during those years, while Contributions are being made, the investment markets generally are in decline. Under these circumstances, it is possible that the performance of the Sub-Accounts you select may cause the Annuity Account Value to be less than the total amount of Contributions. If you have selected Death Benefit option 2 on a Contract, your Beneficiary would receive the greater amount, in this case, the sum of all Contributions (minus any Premium Tax and minus the proportionate impact of any partial withdrawals). If you have selected Death Benefit option 1, your Beneficiary would receive the lesser amount, in this case, the Annuity Account Value (minus any Premium Tax).
The Death Benefit will become payable following our receipt of the Beneficiary’s claim in good order. When an Owner dies before the Annuity Commencement Date and a Death Benefit is payable to a Beneficiary, the Death Benefit proceeds will remain invested according to the allocation instructions given by the Owner(s) until: (i) new allocation instructions are Requested by the Beneficiary; (ii) the Death Benefit is actually paid to the Beneficiary, except where the GLWB Rider may not be maintained by the Beneficiary; or, (iii) a Request for a payout of the Death Benefit is processed, as described below.
The amount of the Death Benefit will be determined as of the date payments commence. However, on the date a payout option is processed, the Annuity Account Value will be transferred to the Great-West Government Money Market Sub-Account unless the Beneficiary elects otherwise.
Subject to the distribution rules below, payout of the Death Benefit may be made as follows:
•	payout in a single sum, or
•	payout under any of the variable annuity options provided under this Contract.
In any event, no payout of benefits provided under the Contract will be allowed that does not satisfy the requirements of the Code and any other applicable federal or state laws, rules or regulations.
Ownership
The Owner, and if selected, Joint Owner, exercise all rights and privileges under the Contract, while the Annuitant is living. You may change the Owner any time before the Owner’s death unless otherwise proscribed by applicable law. A change of Owner must be made in writing in a form satisfactory to us. The change will take effect as of the date the written Request is signed, unless you specify a certain date. Any change is subject to any payout or other action we have taken before recording your ownership change. A change in the Owner of the Contract will result in termination of the GLWB Rider except in certain circumstances. See Termination of a GLWB Rider below.
Grantor Trust Owned Annuity
Contracts owned by a Grantor Trust are not considered owned by a non-natural person and will be subject to the tax requirements generally applicable to Non-Qualified Annuity Contracts or the tax requirements applicable to individual retirement annuities or Roth individual retirement annuities if the Contract is a Qualified Annuity Contract under Section 408(b) of the Code or under Section 408A of the Code. Generally, if a trust is a Grantor Trust, the Grantor is treated as the owner of the assets, the trust is disregarded as a separate tax entity, and all income is taxed to the Grantor. Grantor Trust owned Contracts receive tax deferral in accordance with the Code. Upon the death of the Grantor, the Death Benefit will be paid pursuant to the Death Benefit provisions of the Contract. We allow a Grantor Trust to be an Owner only if it either has a single Grantor who is a natural person, or two Grantors who are one another’s Spouse as of the Effective Date.
Beneficiary
You may select one or more Beneficiaries. If more than one Beneficiary is selected, they will share equally in any Death Benefit payable unless you indicate otherwise. You may change the Beneficiary any time before the Annuitant’s death.
You may also select one or more Contingent Beneficiaries. You may change the Contingent Beneficiary before the Annuitant’s death. If one or more primary Beneficiaries are alive within 30 days after the Annuitant’s death, the Contingent Beneficiary cannot become the primary Beneficiary and any interest the Contingent Beneficiary may have in the Contract will cease.
A change of Beneficiary or Contingent Beneficiary will take effect as of the date the written Request was signed, unless the Owner specifies a certain date. If the Owner dies before the Request is processed, the change will take effect as of the date the Request was made, unless we have already made a payout or otherwise taken action on a designation or change before receipt or processing of such

Request. The interest of any Beneficiary who dies before the Owner or the Annuitant will terminate at the death of the Beneficiary and the Contingent Beneficiary will become the Beneficiary. The interest of any Beneficiary who dies at the time of, or within 30 days after the death of an Owner or the Annuitant will also terminate if no benefits have been paid to such Beneficiary, unless the Owner otherwise indicates by Request. The benefits will then be paid to the Contingent Beneficiary. If no Contingent Beneficiary has been designated, then the benefits will be paid as though the Beneficiary had died before the deceased Owner or Annuitant. If no Beneficiary or Contingent Beneficiary survives the Owner or Annuitant, as applicable, we will pay the Death Benefit proceeds to the Owner’s estate.
If the Beneficiary is not the Owner’s surviving Spouse, she/he may elect, not later than one year after the Owner’s date of death, to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that:
•	such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary; and
•	such distributions begin no later than one year after the Owner’s date of death.
If Great-West does not receive an election from a non-Spouse Beneficiary or substantially equal installments begin later than one year after the Owner’s date of death, then the entire amount must be distributed within five years of the Owner’s date of death. The Death Benefit will be determined as of the Annuity Commencement Date regardless of the timing of a non-Spouse Beneficiary’s election and notwithstanding more than a year passing after the Owner’s date of death.
If a corporation or other non-individual entity is entitled to receive benefits upon the Owner’s death, the Death Benefit must be completely distributed within five years of the Owner’s date of death.
A Beneficiary or Contingent Beneficiary designated irrevocably may not be changed without the written consent of that Beneficiary, or Contingent Beneficiary, as applicable, except as allowed by law.
Distribution of Death Benefit
Any Death Benefit payable to a Beneficiary upon the Owner’s death will be distributed as follows:
•	If the Owner’s surviving Spouse is the person entitled to receive benefits upon the Owner’s death, the surviving Spouse will be treated as the Owner and will be allowed to take the Death Benefit or continue the Contract in force. However, if single life GAW Installments have been selected for the Income Segment, then the GLWB will terminate and the assets held in the Covered Fund(s) will be sold and the sales proceeds will be transferred to the Great-West Government Money Market Sub-Account;
•	If a non-Spouse individual is the person entitled to receive benefits upon the Owner’s death, the non-Spouse individual Beneficiary may elect to receive the Death Benefit in either a single sum or payout under any of the variable annuity options available under the Contract, provided that: (a) such annuity is distributed in substantially equal installments over the life or life expectancy of the Beneficiary; and (b) such distributions begin no later than one year after the Owner’s date of death. The GLWB will terminate and the assets held in the Covered Fund(s) will be sold and the sales proceeds will be transferred to the Great-West Government Money Market Sub-Account. If Great-West does not receive an election from an individual non-Spouse Beneficiary such that substantially equal installments have begun no later than one year after the Owner’s date of death, then the entire amount must be distributed within five years of the Owner’s date of death.
The Death Benefit will be determined as of the Annuity Commencement Date.
Death of Annuitant Who is Not the Owner of the Contract
If the Annuitant Dies Before the Annuity Commencement Date
If the Owner is living and the Annuitant dies before the Annuity Commencement Date, the Contract will continue and no Death Benefit will be payable. If no Contingent Annuitant has been named and no Joint Annuitant has been named, the Owner (or the Grantor if the Owner is a Grantor Trust) will become the Annuitant.
If the Owner names a Contingent Annuitant prior to the Annuitant’s death, and the Annuitant dies before the Annuity Commencement Date while the Owner and Contingent Annuitant are living, no Death Benefit will be payable and the Contingent Annuitant will become the Annuitant.

If the Annuitant dies after the Annuity Commencement Date and before the entire interest has been distributed, any benefit payable must be distributed to the Beneficiary according to and as rapidly as under the payout option which was in effect on the Annuitant’s date of death.
Death of Owner Who Is Not the Annuitant
If the Owner dies before the Annuity Commencement Date and there is a Joint Owner who is the surviving Spouse of the deceased Owner, the Joint Owner becomes the Owner and Beneficiary and the Joint Owner may elect to take the Death Benefit or to continue the Contract in force.
In all other cases, we will pay the Death Benefit to the Beneficiary even if a Joint Owner (who was not the Owner’s Spouse on the date of the Owner’s death), the Annuitant and/or the Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.
If the Owner dies after the Annuity Commencement Date and before the entire interest has been distributed while the Annuitant is living, any benefit payable will continue to be distributed to the Annuitant as rapidly as under the payout option applicable on the Owner’s date of death. All rights granted the Owner under the Contract will pass to any surviving Joint Owner and, if none, to the Annuitant.
Death of Owner Who Is the Annuitant
If there is a Contingent Annuitant and a Joint Owner who is the surviving Spouse of the deceased Owner, the Joint Owner will become the Owner and the Beneficiary, the Contingent Annuitant will become the Annuitant, and the Contract will continue in force.
If there is a Joint Owner who is the surviving Spouse of the deceased Owner but no Contingent Annuitant, the Joint Owner will become the Owner, Annuitant, and Beneficiary and may elect to take the Death Benefit or continue the Contract in force.
In all other cases, we will pay the Death Benefit to the Beneficiary, even if a Joint Owner (who was not the Owner’s Spouse on the date of the Owner’s death) and/or Contingent Annuitant are alive at the time of the Owner’s death, unless the sole Beneficiary is the deceased Owner’s surviving Spouse who may elect to become the Owner and Annuitant and to continue the Contract in force.
If Owner/Annuitant Dies After Annuity Commencement Date
If the Owner/Annuitant dies after the Annuity Commencement Date, any benefit payable must be distributed to the Beneficiary in accordance with and at least as rapidly as the annuity option in effect on the date of death.
Contingent Annuitant
While the Annuitant is living and at least 30 days prior to the Annuity Commencement Date, you may, by written Request, designate or change a Contingent Annuitant from time to time. A change of Contingent Annuitant will take effect as of the date the Request is processed, unless you specify a certain date. You are not required to designate a Contingent Annuitant.
Deferred Payment
If payment of the death benefit is deferred due to an action to recover the proceeds as defined in New York Insurance law section 3214, interest on the death benefit proceeds will be paid from the date of death of the Owner at the rate currently paid by Great-West on proceeds left on deposit under the interest settlement option.
Impact of Withdrawals on Guaranteed Minimum Death Benefit (Option 2)
If you have selected Death Benefit option 2, you should be aware that distributions and Excess Withdrawals will reduce your Death Benefit on a pro-rata basis.

Numerical Example
Sum of Contract and GLWB Rider Contributions = $50,000
Annuity Account Value = $40,000
Withdrawal amount* = $4,000
New Annuity Account Value = $36,000
Adjustment to Death Benefit = ($40,000 - $4,000)/$40,000 = 0.90
Guaranteed Minimum Death Benefit = $45,000 ($50,000 x 0.90)
*Withdrawal amount may be subject to the Withdrawal Charge.
The Benefit Base has no value and will not affect the Death Benefit.
Charges and Deductions
When each Contribution is made, no amounts will be deducted from it except for any applicable Premium Tax. As a result, the full amount of your Contributions (less any applicable Premium Tax) is invested in the Contract.
As more fully described below, charges under the Contract are assessed only as deductions for:
•	charges against your Annuity Account Value for our assumption of mortality and expense risks;
•	the Withdrawal Charge, if applicable;
•	Premium Tax, if applicable; and
•	Guarantee Benefit Fee, if applicable.
Mortality and Expense Risk Charge (M&E Charge)
The mortality risk we assume is that Annuitants may live for a longer period of time than we estimate. We assume this mortality risk from our contractual obligations to make annuity payouts determined in accordance with the annuity tables and other provisions contained in the Contract which cannot be changed. This means that you can be sure that neither the Annuitant’s longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payouts under the Contract. The expense risk we assume is the risk that our actual expenses in administering the Contracts and the Series Account will be greater than we anticipated.
To compensate us for assuming these risks, we deduct an M&E Charge from your Annuity Account Value at the end of each valuation period. If you select Death Benefit option 1, this is a daily charge equal to an effective annual rate of 1.00%. We guarantee that this charge will never increase beyond 1.00%. If you select Death Benefit option 2, the M&E Charge is a daily charge equal to an effective annual rate of 1.20%. We guarantee that this charge will never increase beyond 1.20%.
The M&E Charge is reflected in the unit values of each of the Sub-Accounts you have selected. Thus, this charge will continue to be applicable should you choose a variable annuity payout option or a periodic withdrawal option.
Annuity Account Values and annuity payouts are not affected by changes in actual mortality experience we incur.
The M&E Charge is higher for Owners who have selected Death Benefit option 2 because we bear the risk that we may be required to pay an amount to your Beneficiary that is greater than your Annuity Account Value.
If the M&E Charge is insufficient to cover actual costs and risks assumed, we will bear the loss. If this charge is more than sufficient, any excess will be profit for us. Currently, we expect a profit from this charge.

Withdrawal Charge
The Withdrawal Charge may apply to amounts you withdraw under your Contract, including periodic withdrawals and full surrenders, depending on the length of time each Contribution has been invested and on the amount you withdraw. The Withdrawal Charge is calculated as a percentage of the Contribution being withdrawn and will reduce the net withdrawal accordingly. It varies with the number of years that have elapsed since each Contribution being withdrawn was made, as set forth in the following table:
Withdrawal Charge
Age of Contribution (being withdrawn)	Withdrawal Charge (as a percentage of the Contribution being withdrawn)
Less than one year old	7%
1 year old or older, but not yet 2 years old	7%
2 years old or older, but not yet 3 years old	6%
3 years old or older, but not yet 4 years old	5%
4 years old or older, but not yet 5 years old	4%
5 years old or older, but not yet 6 years old	3%
6 years old or older, but not yet 7 years old	2%
7 years old or older	0%
For purposes of calculating the Withdrawal Charge, we deem the oldest Contributions to be withdrawn first and Contributions to be withdrawn before earnings. After the amount of all Contributions has been withdrawn, all remaining withdrawals will be free of the Withdrawal Charge.
The Withdrawal Charge is designed to reimburse us for sales commissions and other expenses associated with the promotion and solicitation of offers for the Contracts, although our actual expenses may be greater or less than the Withdrawal Charge amount. To the extent our expenses for distribution of the Contracts are not covered by the Withdrawal Charge, these expenses will be borne by our general assets, which include profits from the Mortality and Expense Risk Charge. See Distribution of the Contracts below for information regarding commissions and other amounts paid to broker-dealers in connection with Contract distribution.
Free Withdrawals
During each year, beginning on the Effective Date and renewing on each anniversary of the Effective Date, the Owner is allowed a percentage of withdrawals that are free of the Withdrawal Charge. The annual amount of free withdrawals is 10% of the sum of Contributions that are less than the surrender charge period and that were made as of the most recent Effective Date anniversary. For purposes of calculating the Withdrawal Charge on subsequent withdrawals, free withdrawals reduce the amount of the oldest remaining Contribution(s).
Installments paid during the GAW Phase reduce the free withdrawal amount. See Effect of Excess Withdrawals During the GAW Phase below.
Expenses of the Portfolios
The values of the assets in the Sub-Accounts reflect the values of the Sub-Accounts’ respective Portfolio shares and therefore the fees and expenses paid by each Portfolio. Fees and expenses are deducted from the assets of the Portfolios and are described in each Portfolio's prospectus.

Premium Tax
We may be required to pay state Premium Taxes or retaliatory taxes currently ranging from 0% to 3.5% in connection with Contributions or values under the Contracts. Currently, due to our total mix of business, our Premium Tax rate in New York for annuities is 0%. In the future, if we are required to pay Premium Taxes, we will deduct the charges for the Premium Taxes we incur with respect to your Contributions, from amounts withdrawn, or from annuity payments. In some states, charges for both direct Premium Taxes and retaliatory Premium Taxes may be imposed at the same or different times with respect to the same Contribution, depending on applicable state law.
Other Taxes
Under present laws, we will incur state or local taxes (in addition to the Premium Tax described above) in New York. No charges are currently deducted for taxes other than Premium Tax. However, we reserve the right to deduct charges in the future for federal, state, and local taxes or the economic burden resulting from the application of any tax laws that we determine to be attributable to the Contract.
Periodic Withdrawals
You may Request that all or part of the Investment Segment Account Value be applied to a periodic withdrawal option. All Requests for periodic withdrawals must be in writing. The amount applied to a periodic withdrawal is the Investment Segment Account Value, less Premium Tax, if any.
In Requesting periodic withdrawals, you must elect:
•	The withdrawal frequency of either 1-, 3-, 6- or 12-month intervals;
•	A minimum withdrawal amount of at least $100;
•	The calendar day of the month on which withdrawals will begin;
•	One of the periodic withdrawal payout options discussed below—you may change the withdrawal option and/or the frequency once each calendar year; and
•	The type of allocation of withdrawals from the Investment Segment Sub-Accounts
•	Withdrawals may be prorated across the Investment Segment Sub-Accounts in proportion to their assets; or
•	Withdrawals may be made from specific Investment Segment Sub-Account(s). When the specified Investment Segment Sub-Account(s) is depleted, we will automatically prorate the remaining withdrawals against any remaining Sub-Account assets unless you Request otherwise.
While periodic withdrawals are being received:
•	You may continue to exercise all contractual rights, except that no Contributions may be made;
•	You may keep the same Sub-Accounts as you had selected before periodic withdrawals began; and
•	Charges and fees under the Contract continue to apply, including the Withdrawal Charge, which may be assessed on periodic withdrawals.
Periodic withdrawals will cease on the earlier of the date:
•	The amount elected to be paid under the option selected has been reduced to zero;
•	The Investment Segment Account Value is zero;
•	You Request that withdrawals stop;
•	You purchase an annuity payout option; or
•	The Owner or the Annuitant dies.
We may limit the number of times you may restart a periodic withdrawal program.
Periodic withdrawals may be taxable, subject to withholding and to the 10% federal penalty tax if you are younger than age 59 1⁄2.
If you choose to receive payouts from your Contract through periodic withdrawals, you may select from the following payout options:
Income for a specified period (at least 36 months)—You elect the length of time over which withdrawals will be made. The amount paid will vary based on the duration you choose.

Income of a specified amount (at least 36 months)—You elect the dollar amount of the withdrawals. Based on the amount elected, the duration may vary.
Any other form of periodic withdrawal acceptable to Great-West which is for a period of at least 36 months.
Annuity Payouts From the Investment Segment
You can choose the date that you wish annuity payouts from the Investment Segment to start (the Payout Election Date) either when you purchase the Contract or at a later date. You can change your selection at any time up to 30 days before the annuity date that you have selected. If you elect to annuitize your Contract, your annuity payouts will be based on the annuity purchase rate guaranteed in your Contract or our current annuity purchase rate, whichever results in a higher annuity payout to you.
If you do not select a Payout Election Date, payouts will begin on the Annuitant’s 99th birthday. If the Owner does not take annuity payouts from the Investment Segment, the entire Annuity Account Value will be annuitized at that time and any benefit under the GLWB Rider will terminate. If you have initiated Installments under the GLWB Rider, only the Investment Segment will be annuitized.
If you have not elected a payout option within 30 days of the Annuity Commencement Date, your Investment Segment Account Value will be paid out as a variable life annuity with a guaranteed period of 15 years.
The amount to be paid out will be based on the Investment Segment Account Value or Annuity Account Value, if applicable, on the Annuity Commencement Date. The minimum amount that may be withdrawn from the Investment Segment Account Value to purchase an annuity payout option is $2,000. If your Investment Segment Account Value is less than $2,000, we may pay the amount in a single sum subject to the Contract provisions applicable to a partial withdrawal.
If you choose to receive variable annuity payouts from your Contract, you may select from the following payout options:
Variable life annuity with guaranteed period—This option provides for payouts during a guaranteed period or for the lifetime of the Annuitant, whichever is longer. The guaranteed period may be 5, 10 or 15 years. Upon the death of the Annuitant, the Beneficiary will receive the remaining payouts at the same interval elected by the Owner.
Variable life annuity without guaranteed period—This option provides payouts during the lifetime of the Annuitant. The annuity terminates with the last payout due prior to the death of the Annuitant. Because no minimum number of payouts is guaranteed, this option may offer the maximum level of payouts. It is possible that only one payout may be made if the Annuitant dies before the date on which the second payout is due.
Any other form of variable annuity payout that is acceptable to Great-West.
Under an annuity payout option, you can receive payouts monthly, quarterly, semi-annually or annually in payments which must be at least $50. We reserve the right to make payouts using the most frequent payout interval which produces a payout of at least $50. Once annuity payouts commence, you cannot make Contributions or take withdrawals, other than your annuity payouts.
If you elect to receive a single sum payment, the amount paid is the Surrender Value.
Amount of First Variable Payout
The first payout under a variable annuity payout option will be based on the value of the amounts held in the Investment Segment Sub-Accounts or Annuity Account, if applicable, you have selected on the first valuation date preceding the Annuity Commencement Date. We determine the first payout under a variable annuity option by applying the appropriate rate to the amount applied under the payout option. The rate applied reflects an assumed investment return (“AIR”) of 2.5%.
For annuity options involving life income, the actual age, year in which annuitization commences and gender of the Annuitant will affect the amount of each payout. We reserve the right to ask for satisfactory proof of the Annuitant’s age.
We may delay annuity payouts until satisfactory proof is received. Because payouts to older Annuitants are expected to be fewer in number, the amount of each annuity payout under a selected annuity form will be greater for older Annuitants than for younger Annuitants.

If the age of the Annuitant has been misstated, the payouts established will be made on the basis of the correct age. If payouts were too large because of misstatement, we may deduct the difference with interest from the next payout or payouts. If payouts were too small, we may add the difference with interest to the next payout. The interest rate used will be 3%.
Annuity Units
We determine the number of Annuity Units paid for each Sub-Account by dividing the amount of the first payout by its Annuity Unit value on the first valuation date preceding the Annuity Commencement Date. The number of Annuity Units used to calculate each payout for a Sub-Account remains fixed during the Annuity Payout Period.
Amount of Variable Payouts After the First Payout
Payouts after the first will vary depending upon the investment performance of the Investment Segment Sub-Accounts. Your payouts will increase in amount over time if the Sub-Accounts you select earn more than the 2.5% AIR. Likewise, your payouts will decrease over time if the Sub-Accounts you select earn less than the 2.5% AIR. We determine the subsequent amount paid from each Sub-Account by comparing the actual performance of the Sub-Account to the AIR.
Transfers After the Variable Annuity Commencement Date
Once annuity payouts have begun, Transfers may be made within the variable annuity payout option among the available Investment Segment Sub-Accounts. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Investment Segment Sub-Account to which the Transfer is made. The result will be that the next annuity payout, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payouts will reflect changes in the value of the new Annuity Units.
Other Restrictions (Investment Segment Only)
Once payouts start from the Investment Segment under the annuity payout option you select:
•	no changes can be made in the payout option;
•	no additional Contributions to the Investment Segment will be accepted under the Contract; and
•	no further withdrawals, other than withdrawals made to provide annuity benefits or satisfy the terms of a GLWB Rider, will be allowed.
A portion or the entire amount of the annuity payouts may be taxable as ordinary income. If, at the Annuity Commencement Date, we have not received a proper written election not to have federal income taxes withheld, we must by law withhold such taxes from the taxable portion of such annuity payouts and remit that amount to the federal government. State income tax withholding may also apply. Please see Federal Tax Matters below for details.
Guaranteed Lifetime Withdrawal Benefit
When you purchase the Contract, you have the option of allocating Contributions under a GLWB Rider to a Covered Fund(s) in the Income Segment. If you exercise this option, the GLWB will provide you with a Guaranteed Lifetime Withdrawal Benefit, provided all conditions, described below, are met. You may elect only one GLWB Rider.
You may select from two types of optional GLWB Riders: a Floating GLWB Rider or the Great-West Secure Income Foundation GLWB Rider. The two types are similar in most respects except for the GAW% calculation and the Rider Fee. Generally, the Floating GLWB Rider, which is less expensive than the Great-West Secure Income Foundation GLWB Rider, is sensitive to interest rate changes. For example, the Floating GLWB Rider will be responsive to rising interest rates at the time GAWs start and provide an income stream that can increase as interest rates rise. The Great-West Secure Income Foundation GLWB Rider is designed for those who want to be guaranteed higher income regardless of the market and interest rate environment. All guarantees are subject to the claims paying ability of Great-West. You should consult with a competent advisor regarding whether a particular GLWB Rider is suitable for your needs.

GLWB Accumulation Phase
The GLWB Accumulation Phase begins when you make a GLWB election by investing in a Covered Fund(s) in the Income Segment. The GLWB Accumulation Phase ends when you elect to begin taking GAWs. During the GLWB Accumulation Phase, a Benefit Base will be established which will be used later to determine, in part, the amount of your GAWs. You may elect the GLWB by allocating Contributions or Transferring Investment Segment Account Value to the Covered Fund(s) on any Business Day as long as you are younger than age 85 on the GLWB Rider Election Date. We will record the GLWB Rider Election Date.
Guarantee Benefit Fee
The annual Guarantee Benefit Fee is assessed quarterly, in arrears, during the GLWB Accumulation Phase and GAW Phase. One-fourth of the Guarantee Benefit Fee is deducted quarterly from your Covered Fund Value no later than the 10th Business Day of the month following the calendar quarter end. Depending on the type of GLWB Rider you select, the Guarantee Benefit Fee will be calculated based on your Covered Fund Value or your Benefit Base, subject to the Benefit Base cap, as of the date of the deduction. The Great-West Secure Income Foundation GLWB Rider (available beginning January 19, 2015) bases the Guarantee Benefit Fee of 0.90% on your Benefit Base; the Floating GLWB Rider v1 (not available after January 18, 2015) bases the Guarantee Benefit Fee of 0.70% on your Covered Fund Value; and the Floating GLWB Rider v2 (available beginning January 19, 2015) bases the Guarantee Benefit Fee of 0.65% on your Benefit Base. Basing the Guarantee Benefit Fee on your Covered Fund Value is to your advantage when the Covered Fund Value is declining; basing the Guarantee Benefit Fee on your Benefit Base is to your advantage when Covered Fund Value is rising. The Guarantee Benefit Fee for Floating GLWB Rider v1 is higher than the Guarantee Benefit Fee for Floating GLWB Rider v2. In an upward market, paying 0.65% on your Benefit Base as long term investment is more advantageous to you. In a downward market, paying 0.70% on your Benefit Base as a long term investment is more advantageous to you.
The Benefit Base may or may not equal the Covered Fund Value at the time the Guarantee Benefit Fee is calculated. The Benefit Base will always be greater than or equal to the Covered Fund Value when the Guarantee Benefit Fee is calculated on a Ratchet Date. We reserve the right to change the frequency of the deduction upon sixty (60) days prior written notice. The Guarantee Benefit Fee will not be assessed during the GLWB Settlement Phase.
The first Guarantee Benefit Fee you pay will be pro-rated based on the portion of the quarter in which you allocated Contributions to the Covered Fund(s). The current Guarantee Benefit Fee depends on the GLWB Rider you select, as follows:
GLWB Rider	Current Guarantee Benefit Fee
Great-West Secure Income Foundation	0.90% of the Benefit Base
Floating v1	0.70% of the Covered Fund Value
Floating v2	0.65% of the Benefit Base
We reserve the right to change the frequency and amount of the Guarantee Benefit Fee upon sixty (60) days prior written notice to you. We determine the Guarantee Benefit Fee based on observations of a number of long-term experience factors, including, but not limited to, investment income, mortality, morbidity, persistency, and expense. As an example, if mortality experience improves faster than we have anticipated, and the population in general is expected to live longer than initially projected, we might increase the Guarantee Benefit Fee to reflect our increased probability of paying longevity benefits. However, improvements in mortality experience is provided as an example only. We will never increase the fee above the maximum disclosed in the Fee Tables at the beginning of this Prospectus.
Any change to the fee will affect all assets in the Covered Fund(s) in the Income Segment.
If you terminate the GLWB Rider, a final pro-rated Guarantee Benefit Fee will be deducted based on the portion of the last quarter that a GLWB Rider was in effect.
The Covered Fund(s)
A GLWB Rider only applies to Covered Funds that Great-West approves for use in the Income Segment. The approved Covered Fund is the Great-West SecureFoundation® Balanced Fund—Class L, described in The Portfolios above. At present, the Income Segment is limited to a single Covered Fund. Based on marketing, tax, investment, and other conditions, we may make new Covered Funds available to Owners at our discretion.

We may, without your consent, offer new Covered Fund(s) or cease offering Covered Fund(s). We will notify you whenever the Covered Fund(s) are changed. If a Covered Fund is closed, you will maintain your Benefit Base in that Covered Fund and all rights under a GLWB Rider unless you Transfer assets out of the Covered Fund or terminate your Contract. Great-West will complete the allocations between the Covered Fund(s) as disclosed in the notice as of the effective date of the change. Such allocation will remain in effect until you Request a different allocation.
Covered Fund Value
Your Covered Fund Value is the aggregate value of each Covered Fund. Your Covered Fund Value may increase with positive market performance or by Contributions to the Income Segment. Your Covered Fund Value may decrease with negative market performance, deduction of the Guarantee Benefit Fee or by taking an Excess Withdrawal or Guaranteed Annual Withdrawals. Your Guarantee Benefit Fee will be calculated based on your Covered Fund Value as of the date the fee is deducted each quarter.
The Benefit Base
The Benefit Base is separate from your Covered Fund Value. It is not a cash value. Rather, your Benefit Base is used to calculate your GAW during the GAW Phase and the GLWB Settlement Phase. Your Benefit Base and your Covered Fund Value may not be equal to one another. Although your Benefit Base is related to your Covered Fund Value in that your Benefit Base will be ratcheted up if the Covered Fund Value is greater than your Benefit Base on the Ratchet Date, at all other times during the year your Covered Fund Value may be higher or lower than the Benefit Base depending on market performance and other factors impacting the Covered Fund. Your Initial Benefit Base is the sum of all GLWB Rider Contributions initially allocated to the Covered Fund(s) in the Income Segment on the GLWB Rider Election Date.
A Covered Fund Benefit Base cannot be transferred to another Covered Fund unless we require a Transfer as a result of the Covered Fund being eliminated or liquidated.
•	We increase your Benefit Base on a dollar-for-dollar basis each time you make a GLWB Rider Contribution to a Covered Fund(s);
•	We decrease your Benefit Base on a proportionate basis each time you make an Excess Withdrawal;
•	On each Ratchet Date during the GLWB Accumulation Phase and the GAW Phase, we will increase your Benefit Base to equal your current Covered Fund Value if your Covered Fund Value is greater than your Benefit Base. (If so, your Benefit Base will then reflect positive Covered Fund performance);
•	On each Ratchet Date during the GAW Phase, we will adjust your Benefit Base to equal your Current Covered Fund Value if an Interest Rate Reset as described below results in a higher GAW Amount.
A few things to keep in mind regarding the Benefit Base:
•	The Benefit Base is used only for purposes of calculating your Installment Payments during the GAW Phase and the GLWB Settlement Phase. It has no other purpose. The Benefit Base does not provide and is not available as a cash value or settlement value;
•	It is important that you do not confuse your Benefit Base with the Covered Fund Value;
•	During the GLWB Accumulation Phase and the GAW Phase, the Benefit Base will be re-calculated on an annual basis, as described below, and each time you make a GLWB Rider Contribution or take an Excess Withdrawal.
Subsequent Contributions to Your Covered Fund(s)
During the GLWB Accumulation Phase, you may make additional GLWB Rider Contributions to the Covered Fund(s) in addition to your initial GLWB Rider Contribution. For both of the Floating GLWB Riders, additional GLWB Rider Contributions may not be made after the GLWB Accumulation Phase ends; however, additional contributions may be made after the GLWB Accumulation Phase ends in the Great-West Secure Income Foundation GLWB Rider. Any subsequent GLWB Rider Contribution is subject to any minimum investment or transfer requirements imposed by the Contract. Please see the Covered Fund(s) prospectus for more information.
All additional GLWB Rider Contributions made after the GLWB Rider Election Date will increase the Benefit Base dollar- for-dollar on the date the GLWB Rider Contribution is made. We will not consider the additional purchase of shares of a Covered Fund(s) through reinvested dividends, capital gains, and/or settlements to be a GLWB Rider Contribution. However, they will increase the Covered Fund Value.

We reserve the right to reject additional GLWB Rider Contributions at any time at our discretion. Great-West will provide you with 30 days prior written notice if we determine not to accept additional GLWB Rider Contributions. If Great-West refuses additional GLWB Rider Contributions, you will retain all other rights under the GLWB Rider.
Annual Adjustments to Your Benefit Base
During the GLWB Accumulation Phase, a Ratchet Date is the anniversary of the Owner’s GLWB Rider Election Date and each anniversary thereafter. On each Ratchet Date, we will evaluate your Benefit Base, and will adjust your Benefit Base to equal the greater of:
•	your current Benefit Base; or
•	your current Covered Fund Value.
Even though your Covered Fund Value may increase throughout the year due to capital appreciation, the Benefit Base will not similarly increase until the next Ratchet Date. Unlike Covered Fund Value, your Benefit Base will never decrease solely due to negative Covered Fund(s) performance.
Annual adjustments to your Benefit Base will not impact your Covered Fund Value. Your Covered Fund Value can only increase or decrease as described above.
Benefit Base Cap
The Benefit Base may not exceed $5 million. Any Covered Fund Value over $5 million will be considered excess Covered Fund Value and will not be used to calculate GAWs. An Owner may Transfer or Distribute any excess Covered Fund Value on a dollar for dollar basis without reducing the Benefit Base and such transfers will not be considered an Excess Withdrawal. However, if the Covered Fund Value falls below $5 million due to an Excess Withdrawal, the Benefit Base will be adjusted as described below.
Excess Withdrawals
The Benefit Base may be adjusted as a result of Excess Withdrawals. During the GLWB Accumulation Phase, except as described above with respect to the Benefit Base Cap, any withdrawals or Transfers from your Covered Fund Value will be categorized as Excess Withdrawals.
You may make withdrawals or change your investments at any time and in any amount that you wish, subject to any federal tax limitations. Additionally, any withdrawals to satisfy your required minimum distribution obligations under the Code (Qualified Annuity Contract Owners only) will be considered an Excess Withdrawal if taken during the GLWB Accumulation Phase.
You should carefully consider the effect of an Excess Withdrawal on both the Benefit Base and the Covered Fund Value during the GLWB Accumulation Phase, as this may affect your future benefits under a GLWB Rider. You are solely responsible for any adverse consequences that may result from any Distributions or withdrawals. You should consult with a financial advisor prior to taking a Distribution or making a withdrawal. In the event you decide to take an Excess Withdrawal, as discussed below, your Covered Fund Value will be adjusted dollar-for-dollar in the amount of the Excess Withdrawal. In addition, Excess Withdrawals may be subject to the Withdrawal Charge. The Benefit Base will be adjusted at the time the Excess Withdrawal is made by the ratio of the Covered Fund Value immediately after the Excess Withdrawal to the Covered Fund Value immediately before the Excess Withdrawal. Accordingly, your Benefit Base could be reduced by more than the amount of the withdrawal.
Types of Excess Withdrawals
A Distribution (when an amount is paid to you out of your Covered Fund Value) or Transfer (the movement of money from a Covered Fund to any Investment Strategy Sub-Account) during the GLWB Accumulation Phase is considered an Excess Withdrawal. An Excess Withdrawal will reduce your Benefit Base and Covered Fund Value. If you Transfer any amount out of a Covered Fund, then you will be prohibited from making any Transfers into the same Covered Fund for at least ninety (90) calendar days.

Numerical Example
Excess Withdrawals during the GLWB Accumulation Phase are illustrated as follows:
Covered Fund Value before the Excess Withdrawal adjustment = $50,000
Benefit Base = $100,000
Excess Withdrawal amount*: $10,000
Covered Fund Value after adjustment= $50,000 - $10,000 = $40,000
Covered Fund Value adjustment = $40,000/$50,000 = 0.80
Adjusted Benefit Base = $100,000 x 0.80 = $80,000
*Excess Withdrawals may be subject to the Withdrawal Charge.
Fees Associated with the Covered Fund(s)
Neither the Guarantee Benefit Fee, the mortality and expense charge, nor any other fees or charges assessed to the Covered Fund Value as directed by a Consultant and as agreed to by Great-West will be treated as an Excess Withdrawal.
Treatment of a Distribution During the GLWB Accumulation Phase
At the time of any partial or periodic Distribution, if the Covered Person is 59 1⁄2 years of age or older, you may elect to begin the GAW Phase (as described below) and begin receiving GAWs at that time. If you choose not to begin the GAW Phase, the Distribution will be treated as an Excess Withdrawal and will reduce your Covered Fund Value and your Benefit Base (as described above).
If the Covered Person is not yet 59 1⁄2 years old, then any partial or periodic Distribution will be treated as an Excess Withdrawal as described above.
Any Distribution made during the GLWB Accumulation Phase to satisfy any distribution limitation imposed under federal law will be considered an Excess Withdrawal at all times. You should consult a qualified tax advisor regarding contribution limits and other tax implications.
Death During the GLWB Accumulation Phase
If an Owner dies before the Initial Installment Date, the GLWB will terminate and the Covered Fund Value will be paid to the Beneficiary in accordance with the terms of the Contract (unless a Spouse Beneficiary makes an election to continue the Contract as provided in this section).
If a Spouse Beneficiary who was legally married to the deceased Owner under applicable law as of the date of death becomes the sole Owner and Beneficiary under the terms of the Contract, the Spouse Beneficiary may continue the Contract and maintain the deceased Owner’s current Benefit Base as of the date of death. In this case, the Ratchet Date will continue to be the same date as it was under the deceased Owner. A Spouse Beneficiary also has the option to establish a new GLWB Rider Election Date with a new Benefit Base based on the current Covered Fund Value. In this case, the Ratchet Date will be the anniversary of the new GLWB Rider Election Date. In either situation, the Spouse Beneficiary will become the sole Owner. The new Owner will be subject to all terms and conditions of the GLWB Rider, Contract and the Code, if applicable. Any election made by a Spouse Beneficiary pursuant to this section is irrevocable.
A non-Spouse Beneficiary cannot elect to maintain the Benefit Base. Upon the death of the Owner, the deceased Owner’s Covered Fund Value will be liquidated and will be transferred into the Great-West Government Money Market Sub-Account, or any other fund as approved by Great-West, and distributed to the non-Spouse Beneficiary.
GAW Phase
The GAW Phase begins when you elect to receive GAWs under a GLWB Rider. The GAW Phase continues until the Covered Fund Value reaches zero and the GLWB Settlement Phase begins. The GAW Phase cannot begin until all Covered Persons attain age 59 1⁄2.
To initiate the GAW Phase, you must submit a written Request to Great-West. At that time, you must provide sufficient documentation in good order and in a manner reasonably satisfactory to Great-West for Great-West to determine the age of each Covered Person. You may also begin the GAW Phase by initiating a Distribution while you are in the GLWB Accumulation Phase and the Covered Person(s) is 59 1⁄2 years of age or older. At that time, you may elect to begin receiving Installments and establish your GAW%. If you choose not to initiate the GAW Phase, the Distribution will be treated as an Excess Withdrawal and the GAW Phase will not begin. If the Covered Person(s) is not yet 59 1⁄2 years old, then any partial or periodic Distribution will be treated as an Excess Withdrawal and the GAW Phase will not begin. In these situations, the Benefit Base will be adjusted by the ratio of the Covered Fund Value after the Excess Withdrawal to the previous Covered Fund Value.
Because the GAW Phase cannot begin until all Covered Persons under a GLWB Rider attain age 59 1⁄2, any Distributions taken before then will be considered Excess Withdrawals and will be deducted from the Covered Fund Value and Benefit Base. See GLWB Accumulation Phase above for more information. No GLWB Rider Contributions may be made to the Covered Fund(s) on and after the Initial Installment Date, which is the date that GAWs begin.
Because of decreasing life expectancy as you age, in certain circumstances, the longer you wait to start taking GAWs, the less likely it is that you will benefit from your GLWB Rider. On the other hand, the earlier you begin taking GAWs, the lower the GAW Percentage you will receive and therefore the lower your GAWs (if any) will be. You should talk to your Consultant or tax advisor before initiating the GAW Phase to determine the most financially beneficial time for you to begin taking GAWs.
Calculation of Guaranteed Annual Withdrawals
Please note how the GAW is calculated because it will affect the benefits you receive under a GLWB Rider. Once you initiate the GAW Phase by submitting a Request to begin receiving GAW payments, we will verify the age of the Covered Person(s) and then determine the amount of the GAW.
To determine the amount of the GAW, we will compare the current Benefit Base to the current Covered Fund Value on the Initial Installment Date. If the Covered Fund Value is greater than the Benefit Base, we will increase the Benefit Base to equal the Covered Fund Value, and the GAW will be based on the increased Benefit Base amount.
During the GAW Phase, your Benefit Base may receive an annual adjustment. This adjustment is discussed below, and, if applicable, will occur on your Ratchet Date. Your Ratchet Date will become the anniversary of the Initial Installment Date and will no longer be the anniversary of the GLWB Rider Election Date as it was during the GLWB Accumulation Phase.
We use your Benefit Base to calculate the GAW you receive. However, even though the Benefit Base may be adjusted annually, your GAW% will not change unless there is an Interest Rate Reset of the GAW%. See Annual Review of Your GAW% below.
Please note that Installments during the GAW Phase will reduce your Covered Fund Value on a dollar-for-dollar basis, but they will not reduce your Benefit Base.
Calculation of Installment Amount-- Floating GLWB Riders
The GAW% is based in part on the age of the Covered Person(s) as of the date we calculate the first Installment and the current 10YR as of the previous weekly closing yield as of the last Business Day of the week prior to beginning Installments. If there are two Covered Persons, the GAW% is based on the age of the younger Covered Person multiplied by the Joint Withdrawal Adjustment of 0.90. If you would like more information on your GAW%, please contact our Retirement Resource Operations Center at:
Retirement Resource Operations Center
P.O. Box 173920
Denver, CO 80217-3920
1-877-723-8723
The GAW% for a single Covered Person, subject to a minimum and maximum GAW%, is based on the following schedule:
Guaranteed Annual Withdrawal % Table
10YR	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 +
<4%	3.00%	4.00%	4.50%
4% - 4.99%	3.15%	4.50%	4.95%
5% - 5.99%	3.85%	5.50%	6.05%
6% - 6.99%	4.55%	6.50%	7.15%

7% - 7.99%	5.25%	7.50%	8.25%
8%+	5.60%	8.00%	8.30%
For Joint Covered Persons, the same table is used and based on the age of the youngest Covered Person but an additional adjustment, the Joint Withdrawal Adjustment, of 0.90 is applied. To calculate the GAW, we multiply the Benefit Base by the GAW%, calculated based on the table above, on the Initial Installment Date. The amount of the Installment equals the GAW divided by the number of payments per year under the elected Installment Frequency Option, as described below.
We may allow Installments that annually total less than the GAW.
Numerical Examples of the Guaranteed Annual Withdrawal
Scenario #1: 72 Year Old Single Covered Person
10YR = 5.42%
Benefit Base = $80,000
Single GAW%: 6.05%, (See Guaranteed Annual Withdrawal % Table: Row: 5% - 5.99%; Column: 70+)
GAW = $4,840 ($80,000 x 6.05%)
Scenario #2: 68 Year Old Joint Covered Person with a 63 Year Old Spouse
10YR = 6.44%
Benefit Base = $80,000
Single GAW%: 4.55% (See Guaranteed Annual Withdrawal % Table: Row: 6% - 6.99%; Column: 59 1⁄2 -64)
Joint GAW% = 4.55% x 0.90 = 4.095% (Single GAW% x Joint Withdrawal Adjustment)
GAW = $3,276 ($80,000 x 4.095%)
Scenario #3: 60 Year Old Single Covered Person
10YR = 3.7%
Benefit Base = $80,000
Single GAW%: 3.0% (See Guaranteed Annual Withdrawal % Table: Row: <4%; Column: 59 1⁄2 - 64)
GAW = $2,400 ($80,000 x 3.0%)
Scenario #4: 71 Year Old Joint Covered Person with a 65 Year Old Spouse
10YR = 3.0%
Benefit Base = $80,000
Single GAW%: 4.00% (See Guaranteed Annual Withdrawal % Table: Row: <4%; Column: 65 - 69)
Joint GAW% = 4.00% x 0.90 = 3.60% (Single GAW% x Joint Withdrawal Adjustment)
GAW = $2,880 ($80,000 x 3.6%)
Calculation of Installment Amount - Great-West Secure Income Foundation GLWB Rider
The GAW% is based on the age of the Covered Person(s) as of the date we calculate the first Installment. If there are two Covered Persons, the GAW% is based on the age of the younger Covered Person. If you would like more information on your GAW%, please contact our Retirement Resource Operations Center at:
Retirement Resource Operations Center
P.O. Box 173920
Denver, CO 80217-3920
1-877-723-8723

The GAW% for a single Covered Person is based on the following table:
	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin
	59.5 - 64	65 - 69	70 - 79	80 +
% of Benefit Base	4.00%	5.00%	6.00%	7.00%
If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:
	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin
	59.5 - 64	65 - 69	70 - 79	80 +
% of Benefit Base	3.50%	4.50%	5.50%	6.50%
To calculate the GAW, we multiply the Benefit Base by the GAW%, calculated based on the tables above, on the Initial Installment Date. The amount of the Installment equals the GAW divided by the number of payments per year under the elected Installment Frequency Option, as described below.
Numerical Examples of the Guaranteed Annual Withdrawal
Scenario #1: 72 Year Old Single Covered Person
Benefit Base = $80,000
Single GAW%: 6.00%
GAW = $4,800 ($80,000 x 6.00%)
Scenario #2: 68 Year Old Joint Covered Person with a 63 Year Old Spouse
Benefit Base = $80,000
Joint GAW%: 3.50% (for 63 year old)
GAW = $2,800 ($80,000 x 3.50%)
Scenario #3: 60 Year Old Single Covered Person
Benefit Base = $80,000
Single GAW%: 4.00%
GAW = $3,200 ($80,000 x 4.00%)
Scenario #4: 71 Year Old Joint Covered Person with a 65 Year Old Spouse
Benefit Base = $80,000
Joint GAW%: 4.50% (for a 65 year old)
GAW = $3,600 ($80,000 x 4.50%)
Any election which affects the calculation of the GAW is irrevocable. Please consider all relevant factors when making an election to begin the GAW Phase. For example, an election to begin receiving Installments based on a sole Covered Person cannot subsequently be changed to Joint Covered Persons once the GAW Phase has begun. Similarly, an election to receive Installments based on Joint Covered Persons cannot subsequently be changed to a sole Covered Person. Installments will reduce the Covered Fund Value on a dollar-for-dollar basis.
Installment Frequency Options
Your Installment Frequency Options are as follows:

(a)	Annual – the GAW will be paid on the Initial Installment Date and each anniversary annually, or next business day, thereafter.
(b)	Semi-Annual – half of the GAW will be paid on the Initial Installment Date and in Installments every 6 month anniversary, or next business day, thereafter.
(c)	Quarterly – one quarter of the GAW will be paid on the Initial Installment Date and in Installments every 3 month anniversary, or next business day, thereafter.
(d)	Monthly – one-twelfth of the GAW will be paid on the Initial Installment Date and in Installments every monthly anniversary, or next business day, thereafter.
You may Request to change the Installment Frequency Option starting on each Ratchet Date during the GAW Phase.
Lump Sum Distribution Option
At any time during the GAW Phase, if you are receiving Installments more frequently than annually, you may elect to take a lump sum Distribution up to the remaining scheduled amount of the GAW for that year.
Numerical Example of Lump Sum Distribution
Assume the following:
GAW = $4,800 with a monthly distribution of $400
Three monthly Installments have been made (3 x $400 = $1,200)
Remaining GAW = GAW – paid Installments to date = $4,800 - $1,200 = $3,600
So, a Lump Sum Distribution of $3,600 may be taken.
Suspending and Re-Commencing Installments After a Lump Sum Distribution
It is your responsibility to Request the suspension of the remaining Installments that are scheduled to be paid during the year until the next Ratchet Date. If you choose not to suspend the remaining Installments for the year, an Excess Withdrawal may occur. See Effect of Excess Withdrawals During the GAW Phase described below.
After receiving a Lump Sum Distribution and suspending Installments, you must notify Great-West that you wish to recommence Installment payments for the next year. Great-West must receive notice 30 calendar days before the next Ratchet Date that you wish to recommence payments; otherwise, Great-West will not make any Installments. The Ratchet Date will not change if Installments are suspended.
The Owner is solely responsible for any adverse consequences that may result of any Distributions or withdrawals. The Owner should consult with a financial advisor prior to making any withdrawals.
Annual Review of Your GAW% - Floating GLWB Rider
Once a year, on your Ratchet Date, we will review your GAW and may make an adjustment by increasing your GAW amount. This adjustment, if applicable, will be made either by an Interest Rate Reset or by a Ratchet. We first will determine whether an Interest Rate Reset is applicable. If an Interest Rate Reset is applicable, the GAW will automatically increase to the higher GAW amount. We then will determine if a Ratchet is applicable and results in a higher GAW. If neither calculation is applicable, then no adjustment to the GAW will be made.
Interest Rate Reset. For an Interest Rate Reset, we will calculate a hypothetical GAW by multiplying the Covered Fund Value, subject to the Benefit Base cap, by a GAW% based on the current 10YR and the Covered Person’s age on the Initial Installment Date (and including the Joint Withdrawal Adjustment, if applicable). We will then compare the result of that hypothetical calculation to your previous GAW to determine if the hypothetical GAW is higher than your previous GAW. If so, we will adjust the GAW to the higher amount and will adjust the Benefit Base to equal the current Covered Fund Value. An adjustment to the GAW will increase or decrease the Benefit Base.
Ratchet. Just like the GLWB Accumulation Phase, we will compare the Covered Fund Value to determine if it exceeds the Benefit Base. If so, we will adjust the Benefit Base to equal the Covered Fund Value. For purposes of determining whether the Ratchet is more favorable than both the current GAW and the Interest Rate Reset, we will calculate a hypothetical GAW based on the Ratchet’s adjusted Benefit Base and prior year’s GAW%. We will then compare that to the current GAW and the GAW that would result from an Interest Rate Reset, as demonstrated in the examples below.

Numerical Example #1: Interest Rate Reset is Most Beneficial
Prior Year GAW
Prior Benefit Base	$450,000
Prior GAW%	4.00%
Prior GAW	$ 18,000

Inputs to Annual Review of your GAW
Current Covered Fund Value	$445,000
Current 10YR	4.10%

Age/Joint Election on Initial Installment Date
Single or Joint Withdrawals	Single
Age Withdrawals Started	65
Comparison Calculations
#1: Interest Rate Reset
First, use table below to determine Single GAW% based on current 10YR
10YR	Age 59 1⁄2 - 64	Age 65 – 69	Age 70 +
<4%	3%	4%	4.50%
4% to 4.99%	3.15%	4.50%	4.95%
5% to 5.99%	3.85%	5.50%	6.05%
6% to 6.99%	4.55%	6.50%	7.15%
7% to 7.99%	5.25%	7.50%	8.25%
8%+	5.60%	8%	8.30%
Single GAW% (4.50%)			4.50%
Interest Rate Reset GAW: $445,000 x 4.500%			$20,025
#2: Ratchet
Is $445,000 higher than $450,000?	No
Ratchet Benefit Base: NA, Covered Fund Value less than Prior Benefit Base	NA
Ratchet GAW: NA	NA
Highest Calculation and Resulting GAW
New GAW: Greatest of Prior GAW ($18,000) and Interest Rate Reset GAW ($20,025)	$ 20,025
New Benefit Base Based on Interest Rate Reset GAW: $445,000 x 4.500%	$445,000
New GAW% Based on Interest Rate Reset GAW: $445,000 x 4.500%	4.50%
Numerical Example #2: Ratchet is Most Beneficial
Prior Year GAW
Prior Benefit Base	$250,000

Prior GAW%	5.50%
Prior GAW	$ 13,750

Inputs to Annual Review of your GAW
Current Covered Fund Value	$275,000
Current 10YR	4.80%

Age/Joint Election on Initial Installment Date
Single or Joint Withdrawals	Single
Age Withdrawals Started	65
Comparison Calculations
#1: Interest Rate Reset
First, use table below to determine Single GAW% based on current 10YR
10YR	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 +
<4%	3%	4%	4.50%
4% to 4.99%	3.15%	4.50%	4.95%
5% to 5.99%	3.85%	5.50%	6.05%
6% to 6.99%	4.55%	6.50%	7.15%
7% to 7.99%	5.25%	7.50%	8.25%
8%+	5.60%	8%	8.30%
Single GAW% (4.50%)			4.50%
Interest Rate Reset GAW: $275,000 x 4.500%			$12,375
#2: Ratchet
Is $275,000 higher than $250,000?	Yes
Ratchet Benefit Base: Current Covered Fund Value	$275,000
Ratchet GAW: 275,000 x 5.500%	$ 15,125
Highest Calculation and Resulting GAW
New GAW: Greatest of Prior GAW ($13,750), Interest Rate Reset GAW ($12,375) and Ratchet GAW ($15,125)	$ 15,125
New Benefit Base Based on Ratchet GAW: $275,000 x 5.500%	$275,000
New GAW% Based on Ratchet GAW: $275,000 x 5.500%	5.50%
Numerical Example #3: Prior GAW is Most Beneficial
Prior Year GAW
Prior Benefit Base	$120,000
Prior GAW%	6.05%
Prior GAW	$ 7,260

Inputs to Annual Review of your GAW
Current Covered Fund Value	$100,000
Current 10YR	4.54%

Age/Joint Election on Initial Installment Date
Single or Joint Withdrawals	Single
Age Withdrawals Started	71
Comparison Calculations
#1: Interest Rate Reset
First, use table below to determine Single GAW% based on current 10YR
10YR	Age 59 1⁄2 - 64	Age 65 – 69	Age 70+
<4%	3%	4%	4.50%
4% to 4.99%	3.15	4.50%	4.95%
5% to 5.99%	3.85%	5.50%	6.05%
6% to 6.99%	4.55%	6.50%	7.15%
7% to 7.99%	5.25%	7.50%	8.25%
8%+	5.60%	8%	8.30%
Single GAW% (4.95%)			4.95%
Interest Rate Reset GAW: $100,000 x 4.950%			$ 4,950
#2: Ratchet
Is $100,000 higher than $120,000?	No
Ratchet Benefit Base: NA, Covered Fund Value less than Prior Benefit Base	NA
Ratchet GAW: NA	NA
Highest Calculation and Resulting GAW
GAW: Greatest of Prior GAW ($7,260) and Interest Rate Reset GAW ($4,950)	$ 7,260
Benefit Base Based on Prior GAW	$120,000
GAW% Based on Prior GAW	6.05%
Numerical Example #4: Interest Rate Reset is Most Beneficial
Prior Year GAW
Prior Benefit Base	$120,000
Prior GAW%	6.05%
Prior GAW	$ 7,260

Inputs to Annual Review of your GAW
Current Covered Fund Value	$90,000

Current 10YR	7.41%

Age/Joint Election on Initial Installment Date
Single or Joint Withdrawals	Single
Age Withdrawals Started	71
Comparison Calculations
#1: Interest Rate Reset
First, use table below to determine Single GAW% based on current 10YR
10YR	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 +
<4%	3%	4%	4.50%
4% to 4.99%	3.15%	4.50%	4.95%
5% to 5.99%	3.85%	5.50%	6.05%
6% to 6.99%	4.55%	6.50%	7.15%
7% to 7.99%	5.25%	7.50%	8.25%
8%+	5.60%	8%	8.30%
Single GAW% (8.25%)			8.25%
Interest Rate Reset GAW: $90,000 x 8.250%			$ 7,425
#2: Ratchet
Is $90,000 higher than $120,000?	No
Ratchet Benefit Base: NA, Covered Fund Value less than Prior Benefit Base	NA
Ratchet GAW: NA	NA
Highest Calculation and Resulting GAW
New GAW: Greatest of Prior GAW ($7,260) and Interest Rate Reset GAW ($7,425)	$ 7,425
New Benefit Base Based on Interest Rate Reset GAW: $90,000 x 8.250%	$90,000
New GAW% Based on Interest Rate Reset GAW: $90,000 x 8.250%	8.25%
Numerical Example #5: Ratchet is Most Beneficial
Prior Year GAW
Prior Benefit Base	$120,000
Prior GAW%	6.05%
Prior GAW	$ 7,260

Inputs to Annual Review of your GAW
Current Covered Fund Value	$140,000
Current 10YR	3.98%

Age/Joint Election on Initial Installment Date
Single or Joint Withdrawals	Single

Age Withdrawals Started	71
Comparison Calculations
#1: Interest Rate Reset
First, use table below to determine Single GAW% based on current 10YR
10YR	Age 59 1⁄2 - 64	Age 65 - 69	Age 70 +
<4%	3%	4%	4.50%
4% to 4.99%	3.15%	4.50%	4.95%
5% to 5.99%	3.85%	5.50%	6.05%
6% to 6.99%	4.55%	6.50%	7.15%
7% to 7.99%	5.25%	7.50%	8.25%
8%+	5.60%	8%	8.30%
Single GAW% (4.50%)			4.50%
Interest Rate Reset GAW: $140,000 x 4.500%			$ 6,300
#2: Ratchet
Is $140,000 higher than $120,000?	Yes
Ratchet Benefit Base: Current Covered Fund Value	$140,000
Ratchet GAW: 140,000 x 6.05%	$ 8,470
Highest Calculation and Resulting GAW
New GAW: Greatest of Prior GAW ($7,260), Interest Rate Reset GAW ($6,300) and Ratchet GAW ($8,470)	$ 8,470
New Benefit Base Based on Ratchet GAW: $140,000 x 6.050%	$140,000
New GAW% Based on Ratchet GAW: $140,000 x 6.050%	6.05%
Optional Reset of the GAW% During the GAW Phase -- Great-West Secure Income Foundation GLWB Rider
Annually, you may Request a reset of the GAW% within thirty (30) calendar days prior to the Ratchet Date. Requesting a Reset may be to your advantage as it may increase your GAW% and may decrease your Benefit Base, making future Ratchets more likely. However, Requesting a Reset could be disadvantageous as a higher GAW% could deplete your assets more quickly. If Requested, Great-West shall multiply the Covered Fund Value as of the Ratchet Date by the Attained Age GAW% (based on your or the younger Joint Covered Person’s Attained Age on the Ratchet Date) and determine if it is higher than the current Benefit Base multiplied by the current GAW%. If so, the current GAW% will change to the Attained Age GAW% and the Benefit Base will change to the current Covered Fund Value as of the Ratchet Date. If it does not, the reset will not take effect but a Ratchet may still occur. If the reset takes effect, it will be effective on the Ratchet Date as the Ratchet Date does not change due to reset.
Example:
If (Attained Age GAW%) x (Covered Fund Value as of Ratchet Date)
is greater than (Current GAW%) x (Current Benefit Base)
then (Attained Age GAW%) x (Covered Fund Value as of Ratchet Date) becomes new GAW and (Covered Fund Value) = (New Benefit Base)
Numerical Example When Reset is Beneficial:
Age at Initial Installment Date: 60
Attained Age: 70
Covered Fund Value = $120,000

Current Benefit Base = $125,000
Current GAW% before Ratchet Date: 4%
Attained Age GAW% after Ratchet Date: 6%

(Current GAW%) x (Current Benefit Base) = 4% x $125,000 = $5,000
(Attained Age GAW%) x (Covered Fund Value) = 6% x $120,000 = $7,200

So New GAW is $7,200
New Benefit Base is $120,000
New GAW% of 6% will take effect
Numerical Example When Reset is NOT Beneficial:
Age at Initial Installment Date: 60
Attained Age: 70
Covered Fund Value = $75,000
Current Benefit Base = $125,000
Current GAW% before Ratchet: 4%
Attained Age GAW% after Ratchet Date: 6%

(Current GAW%) x (Current Benefit Base) = 4% x $125,000 = $5,000
(Attained age withdrawal %) x (Covered Fund Value) = 6% x $75,000 = $4,500

So, because $4,500 is less than current GAW of $5,000, no Reset of the GAW% will take effect.
Payments on Death During GAW Phase
If an Owner Dies After the Initial Installment Date as a Single Covered Person for Non-Qualified Annuity Contracts
If an Owner dies after the Initial Installment Date without a second Covered Person, the GLWB will terminate and no further Installments will be paid. If the death occurs before the GLWB Settlement Phase, the remaining Covered Fund Value will be liquidated and will be transferred into the Great-West Government Money Market Sub-Account and distributed to the Beneficiary. If permitted by the Contract and the Code, if applicable, the Beneficiary may elect to have a new Contract issued with the Beneficiary as the sole Owner and Covered Person, in which event an initial Benefit Base will be established and he or she will be subject to all terms and conditions of the Contract and the Code, if applicable. Any election made by the Beneficiary is irrevocable.
If an Owner Dies After the Initial Installment Date while Second Covered Person is Living for Non-Qualified Annuity Contracts
Upon the death of an Owner after the Initial Installment Date, and while a second Covered Person who was legally married to the deceased Owner under applicable law on the date of death is still living, the surviving Covered Person will become the sole Owner and Beneficiary (if permitted by the terms of the Contract and the Code, if applicable), and he or she will acquire all rights under the Contract and will continue to receive GAWs based on the deceased Owner’s election. Installments may continue to be paid to the surviving Covered Person based on the GAW% for Joint Covered Persons. Installments will continue to be paid to the surviving Covered Person until his or her death and, upon death, the surviving Covered Person’s beneficiary will receive any remaining Covered Fund Value if such death occurs before the GLWB Settlement Phase. Alternatively, the surviving Covered Person may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution. In either situation the Ratchet Date will be the date when the Annuity Account is established.
To the extent the surviving Covered Person/Beneficiary becomes the sole Owner, he or she will be subject to all terms and conditions of the Contract, the GLWB Rider and the Code, if applicable.
Any election made by the Beneficiary pursuant to this section is irrevocable.

If the Owner Dies After the Initial Installment Date as a Single Covered Person for Qualified Annuity Contracts
If the Owner dies after the Initial Installment Date without a second Covered Person, the GLWB will terminate and no further Installments will be paid. If the death occurs before the GLWB Settlement Phase, the remaining Covered Fund Value will be distributed to the Beneficiary in accordance with the terms of the Contract. If permitted by the Contract and the Code, the Owner’s Beneficiary may elect to continue the Contract in which event an initial Benefit Base will be established and he or she will be subject to all terms and conditions of the GLWB Rider and the Code. Any election made by the Beneficiary is irrevocable.
If the Owner Dies After the Initial Installment Date while Second Covered Person is Living for Qualified Annuity Contracts
Upon the death of an Owner after the Initial Installment Date, and while the second Covered Person is still living, the second Covered Person/Beneficiary may elect to become an Owner (if permitted by the Contract and the Code) and he or she will acquire all rights under the GLWB Rider and continue to receive GAWs based on the original Owner’s election. Installments may continue to be paid to the surviving Covered Person based on the GAW% for Joint Covered Persons. Installments will continue to be paid to the surviving Covered Person until his or her death and, upon death, the surviving Covered Person’s beneficiary will receive any remaining Covered Fund Value. Alternatively, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner. In either situation the Ratchet Date will be the date when the Account is established.
To the extent the Beneficiary becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.
Effect of Excess Withdrawals During the GAW Phase
After the Initial Installment Date, the portion of Distributions or Transfers, that, combined with all other amounts, exceeds the GAW amount will be considered an Excess Withdrawal. The Benefit Base will be adjusted by the ratio of the new Covered Fund Value (after the Excess Withdrawal) to the previous Covered Fund Value (before the Excess Withdrawal). If an Excess Withdrawal occurs, the GAW and current Benefit Base will be adjusted on the next Ratchet Date.
If an Owner Requests a Distribution or Transfer over the telephone, Great-West will advise the Owner whether such Distribution or Transfer will be considered an Excess Withdrawal and/or advise the maximum amount that he or she could receive prior to the Distribution or Transfer being considered an Excess Withdrawal. Alternatively, if an Owner makes a Request in writing, Great-West will advise the Owner that Excess Withdrawals could reduce future benefits by more than the dollar amount of the Excess Withdrawal and that the Owner may contact Great-West by telephone to determine whether, as of the date of the Request, the Requested Distribution or Transfer would be considered an Excess Withdrawal. The actual dollar effect of such Distribution or Transfer will be determined as of the date that Great-West receives the Request, subject to the terms set forth in the written Request.
Numerical Example:
Covered Fund Value before GAW =	$55,500
Benefit Base =	$100,000
GAW % =	5.5%
GAW Amount =	$100,000 x 5.5% = $5,500

Total annual withdrawal:	$10,500
Excess Withdrawal =	$10,500 – $5,500 = $5,000
Covered Fund Value after GAW =	$55,500 – $5,500 = $50,000
Covered Fund Value after Excess Withdrawal =	$50,000 – $5,000 = $45,000
Adjustment due to Excess Withdrawal =	$45,000/$50,000 = 0.90
Adjusted Benefit Base =	$100,000 x 0.90 = $90,000
Adjusted GAW Amount =	$90,000 x 5.5% = $4,950
(Assuming no GAW increase on succeeding Ratchet Date)

Installments are not assessed Withdrawal Charges. However, during the GAW Phase, in each year beginning and ending on the anniversary of the Effective Date, the amount of free withdrawals available to the Owner will be reduced by the total amount of Installments paid. Thus, Excess Withdrawals may be subject to the Withdrawal Charge.
GLWB Settlement Phase
The GLWB Settlement Phase begins when the Covered Fund Value has reduced to zero as a result of negative Covered Fund(s) performance, payment of the Guarantee Benefit Fee, mortality and expense fees, and/or GAWs, but the Benefit Base is still positive.
When the GLWB Settlement Phase begins, if the remaining Covered Fund Value is less than the amount of the final Installment in the GAW Phase, Great-West will pay the remaining balance of the Installment within 7 days from the Installment Date. Installments continue for your life under the terms of the GLWB Rider, but all other rights and benefits under the GLWB Rider will terminate. Installments will continue in the same frequency as previously elected, and cannot be changed during the GLWB Settlement Phase.
Distributions and Transfers are not permitted during the GLWB Settlement Phase.
During the GLWB Settlement Phase, the Guarantee Benefit Fee will not be deducted. When the last Covered Person dies during the GLWB Settlement Phase, the GLWB Rider will terminate and no Installments will be paid to the Beneficiary.
Divorce and the Income Segment
Divorce During the GLWB Accumulation Phase – Non-Qualified Annuity Contracts
If the Annuity Account is transferred or split pursuant to a settlement agreement or a court-issued divorce Decree before the Initial Installment Date, the Owner(s) must immediately notify us and provide a copy of the Decree and any other information that we may require.
If the former Spouse of the Owner becomes the sole Owner of the Annuity Account by a settlement agreement or a court- issued divorce Decree, the Owner may Request that the Contract be reissued with the former Spouse as the sole Owner, otherwise the Contract and GLWB Rider will be terminated. If the Contract is so reissued, the current Benefit Base will be maintained.
If the Annuity Account is divided between the Owner and the Owner’s former Spouse by a settlement agreement or a court-issued divorce Decree, the Owner’s current Contract will be maintained and a new Contract will be issued to the former Spouse. The Benefit Base will be divided in the same proportion as the respective Covered Fund Values as of the date of issuance.
If a new Contract is issued, previously made Contributions will not be subject to a new Withdrawal Charge schedule.
Divorce During the GLWB Accumulation Phase – Qualified Annuity Contracts
Pursuant to Section 408(d)(6) of the Code and the regulations thereunder, Great-West will make payment to the Alternate Payee and/or establish an Annuity Account on behalf of the Alternate Payee named in a Decree received during the GLWB Accumulation Phase. The Alternate Payee will be responsible for submitting a Request to begin Distributions in accordance with the Code.
If the Alternate Payee named in the Decree is the Owner’s Spouse during the GLWB Accumulation Phase, he or she may elect to become an Owner, either by maintaining the current Benefit Base of the previous Owner, divided pursuant to the terms of the Decree, or establishing a new Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established and he or she will continue as an Owner. If the Alternate Payee elects to maintain the current Benefit Base, the Benefit Base will be divided between the Owner and the Alternate Payee in the same proportion as their respective Covered Fund Values pursuant to the terms of the Decree. In either situation, the Alternate Payee’s Election Date will be the date the Annuity Account is established.
To the extent that the Alternate Payee becomes an Owner, she or he will be subject to all terms and conditions of the Contract.
Any election made by the Alternate Payee pursuant to this section is irrevocable.
If a new Contract is issued, previously made Contributions will not be subject to a new Withdrawal Charge schedule.

Divorce During the GAW Phase – Non-Qualified Annuity Contracts
If the Annuity Account is transferred or split pursuant to a settlement agreement or a court-issued divorce Decree after the Initial Installment Date but before the GLWB Settlement Phase, the Owner(s) must immediately notify Great-West and provide the information that Great-West requires.
Pursuant to the agreement or Decree, if there is a single Covered Person, the Benefit Base and GAW will be divided between the Spouses in the same proportion as their respective Covered Fund Values as of the effective date of the agreement or Decree. The Owner may continue to receive proportional GAWs after the Annuity Accounts are split. The former Spouse may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner and receive his or her proportional GAWs.
Pursuant to the agreement or Decree, if there are two Covered Persons, the Benefit Base and GAW will be divided in the same proportion as their respective Covered Fund Values as of the effective date of the agreement or Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split, based on the amounts calculated pursuant to the Joint GAW%. The former Spouse may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to continue proportionate GAWs in the GAW Phase based on the amounts calculated pursuant to the Joint GAW% after the Annuity Accounts are split. A new Installment anniversary date will be established for the former Spouse on the date the Annuity Accounts are split.
In the alternative, the former Spouse may establish a new GLWB in the GLWB Accumulation Phase with the Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established.
To the extent that the former Spouse becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.
Any election made by the former Spouse pursuant to this section is irrevocable.
If a new Contract is issued, previously made Contributions will not be subject to a new Withdrawal Charge schedule.
Divorce During the GAW Phase – Qualified Annuity Contracts
Pursuant to Section 408(d)(6) of the Code and the regulations thereunder, Great-West will make payment to the Alternate Payee and/or establish an Annuity Account on behalf of the Alternate Payee named in a Decree approved during the GAW Phase. The Alternate Payee will be responsible for submitting a Request to begin Distributions in accordance with the Code.
Pursuant to the instructions in the Decree, if there is a single Covered Person, the Benefit Base and GAW will be divided in the same proportion as their respective Covered Fund Values as of the effective date of the Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split. If the Alternate Payee is the Owner’s Spouse, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to become an Owner.
Pursuant to the instructions in the Decree, if there are two Covered Persons, the Benefit Base and GAW will be divided in the same proportion as their respective Covered Fund Values as of the effective date of the Decree. The Owner may continue to receive the proportional GAWs after the Annuity Accounts are split, based on the amounts calculated pursuant to the Joint GAW%. If the Alternate Payee is the Owner’s Spouse, he or she may elect to receive his or her portion of the Covered Fund Value as a lump sum Distribution or can separately elect to continue proportionate GAWs in the GAW Phase based on the amounts calculated pursuant to the Joint GAW% after the Annuity Accounts are split. A new Installment anniversary date will be established for the Alternate Payee on the date the Annuity Accounts are split.
In the alternative, the Alternate Payee may establish a new GLWB in the GLWB Accumulation Phase with the Benefit Base based on the current Covered Fund Value on the date his or her Annuity Account is established.
To the extent that the Alternate Payee becomes an Owner, he or she will be subject to all terms and conditions of the GLWB Rider and the Code.
Any election made by the Alternate Payee pursuant to this section is irrevocable.
If a new Contract is issued, previously made Contributions will not be subject to a new Withdrawal Charge schedule.

Divorce During the GLWB Settlement Phase
If a Request is made in connection with a divorce, Great-West will divide the Installment pursuant to the terms of any settlement or divorce Decree. Installments will continue pursuant to the lives of each payee.
Termination of a GLWB Rider
A GLWB Rider will terminate upon the earliest of:
(a)	the date of death of the Owner if there is no surviving Covered Person;
(b)	the date there is no longer a Covered Person under the GLWB Rider;
(c)	the date the Contract is terminated;
(d)	the date the Benefit Base is reduced to zero prior to the GLWB Settlement Phase due to one or more Excess Withdrawals;
(e)	the Annuitant’s 99th birthday, if no Installments have been taken;
(f)	when the Guarantee Benefit Fee is not received by Great-West, when due; or
(g)	in those states that the Contract permits you to change the Owner of the Contract or assign the Contract, upon a change in ownership or assignment unless the new Owner or assignee assumes full ownership and is the surviving Spouse of the Owner or if a former Spouse of the Owner becomes the sole Owner pursuant to a settlement agreement or court-issued divorce Decree.
If the GLWB is terminated, the Benefit Base, GAW and any other benefit accrued or received under the GLWB will also terminate. The Owner may not make any subsequent GLWB Rider Contributions into the same Covered Fund(s) until at least ninety (90) calendar days after termination of the GLWB, at which point a new GLWB Rider Election Date will be recorded. In such an event, the Benefit Base will be based on the current Covered Fund Value on the date the new GLWB is established.
We will not provide Owners with notice prior to termination of the Contract or GLWB Rider and the Guarantee Benefit Fee will not be refunded upon termination of a GLWB Rider.
You should consult with your financial professional to assist you in determining whether a GLWB Rider is suited for your financial needs and investment risk tolerance. Adding a GLWB Rider to your Contract may not be in your interest since all conditions of the GLWB Rider must be met, an additional annual fee is imposed and a Covered Person must remain living for you to receive certain benefits. Furthermore, a GLWB Rider contains different investment options (Covered Funds) and special investment limitations with conditions than otherwise available under the Contract. You should carefully consider each of these factors before deciding if a GLWB Rider is suitable for your needs, especially at older ages.
Seek Tax Advice
The following discussion of the federal income tax consequences is only a brief summary of general information and is not intended as tax advice to any individual. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on your individual circumstances or the circumstances of the person who receives the distribution. You should consult a tax advisor for further information.
Federal Tax Matters
This discussion assumes that the Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all situations. If you are concerned about the tax implications relating to the ownership or use of the Contract, you should consult a competent tax advisor as to how the tax rules apply to you before initiating any transaction.
This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the IRS. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.
Because tax laws, rules, and regulations are constantly changing, we do not make any guarantees about the Contract’s tax status.

Taxation of Annuities
Section 72 of the Code governs the taxation of annuities. An owner who is a “natural person” will not generally be taxed on increases, if any, in the value of the Annuity Account Value until all or part of the Annuity Account Value is distributed (for example, withdrawals, GAW payments or annuity payouts under the annuity payout option elected). Under a Grantor Trust, the Grantor, who must be a natural person, is treated as the Owner of the Contract for tax purposes. The taxable portion of a distribution (in the form of a single sum payout, a withdrawal, a GAW payment or an annuity) is taxable as ordinary income.
Withdrawals
Partial withdrawals, including GAW payments and periodic withdrawals that are not part of an annuity payout, are generally treated as taxable income to the extent that the Annuity Account Value immediately before the withdrawal exceeds the “investment in the Contract” at that time. Full surrenders are treated as taxable income to the extent that the amount received exceeds the “investment in the Contract.” The taxable portion of any withdrawal is taxed at ordinary income tax rates.
The IRS has not provided guidance as to the tax treatment of the charge for the GLWB (the Guarantee Benefit Fee) under the Contract. The IRS could treat the deduction of the Guarantee Benefit Fee from the Covered Fund Value as a deemed withdrawal from the contract subject to current income tax to the extent the amount deemed received exceeds the investment in the Contract and, if applicable, the 10% premature distribution penalty tax. We do not currently report charges for the GLWB as withdrawals, but we will do so in the future if the IRS requires that we do so.
Annuity Payouts
Although the tax consequences will vary depending on the annuity form elected under the Contract, in general, only the portion of the annuity payout that exceeds the exclusion amount will be taxed. The exclusion amount is generally determined by a formula that establishes the ratio of the “investment in the Contract” to the expected return under the Contract. For variable annuity payouts, in general there is no tax on the portion of each payout which represents the same ratio that the “investment in the Contract” allocated to the variable annuity payouts bears to the number of payouts expected to be made (determined by Treasury Department regulations which take into account the Annuitant’s life expectancy and the form of annuity benefit selected). However, the remainder of each annuity payout is taxable. Once the “investment in the Contract” has been fully recovered, the full amount of any additional annuity payouts is taxable. If the annuity payments stop as a result of an Annuitant’s death before full recovery of the “investment in the Contract,” you should consult a competent tax advisor regarding the deductibility of the unrecovered amount.
If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals.
The taxable portion of any annuity payout is taxed at ordinary income tax rates.
Penalty Tax
There may be a federal income tax penalty imposed equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:
•	Made on or after the date on which the Owner reaches age 59 1⁄2;
•	Made as a result of death or disability of the Owner;
•	Received in substantially equal periodic payouts (at least annually) for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.
Similar penalties are imposed on premature distributions from Qualified Annuity Contracts. For more details regarding this penalty tax and other exemptions that may be applicable, consult a competent tax advisor.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the Contract because of the death of an Owner. Generally such amounts are included in the income of the recipient as follows:
•	If distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above;

•	If distributed under an annuity form, they are taxed in the same manner as annuity payouts, as described above.
Distribution at Death
For a Non-Qualified Annuity Contract to be treated as an annuity contract for federal income tax purposes, the terms of the Contract must provide the following two distribution rules:
•	If the Owner dies before the date annuity payouts start, the entire Annuity Account Value must generally be distributed within five years after the date of death. If payable to a designated Beneficiary, the distributions may be paid over the life of that designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, so long as payouts start within one year of the Owner’s death. If the sole designated Beneficiary is the Owner’s Spouse, the Contract may be continued in the name of the Spouse as Owner;
•	If the Owner dies on or after the date annuity payouts start, and before the entire interest in the Contract has been distributed, payments under the Contract must continue on the same or on a more rapid schedule than that provided for in the method in effect on the date of death.
See Required Minimum Distributions from Qualified Annuity Contracts below.
Diversification of Investments
For a Non-Qualified Annuity Contract to be treated as an annuity for federal income tax purposes, the investments of the Sub-Accounts must be “adequately diversified” in accordance with Treasury Department Regulations. If the Series Account or a Sub-Account failed to comply with these diversification standards, a Non-Qualified Annuity Contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed on the excess of the Annuity Account Value over the “investment in the Contract.”
Although we may not control the investments of the Covered Fund(s) or the Portfolios, we expect that the Covered Fund(s) and the Portfolios will comply with such regulations so that the Sub-Accounts will be considered “adequately diversified.” Owners bear the risk that the entire Non-Qualified Annuity Contract could be disqualified as an annuity under the Code due to the failure of the Series Account or a Sub-Account to be deemed to be adequately diversified.
Owner Control
In connection with its issuance of temporary and proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not “provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company to be treated as the owner of the assets in the account” (which would result in the current taxation of the income on those assets to the Owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. We do not believe that the ownership rights of an Owner under the Contract would result in any Owner being treated as the owner of the assets of the Contract under Rev. Rul. 2003-91. However, we do not know whether the IRS will provide additional guidance on this issue and what standards that guidance may contain. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Contract.
Multiple Contracts
All deferred, Non-Qualified Annuity Contracts that Great-West (or our affiliates) issues to the same Owner during any calendar year must be treated as a single annuity contract for purposes of determining the taxable amount.
Withholding
Distributions generally are subject to withholding at rates that vary according to the type of distribution and the recipient’s tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions.

Section 1035 Exchanges
Code Section 1035 provides that no gain or loss will be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules.
If the initial Contribution is made as a result of an exchange or surrender of another annuity contract, we may require you to inform us regarding the federal income tax status of the previous annuity contract.
In Revenue Procedure 2011-38, the IRS eased the restrictions on when a partial transfer between annuity contracts will be treated as a tax-free exchange under Code Section 1035. The original restrictions were imposed by Revenue Procedure 2008-24, which set forth the circumstances under which a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract would be treated by the IRS as a tax-free exchange.
Under Rev. Proc. 2011-38:
•	The period of time in which cash cannot be withdrawn from either contract after a partial transfer has been significantly shortened from 12 months beginning on the date of the transfer to 180 days; and
•	Annuity payments that satisfy the partial annuitization rule of IRC Section 72(a)(2) will not be treated as a distribution from either the old or new contract.
Please discuss any tax consequences concerning any contemplated or completed transactions with a competent tax advisor.
Rollovers from Qualified Retirement Plans and IRAs
The Contract may be purchased through a rollover of assets from qualified retirement plans. You should consult with your plan sponsor, as well as a qualified tax professional, before rolling over retirement plan assets. The Contract may also be purchased through a rollover of assets from an IRA or Simplified Employee Pension (SEP) IRA.
Inherited IRAs
The Contract may be purchased by a beneficiary of an inherited IRA. Inherited IRAs will be administered according to the Code, including restricting Contributions and the administration of Required Minimum Distributions. Inherited IRA Owners may not elect a GLWB Rider or make Contributions to the Income Strategy. You should consult with a qualified tax professional before purchasing the Contract as an inherited IRA.
Assignment, Transfer or Exchange of the Contract
You may change the Owner any time before the Owner's death, unless otherwise proscribed by applicable law. You must submit to us an original or certified copy of the assignment. Once we record the assignment, the Owner’s rights and those of the Beneficiary are subject to the assignment. We are not responsible for the validity of any assignment. An assignment of the Contract will result in termination of the GLWB Rider except in certain circumstances. See Termination of a GLWB Rider above.
The designation of an Annuitant or other Beneficiary who is not also the Owner may result in adverse tax consequences that are not discussed in this Prospectus.
Investment Income Surtax
Distributions from Non-Qualified Annuity Contracts are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts as follows: an amount equal to the lesser of (a) “net investment income”; or (b) the excess of a taxpayer’s modified adjusted gross income over a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 for everyone else). “Net investment income” is defined for this purpose as including the excess (if any) of gross income from annuities over allowable deductions, as such terms are defined in the Health Care and Education Reconciliation Act of 2010. The term net investment income excludes any distribution from an IRA or certain other retirement plans or arrangements. The IRS has issued regulations implementing this new provision of the law. Please consult with a competent tax advisor about the impact of the Investment Income Surtax on you.

Domestic Partnerships, Civil Unions, and Same-Sex Marriages
The Internal Revenue Service’s Revenue Ruling 2013-17 holds that for all federal tax purposes, including income, gift, and estate tax, the IRS will recognize same-sex marriages that are legally valid in the state where the couple married, regardless of whether the state in which the couple currently resides would recognize the marriage. In the 2015 case, Obergefell v. Hodges, the U.S. Supreme Court required all states to issue marriage licenses to same-sex couples and to recognize same-sex marriages validly performed in other jurisdictions. For federal tax purposes, the term ‘marriage’ does not include registered domestic partnerships, civil unions, or other similar formal relationships recognized under state law that are not denominated a ‘marriage’ under that state’s law. Therefore, domestic partners and individuals in civil unions are not treated as Spouses under this Contract. You are strongly encouraged to consult with a competent tax advisor for additional information on your state’s law regarding civil unions and same-sex marriages.
Qualified Annuity Contracts
Notwithstanding any provision of the Contract or GLWB Rider, certain provisions apply to Contracts intended to qualify as Individual Retirement Annuities under section 408(b) of the Code and Roth Individual Retirement Annuities under section 408A of the Code:
•	Only the Owner may be the Annuitant of the Contract;
•	Only one Owner may be established under the Contract;
•	The Contract will be established for the exclusive benefit of the Owner and the Beneficiary;
•	The entire interest of the Owner is non-forfeitable;
•	The Owner may not borrow any money under the Contract or pledge it as security for a loan;
•	The Contract is non-transferable: the Owner may not sell, assign or transfer the Contract, unless permitted by a Divorce or Separation Decree; and
•	Separate records will be maintained for the interest of each Owner. Great-West will furnish an annual calendar year report on the status of the Contract and such information concerning required minimum distributions as is prescribed by the Commissioner of Internal Revenue.
Contributions to Qualified Annuity Contracts
Except in the case of a “rollover contribution” as permitted by sections 402(c), 402(e)(6), 403(a)(4), 403(b)(8) 403(b)(10) 408(d)(3) or 457(e)(16) of the Code or a Contribution made in accordance with the terms of a Simplified Employee Pension (SEP), as described in Section 408(k), Contributions will only be accepted if they are in cash and the total of such Contributions must not exceed the maximum as Section 219(b)(5)(A) of the Code may allow, for any taxable year, regardless of whether such Contributions are deductible by the Owner under Section 219(b)(1) of the Code. In the case of an individual who is age 50 or older, the annual cash Contribution limit is increased by the amount as Section 219(b)(5)(B) of the Code may allow for any taxable year.
The Owner has sole responsibility for determining whether any premium payment meets applicable income tax requirements.
Required Minimum Distributions from Qualified Annuity Contracts
It is the responsibility of the Owner to Request payments in accordance with the minimum distribution requirements of the Code. Great-West is not responsible for any penalties resulting from a failure to Request timely payments in the proper amount. Required Minimum Distributions (“RMDs”) made from a GLWB Rider will only be made in a manner consistent with the required minimum distribution rules or other provisions of the Code.
The Owner must begin to take payments which satisfy the minimum distribution requirements of the Code no later than April 1 of the calendar year following the calendar year in which the Owner attains age 70 1⁄2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
Any RMD during the GLWB Accumulation Phase will be considered an Excess Withdrawal.
During the GAW Phase, RMDs will not be considered to be Excess Withdrawals if the required minimum distribution causes the total Distributions to exceed the GAW amount to the extent the RMD amount is attributable to the Covered Fund(s).
The Owner should consult a tax advisor regarding withdrawals to satisfy his or her RMD amount

Distributions Before Death in Qualified Annuity Contracts
Notwithstanding any provision of the Contract, GLWB Rider, or Endorsement to the contrary, the distribution of the individual’s interest in the Qualified Annuity Contract will be made in accordance with the requirements of Section 408(b)(3) of the Code and the regulations thereunder. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
The Owner’s entire interest in the non-Roth Contract must be distributed, or begin to be distributed, by the Owner’s required beginning date, which is April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1⁄2. For that year, and each succeeding year, a distribution must be made on or before December 31. By the required beginning date, the Owner may elect to have the balance in the non-Roth Contract distributed in one of the following forms:
•	A single sum payment;
•	Equal or substantially equal payments no less frequently than annually over the life of the Owner;
•	Equal or substantially equal payments no less frequently than annually over the lives of the Owner and the designated Beneficiary;
•	Equal or substantially equal payments no less frequently than annually over a period not extending beyond the Owner’s life expectancy; or
•	Equal or substantially equal payments no less frequently than annually over a period not extending beyond the joint life and last survivor expectancy of the Owner and the designated Beneficiary.
All distributions made hereunder will be made in accordance with section 401(a)(9) of the Code, including the incidental death benefit requirements, and any other applicable regulations.
If payment is not to be made in the form of periodic annuity payments on an irrevocable basis (except for acceleration), the amount to be distributed each year, beginning with the first calendar year for which distributions are required and then for each succeeding calendar year will be determined under the applicable provisions of the Code and the implementing regulations.
Distributions Upon Death in Qualified Annuity Contracts
Distributions beginning before death. If the Owner dies after distribution has begun, the remaining portion of such interest will continue to be distributed at least as rapidly as under the method of distribution being used prior to the individual’s death.
Distributions beginning after death. If the Owner dies before distribution has begun, distribution of the individual’s entire interest will be completed by December 31 of the calendar year containing the fifth anniversary of the individual’s death unless an election is made to receive distribution in accordance with (1) or (2) below:
1)	If the Owner’s interest is payable to a designated Beneficiary, then the entire interest of the individual may be distributed in equal or substantially equal payments over the life or over a period certain not greater than the life expectancy of the designated Beneficiary commencing on or before December 31 of the calendar year immediately following the calendar year in which the Owner died;
2)	If the designated Beneficiary is the Owner’s surviving Spouse, the date distributions are required to begin in accordance with (1) above must not be earlier than the later of (A) December 31 of the calendar year immediately following the calendar year in which the individual died or (B) December 31 of the calendar year in which the individual would have attained age 70 1⁄2;
3)	If the designated Beneficiary is the Owner’s surviving Spouse, the Spouse may treat the Contract as his or her own Qualified Annuity Contract. This election will be deemed to have been made if such surviving Spouse makes a regular Contribution to the Contract, makes a rollover to or from such Contract, or fails to elect any of the above provisions.
Life expectancy is computed by use of the single life table in Q&A 1 of Section 1.401(a)(9)-9 of the regulations. If distributions are being made to a surviving Spouse as the sole designated Beneficiary, such Spouse’s remaining life expectancy for a year is the number in the single life table corresponding to such Spouse’s age in each year after the calendar year of the Owner’s death. In all other cases, remaining life expectancy for a year is the number in the single life table corresponding to the Beneficiary’s age in the year following the calendar year of the individual’s death and reduced by 1 for each subsequent year.

Distribution of the Contracts
We offer the Contracts on a continuous basis through eligible broker/dealers that have entered into selling agreements with GWFS and us. Contracts are sold in New York and those other states where the Contract may lawfully be sold by licensed insurance agents who are registered representatives. Any eligible broker/dealers will be registered as broker/dealers under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and members of the Financial Industry Regulatory Authority (“FINRA”). GWFS may also offer the Contract directly to potential purchasers.
GWFS is the principal underwriter and distributor of the Contracts and is a wholly-owned subsidiary of GWL&A and an affiliate of Great-West. GWFS is registered with the SEC as a broker/dealer under the Exchange Act and is a member of FINRA. Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado, 80111.
Great-West (or its affiliates, for purposes of this section only, collectively, “the Company”), in all cases as agent for GWFS, pays eligible broker/dealers compensation for the promotion and sale of the Contract. Compensation paid to eligible broker/dealers is not paid directly by the Owner or the Series Account. The Company intends to fund this compensation through a number of sources, such as fees and charges imposed under the Contract and payable to the Company, and from profits on payments received by the Company from Portfolios’ advisers or administrators for providing administrative, marketing, and other support and services to the Portfolios. See Payments We Receive, above. The Company pays a portion of these proceeds to eligible broker/dealers for distribution services.
As compensation for distribution services and some Contract administrative services, the Company may pay eligible broker/dealers a commission. The commission is based on a percentage of Contributions. The maximum commission that the Company will pay on the sale of the Contracts is 7.00%. In addition to this commission, the Company may also pay trailing compensation based on an annual rate of average daily Series Account assets held by a broker/dealer’s clients, ranging from zero to 1.00%. The Company also may pay a marketing allowance or allow other promotional incentives or payments to eligible broker/dealers in the form of cash or other compensation, as mutually agreed upon by the Company and eligible broker/dealers, to the extent permitted by FINRA rules and other applicable laws and regulations. The amount of commissions received by an individual registered representative in connection with the sale of the Contract is determined by his or her broker/dealer. In addition, the overall compensation received by an eligible broker/dealer in connection with the sale of the Contract may be more or less than the overall compensation on similar or other products offered by that eligible broker/dealer. The amount and/or structure of the compensation may influence your registered representative or his or her broker/dealer to present the Contract over other investment alternatives. Such differences in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker/dealer. You should ask your registered representative about these differences, and how he or she and the eligible broker/dealer are compensated for selling the Contract.
Voting Rights
In general, you do not have a direct right to vote the Portfolio shares held in the Series Account. However, under current law, you are entitled to give us instructions on how to vote the shares. We will vote the shares according to those instructions at regular and special shareholder meetings. If the law changes and we can vote the shares in our own right, we may elect to do so.
Before the Annuity Commencement Date, you have the voting interest. The number of votes available to you will be calculated separately for each of your Sub-Accounts. That number will be determined by applying your percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. You hold a voting interest in each Sub-Account to which your Annuity Account Value is allocated. If you select a variable annuity option, the votes attributable to your Contract will decrease as annuity payouts are made.
The number of votes of a Portfolio will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Portfolio. Voting instructions will be solicited by communication prior to such meeting in accordance with procedures established by the respective Portfolios.
If we do not receive timely instructions and Owners have no beneficial interest in shares held by us, we will vote according to the voting instructions as a proportion of all Contracts participating in the Sub-Account. Shares held by us will also be voted proportionately. The effect of proportional voting is that if a large number of Owners fail to give voting instructions, a small number of Owners may determine the outcome of the vote. If you indicate in your instructions that you do not wish to vote an item, we will apply your instructions on a pro rata basis to reduce the votes eligible to be cast.

Each person or entity having a voting interest in a Sub-Account will receive proxy material, reports, and other material relating to the appropriate Portfolio.
Please note, generally the Portfolios are not required to, and do not intend to, hold annual or other regular meetings of shareholders.
Owners have no voting rights in Great-West.
Rights Reserved by Great-West
We reserve the right to make certain changes we believe would best serve the interests of Owners and Annuitants or would be appropriate in carrying out the purposes of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:
•	To operate the Series Account in any form permitted under the 1940 Act or in any other form permitted by law;
•	To Transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate accounts; or to add, combine or remove Sub-Accounts of the Series Account;
•	To substitute, for the Portfolio shares in any Sub-Account, the shares of another Portfolio or shares of another investment company or any other investment permitted by law;
•	To cease accepting Contributions at any time at our discretion;
•	To limit the number of Contracts that you may purchase;
•	To cease offering the Contract and/or GLWB Riders;
•	To make any changes required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity;
•	To change the time or time of day that a valuation date is deemed to have ended; and
•	To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit us to take, including changing the way we assess charges, without increasing them for any outstanding Contract beyond the aggregate amount guaranteed.
Legal Proceedings
Currently, the Series Account is not a party to, and its assets are not subject to any material legal proceedings. Further, Great-West is not currently a party to, and its property is not currently subject to, any material legal proceedings. The lawsuits to which Great-West is a party are, in the opinion of management, in the ordinary course of business, and are not expected to have a material adverse effect on the financial results, conditions, or prospects of Great-West.
Legal Matters
Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Contract has been provided by Carlton Fields, P.A.
Pursuant to Commodity Futures Trading Commission Rule 4.5, Great-West has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Therefore, it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.
Cyber Security Risks
Because our variable annuity contract business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption, and destruction of data maintained online or digitally, denial of service on our website and other operational disruption, and unauthorized release of confidential Owner information. Such system failures and cyber-attacks affecting us, the Portfolios or Covered Funds, intermediaries and other affiliated or third party service providers may adversely affect us and your Annuity Account Value. For instance, system failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of Transfer Requests, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential Owner or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Portfolios or Covered Funds invest, which may cause the Portfolios or Covered Funds underlying your Contract to lose value. There can be no assurance that we, the Portfolios or Covered Funds, or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
Abandoned Property Requirements
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity contracts) under various circumstances. This “escheatment” is revocable, however, and the state is obligated to pay the applicable proceeds if the property owner steps forward to claim it with the proper documentation. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information, and identifying information for the Owner, Annuitant, and Beneficiaries.
Independent Registered Public Accounting Firm
The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company of New York included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements have so been included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The statutory financial statements of Great-West Life & Annuity Insurance Company of New York included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such statutory financial statements have so been included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
Available Information
You may Request a free copy of the SAI. Please direct any oral, written, or electronic Request for such documents to:
Retirement Resource Operations Center
P.O. Box 173920
Denver, CO 80217-3920
1-877-723-8723
AnnuityOperations@greatwest.com
The SEC maintains a website (www.sec.gov) that contains the SAI and other information filed electronically by Great-West concerning the Contract, the GLWB Riders, and the Series Account.
The SAI contains more specific information relating to the Series Account and Great-West, such as:
•	general information;
•	information about Great-West Life & Annuity Insurance Company of New York and the Variable Annuity-2 Series Account;
•	calculation of annuity payouts;
•	services;
•	withholding; and
•	financial statements.

APPENDIX A
CONDENSED FINANCIAL INFORMATION
Selected Data for Accumulation Units outstanding Throughout Each Period
For the Periods Ended December 31
Investment Division (1.20)	2018	2017	2016	2015	2014
ALGER SMALL CAP GROWTH
Value at beginning of period	12.89	10.13	9.65	10.00
Value at end of period	12.92	12.89	10.13	9.65
Number of accumulation units outstanding at end of period	-	-	-	-
ALPS ALERIAN ENERGY INFRASTRUCTURE
Value at beginning of period	11.91	12.15	10.00
Value at end of period	9.53	11.91	12.15
Number of accumulation units outstanding at end of period	-	-	-
ALPS RED ROCKS LISTED PRIVATE EQUITY
Value at beginning of period	12.85	10.40	10.00
Value at end of period	11.10	12.85	10.40
Number of accumulation units outstanding at end of period	-	-	-
AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION
Value at beginning of period	10.16	9.92	10.00
Value at end of period	9.76	10.16	9.92
Number of accumulation units outstanding at end of period	-	-	-
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE
Value at beginning of period	15.53	14.10	10.00
Value at end of period	13.35	15.53	14.10
Number of accumulation units outstanding at end of period	-	-	-
AMERICAN CENTURY INVESTMENTS VP VALUE
Value at beginning of period	11.95	11.14	10.00
Value at end of period	10.71	11.95	11.14
Number of accumulation units outstanding at end of period	-	-	-
AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME
Value at beginning of period	11.38	10.00
Value at end of period	10.13	11.38
Number of accumulation units outstanding at end of period	-	-
AMERICAN FUNDS IS GROWTH
Value at beginning of period	10.00
Value at end of period	9.41
Number of accumulation units outstanding at end of period	-
AMERICAN FUNDS IS GROWTH-INCOME
Value at beginning of period	10.00
Value at end of period	9.43
Number of accumulation units outstanding at end of period	-
AMERICAN FUNDS IS INTERNATIONAL
Value at beginning of period	11.53	8.85	10.00
Value at end of period	9.87	11.53	8.85
Number of accumulation units outstanding at end of period	-	-	-
AMERICAN FUNDS IS NEW WORLD
Value at beginning of period	13.01	10.20	10.00
Value at end of period	11.02	13.01	10.20
Number of accumulation units outstanding at end of period	-	-	-
BLACKROCK GLOBAL ALLOCATION VI
Value at beginning of period	11.30	10.06	9.81	10.03	10.00
Value at end of period	10.32	11.30	10.06	9.81	10.03
Number of accumulation units outstanding at end of period	-	-	-	-	8,319
BLACKROCK HIGH YIELD VI
Value at beginning of period	10.99	10.39	9.32	10.00

Investment Division (1.20)	2018	2017	2016	2015	2014
Value at end of period	10.54	10.99	10.39	9.32
Number of accumulation units outstanding at end of period	-	-	-	-
CLEARBRIDGE VARIABLE LARGE CAP GROWTH
Value at beginning of period	11.38	10.00
Value at end of period	11.21	11.38
Number of accumulation units outstanding at end of period	-	-
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
Value at beginning of period	10.70
Value at end of period	9.22
Number of accumulation units outstanding at end of period	-
CLEARBRIDGE VARIABLE SMALL CAP GROWTH
Value at beginning of period	12.17	9.94	10.00
Value at end of period	12.41	12.17	9.94
Number of accumulation units outstanding at end of period	-	-	-
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME
Value at beginning of period	10.00
Value at end of period	9.90
Number of accumulation units outstanding at end of period	-
DELAWARE VIP EMERGING MARKETS
Value at beginning of period	11.51	8.31	7.39	8.78	10.00
Value at end of period	9.55	11.51	8.31	7.39	8.78
Number of accumulation units outstanding at end of period	-	-	-	-	2,741
DELAWARE VIP INTERNATIONAL VALUE EQUITY
Value at beginning of period	12.34	10.22	10.00
Value at end of period	10.01	12.34	10.22
Number of accumulation units outstanding at end of period	-	-	-
DELAWARE VIP REIT
Value at beginning of period	12.94	12.94	12.40	10.00
Value at end of period	11.83	12.94	12.94	12.40
Number of accumulation units outstanding at end of period	724	741	716	716
DELAWARE VIP SMALL CAP VALUE
Value at beginning of period	14.45	13.08	10.00
Value at end of period	11.86	14.45	13.08
Number of accumulation units outstanding at end of period	-	-	-
DREYFUS IP TECHNOLOGY GROWTH
Value at beginning of period	16.80	11.94	11.58	11.07	10.00
Value at end of period	16.39	16.80	11.94	11.58	11.07
Number of accumulation units outstanding at end of period	728	746	746	746	2,596
DWS CAPITAL GROWTH VIP
Value at beginning of period	16.34	13.13	10.00
Value at end of period	15.84	16.34	13.13
Number of accumulation units outstanding at end of period	-	-	-
EATON VANCE VT FLOATING-RATE INCOME
Value at beginning of period	10.66	10.43	10.00
Value at end of period	10.53	10.66	10.43
Number of accumulation units outstanding at end of period	-	-	-
FEDERATED HIGH INCOME BOND
Value at beginning of period	10.21	10.00
Value at end of period	9.74	10.21
Number of accumulation units outstanding at end of period	-
FIDELITY VIP BALANCED
Value at beginning of period	10.81	10.00
Value at end of period	10.20	10.81
Number of accumulation units outstanding at end of period	-	-
FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION

Investment Division (1.20)	2018	2017	2016	2015	2014
Value at beginning of period	11.69	10.00
Value at end of period	10.05	11.69
Number of accumulation units outstanding at end of period	-	-
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
Value at beginning of period	10.83	10.00
Value at end of period	10.17	10.83
Number of accumulation units outstanding at end of period	-	-
FRANKLIN INCOME VIP
Value at beginning of period	11.17	10.32	9.17	10.00
Value at end of period	10.55	11.17	10.32	9.17
Number of accumulation units outstanding at end of period	-	-	-	-
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES
Value at beginning of period	9.67	9.31	9.40	10.00
Value at end of period	8.88	9.67	9.31	9.40
Number of accumulation units outstanding at end of period	-	-	-	-
GOLDMAN SACHS VIT US EQUITY INSIGHTS
Value at beginning of period	13.19	10.79
Value at end of period	12.20	13.19
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST AGGRESSIVE PROFILE
Value at beginning of period	11.19	10.00
Value at end of period	9.90	11.19
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	13.49	11.87	10.62	10.00
Value at end of period	11.40	13.49	11.87	10.62
Number of accumulation units outstanding at end of period	763	781	755	755
GREAT-WEST BOND INDEX
Value at beginning of period	10.51	10.33	10.25	10.00
Value at end of period	10.35	10.51	10.33	10.25
Number of accumulation units outstanding at end of period	-	-	-	-
GREAT-WEST CONSERVATIVE PROFILE
Value at beginning of period	10.34	10.00
Value at end of period	9.89	10.34
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST CORE BOND
Value at beginning of period	10.71	10.43	10.09	10.00
Value at end of period	10.46	10.71	10.43	10.09
Number of accumulation units outstanding at end of period	-	-	-	-
GREAT-WEST EMERGING MARKETS EQUITY
Value at beginning of period	10.00
Value at end of period	8.18
Number of accumulation units outstanding at end of period	-
GREAT-WEST GLOBAL BOND
Value at beginning of period	9.59	9.52	9.36	9.88	10.00
Value at end of period	9.45	9.59	9.52	9.36	9.88
Number of accumulation units outstanding at end of period	-	-	-	-	5,595
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	9.55	9.62	9.74	9.86	10.00
Value at end of period	9.57	9.55	9.62	9.74	9.86
Number of accumulation units outstanding at end of period	33	34	-	-	-
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
Value at beginning of period	10.00
Value at end of period	9.88
Number of accumulation units outstanding at end of period	-

Investment Division (1.20)	2018	2017	2016	2015	2014
GREAT-WEST INTERNATIONAL GROWTH
Value at beginning of period	11.68	9.34
Value at end of period	9.59	11.68
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST INTERNATIONAL INDEX
Value at beginning of period	11.28	9.16	9.21	10.00
Value at end of period	9.60	11.28	9.16	9.21
Number of accumulation units outstanding at end of period	-	-	-	-
GREAT-WEST INTERNATIONAL VALUE
Value at beginning of period	13.81	11.05	10.77	10.00
Value at end of period	11.52	13.81	11.05	10.77
Number of accumulation units outstanding at end of period	-	-	-	-
GREAT-WEST INVESCO SMALL CAP VALUE
Value at beginning of period	11.83	11.21	10.00
Value at end of period	10.07	11.83	11.21
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST LARGE CAP GROWTH
Value at beginning of period	13.20	10.27	10.00
Value at end of period	13.05	13.20	10.27
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST LIFETIME 2020
Value at beginning of period	11.55	10.40
Value at end of period	10.85	11.55
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST LIFETIME 2025
Value at beginning of period	11.73	10.40	10.00
Value at end of period	10.93	11.73	10.40
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST LIFETIME 2030
Value at beginning of period	12.08	10.53
Value at end of period	11.13	12.08
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST LIFETIME 2035
Value at beginning of period	12.27
Value at end of period	11.17
Number of accumulation units outstanding at end of period	-
GREAT-WEST LIFETIME 2040
Value at beginning of period	12.55	10.62
Value at end of period	11.31	12.55
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	13.88	12.80	10.30	10.00
Value at end of period	11.50	13.88	12.80	10.30
Number of accumulation units outstanding at end of period	-	-	-	-
GREAT-WEST MID CAP VALUE
Value at beginning of period	13.03	11.27	9.48	10.00
Value at end of period	11.29	13.03	11.27	9.48
Number of accumulation units outstanding at end of period	-	-	-	-
GREAT-WEST MODERATE PROFILE
Value at beginning of period	10.71	10.00
Value at end of period	9.91	10.71
Number of accumulation units outstanding at end of period	4,682	4,797
GREAT-WEST MODERATELY AGGRESSIVE PROFILE
Value at beginning of period	10.86	10.00
Value at end of period	9.91	10.86

Investment Division (1.20)	2018	2017	2016	2015	2014
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST MODERATELY CONSERVATIVE PROFILE
Value at beginning of period	10.52	10.00
Value at end of period	9.90	10.52
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST MULTI-SECTOR BOND
Value at beginning of period	10.98	10.45	9.50	10.00
Value at end of period	10.51	10.98	10.45	9.50
Number of accumulation units outstanding at end of period	1,735	1,777	1,716	1,716
GREAT-WEST PUTNAM EQUITY INCOME
Value at beginning of period	14.66	12.49	10.00
Value at end of period	13.21	14.66	12.49
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST PUTNAM HIGH YIELD BOND
Value at beginning of period	11.56	10.98	9.61	10.00
Value at end of period	10.98	11.56	10.98	9.61
Number of accumulation units outstanding at end of period	1,691	1,732	1,674	1,674
GREAT-WEST REAL ESTATE INDEX
Value at beginning of period	13.25	13.01	12.44	10.00
Value at end of period	12.46	13.25	13.01	12.44
Number of accumulation units outstanding at end of period	-	-	-	-
GREAT-WEST S&P 500® INDEX
Value at beginning of period	15.52	12.96	11.79	10.00
Value at end of period	14.58	15.52	12.96	11.79
Number of accumulation units outstanding at end of period	1,452	1,487	1,440	1,440
GREAT-WEST S&P MID CAP 400® INDEX
Value at beginning of period	14.60	12.78	10.78	10.00
Value at end of period	12.76	14.60	12.78	10.78
Number of accumulation units outstanding at end of period	-	-	-	-
GREAT-WEST S&P SMALL CAP 600® INDEX
Value at beginning of period	14.58	13.09	10.53	10.00
Value at end of period	13.11	14.58	13.09	10.53
Number of accumulation units outstanding at end of period	-	-	-	-
GREAT-WEST SECUREFOUNDATION BALANCED
Value at beginning of period	12.48	11.21	10.47	10.00
Value at end of period	11.65	12.48	11.21	10.47
Number of accumulation units outstanding at end of period	39,579	37,801	34,841	31,588
GREAT-WEST SHORT DURATION BOND
Value at beginning of period	10.03	9.96	9.91	9.97	10.00
Value at end of period	9.97	10.03	9.96	9.91	9.97
Number of accumulation units outstanding at end of period	-	-	-	-	5,689
GREAT-WEST SMALL CAP GROWTH
Value at beginning of period	13.25	11.03	10.00
Value at end of period	12.70	13.25	11.03
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	15.84	12.89	12.28	10.00
Value at end of period	15.29	15.84	12.89	12.28
Number of accumulation units outstanding at end of period	-	-	-	-
GREAT-WEST U.S. GOVERNMENT SECURITIES
Value at beginning of period	10.36
Value at end of period	10.28
Number of accumulation units outstanding at end of period	-
INVESCO V.I. GLOBAL REAL ESTATE
Value at beginning of period	11.68	10.49	10.43	10.00

Investment Division (1.20)	2018	2017	2016	2015	2014
Value at end of period	10.81	11.68	10.49	10.43
Number of accumulation units outstanding at end of period	-	-	-	-
INVESCO V.I. GROWTH & INCOME
Value at beginning of period	14.49	12.86	10.00
Value at end of period	12.37	14.49	12.86
Number of accumulation units outstanding at end of period	-	-	-
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	11.55	9.52	10.00
Value at end of period	9.67	11.55	9.52
Number of accumulation units outstanding at end of period	-	-	-
INVESCO V.I. SMALL CAP EQUITY
Value at beginning of period	12.38	11.02
Value at end of period	10.36	12.38
Number of accumulation units outstanding at end of period	-	-
IVY VIP ENERGY
Value at beginning of period	10.29	11.92	10.00
Value at end of period	6.69	10.29	11.92
Number of accumulation units outstanding at end of period	-	-	-
JANUS HENDERSON VIT BALANCED
Value at beginning of period	13.23	11.33	10.99	10.00
Value at end of period	13.12	13.23	11.33	10.99
Number of accumulation units outstanding at end of period	-	-	-	-
JANUS HENDERSON VIT ENTERPRISE
Value at beginning of period	13.48	10.74	9.69	10.00
Value at end of period	13.23	13.48	10.74	9.69
Number of accumulation units outstanding at end of period	-	-	-	-
JANUS HENDERSON VIT FLEXIBLE BOND
Value at beginning of period	10.52	10.30	10.00
Value at end of period	10.26	10.52	10.30
Number of accumulation units outstanding at end of period	-	-	-
JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO
Value at beginning of period	10.64
Value at end of period	10.00
Number of accumulation units outstanding at end of period	-
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
Value at beginning of period	10.00
Value at end of period	8.58
Number of accumulation units outstanding at end of period	-
LORD ABBETT SERIES DEVELOPING GROWTH
Value at beginning of period	12.62	9.83	10.22	10.00
Value at end of period	13.08	12.62	9.83	10.22
Number of accumulation units outstanding at end of period	741	759	728	728
MFS VIT II BLENDED RESEARCH CORE EQUITY
Value at beginning of period	12.51	10.51	10.00
Value at end of period	11.37	12.51	10.51
Number of accumulation units outstanding at end of period	-	-	-
MFS VIT II TECHNOLOGY
Value at beginning of period	14.89	10.87	10.00
Value at end of period	10.93	14.89	10.87
Number of accumulation units outstanding at end of period	-	-	-
MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY
Value at beginning of period	10.96	10.00
Value at end of period	10.25	10.96
Number of accumulation units outstanding at end of period	-	-
NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO

Investment Division (1.20)	2018	2017	2016	2015	2014
Value at beginning of period	14.16
Value at end of period	13.16
Number of accumulation units outstanding at end of period	-
OPPENHEIMER INTERNATIONAL GROWTH
Value at beginning of period	11.15
Value at end of period	8.86
Number of accumulation units outstanding at end of period	-
OPPENHEIMER MAIN STREET SMALL CAP
Value at beginning of period	13.70	12.17	10.47	10.00
Value at end of period	12.11	13.70	12.17	10.47
Number of accumulation units outstanding at end of period	771	790	764	764
PIMCO VIT COMMODITY REALRETURN STRATEGY
Value at beginning of period	6.52	6.46	10.00
Value at end of period	5.52	6.52	6.46
Number of accumulation units outstanding at end of period	-	-	-
PIMCO VIT LONG TERM US GOVERNMENT
Value at beginning of period	10.06	9.36	10.00
Value at end of period	9.70	10.06	9.36
Number of accumulation units outstanding at end of period	-	-	-
PIMCO VIT LOW DURATION
Value at beginning of period	9.87	9.86	10.00
Value at end of period	9.77	9.87	9.86
Number of accumulation units outstanding at end of period	-	-	-
PIMCO VIT REAL RETURN
Value at beginning of period	10.12	9.89	10.00
Value at end of period	9.77	10.12	9.89
Number of accumulation units outstanding at end of period	-	-	-
PIMCO VIT SHORT TERM
Value at beginning of period	10.23
Value at end of period	10.26
Number of accumulation units outstanding at end of period	-
PIMCO VIT TOTAL RETURN
Value at beginning of period	10.63	10.26	10.00
Value at end of period	10.43	10.63	10.26
Number of accumulation units outstanding at end of period	-	-	-
PUTNAM VT EQUITY INCOME
Value at beginning of period	11.29	10.00
Value at end of period	10.20	11.29
Number of accumulation units outstanding at end of period	-	-
PUTNAM VT GLOBAL ASSET ALLOCATION
Value at beginning of period	11.89	10.44	10.00
Value at end of period	10.90	11.89	10.44
Number of accumulation units outstanding at end of period	-	-	-
PUTNAM VT GLOBAL EQUITY
Value at beginning of period	12.30	9.70
Value at end of period	10.65	12.30
Number of accumulation units outstanding at end of period	-	-
PUTNAM VT GROWTH OPPORTUNITIES
Value at beginning of period	13.59	10.51	10.00
Value at end of period	13.75	13.59	10.51
Number of accumulation units outstanding at end of period	-	-	-
PUTNAM VT INCOME
Value at beginning of period	10.24	9.81	9.74	10.00
Value at end of period	10.14	10.24	9.81	9.74
Number of accumulation units outstanding at end of period	1,727	1,770	1,704	1,704

Investment Division (1.20)	2018	2017	2016	2015	2014
PUTNAM VT INTERNATIONAL EQUITY
Value at beginning of period	10.87	8.69	10.00
Value at end of period	8.69	10.87	8.69
Number of accumulation units outstanding at end of period	-	-	-
PUTNAM VT INTERNATIONAL GROWTH
Value at beginning of period	11.78	8.82	9.57	10.00
Value at end of period	9.47	11.78	8.82	9.57
Number of accumulation units outstanding at end of period	860	881	847	847
PUTNAM VT INTERNATIONAL VALUE
Value at beginning of period	12.22
Value at end of period	9.95
Number of accumulation units outstanding at end of period	-
PUTNAM VT MORTGAGE SECURITIES
Value at beginning of period	10.04	9.97
Value at end of period	9.83	10.04
Number of accumulation units outstanding at end of period	-	-
PUTNAM VT MULTI-CAP CORE
Value at beginning of period	12.69	10.45	9.44	10.00
Value at end of period	11.58	12.69	10.45	9.44
Number of accumulation units outstanding at end of period	-	-	-	-
PUTNAM VT SMALL CAP GROWTH
Value at beginning of period	12.38	11.61	10.17	10.00
Value at end of period	10.54	12.38	11.61	10.17
Number of accumulation units outstanding at end of period	-	-	-	-
PUTNAM VT SMALL CAP VALUE
Value at beginning of period	12.71	11.92
Value at end of period	10.05	12.71
Number of accumulation units outstanding at end of period	-	-
T. ROWE PRICE BLUE CHIP GROWTH
Value at beginning of period	16.29	12.14	12.22	10.00
Value at end of period	16.36	16.29	12.14	12.22
Number of accumulation units outstanding at end of period	-	-	-	-
T. ROWE PRICE HEALTH SCIENCES
Value at beginning of period	17.20	13.68	15.50	13.95	10.00
Value at end of period	17.14	17.20	13.68	15.50	13.95
Number of accumulation units outstanding at end of period	-	-	-	-	2,266
VAN ECK VIP GLOBAL HARD ASSETS
Value at beginning of period	6.98	7.21	5.09	10.00
Value at end of period	4.94	6.98	7.21	5.09
Number of accumulation units outstanding at end of period	1,347	1,380	1,333	1,333

Investment Division (1.00)	2018	2017	2016	2015	2014
ALGER SMALL CAP GROWTH
Value at beginning of period	13.00	10.20	9.69	10.00
Value at end of period	13.05	13.00	10.20	9.69
Number of accumulation units outstanding at end of period	-	-	-	-
ALPS ALERIAN ENERGY INFRASTRUCTURE
Value at beginning of period	11.95	12.17	10.00
Value at end of period	9.58	11.95	12.17
Number of accumulation units outstanding at end of period	-	-	-
ALPS RED ROCKS LISTED PRIVATE EQUITY
Value at beginning of period	12.92	10.44	10.00
Value at end of period	11.19	12.92	10.44
Number of accumulation units outstanding at end of period	-	-	-

Investment Division (1.00)	2018	2017	2016	2015	2014
AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION
Value at beginning of period	10.25	9.99	10.00
Value at end of period	9.86	10.25	9.99
Number of accumulation units outstanding at end of period	-	-	-
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE
Value at beginning of period	15.66	14.19	10.00
Value at end of period	13.49	15.66	14.19
Number of accumulation units outstanding at end of period	-	-	-
AMERICAN CENTURY INVESTMENTS VP VALUE
Value at beginning of period	12.02	11.18	10.00
Value at end of period	10.79	12.02	11.18
Number of accumulation units outstanding at end of period	-	-	-
AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME
Value at beginning of period	11.39	10.00
Value at end of period	10.16	11.39
Number of accumulation units outstanding at end of period	-	-
AMERICAN FUNDS IS GROWTH
Value at beginning of period	10.00
Value at end of period	9.43
Number of accumulation units outstanding at end of period	-
AMERICAN FUNDS IS GROWTH-INCOME
Value at beginning of period	10.00
Value at end of period	9.45
Number of accumulation units outstanding at end of period	-
AMERICAN FUNDS IS INTERNATIONAL
Value at beginning of period	11.60	8.88	10.00
Value at end of period	9.94	11.60	8.88
Number of accumulation units outstanding at end of period	-	-	-
AMERICAN FUNDS IS NEW WORLD
Value at beginning of period	13.05	10.21	10.00
Value at end of period	11.08	13.05	10.21
Number of accumulation units outstanding at end of period	-	-	-
BLACKROCK GLOBAL ALLOCATION VI
Value at beginning of period	11.39	10.11	9.84	10.00
Value at end of period	10.42	11.39	10.11	9.84
Number of accumulation units outstanding at end of period	-			-
BLACKROCK HIGH YIELD VI
Value at beginning of period	11.07	10.44	9.35	10.00
Value at end of period	10.64	11.07	10.44	9.35
Number of accumulation units outstanding at end of period	84	419	325	325
CLEARBRIDGE VARIABLE LARGE CAP GROWTH
Value at beginning of period	11.39	10.00
Value at end of period	11.25	11.39
Number of accumulation units outstanding at end of period	-	-
CLEARBRIDGE VARIABLE MID CAP
Value at beginning of period	10.71
Value at end of period	9.25
Number of accumulation units outstanding at end of period	-
CLEARBRIDGE VARIABLE SMALL CAP GROWTH
Value at beginning of period	12.24	9.98	10.00
Value at end of period	12.51	12.24	9.98
Number of accumulation units outstanding at end of period	-	-	-
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME
Value at beginning of period	10.00
Value at end of period	9.92

Investment Division (1.00)	2018	2017	2016	2015	2014
Number of accumulation units outstanding at end of period	-
DELAWARE VIP EMERGING MARKETS
Value at beginning of period	11.61	8.36	7.43	8.80	10.00
Value at end of period	9.65	11.61	8.36	7.43	8.80
Number of accumulation units outstanding at end of period	-	-	-	-	-
DELAWARE VIP INTERNATIONAL VALUE EQUITY
Value at beginning of period	12.38	10.24	10.00
Value at end of period	10.06	12.38	10.24
Number of accumulation units outstanding at end of period	-	-	-
DELAWARE VIP REIT
Value at beginning of period	13.05	13.02	12.45	10.00
Value at end of period	11.95	13.05	13.02	12.45
Number of accumulation units outstanding at end of period	-			-
DELAWARE VIP SMALL CAP VALUE
Value at beginning of period	14.57	13.17	10.00
Value at end of period	11.98	14.57	13.17
Number of accumulation units outstanding at end of period	-	-	-
DREYFUS IP TECHNOLOGY GROWTH
Value at beginning of period	16.94	12.02	11.63	11.09	10.00
Value at end of period	16.56	16.94	12.02	11.63	11.09
Number of accumulation units outstanding at end of period	-	-	-	-	-
DWS CAPITAL GROWTH VIP
Value at beginning of period	16.47	13.21	10.00
Value at end of period	16.00	16.47	13.21
Number of accumulation units outstanding at end of period	-	-	-
EATON VANCE VT FLOATING-RATE INCOME
Value at beginning of period	10.70	10.45	10.00
Value at end of period	10.58	10.70	10.45
Number of accumulation units outstanding at end of period	-	-	-
FEDERATED HIGH INCOME BOND
Value at beginning of period	10.22	10.00
Value at end of period	9.77	10.22
Number of accumulation units outstanding at end of period	-	-
FIDELITY VIP BALANCED
Value at beginning of period	10.82	10.00
Value at end of period	10.24	10.82
Number of accumulation units outstanding at end of period	-	-
FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION
Value at beginning of period	11.71	10.00
Value at end of period	10.08	11.71
Number of accumulation units outstanding at end of period	-	-
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION
Value at beginning of period	10.84	10.00
Value at end of period	10.21	10.84
Number of accumulation units outstanding at end of period	-	-
FRANKLIN INCOME VIP
Value at beginning of period	11.24	10.36	9.19	10.00
Value at end of period	10.64	11.24	10.36	9.19
Number of accumulation units outstanding at end of period	-	-	-	-
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES
Value at beginning of period	9.73	9.35	9.42	10.00
Value at end of period	8.95	9.73	9.35	9.42
Number of accumulation units outstanding at end of period	-	-	-	-
GOLDMAN SACHS VIT US EQUITY INSIGHTS
Value at beginning of period	13.24	10.80

Investment Division (1.00)	2018	2017	2016	2015	2014
Value at end of period	12.27	13.24
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST AGGRESSIVE PROFILE
Value at beginning of period	11.20	10.00
Value at end of period	9.94	11.20
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	13.60	11.94	10.67	10.00
Value at end of period	11.52	13.60	11.94	10.67
Number of accumulation units outstanding at end of period	-	-	-	-
GREAT-WEST BOND INDEX
Value at beginning of period	10.60	10.39	10.30	10.00
Value at end of period	10.45	10.60	10.39	10.30
Number of accumulation units outstanding at end of period	-	-	-	-
GREAT-WEST CONSERVATIVE PROFILE
Value at beginning of period	10.36	10.00
Value at end of period	9.93	10.36
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST CORE BOND
Value at beginning of period	10.80	10.50	10.13	10.00
Value at end of period	10.57	10.80	10.50	10.13
Number of accumulation units outstanding at end of period	-	-	-	-
GREAT-WEST EMERGING MARKETS EQUITY
Value at beginning of period	10.00
Value at end of period	8.19
Number of accumulation units outstanding at end of period	-
GREAT-WEST GLOBAL BOND
Value at beginning of period	9.67	9.58	9.40	9.91	10.00
Value at end of period	9.55	9.67	9.58	9.40	9.91
Number of accumulation units outstanding at end of period	-	-	-	-	-
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	9.63	9.69	9.78	9.88	10.00
Value at end of period	9.66	9.63	9.69	9.78	9.88
Number of accumulation units outstanding at end of period	4	22	539	539	-
GREAT-WEST INFLATION-PROTECTED SECURITIES
Value at beginning of period	10.00
Value at end of period	9.89
Number of accumulation units outstanding at end of period	-
GREAT-WEST INTERNATIONAL GROWTH
Value at beginning of period	11.78	9.40
Value at end of period	9.69	11.78
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST INTERNATIONAL INDEX
Value at beginning of period	11.37	9.22	9.25	10.00
Value at end of period	9.70	11.37	9.22	9.25
Number of accumulation units outstanding at end of period	-	-	-	-
GREAT-WEST INTERNATIONAL VALUE
Value at beginning of period	13.93	11.12	10.81	10.00
Value at end of period	11.64	13.93	11.12	10.81
Number of accumulation units outstanding at end of period	111	553	470	470
GREAT-WEST INVESCO SMALL CAP VALUE
Value at beginning of period	11.90	11.25	10.00
Value at end of period	10.15	11.90	11.25
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST LARGE CAP GROWTH

Investment Division (1.00)	2018	2017	2016	2015	2014
Value at beginning of period	13.25	10.29	10.00
Value at end of period	13.12	13.25	10.29
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST LIFETIME 2020
Value at beginning of period	11.59	11.41
Value at end of period	10.91	11.59
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST LIFETIME 2025
Value at beginning of period	11.77	10.42	10.00
Value at end of period	10.99	11.77	10.42
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST LIFETIME 2030
Value at beginning of period	12.12	10.54
Value at end of period	11.19	12.12
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST LIFETIME 2035
Value at beginning of period	12.32
Value at end of period	11.23
Number of accumulation units outstanding at end of period	-
GREAT-WEST LIFETIME 2040
Value at beginning of period	12.59	10.64
Value at end of period	11.37	12.59
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	14.00	12.88	10.34	10.00
Value at end of period	11.62	14.00	12.88	10.34
Number of accumulation units outstanding at end of period	68	341	341	341
GREAT-WEST MID CAP VALUE
Value at beginning of period	13.11	11.32	9.50	10.00
Value at end of period	11.38	13.11	11.32	9.50
Number of accumulation units outstanding at end of period	-	-	-	-
GREAT-WEST MODERATE PROFILE
Value at beginning of period	10.72	10.00
Value at end of period	9.95	10.72
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST MODERATELY AGGRESSIVE PROFILE
Value at beginning of period	10.88	10.00
Value at end of period	9.95	10.88
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST MODERATELY CONSERVATIVE PROFILE
Value at beginning of period	10.54	10.00
Value at end of period	9.94	10.54
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST MULTI-SECTOR BOND
Value at beginning of period	11.07	10.52	9.54	10.00
Value at end of period	10.62	11.07	10.52	9.54
Number of accumulation units outstanding at end of period	-	-	-	-
GREAT-WEST PUTNAM EQUITY INCOME
Value at beginning of period	14.78	12.57	10.00
Value at end of period	13.34	14.78	12.57
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST PUTNAM HIGH YIELD BOND
Value at beginning of period	11.66	11.05	9.66	10.00
Value at end of period	11.09	11.66	11.05	9.66
Number of accumulation units outstanding at end of period	-	-	-	-

Investment Division (1.00)	2018	2017	2016	2015	2014
GREAT-WEST REAL ESTATE INDEX
Value at beginning of period	13.36	13.09	12.49	10.00
Value at end of period	12.59	13.36	13.09	12.49
Number of accumulation units outstanding at end of period	-	-	-	-
GREAT-WEST S&P 500® INDEX
Value at beginning of period	15.65	13.04	11.84	10.00
Value at end of period	14.73	15.65	13.04	11.84
Number of accumulation units outstanding at end of period	-	-	-	-
GREAT-WEST S&P MID CAP 400® INDEX
Value at beginning of period	14.72	12.86	10.83	10.00
Value at end of period	12.89	14.72	12.86	10.83
Number of accumulation units outstanding at end of period	-	-	-	-
GREAT-WEST S&P SMALL CAP 600® INDEX
Value at beginning of period	14.70	13.17	10.58	10.00
Value at end of period	13.25	14.70	13.17	10.58
Number of accumulation units outstanding at end of period	-	-	-	-
GREAT-WEST SECUREFOUNDATION BALANCED
Value at beginning of period	11.74	10.53	9.81	10.00
Value at end of period	10.98	11.74	10.53	9.81
Number of accumulation units outstanding at end of period	25,226	26,919	28,595	38,436
GREAT-WEST SHORT DURATION BOND
Value at beginning of period	10.12	10.02	9.95	10.00	10.00
Value at end of period	10.08	10.12	10.02	9.95	10.00
Number of accumulation units outstanding at end of period	-	-	-	-	-
GREAT-WEST SMALL CAP GROWTH
Value at beginning of period	13.29	11.05	10.00
Value at end of period	12.76	13.29	11.05
Number of accumulation units outstanding at end of period	-	-	-
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	15.98	12.97	12.34	10.00
Value at end of period	15.45	15.98	12.97	12.34
Number of accumulation units outstanding at end of period	82	409	409	409
GREAT-WEST U.S. GOVERNMENT SECURITIES
Value at beginning of period	10.45
Value at end of period	10.39
Number of accumulation units outstanding at end of period	-
INVESCO V.I. GLOBAL REAL ESTATE
Value at beginning of period	11.78	10.56	10.47	10.00
Value at end of period	10.93	11.78	10.56	10.47
Number of accumulation units outstanding at end of period	16	80	80	80
INVESCO V.I. GROWTH & INCOME
Value at beginning of period	14.62	12.95	10.00
Value at end of period	12.50	14.62	12.95
Number of accumulation units outstanding at end of period	-	-	-
INVESCO V.I. INTERNATIONAL GROWTH
Value at beginning of period	11.64	9.58	10.00
Value at end of period	9.77	11.64	9.58
Number of accumulation units outstanding at end of period	-	-	-
INVESCO V.I. SMALL CAP EQUITY
Value at beginning of period	12.49	11.09
Value at end of period	10.47	12.49
Number of accumulation units outstanding at end of period	-	-
IVY VIP ENERGY
Value at beginning of period	10.32	11.94	10.00
Value at end of period	6.73	10.32	11.94

Investment Division (1.00)	2018	2017	2016	2015	2014
Number of accumulation units outstanding at end of period	-	-	-
JANUS HENDERSON VIT BALANCED
Value at beginning of period	13.34	11.40	11.04	10.00
Value at end of period	13.26	13.34	11.40	11.04
Number of accumulation units outstanding at end of period	-	-	-	-
JANUS HENDERSON VIT ENTERPRISE
Value at beginning of period	13.55	10.77	9.70	10.00
Value at end of period	13.33	13.55	10.77	9.70
Number of accumulation units outstanding at end of period	-	-	-	-
JANUS HENDERSON VIT FLEXIBLE BOND
Value at beginning of period	10.60	10.36	10.00
Value at end of period	10.36	10.60	10.36
Number of accumulation units outstanding at end of period	-	-	-
JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO
Value at beginning of period	10.66
Value at end of period	10.03
Number of accumulation units outstanding at end of period	-
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
Value at beginning of period	10.00
Value at end of period	8.59
Number of accumulation units outstanding at end of period	-
LORD ABBETT SERIES DEVELOPING GROWTH
Value at beginning of period	12.72	9.89	10.25	10.00
Value at end of period	13.20	12.72	9.89	10.25
Number of accumulation units outstanding at end of period	-	-	-	-
MFS VIT II BLENDED RESEARCH CORE EQUITY
Value at beginning of period	12.55	10.52	10.00
Value at end of period	11.43	12.55	10.52
Number of accumulation units outstanding at end of period	-	-	-
MFS VIT II TECHNOLOGY
Value at beginning of period	14.94	10.88	10.00
Value at end of period	15.02	14.94	10.88
Number of accumulation units outstanding at end of period	33	164	-
MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY
Value at beginning of period	10.98	10.00
Value at end of period	10.29	10.98
Number of accumulation units outstanding at end of period	-	-
NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO
Value at beginning of period	14.28
Value at end of period	13.30
Number of accumulation units outstanding at end of period	-
OPPENHEIMER INTERNATIONAL GROWTH
Value at beginning of period	11.16
Value at end of period	8.89
Number of accumulation units outstanding at end of period	-
OPPENHEIMER MAIN STREET SMALL CAP
Value at beginning of period	13.80	12.24	10.50	10.00
Value at end of period	12.22	13.80	12.24	10.50
Number of accumulation units outstanding at end of period	-	-	-	-
PIMCO VIT COMMODITY REALRETURN STRATEGY
Value at beginning of period	6.57	6.51	10.00
Value at end of period	5.58	6.57	6.51
Number of accumulation units outstanding at end of period	-	-	-
PIMCO VIT LONG TERM US GOVERNMENT
Value at beginning of period	10.10	9.37	10.00

Investment Division (1.00)	2018	2017	2016	2015	2014
Value at end of period	9.75	10.10	9.37
Number of accumulation units outstanding at end of period	-	-	-
PIMCO VIT LOW DURATION
Value at beginning of period	9.95	9.92	10.00
Value at end of period	9.87	9.95	9.92
Number of accumulation units outstanding at end of period	-	-	-
PIMCO VIT REAL RETURN
Value at beginning of period	10.21	9.95	10.00
Value at end of period	9.87	10.21	9.95
Number of accumulation units outstanding at end of period	-	-	-
PIMCO VIT SHORT TERM
Value at beginning of period	10.27
Value at end of period	10.31
Number of accumulation units outstanding at end of period	-
PIMCO VIT TOTAL RETURN
Value at beginning of period	10.72	10.33	10.00
Value at end of period	10.54	10.72	10.33
Number of accumulation units outstanding at end of period	-	-	-
PUTNAM VT EQUITY INCOME
Value at beginning of period	11.30	10.00
Value at end of period	10.24	11.30
Number of accumulation units outstanding at end of period	-	-
PUTNAM VT GLOBAL ASSET ALLOCATION
Value at beginning of period	11.97	10.48	10.00
Value at end of period	10.99	11.97	10.48
Number of accumulation units outstanding at end of period	-	-	-
PUTNAM VT GLOBAL EQUITY
Value at beginning of period	12.38	9.74
Value at end of period	10.73	12.38
Number of accumulation units outstanding at end of period	-	-
PUTNAM VT GROWTH OPPORTUNITIES
Value at beginning of period	13.67	10.55	10.00
Value at end of period	13.86	13.67	10.55
Number of accumulation units outstanding at end of period	-	-	-
PUTNAM VT INCOME
Value at beginning of period	10.30	9.85	9.76	10.00
Value at end of period	10.21	10.30	9.85	9.76
Number of accumulation units outstanding at end of period	84	421	322	322
PUTNAM VT INTERNATIONAL EQUITY
Value at beginning of period	10.93	8.72	10.00
Value at end of period	8.75	10.93	8.72
Number of accumulation units outstanding at end of period	-	-	-
PUTNAM VT INTERNATIONAL GROWTH
Value at beginning of period	11.87	8.88	9.62	10.00
Value at end of period	9.56	11.87	8.88	9.62
Number of accumulation units outstanding at end of period	-	-	-	-
PUTNAM VT INTERNATIONAL VALUE
Value at beginning of period	12.26
Value at end of period	10.00
Number of accumulation units outstanding at end of period	-
PUTNAM VT MORTGAGE SECURITIES
Value at beginning of period	10.12	10.03
Value at end of period	9.93	10.12
Number of accumulation units outstanding at end of period	-	-
PUTNAM VT MULTI-CAP CORE

Investment Division (1.00)	2018	2017	2016	2015	2014
Value at beginning of period	12.76	10.49	9.45	10.00
Value at end of period	11.66	12.76	10.49	9.45
Number of accumulation units outstanding at end of period	-	-	-	-
PUTNAM VT SMALL CAP GROWTH
Value at beginning of period	12.49	11.69	10.22	10.00
Value at end of period	10.65	12.49	11.69	10.22
Number of accumulation units outstanding at end of period	-	-	-	-
PUTNAM VT SMALL CAP VALUE
Value at beginning of period	12.78	11.97
Value at end of period	10.13	12.78
Number of accumulation units outstanding at end of period	-	-
T. ROWE PRICE BLUE CHIP GROWTH
Value at beginning of period	16.42	12.21	12.26	10.00
Value at end of period	16.52	16.42	12.21	12.26
Number of accumulation units outstanding at end of period	95	476	476	476
T. ROWE PRICE HEALTH SCIENCES
Value at beginning of period	17.35	13.77	15.57	13.98	10.00
Value at end of period	17.32	17.35	13.77	15.57	13.98
Number of accumulation units outstanding at end of period	97	484	484	484	-
VAN ECK VIP GLOBAL HARD ASSETS
Value at beginning of period	7.04	7.25	5.11	10.00
Value at end of period	4.99	7.04	7.25	5.11
Number of accumulation units outstanding at end of period	-	-	-	-

Appendix B - Net Investment Factor
The Net Investment Factor is determined by dividing (a) by (b), and subtracting (c) from the result where:
(a) is the net result of:
1)	the net asset value per share of the Portfolio shares determined as of the end of the current Valuation Period, plus
2)	the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Portfolio on shares if the “ex-dividend” date occurs during the current Valuation Period, plus or minus
3)	a per unit charge or credit for any taxes incurred by or provided for in the Sub-Account, which is determined by Great-West to have resulted from the investment operations of the Sub-Account, and
(b) is the result of:
1)	the net asset value per share of the Portfolio shares determined as of the end of the immediately preceding Valuation Period; plus or minus
2)	the per unit charge or credit for any taxes incurred by or reserved for in the Sub-Account for the immediately preceding Valuation Period; and
(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Sub-Account on a daily basis. Such amount is equal to 1.00% if you have selected Death Benefit option 1 or 1.20% if you have selected Death Benefit option 2.
The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit value may increase, decrease, or remain unchanged.
The net asset value per share referred to in paragraphs (a)(1) and (b) above, reflects the investment performance of the Portfolio as well as the payment of Portfolio expenses.
B-1

VARIABLE ANNUITY-2 SERIES ACCOUNT
GREAT-WEST SMART TRACK® II VARIABLE ANNUITY
Individual Flexible Premium Deferred
Variable Annuity Contracts
issued by
Great-West Life & Annuity Insurance Company  of New York
489 Fifth Ave., 28th Floor
New York, NY 10017
Telephone: (800) 537-2033
STATEMENT OF ADDITIONAL INFORMATION
This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2019, which is available without charge by contacting the Retirement Resource Operations Center, P.O. Box 173920, Denver, Colorado 80217-3920 or at (877) 723-8723.
The date of this Statement of Additional Information is
May 1, 2019
i

ii

GENERAL INFORMATION
In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading “Definitions.”
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
AND VARIABLE ANNUITY-2 SERIES ACCOUNT
Great-West Life & Annuity Insurance Company of New York (“Great-West”) (formerly known as First Great-West Life & Annuity Insurance Company, and prior to that as Canada Life Insurance Company of New York), the issuer of the Contract, is a New York corporation qualified to sell life insurance and annuity contracts in New York. It was qualified to do business on June 7, 1971. Great-West is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”), a Colorado stock life insurance company. GWL&A is a wholly-owned subsidiary of GWL&A Financial, Inc., a Delaware holding company. GWL&A Financial, Inc. is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is a subsidiary of Power Financial Corporation, a Canadian holding company with substantial interests in the financial services industry. Power Financial Corporation is a subsidiary of Power Corporation of Canada, a Canadian holding and management company. Through a group of private holding companies, The Desmarais Family Residuary Trust, created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.
The assets allocated to the Variable Annuity-2 Series Account (the “Series Account”) are the exclusive property of Great-West. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of Great-West by the Securities and Exchange Commission. Great-West may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by Great-West. Great-West may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account.
On January 24, 2019, GWL&A announced that it had entered into an agreement with Protective Life Insurance Company (“Protective”) to sell, via indemnity reinsurance, substantially all of its non-participating individual life insurance and annuity business and group life and health business, including this Contract. Subject to the provision of certain services by GWL&A or its affiliates for a transitional period following the closing, Protective will agree to provide administration for the Contract in accordance with their terms and conditions. The transaction is expected to close in the first half of 2019, subject to regulatory approvals and customary closing conditions.
CALCULATION OF ANNUITY PAYMENTS
Variable Annuity Payout Options
Great-West converts the Accumulation Units for each Investment Segment Sub-Account held by you into Annuity Units at their values determined as of the end of the valuation period which contains the Annuity Commencement Date. The number of Annuity Units paid for each Investment Segment Sub-Account is determined by dividing the amount of the first payment by the Annuity Unit value on the first valuation date preceding the date the first payout is due. The number of Annuity Units used to calculate each payout for an Investment Segment Sub-Account remains fixed during the Annuity Payment Period.
The first payment under a variable annuity payout option will be based on the value of each Investment Segment Sub-Account on the first valuation date preceding the Annuity Commencement Date. We will determine it by applying the appropriate rate to the amount applied under the payout option. Payments after the first will vary depending upon the investment experience of the Investment Segment Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the first valuation date preceding the date the annuity payout is due. The total amount of each variable annuity payout will be the sum of the variable annuity payments for each Investment Segment Sub-Account.
SERVICES
A.    Safekeeping of Series Account Assets
The assets of the Series Account are held by Great-West. The assets of the Series Account are kept physically segregated and held separate and apart from the general account of Great-West. Great-West maintains records of all purchases and
1

redemptions of shares of the Portfolios. Additional protection for the assets of the Series Account is afforded by a financial institution bond that includes fidelity coverage issued to The Great-West LifeCo, Inc. and subsidiary companies in the amount of $50 million (Canadian) per occurrence and $100 million (Canadian) aggregate, which covers all officers and employees of Great-West.
B.    Independent Registered Public Accounting Firm
Deloitte & Touche LLP, 1601 Wewatta Street, Suite 400, Denver, Colorado 80202, serves as the Company’s and the Series Account’s independent registered public accounting firm.
The financial statements and financial highlights of each of the investment divisions of the Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company of New York included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. The statutory financial statements of Great-West Life & Annuity Insurance Company of New York included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such statutory financial statements have so been included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
C.    Principal Underwriter
The offering of the Contracts is made on a continuous basis by GWFS Equities, Inc. (“GWFS”), a wholly-owned subsidiary of GWL&A and an affiliate of Great-West. GWFS is a Delaware corporation registered as a broker/dealer with the SEC, and a member of FINRA. Great-West does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. The Contract generally will be issued for Annuitants from birth to age 80.
D.    Administrative Services
Certain administrative services are provided by GWFS to assist Great-West in processing the Contracts. These services are described in written agreements between GWFS and Great-West.
WITHHOLDING
Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.
Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States. Moreover, special “backup withholding” rules may require Great-West to disregard the recipient's election if the recipient fails to supply Great-West with a “TIN” or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies Great-West that the TIN provided by the recipient is incorrect.
We may be required to withhold at a rate of 30% under the Foreign Account Tax Compliance Act (“FATCA”) on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective purchasers with accounts in foreign financial institutions or non-financial foreign entities are advised to consult with a competent tax advisor regarding the application of FATCA to their purchase situation.
FINANCIAL STATEMENTS
The statutory financial statements of Great-West should be considered only as bearing upon Great-West’s ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Owners under the Contracts is affected solely by the investment results of the Series Account.
2

Great-West Life & Annuity Insurance Company of New York

(A wholly owned subsidiary of Great-West Life & Annuity Insurance Company)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2018 and 2017 and

Related Statutory Statements of Operations, Changes in Capital and Surplus and Cash Flows for Each of the Three Years in the Period Ended December 31, 2018 and Report of Independent Registered Public Accounting Firm

Deloitte & Touche LLP 1601 Wewatta Street Suite 400 Denver, CO 80202-3942 USA Tel: 1 303 292 5400 Fax: 1 303 312 4000 www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of

Great-West Life & Annuity Insurance Company of New York

New York, New York

Opinion on the Statutory Financial Statements

We have audited the accompanying statutory statements of admitted assets, liabilities, and capital and surplus of Great-West Life & Annuity Insurance Company of New York (the “Company”) (a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company) as of December 31, 2018 and 2017, the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2018, and the related notes (collectively referred to as the “statutory financial statements”). In our opinion, because of the effects of the matters discussed in the following paragraph, the statutory financial statements do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2018.

As described in Note 1 to the statutory financial statements, the statutory financial statements are prepared by the Company using the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the New York State Department of Financial Services. The effects on the statutory financial statements of the variances between the statutory-basis of accounting described in Note 1 to the statutory financial statements and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, the statutory financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services, as described in Note 1 to the statutory financial statements.

Basis for Opinion

These statutory financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s statutory financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the statutory financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the statutory financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the statutory financial statements. We believe that our audits provide a reasonable basis for our opinion.

Emphasis of Matter

As discussed in Note 1 to the statutory financial statements, the accompanying statutory financial statements have been prepared from separate records maintained by the Company and may not necessarily be indicative of conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company, as portions of certain expenses represent allocations made from affiliates.

March 26, 2019

We have served as the Company’s auditor since 1981

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

December 31, 2018 and 2017

(In Thousands, Except Share Amounts)

	December 31,
	2018	2017

Admitted assets:

Cash and invested assets:

Bonds	$1,290,067	$1,253,814

Mortgage loans (net of allowances of $20 and $20)	75,980	90,690

Contract loans	20,155	25,411

Cash, cash equivalents and short-term investments	79,548	27,811

Securities lending collateral assets	16,556	—

Other invested assets	5,694	5,982

Total cash and invested assets	1,488,000	1,403,708

Investment income due and accrued	11,878	11,017

Premiums deferred and uncollected	1,964	2,185

Reinsurance recoverable	928	4,250

Deferred income taxes	6,053	5,649

Due from parent and affiliates	2,039	2,514

Other assets	7,434	7,741

Assets from separate accounts	681,575	761,399

Total admitted assets	$2,199,871	$2,198,463

See notes to statutory financial statements.	Continued

3

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

December 31, 2018 and 2017

(In Thousands, Except Share Amounts)

	December 31,
	2018	2017

Liabilities, capital and surplus:

Liabilities:

Aggregate reserves for life policies and contracts	$1,392,937	$1,320,402

Aggregate reserves for accident and health policies	177	167

Life and accident and health policy and contract claims	2,497	2,452

Liability for deposit-type contracts	1,955	2,191

Provision for policyholders’ dividends	2,600	3,100

Asset valuation reserve	7,938	7,156

Interest maintenance reserve	7,463	8,915

Due to parent and affiliates	3,335	2,539

Payable for securities lending collateral	16,556	—

Current federal income taxes payable to affiliate	227	—

Other liabilities	1,292	2,760

Liabilities from separate accounts	681,452	761,267

Total liabilities	2,118,429	2,110,949

Contingencies (See Note 15)

Capital and surplus:
Common stock, $1,000 par value; 10,000 shares authorized; 2,500 shares issued and outstanding	2,500	2,500

Gross paid in and contributed surplus	32,450	32,450

Unassigned funds	46,492	52,564

Total capital and surplus	81,442	87,514

Total liabilities, capital and surplus	$2,199,871	$2,198,463

See notes to statutory financial statements.	Concluded

4

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Operations

Years Ended December 31, 2018, 2017 and 2016

(In Thousands)

	Year Ended December 31,
	2018	2017	2016

Income:

Premium income and annuity considerations	$267,967	$328,539	$371,134

Net investment income	50,307	47,715	41,570

Amortization of interest maintenance reserve	1,236	1,506	1,876

Commission and expense allowances on reinsurance ceded	101	105	109

Fee income from separate accounts	4,017	3,625	3,156

Other income	10,965	9,572	9,857

Total income	334,593	391,062	427,702

Expenses:

Death benefits	10,778	12,489	8,371

Annuity benefits	10,660	10,222	9,953

Surrender benefits	222,163	193,461	151,560

Increase in aggregate reserves for life and accident and health policies and contracts	72,545	134,474	204,746

Other benefits	221	143	216

Total benefits	316,367	350,789	374,846

Commissions	14,482	15,939	14,929

Other insurance expenses	16,251	14,989	16,439

Net transfers to separate accounts	(10,143)	1,435	20,511

Total benefits and expenses	336,957	383,152	426,725

Net (loss) gain from operations before dividends to policyholders, federal income taxes and net realized capital (losses) gains	(2,364)	7,910	977

Dividends to policyholders	2,132	3,065	2,646

Net (loss) gain from operations after dividends to policyholders and before federal income taxes and net realized capital (losses) gains	(4,496)	4,845	(1,669)

Federal income tax expense	952	1,716	275

Net (loss) gain from operations before net realized capital (losses) gains	(5,448)	3,129	(1,944)

Net realized capital (losses) gains, less tax benefits of $46, $0 and $0, and transfers to interest maintenance reserve	(176)	—	—

Net (loss) income	$(5,624)	$3,129	$(1,944)

See notes to statutory financial statements.

5

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Changes in Capital and Surplus

Years Ended December 31, 2018, 2017 and 2016

(In Thousands)

	Year Ended December 31,
	2018	2017	2016

Capital and surplus, beginning of year	$87,514	$86,725	$88,786

Net (loss) income	(5,624)	3,129	(1,944)

Change in net unrealized capital gains, net of income taxes	—	134	24

Change in net deferred income taxes	2,613	(5,876)	2,472

Change in non-admitted assets	(2,271)	4,476	(1,810)

Change in asset valuation reserve	(782)	(1,088)	(807)

Surplus withdrawn from separate accounts	—	6	15

Changes in capital and surplus as a result of separate accounts	(8)	8	(11)

Net change in capital and surplus for the year	(6,072)	789	(2,061)

Capital and surplus, end of year	$81,442	$87,514	$86,725

See notes to statutory financial statements.

6

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Cash Flows

Years Ended December 31, 2018, 2017 and 2016

(In Thousands)

	Year Ended December 31,
	2018	2017	2016
Operating activities:

Premium income	$267,526	$327,526	$370,310

Investment income received, net of investment expenses paid	50,757	47,769	41,539

Other miscellaneous income received	15,083	13,301	12,830

Benefit and loss related payments	(233,651)	(221,110)	(165,857)

Net transfers to separate accounts	8,903	(3,766)	(20,522)

Commissions, other expenses and taxes paid	(30,893)	(32,292)	(30,929)

Dividends paid to policyholders	(2,632)	(2,865)	(2,846)

Federal income taxes paid, net	(512)	(922)	(3,956)

Net cash provided by operating activities	74,581	127,641	200,569

Investing activities:

Proceeds from investments sold, matured or repaid:

Bonds	83,327	195,330	240,481

Mortgage loans	19,705	8,674	12,059

Other	394	—	—

Cost of investments acquired:

Bonds	(122,177)	(344,580)	(431,014)

Mortgage loans	(5,000)	—	(6,100)

Other	—	(445)	(6)

Net change in contract loans	26	1,608	(1,281)

Net cash used in investing activities	$(23,725)	$(139,413)	$(185,861)

See notes to statutory financial statements.	Continued

7

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Statutory Statements of Cash Flows

Years Ended December 31, 2018, 2017 and 2016

(In Thousands)

	Year Ended December 31,
	2018	2017	2016
Financing and miscellaneous activities:

Deposit-type contract withdrawals, net of deposits	$(334)	$(359)	$(449)

Other	1,215	6,761	(2,864)

Net cash provided by (used in) financing and miscellaneous activities	881	6,402	(3,313)

Net increase (decrease) in cash, cash equivalents and short-term investments	51,737	(5,370)	11,395

Cash, cash equivalents and short-term investments:

Beginning of year	27,811	33,181	21,786

End of year	$79,548	$27,811	$33,181

See notes to statutory financial statements.	Concluded

8

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

1. Organization and Significant Accounting Policies

Great-West Life & Annuity Insurance Company of New York (the “Company”) is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”). GWL&A is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a holding company. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. LLC (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”), a Canadian holding company. The Company is incorporated as a stock life insurance company in the State of New York and is subject to regulation by the New York State Department of Financial Services (the “Department”). The Company is authorized to engage in the sale of life insurance, accident and health insurance and annuity products in the State of New York.

The statutory financial statements have been prepared from the separate records maintained by the Company and may not necessarily be indicative of the conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company.

Accounting policies and use of estimates

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the Department. The Department requires that insurance companies domiciled in the State of New York prepare their statutory financial statements in accordance with the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviations prescribed or permitted by the State of New York Superintendent of Financial Services.

The Department recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the New York Insurance Law. The NAIC SAP has been adopted as a component of prescribed or permitted practices by the Department. The Department has adopted certain prescribed accounting practices that differ from those found in NAIC SAP.    Specifically, for New York domiciled companies, the amount of ceded reserves are limited to the amount of direct reserves while NAIC SAP does not have this specific requirement.

A reconciliation of the Company’s capital and surplus and statutory net income between NAIC SAP and practices prescribed by the Department is shown below.

	Statutory Capital and Surplus			Statutory Net Income (Loss)
	December 31,			Year ended December 31,
	2018	2017	2016	2018	2017	2016

New York prescribed basis	$81,442	$87,514	$86,725	$(5,624)	$3,129	$(1,944)

State prescribed practices, ceded reserves

Ceded reserves	1,598	1,266	1,432	332	(166)	356

Current income taxes on ceded reserves	(336)	(443)	(501)	107	58	(125)

NAIC SAP basis	$82,704	$88,337	$87,656	$(5,185)	$3,021	$(1,713)

Statutory accounting principles vary in some respects from accounting principles generally accepted in the United States of America (“GAAP”). The more significant of these differences are as follows:

•

Bonds, including loan-backed and structured securities (collectively referred to as “bonds”), are carried at statutory adjusted carrying value in accordance with the National Association of Insurance Commissioners (“NAIC”) designation of the security. Carrying value is amortized cost, unless the bond is either (a) designated as a six, in which case it is the lower of amortized cost or fair value or (b) required to be carried at fair value due to the structured securities ratings methodology. Under GAAP, bonds are carried at amortized cost for securities classified as held-to-maturity and fair value for securities classified as available-for-sale and held-for-trading.

9

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

•

Short-term investments include all investments whose remaining maturities, at the time of acquisition, are three months to one year. Under GAAP, short-term investments include securities purchased with investment intent and with initial remaining maturities of one year or less.

•

As prescribed by the NAIC, the asset valuation reserve (“AVR”) is computed in accordance with a prescribed formula and represents a provision for possible credit-related fluctuations in the value of bonds. Changes to the AVR are charged or credited directly to unassigned surplus. This type of reserve is not necessary or required under GAAP.

•

As prescribed by the NAIC, the interest maintenance reserve (“IMR”) consists of net accumulated unamortized realized capital gains and losses, net of income taxes, on sales or interest related impairments of bonds and mortgage loans attributable to changes in the general level of interest rates. Such gains or losses are initially deferred and then amortized into income over the remaining period to maturity, based on groupings of individual securities sold in five-year bands. An IMR asset is designated as a non-admitted asset and is recorded as a reduction to capital and surplus. Under GAAP, realized gains and losses are recognized in income in the period in which a security is sold.

•

As prescribed by the NAIC, an other-than-temporary impairment (“OTTI”) is recorded (a) if it is probable that the Company will be unable to collect all amounts due according to the contractual terms in effect at the date of acquisition, (b) if the Company has the intent to sell the investment or (c) for non-interest related declines in value and where the Company does not have the intent and ability at the reporting date, to hold the bond until its recovery. Under GAAP, if either (a) management has the intent to sell a bond investment or (b) it is more likely than not the Company will be required to sell a bond investment before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security. If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the bond investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the bond investment prior to impairment) is less than the amortized cost basis of the bond investment (referred to as the credit loss portion), an OTTI is considered to have occurred.

Under GAAP, total OTTI is bifurcated into two components: the amount related to the credit loss, which is recognized in current period earnings through realized capital losses; and the amount attributed to other factors (referred to as the non-credit portion), which is recognized as a separate component in accumulated other comprehensive income (loss). As prescribed by the NAIC, non-interest related OTTI is only bifurcated on loan-backed and structured securities. Factors related to interest and other components do not have a financial statement impact and are disclosed in “Unrealized losses and OTTI” in the notes to the statutory financial statements.

•

Acquisition costs, such as commissions and other costs incurred in connection with acquiring new business, are charged to operations as incurred, rather than deferred and amortized over the lives of the related contracts as under GAAP.

•

Deferred income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s statutory financial statements or tax returns. Deferred income tax assets are subject to limitations prescribed by statutory accounting principles. The change in deferred income taxes is treated as a component of the change in unassigned funds, whereas under GAAP deferred taxes are included in the determination of net income.

•

Certain assets, including various receivables, furniture and equipment and prepaid assets, are designated as non-admitted assets and are recorded as a reduction to capital and surplus, whereas they are recorded as assets under GAAP.

•

Aggregate reserves for life policies and contracts are based on statutory mortality and interest requirements and without consideration of withdrawals, which differ from reserves established under GAAP that are based on assumptions using Company experience for mortality, interest, and withdrawals.

•

As prescribed by the Department, ceded reserves are limited to the amount of direct reserves. Ceded aggregate reserves and policy and contract claim liabilities are netted against aggregate reserves for life policies and contracts for statutory accounting purposes. Under GAAP, these items are reported as reinsurance recoverable.

10

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

•

The policyholder’s share of net income on participating policies that has not been distributed to participating policyholders is included in capital and surplus in the statutory financial statements. For GAAP, these amounts are reported as a liability with a charge to net income.

•

Changes in separate account values from cash transactions are recorded as premium income and benefit expenses whereas they do not impact the statement of operations under GAAP and are presented only as increases or decreases to account balances.

•

Benefit payments and the related decrease in policy reserves are recorded as expenses for all contracts subjecting the Company to any mortality risk. Under GAAP, such benefit payments for life and annuity contracts without significant mortality risks are recorded as direct reductions to the policy reserve liability.

•

Premium receipts and the related increase in policy reserves are recorded as revenues and expenses, respectively, for all contracts subjecting the Company to any mortality risk. Under GAAP, such premium receipts for life and annuity contracts without significant mortality risks are recorded as direct credits to the policy reserve liability.

•	Comprehensive income and its components are not presented in the statutory financial statements.

•

The Statutory Statement of Cash Flows is presented based on a prescribed format for statutory reporting. For purposes of presenting statutory cash flows, cash includes short-term investments. Under GAAP, the statement of cash flows is typically presented based on the indirect method and cash excludes short-term investments.

The preparation of financial statements in conformity with statutory accounting principles requires the Company’s management to make a variety of estimates and assumptions. These estimates and assumptions affect, among other things, the reported amounts of admitted assets and liabilities, the disclosure of contingent liabilities and the reported amounts of revenues and expenses. Significant estimates are required to account for items and matters such as, but not limited to, the valuation of investments in the absence of quoted market values, impairment of investments, valuation of policy benefit liabilities and the valuation of deferred tax assets. Actual results could differ from those estimates.

Significant statutory accounting policies

Investments

Investments are reported as follows:

•	In accordance with the NAIC SAP, the adjusted carrying value amounts of certain assets are gross of non-admitted assets.

•

Bonds are carried at statutory adjusted carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the bond is either (a) designated as a six, in which case it is the lower of amortized cost or fair value or (b) required to be carried at fair value due to the structured securities ratings methodology. The Company recognizes the acquisition of its public bonds on a trade date basis and its private placement investments on a funding date basis. Bonds containing call provisions are amortized to the call or maturity value/date which produces the lowest asset value.

Premiums and discounts are recognized as a component of net investment income using the effective interest method. Realized gains and losses not subject to IMR are included in net realized capital gains (losses).

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly, and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments. Prepayment assumptions are based on the average of recent historical prepayments and are obtained from broker/dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method.

Mortgage loans consist of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts and allowances for credit losses. Interest income is accrued on the unpaid principal

11

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

balance for all loans, except for loans on non-accrual status. Premiums and discounts are amortized to net investment income using the effective interest method. Prepayment penalty and origination fees are recognized in net investment income upon receipt.

The Company actively manages its mortgage loan portfolio by completing ongoing comprehensive analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations and general market conditions. On a quarterly basis, the Company reviews the above primary credit quality indicators in its internal risk assessment of loan impairment and credit loss. Management’s risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

•	Performing - generally indicates the loan has standard market risk and is within its original underwriting guidelines.
•

Non-performing - generally indicates there is a potential for loss due to the deterioration of financial/monetary default indicators or potential foreclosure. Due to the potential for loss, these loans are evaluated for impairment.

The adequacy of the Company’s mortgage provision allowance is reviewed quarterly. The determination of the calculation and the adequacy of the mortgage provision allowance and mortgage impairments involve judgments that incorporate qualitative and quantitative Company and industry mortgage performance data. Management’s periodic evaluation and assessment of the adequacy of the mortgage provision allowance and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the fair value of the underlying collateral, composition of the loan portfolio, current economic conditions, loss experience and other relevant factors. Loans included in the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Risk is mitigated through first position collateralization, guarantees, loan covenants, and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not deemed fully uncollectable. Generally, unrecoverable amounts are written off during the final stage of the foreclosure process.

Loan balances are considered past due when payment has not been received based on contractually agreed upon terms. The accrual of interest is discontinued when concerns exist regarding the realization of loan principal or interest. The Company resumes interest accrual on loans when a loan returns to current status or under new terms when loans are restructured or modified.

On a quarterly basis, any loans with terms that were modified during that period are reviewed to determine if the loan modifications constitute a troubled debt restructuring (“TDR”). In evaluating whether a loan modification constitutes a TDR, it must be determined that the modification is a significant concession and the debtor is experiencing financial difficulties.

•	Contract loans are carried at their unpaid balance. Contract loans are fully collateralized by the cash surrender value of the associated insurance policy.

•

The Company participates in a securities lending program in which the Company lends securities that are held as part of its general account investment portfolio to third parties. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The borrower can return and the Company can request the loaned securities be returned at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest received on such securities during the loan term. Securities lending transactions are accounted for as secured borrowings. The securities on loan are included within bonds and short-term investments in the accompanying Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The securities lending agent indemnifies the Company against borrower risk, meaning that the lending agent agrees contractually to replace securities not returned due to a borrower default. The Company generally requires initial cash collateral in an amount greater than or equal to 102% of the fair value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. Some cash collateral is reinvested in short-term repurchase agreements which are also collateralized by U.S. Government or U.S. Government Agency securities. Reinvested cash collateral is reported in securities lending reinvested collateral assets, with a corresponding liability in other liabilities. Collateral that cannot be sold or repledged is excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

•

Short-term investments include all investments whose remaining maturities, at the time of acquisition, are three months to one year. Cash equivalent investments include all investments whose remaining maturities, at the time of acquisition, are three months or less. Both short-term and cash equivalent investments, excluding money market mutual funds, are stated

12

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

at amortized cost, which approximates fair value. Cash equivalent investments also include highly liquid money market securities that are traded in an active market, and are carried at fair value.

•

The Company’s OTTI accounting policy requires that a decline in the value of a bond below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. An OTTI is recorded (a) if it is probable that the Company will be unable to collect all amounts due according to the contractual terms in effect at the date of acquisition, (b) if the Company has the intent to sell the investment or (c) for non-interest related declines in value and where the Company does not have the intent and ability at the reporting date, to hold the bond until its recovery. Management considers a wide range of factors, as described below, regarding the bond issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery. Inherent in management’s evaluation of the bond are assumptions and estimates about the operations and ability to generate future cash flows. While all available information is taken into account, it is difficult to predict the ultimate recoverable amount from a distressed or impaired bond.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	The extent to which estimated fair value is below cost;
•	Whether the decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area;
•	The length of time for which the estimated fair value has been below cost;
•	Downgrade of a bond investment by a credit rating agency;
•	Deterioration of the financial condition of the issuer;
•	The payment structure of the bond investment and the likelihood of the issuer being able to make payments in the future; and
•	Whether dividends have been reduced or eliminated or scheduled interest payments have not been made.

For loan-backed and structured securities, if management does not intend to sell the bond and has the intent and ability to hold the bond until recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the bond prior to impairment) is less than the amortized cost basis of the bond (referred to as the non-interest loss portion), an OTTI is considered to have occurred. In this instance, total OTTI is bifurcated into two components: the amount related to the non-interest loss is recognized in current period earnings through realized capital gains (losses); and the amount attributed to other factors does not have any financial impact and is disclosed only in the notes to the statutory financial statements. The calculation of expected cash flows utilized during the impairment evaluation process are determined using judgment and the best information available to the Company including default rates, credit ratings, collateral characteristics and current levels of subordination.

For bonds not backed by other loans or assets, if management does not intend to sell the bond and has the intent and ability to hold, but does not expect to recover the entire cost basis, an OTTI is considered to have occurred. A charge is recorded in net realized capital gains (losses) equal to the difference between the fair value and cost or amortized cost basis of the bond. After the recognition of an OTTI, the bond is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in net income. The difference between the new amortized cost basis and the expected future cash flows is accreted into net investment income. The Company continues to estimate the present value of cash flows expected to be collected over the life of the bond.

Fair value

Certain assets and liabilities are recorded at fair value on the Company’s Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company categorizes its assets and liabilities measured at fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Company’s assets and liabilities have been categorized based upon the following fair value hierarchy:

•

Level 1 inputs which are utilized for separate account assets and liabilities, utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

13

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

•

Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs, which are utilized for general and separate account assets and liabilities, include quoted prices for similar assets and liabilities in active markets and inputs, other than quoted prices, that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities are obtained from pricing services. The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For bond and separate account assets and liabilities, inputs include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Additional inputs utilized for assets and liabilities classified as Level 2 are:

¡

Separate account assets and liabilities - various index data and news sources, amortized cost (which approximates fair value), trading activity, swap curves, credit spreads, recovery rates, restructuring, net present value of cash flows and quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•

Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. In general, the prices of Level 3 securities are obtained from single broker quotes and internal pricing models. If the broker’s inputs are largely unobservable, the valuation is classified as a Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability

Overall, transfers between levels are attributable to a change in the observability of inputs. Assets are transferred to a lower level in the hierarchy when a significant input cannot be corroborated with market observable data. This may occur when market activity decreases and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets are transferred to a higher level in the hierarchy when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity including recent trades, a specific event, or one or more significant input(s) becoming observable.

The policies and procedures utilized to review, account for, and report on the value and level of the Company’s securities were determined and implemented by the Finance division. The Investments division is responsible for the processes related to security purchases and sales and provides valuation and leveling input to the Finance division when necessary. Both divisions within the Company have worked in conjunction to establish thorough pricing, review, approval, accounting, and reporting policies and procedures around the securities valuation process.

In some instances, securities are priced using external broker quotes. In most cases, when broker quotes are used as pricing inputs, more than one broker quote is obtained. External broker quotes are reviewed internally by comparing the quotes to similar securities in the public market and/or to vendor pricing, if available. Additionally, external broker quotes are compared to market reported trade activity to ascertain whether the price is reasonable, reflective of the current market prices, and takes into account the characteristics of the Company’s securities.

Net investment income

Interest income from bonds is recognized when earned. Interest income on contract loans is recognized in net investment income at the contract interest rate when earned. All investment income due and accrued with amounts that are deemed uncollectible or that are over 90 days past due, including mortgage loans in default (“in process of foreclosure”), is not included in investment income. Amounts over 90 days past due are non-admitted assets and are recorded as a reduction to unassigned surplus.

Net realized capital gains (losses)

Realized capital gains and losses are reported as a component of net income and are determined on a specific identification basis. Interest-related gains and losses are primarily subject to IMR, while non-interest related gains and losses are primarily subject to AVR.

14

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Policy reserves

Life insurance and annuity policy reserves with life contingencies are computed on the basis of statutory mortality and interest requirements and without consideration for withdrawals. Annuity contract reserves without life contingencies are computed on the basis of statutory interest requirements.

Policy reserves for life insurance are valued in accordance with the provision of applicable statutory regulations. Life insurance reserves are determined principally using the Commissioner’s Reserve Valuation Method, using the statutory mortality and interest requirements, without consideration for withdrawals. Some policies contain a surrender value in excess of the reserve as legally computed. This excess is calculated and recorded on a policy-by-policy basis.

Premium stabilization reserves are calculated for certain policies to reflect the Company’s estimate of experience refunds and interest accumulations on these policies. The reserves are invested by the Company. The income earned on these investments is accumulated in this reserve and is used to mitigate future premium rate increases for such policies.

Policy reserves ceded to other insurance companies are recorded as a reduction of the reserve liabilities. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Policy and contract claims include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred but not reported based primarily on prior experience of the Company. As such, amounts are estimates, and the ultimate liability may differ from the amount recorded. Any changes in estimates will be reflected in the results of operations when additional information becomes known.

The liabilities for health claim reserves are determined using historical run-out rates, expected loss ratios and statistical analysis. The Company provides for significant claim volatility in areas where experience has fluctuated. The liabilities represent estimates of the ultimate net cost of all reported and unreported claims which are unpaid at year-end. Those estimates are subject to considerable variability in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Premium, fee income and expenses

Life insurance premiums are recognized when due. Annuity considerations are recognized as revenue when received. Accident and health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Life and accident and health insurance premiums received in advance are recorded as a liability and recognized as income when the premiums become earned. Fees from assets under management, assets under administration, shareholder servicing, mortality and expense risk charges, administration and record-keeping services and investment advisory services are recognized when earned in fee income or other income. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Income taxes

The Company is included in the consolidated federal income tax return of Lifeco U.S. The federal income tax expense reported in the Statutory Statements of Operations represent income taxes provided on income that is currently taxable, excluding tax on net realized capital gains and losses. A net deferred tax asset is included in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus which is recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s statutory financial statements or tax returns. Deferred income tax assets are subject to limitations prescribed by statutory accounting principles. The change in deferred income taxes is treated as a component of the change in unassigned funds.

2. Changes in Accounting Principles

In 2009, the NAIC introduced Principle-Based Reserving (“PBR”) as a new method for calculating life insurance policy reserves. PBR will replace the historic formulaic measure with one that more accurately reflects the risks of highly complex products. PBR is effective for 2017; however, companies are permitted to delay implementation until January 1, 2020. The Company will defer implementation and is currently evaluating impact of adoption of PBR on its financial statements.

15

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

3. Related Party Transactions

In the normal course of business, the Company enters into agreements with related parties whereby it provides and/or receives record-keeping services, investment advisory services, distribution and administrative services, and marketing services. The following table presents revenue earned, expenses incurred and expense reimbursement from related parties for services provided and/or received pursuant to these service agreements. These amounts, in accordance with the terms of the contracts, are based upon estimated costs incurred or resources expended as determined by number of policies, number of participants, certificates in-force, administered assets or other similar drivers.

		Year Ended December 31,			Financial statement line
Description	Related party	2018	2017	2016

Provides marketing, distribution and administrative services to certain underlying funds and/or mutual funds.	GWFS Equities, Inc.(1)	$10,002	$10,406	$9,825	Other income

Provides recordkeeping services.	GWL&A	2,551	2,423	2,096	Other income

Receives recordkeeping services.	FASCore, LLC (1)	(11,062)	(9,313)	(6,043)	Other income

Receives investment advisory services.	GWL&A	(718)	(639)	(602)	Net investment income

Receives recordkeeping services at cost.	FASCore, LLC (1)	—	—	1,164	Other insurance expenses

(1) A wholly-owned subsidiary of GWL&A.

Due to/from parent and affiliates represents non-interest bearing amounts which are due upon demand. Due to/from parent and affiliates include amounts receivable from or payable to Lifeco U.S. and subsidiaries of Lifeco U.S.

The following table summarizes amounts due from parent and affiliates:

			December 31,

Related party	Indebtedness	Due date	2018	2017
GWFS Equities, Inc.(1)	On account	On demand	$2,034	$2,510
Other related party receivables	On account	On demand	5	4

Total			$2,039	$2,514

(1) A wholly-owned subsidiary of GWL&A.

The following table summarizes amounts due to parent and affiliates:

			December 31,

Related party	Indebtedness	Due date	2018	2017
FASCore, LLC (1)	On account	On demand	$2,867	$1,588

GWL&A	On account	On demand	356	726

The Canada Life Assurance Company(2)	On account	On demand	112	221

Other related party payables	On account	On demand	—	4

Total			$3,335	$2,539

(1) A wholly-owned subsidiary of GWL&A.

(2) An indirect wholly-owned subsidiary of Lifeco.

Included in current federal income taxes payable to affiliate at December 31, 2018 is $227 of income tax payable to Lifeco U.S. related to the consolidated income tax return filed by Lifeco U.S. Included in current federal income taxes recoverable from affiliate at December 31, 2017 is $110 of income tax receivable from Lifeco U.S. related to the consolidated income tax return filed by Lifeco U.S.

The Company and GWL&A have an agreement whereby GWL&A has committed to provide financial support related to the maintenance of adequate regulatory surplus and liquidity.

16

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

4. Summary of Invested Assets

Investments in bonds consist of the following:

	December 31, 2018
Bonds:	Book/adjusted carrying value	Gross unrealized gains	Gross unrealized losses	Fair value

U.S. government	$14,493	$85	$340	$14,238

U.S. states, territories and possessions	14,994	1,517	22	16,489

Political subdivisions of states and territories	31,065	2,564	43	33,586

Special revenue and special assessments	6,627	—	32	6,595

Industrial and miscellaneous	1,015,231	5,719	29,017	991,933

Loan-backed and structured securities	207,657	3,025	4,169	206,513

Total bonds	$1,290,067	$12,910	$33,623	$1,269,354

	December 31, 2017
Bonds:	Book/adjusted carrying value	Gross unrealized gains	Gross unrealized losses	Fair value

U.S. government	$13,127	$75	$—	$13,202

U.S. states, territories and possessions	15,856	2,191	—	18,047

Political subdivisions of states and territories	31,086	3,403	—	34,489

Special revenue and special assessments	6,841	420	—	7,261

Industrial and miscellaneous	960,868	19,685	6,052	974,501

Loan-backed and structured securities	226,036	4,786	2,075	228,747

Total bonds	$1,253,814	$30,560	$8,127	$1,276,247

The book/adjusted carrying value and estimated fair value of bonds and assets receiving bond treatment, based on estimated cash flows, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2018

	Book/adjusted
	carrying value	Fair value

Due in one year or less	$70,086	$70,071

Due after one year through five years	361,476	357,467

Due after five years through ten years	480,741	467,882

Due after ten years	170,107	167,421

Loan-backed and structured securities	207,657	206,513

Total bonds	$1,290,067	$1,269,354

Loan-backed and structured securities include those issued by U.S. government and U.S. agencies.

The following table summarizes information regarding the sales of securities:

	December 31,
	2018	2017	2016

Proceeds from sales	$38,025	$144,282	$199,512

Gross realized gains from sales	381	1,542	4,924

Gross realized losses from sales	413	2,960	876

17

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Unrealized losses on bonds

The following tables summarize gross unrealized investment losses including the non-credit-related portion of OTTI losses, by class of investment:

	December 31, 2018
	Less than twelve months		Twelve months or longer		Total
Bonds:	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI

U.S. government	$12,312	$340	$—	$—	$12,312	$340

U.S. states, territories and possessions	3,202	22	—	—	3,202	22

Political subdivisions of states and territories	6,365	43	—	—	6,365	43

Special revenue and special assessments	6,516	32	—	—	6,516	32

Industrial and miscellaneous	501,241	14,146	303,241	14,871	804,482	29,017

Loan-backed and structured securities	56,478	632	86,015	3,537	142,493	4,169

Total bonds	$586,114	$15,215	$389,256	$18,408	$975,370	$33,623

Total number of securities in an unrealized loss position		158		114		272

	December 31, 2017
	Less than twelve months		Twelve months or longer		Total
Bonds:	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI

Industrial and miscellaneous	$214,866	$2,043	$126,918	$4,009	$341,784	$6,052

Loan-backed and structured securities	55,653	361	54,356	1,714	110,009	2,075

Total bonds	$270,519	$2,404	$181,274	$5,723	$451,793	$8,127

Total number of securities in an unrealized loss position		78		52		130

Bonds - Total unrealized losses and OTTI increased by $25,496, or 314%, from December 31, 2017 to December 31, 2018. The increase in unrealized losses was across all asset classes and reflects higher interest rates at December 31, 2017, compared to December 31, 2017, resulting in lower valuations of these bonds.

Total unrealized losses greater than twelve months increased by $12,685 from December 31, 2017 to December 31, 2018. Industrial and miscellaneous securities account for 81% of the unrealized losses and OTTI greater than twelve months at December 31, 2018. The majority of these bonds continue to be designated as investment grade. Management does not have the intent to sell these assets; therefore, an OTTI was not recognized in net income.

Loan-backed and structured securities account for 19%, or $3,537, of the unrealized losses and OTTI greater than twelve months at December 31, 2018. These securities continue to be rated investment grade. The present value of the cash flows expected to be collected is not less than amortized cost and management does not have the intent to sell these assets; therefore, an OTTI was not recognized in net income.

Loan-backed and structured securities

The Company had a concentration in loan-backed and structured securities of 14% and 16% of total invested assets at December 31, 2018 and 2017, respectively.

18

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Securities lending

Securities with a cost or amortized cost of $16,588 and estimated fair values of $16,033 were on loan under the program at December 31, 2018. There were no securities on loan at December 31, 2017. The Company received cash of $16,556 as collateral at December 31, 2018.

The following table summarizes the securities on loan by category at December 31, 2018:

	Book/adjusted carrying value	Fair value

Government - Treasury	$12,652	$12,312

Industrial and Miscellaneous	3,936	3,721

Total	$16,588	$16,033

The Company’s securities lending agreements are open agreements meaning the borrower can return and the Company can recall the loaned securities at any time.

The cash collateral received of $16,556 was reinvested into short-term repurchase agreements which are collateralized by U.S. government or U.S. government agency securities and mature in under 30 days.

Restricted Assets

At December 31, 2018 and 2017, the Company had investments with a book/adjusted carrying value of $1,842 and $267, respectively, on deposit or in trust accounts controlled by various state insurance departments in accordance with statutory requirements. Additionally, the Company held collateral under securities lending agreements in the amount of $16,556 and $0 as of December 31, 2018 and December 31, 2017, respectively. The total restricted assets amount represents less than 1% of both total assets and total admitted assets at December 31, 2018 and 2017.

Net Investment Income

The following table summarizes net investment income:

	Year Ended December 31,
	2018	2017	2016

Bonds	$45,776	$42,163	$35,770

Mortgage loans	3,486	4,396	4,855

Contract loans	838	1,079	1,154

Cash, cash equivalents and short-term investments	624	382	74

Other invested assets	267	270	272

Miscellaneous income	34	64	47

Gross investment income	51,025	48,354	42,172

Expenses	(718)	(639)	(602)

Net investment income	$50,307	$47,715	$41,570

19

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The following table summarizes net realized capital (losses) gains on investments net of federal income tax and interest maintenance reserve transfer:

	Year Ended December 31,
	2018	2017	2016

Net realized capital (losses) gains, before federal income tax	$(495)	$(1,180)	$4,012
Less: Federal income tax (benefit) expense	(103)	(413)	(1,404)

Net realized capital (losses) gains, before IMR transfer	(392)	(767)	2,608
Net realized capital (losses) gains transferred to IMR, net of federal income tax (benefit) of ($57), ($413) and $1,404, respectively	(216)	(767)	2,608

Net realized capital (losses) gains, net of federal income (benefit) tax of ($46), $0 and $0, respectively, and IMR transfer	$(176)	$—	$—

Concentrations

The Company had the following bond concentrations based on total invested assets:

	Concentration by type
	December 31,
	2018	2017

Industrial and miscellaneous	80%	82%

	Concentration by industry
	December 31,
	2018	2017

Financial services	25%	25%

Mortgage Loans

The recorded investment of the commercial mortgage loan portfolio categorized as performing was $76,000 and $90,710 as of December 31, 2018 and 2017, respectively. All mortgages were current as of December 31, 2018 and 2017.

The maximum and minimum lending rates for commercial mortgage loans originated during the year ended December 31, 2018 were 4.31%. During 2018, the maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 48%. There were no new fundings during the year ended December 31, 2017.

The following table summarizes activity in the commercial mortgage provision allowance for the years ended December 31, 2018 and 2017:

	December 31,
	2018	2017

Beginning balance	$20	$74

Recoveries of amounts previously charged off	—	(54)

Ending balance	$20	$20

20

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The following tables present concentrations of the total commercial mortgage portfolio:

	Concentration by type
	December 31,
	2018	2017

Multi-family	38%	32%

Retail	25%	22%

Industrial	21%	38%

Office	14%	6%

Other	2%	2%

	100%	100%

	Concentration by geographic area
	December 31,
	2018	2017

Pacific	56%	61%

South Atlantic	17%	15%

East North Central	13%	11%

Middle Atlantic	7%	7%

West North Central	7%	—%

Mountain	—%	6%

	100%	100%

5. Fair Value Measurements

The following tables summarize the fair value hierarchy for all financial instruments and invested assets:

			Fair Value Measurements at Reporting Date
Type of financial instrument			December 31, 2018

Assets:	Aggregate fair value	Admitted assets and liabilities	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Total (All Levels)

Bonds	$1,269,354	$1,290,067	$—	$1,269,354	$—	$—	$1,269,354

Mortgage Loans	76,552	75,980	—	76,552	—	—	76,552

Cash, cash equivalents and short-term investments	79,548	79,548	79,548	—	—	—	79,548

Contract loans	20,166	20,155	—	20,166	—	—	20,166

Other long term invested assets	5,640	5,349	—	5,640	—	—	5,640

Securities lending reinvested collateral assets	16,556	16,556	—	16,556	—	—	16,556

Receivable for securities	345	345	—	345	—	—	345

Separate accounts assets	681,575	681,575	678,545	265	—	2,765	681,575

Total assets	$2,149,736	$2,169,575	$758,093	$1,388,878	$—	$2,765	$2,149,736

Liabilities:

Deposit-type contracts	$1,952	$1,955	$—	$1,952	$—	$—	$1,952

Payable under securities lending agreement	16,556	16,556	—	16,556	—	—	16,556

Payable for securities	152	152	—	152	—	—	152

Total liabilities	$18,660	$18,663	$—	$18,660	$—	$—	$18,660

21

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

			Fair Value Measurements at Reporting Date
Type of financial instrument			December 31, 2017
Assets:	Aggregate fair value	Admitted assets and liabilities	(Level 1)	(Level 2)	(Level 3)	Total (All Levels)

Bonds	$1,276,247	$1,253,814	$—	$1,276,247	$—	$1,276,247

Mortgage Loans	93,720	90,690	—	93,720	—	93,720

Cash, cash equivalents and short-term investments	27,811	27,811	27,811	—	—	27,811

Contract loans	25,426	25,411	—	25,426	—	25,426

Other long term invested assets	6,002	5,394	—	6,002	—	6,002

Receivable for securities	588	588	—	588	—	588

Separate accounts assets	761,399	761,399	757,863	3,536	—	761,399

Total assets	$2,191,193	$2,165,107	$785,674	$1,405,519	$—	$2,191,193

Liabilities:

Deposit-type contracts	$2,193	$2,191	$—	$2,193	$—	$2,193

Total liabilities	$2,193	$2,191	$—	$2,193	$—	$2,193

Bonds

The fair values for bonds are generally based upon evaluated prices from independent pricing services. In cases where these prices are not readily available, fair values are estimated by the Company. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flow models with market observable pricing inputs such as spreads, average life, and credit quality. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.

Mortgage loans

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is used where the discount rate valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality. Management believes the discount rate used is comparable to the credit, interest rate, term, servicing costs, and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy.

Cash, cash equivalents, short-term investments, collateral receivable and payable under securities lending agreements and receivable and payable for securities

The amortized cost of cash, cash equivalents, short-term investments, collateral receivable and payable under securities lending agreements and receivable and payable for securities is a reasonable estimate of fair value due to their short-term nature and the high credit quality of the issuers and obligors. Cash equivalent investments also include money market funds that are valued using unadjusted quoted prices in active markets.

Contract loans

The Company believes the fair value of contract loans approximates book value. Contract loans are funds provided to contract holders in return for a claim on the contract. The funds provided are limited to the cash surrender value of the underlying contract. The nature of contract loans is to have a negligible default risk as the loans are fully collateralized by the value of the contract. Contract loans do not have a stated maturity and the balances and accrued interest are repaid either by the contractholder or with proceeds from the contract. Due to the collateralized nature of contract loans and unpredictable timing of repayments, the Company believes the fair value of contract loans approximates carrying value.

22

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Other long-term invested assets

The fair values of other long-term invested assets are based on the specific asset type. Other invested assets that are held as bonds, such as surplus notes, are primarily valued the same as bonds.

Separate account assets

Separate account assets and liabilities primarily include investments in mutual funds, unregistered funds, most of which are not subject to redemption restrictions, bonds, and short-term securities. Mutual funds and unregistered funds are recorded at net asset value, which approximates fair value, on a daily basis. The bond and short-term investments are valued in the same manner, and using the same pricing sources and inputs as the bond and short-term investments of the Company.

Deposit-type contracts

Fair values for liabilities under deposit-type insurance contracts are estimated using discounted liability calculations, adjusted to approximate the effect of current market interest rates for the assets supporting the liabilities.

Fair Value Hierarchy

The following tables present the Company’s financial assets carried at fair value and indicates the fair value hierarchy of the valuation techniques utilized by the Company to determine such fair value:

	Fair Value Measurements at Reporting Date
	December 31, 2018
				Net Asset	Total
Assets:	(Level 1)	(Level 2)	(Level 3)	Value (NAV)	(All Levels)

Separate account assets (1)	$678,545	$265	$—	$2,765	$681,575

Total assets at fair value	$678,545	$265	$—	$2,765	$681,575

(1) Includes only separate account investments which are carried at the fair value of the underlying invested assets or liabilities owned by the separate accounts.

	Fair Value Measurements at Reporting Date
	December 31, 2017
				Net Asset	Total
Assets:	(Level 1)	(Level 2)	(Level 3)	Value (NAV)	(All Levels)

Separate account assets (1)	$757,863	$3,536	$—	$—	$761,399

Total assets at fair value	$757,863	$3,536	$—	$—	$761,399

(1)	Includes only separate account investments which are carried at the fair value of the underlying invested assets or liabilities owned by the separate accounts.

6. Non-Admitted Assets

The following table summarizes the Company’s non-admitted assets:

	December 31, 2018			December 31, 2017
Type	Asset	Non-admitted asset	Admitted asset	Asset	Non-admitted asset	Admitted asset

Contract loans	$20,166	$11	$20,155	$25,426	$15	$25,411

Premiums deferred and uncollected	1,970	6	1,964	2,195	10	2,185

Deferred income taxes	13,923	7,870	6,053	11,310	5,661	5,649

Other assets	7,896	462	7,434	8,132	392	7,741

Total	$43,955	$8,349	$35,606	$47,063	$6,078	$40,986

23

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

7. Premiums Deferred and Uncollected

The following table summarizes the Company’s ordinary life insurance premiums and annuity considerations deferred and uncollected, both gross and net of loading:

	December 31, 2018		December 31, 2017
Type	Gross	Net of loading	Gross	Net of loading

Ordinary new business	$9	$1	$11	$1

Ordinary renewal business	2,228	1,963	2,476	2,184

Total	$2,237	$1,964	$2,487	$2,185

8. Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage, quota share, yearly renewable term and coinsurance contracts. On existing business, the Company retains a maximum of $250 of coverage per individual life. For new term life insurance policies, the Company retains 100% of the first $50 of coverage per individual life and 50% of coverage in excess of $50 up to a maximum retention of $250 per individual life. For new business-owned life insurance policies, the Company retains 100% of the first $250 per individual life. New term and business-owned life insurance policies are reinsured to GWL&A. The Company does not assume new business under reinsurance agreements.

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

The Company did not have any write-offs for uncollectible reinsurance receivables during the years ended December 31, 2018 and 2017 for losses incurred, loss adjustment expenses incurred or premiums earned.

The Company does not have any uncollectible reinsurance, commutation of ceded reinsurance, or certified reinsurer downgraded of status subject to revocation.

9. Aggregate Reserves

Aggregate reserves are computed in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”) and the Commissioner’s Reserve Valuation Method (“CRVM”), the standard statutory reserving methodologies.

The significant assumptions used to determine the liability for future life insurance benefits are as follows:

Interest	- Life Insurance	2.25% to 6.00%

	- Annuity Funds	3.50% to 11.25%

	- Disability	3.00% to 6.00%

Mortality	- Life Insurance	Various valuation tables, primarily including 1941, 1958, 1980 and 2001 Commissioners Standard Ordinary (“CSO”) tables, and American Experience

	- Annuity Funds	Various annuity valuation tables, primarily including the 71 and 83a Individual Annuitant Mortality (“IAM”), Annuity 2000, and the 1971 and 1983 Group Annuity Mortality (“GAM”) Table

Morbidity	- Disability	Various disability tables, primarily including 58 and 80 CSO, 64 CDT and 1970 Intercompany DISA.

The Company waives deduction of deferred fractional premium upon the death of the insured for all issues and returns any portion of the final premium beyond the date of death for 1980 and later issues of Canada Life of New York. When surrender values exceed aggregate reserves, excess cash value reserves are held.

24

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

Policies issued at premium corresponding to ages higher than the true ages are valued at the rated-up ages. Policies providing for payment at death during certain periods of an amount less than the full amount of insurance, being policies subject to liens, are valued as if the full amount is payable without any deduction.

For policies issued with, or subsequently subject to, an extra premium payable annually, an extra reserve is held. The extra premium reserve is the unearned gross extra premium payable during the year if the policies are rated for reasons other than medical impairments. For medical impairments, the extra premium reserve is calculated as the excess of the reserve based on rated mortality over that based on standard mortality. All substandard annuities are valued at their true ages.

At December 31, 2018 and 2017, the Company had $745,357 and $769,848, respectively of insurance in force, before reinsurance ceded, for which the gross premiums are less than the net premiums according to the standard of valuation set by the Department.

Tabular interest and tabular cost have been determined from the basic data for the calculation of aggregate reserves. Tabular less actual reserves released and tabular interest on funds not involving life contingencies have been determined by formula.

The withdrawal characteristics of annuity reserves and deposit liabilities are as follows:

	December 31, 2018
	General Account	Separate Account Nonguaranteed	Total	Percent of total gross

Subject to discretionary withdrawal:

With market value adjustment	$354	$—	$354	—%

At book value less current surrender charges of 5% or more	—	—	—	—%

At fair value	—	632,537	632,537	47.3%

Total with adjustment or at market value	354	632,537	632,891	47.3%

At book value without adjustment (minimal or no charge or adjustment)	7,841	—	7,841	0.6%

Not subject to discretionary withdrawal	697,629	—	697,629	52.1%

Total gross	705,824	632,537	1,338,361	100.0%

Reinsurance ceded	20	—	20

Total, net	$705,804	$632,537	$1,338,341

	December 31, 2017
	General Account	Separate Account Nonguaranteed	Total	Percent of total gross

Subject to discretionary withdrawal:

With market value adjustment	$274	$—	$274	—%

At book value less current surrender charges of 5% or more	—	—	—	—%

At fair value	—	722,432	722,432	51.7%

Total with adjustment or at market value	274	722,432	722,706	51.7%

At book value without adjustment (minimal or no charge or adjustment)	8,123	—	8,123	0.6%

Not subject to discretionary withdrawal	666,640	—	666,640	47.7%

Total gross	675,037	722,432	1,397,469	100.0%

Reinsurance ceded	—	—	—

Total, net	$675,037	$722,432	$1,397,469

25

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The following information is obtained from the applicable exhibit in the Company’s December 31, 2018 and 2017 annual statements and related separate account annual statement, both of which are filed with the Division and is provided to reconcile annuity reserves and deposit funds to amounts reported in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus:

	December 31,
	2018	2017

Life and Accident and Health Annual Statement (net of reinsurance):

Annuities included in aggregate reserve for life policies and contracts	$703,471	$672,350

Supplementary contracts with life contingencies included in aggregate reserve for life policies and contracts	378	496

Liability for deposit-type contracts	1,955	2,191

Sub-total general account	705,804	675,037

Separate Accounts Annual Statement:

Annuities included in aggregate reserve for life policies and contracts	632,537	722,432

Total	$1,338,341	$1,397,469

10. Separate Accounts

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. The Company reported assets and liabilities from the following product lines into a separate account:

•	Individual Annuity Product
•	Group Annuity Product
•	Variable Life Insurance Product

All the products are classified as separate accounts for the statutory financial statements.

Separate account assets and related liabilities are carried at fair value in the accompanying Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, open-end management investment companies, which are related parties of the Company, and shares of other non-affiliated mutual funds.

All assets within each of the Company’s separate accounts are considered legally insulated from the general account at December 31, 2018. The legal insulation of the separate accounts prevents such assets from being generally available to satisfy claims resulting from the general account. At December 31, 2018 and 2017, the Company’s separate account assets that are legally insulated from the general account claims are $681,575 and $761,399, respectively.

All separate accounts are non-guaranteed separate accounts and include unit investment trusts, or series accounts that invest in diversified open-end management investment companies. The investments in shares are valued at the closing net asset value as determined by the appropriate fund/portfolio at the end of each day. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. Some of the separate accounts provide an incidental death benefit of the greater of the policyholder’s account balance or premium paid and some provide an incidental annual withdrawal benefit for the life of the policyholder.

26

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The following tables provide information regarding the Company’s separate accounts:

	Year Ended December 31,
	2018	2017

Premiums, considerations or deposits	$110,705	$101,643

Reserves:

For accounts with assets at:

Fair value	$664,248	$752,766

Total reserves	$664,248	$752,766

By withdrawal characteristics:

At fair value	$664,248	$752,769

Total subject to discretionary withdrawals	$664,248	$752,769

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31,
	2018	2017	2016
Transfers as reported in the Summary of Operations of the separate account statement:

Transfers to separate accounts	$110,705	$101,643	$99,726

Transfers from separate accounts	(150,178)	(115,482)	(104,600)

Net transfers from separate accounts	(39,473)	(13,839)	(4,874)

Reconciling adjustments:

Net transfer of reserves to separate accounts	29,330	15,274	25,385

Net transfers as reported in the Statements of Operations	$(10,143)	$1,435	$20,511

11. Capital and Surplus, Dividend Restrictions, and Other Matters

As an insurance company domiciled in the State of New York, the Company is required to maintain a minimum of $2,250 of capital and surplus. Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below. The Company did not pay dividends during the years ended December 31, 2018 and 2017.

The maximum amount of dividends which can be paid to shareholders by insurance companies domiciled in the State of New York, without prior approval of the Superintendent of Financial Services, is subject to restrictions relating to statutory surplus and statutory net gain from operations. The Company may pay up to $0 of dividends during the year ended December 31, 2019 without the approval of the Superintendent. Dividends are non-cumulative.

The portion of unassigned funds (surplus) represented or (reduced) by each of the following items is:

	December 31,
	2018	2017

Unrealized gains	$801	$801

Non-admitted assets	(8,349)	(6,078)

Asset valuation reserve	(7,938)	(7,156)

Separate account business	139	148

Risk-based capital (“RBC”) is a regulatory tool for measuring the minimum amount of capital appropriate for a life, accident and health organization to support its overall business operations in consideration of its size and risk profile. The Division requires the Company to maintain minimum capital and surplus equal to the company action level as calculated in the RBC model. The Company exceeds the required amount.

27

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

12. Federal Income Taxes

The following table presents the components of the net admitted deferred tax asset (liability):

	December 31, 2018			December 31, 2017			Change

	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Gross deferred tax assets	$14,937	$608	$15,545	$11,955	$469	$12,424	$2,982	$139	$3,121

Valuation allowance adjustment	—	—	—	—	—	—	—	—	—

Adjusted gross deferred tax asset	14,937	608	15,545	11,955	469	12,424	2,982	139	3,121

Deferred tax assets non-admitted	(7,536)	(334)	(7,870)	(5,544)	(117)	(5,661)	(1,992)	(217)	(2,209)

Net admitted deferred tax asset	7,401	274	7,675	6,411	352	6,763	990	(78)	912

Gross deferred tax liabilities	(1,622)	—	(1,622)	(1,114)	—	(1,114)	(508)	—	(508)

Net admitted deferred tax asset	$5,779	$274	$6,053	$5,297	$352	$5,649	$482	$(78)	$404

The Company admits deferred tax assets pursuant to paragraphs 11.a, 11.b.i, 11.b.ii, and 11.c, in SSAP No. 101. The following tables present the amount of deferred tax asset admitted under each component of SSAP No. 101:

		December 31, 2018			December 31, 2017			Change

		Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—

(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (lesser of (i) and (ii) below)	5,779	274	6,053	5,297	352	5,649	482	(78)	404

	(i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	5,779	274	6,053	5,297	352	5,649	482	(78)	404

	(ii) Adjusted gross deferred tax assets expected allowed per limitation threshold			11,308			12,280			(972)

(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	1,622	—	1,622	1,114	—	1,114	508	—	508

	Total deferred tax assets admitted as a results of the application of SSAP No. 101	$7,401	$274	$7,675	$6,411	$352	$6,763	$990	$(78)	$912

The following table presents the threshold limitations utilized in the admissibility of deferred tax assets under paragraph 11.b of SSAP No. 101:

	2018	2017

Ratio percentage used to determine recovery period and threshold limitation amount	806.12%	931.85%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$75,389	$82,270

28

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The following table presents the impact of tax planning strategies:

	December 31, 2018		December 31, 2017		Change

	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital

Adjusted gross deferred tax asset	$14,937	$608	$11,955	$469	$2,982	$139

% of adjusted gross deferred tax asset by character attributable to tax planning strategies	—%	—%	—%	—%	—%	—%

Net admitted adjusted gross deferred tax assets	$7,401	$274	$6,411	$352	$990	$(78)

% of net admitted adjusted gross deferred tax asset by character attributable to tax planning strategies	—%	—%	—%	—%	—%	—%

The Company’s tax planning strategies do not include the use of reinsurance.

There are no temporary differences for which deferred tax liabilities are not recognized.

The components of current income taxes incurred include the following:

	Year Ended December 31,

	2018	2017	Change

Current income tax	$952	$1,716	$(764)

Federal income tax (benefit) on net capital gains	(103)	(413)	310

Total	$849	$1,303	$(454)

	Year Ended December 31,

	2017	2016	Change

Current income tax	$1,716	$275	$1,441

Federal income tax (benefit) on net capital gains	(413)	1,404	(1,817)

Total	$1,303	$1,679	$(376)

29

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The tax effects of temporary differences, which give rise to the deferred income tax assets and liabilities are as follows:

	December 31,

Deferred income tax assets:	2018	2017	Change

Ordinary:

Reserves	$6,261	$3,624	$2,637

Deferred acquisition costs	6,899	6,289	610

Provision for dividends	546	651	(105)

Compensation and benefit accrual	184	227	(43)

Receivables - non-admitted	77	79	(2)

Tax credit carryforward	830	980	(150)

Other	140	105	35

Total ordinary gross deferred tax assets	14,937	11,955	2,982

Valuation allowance adjustment	—	—	—

Total adjusted ordinary gross deferred tax assets	14,937	11,955	2,982

Non-admitted ordinary deferred tax assets	(7,536)	(5,544)	(1,992)

Admitted ordinary deferred tax assets	7,401	6,411	990

Capital:

Investments	608	468	140

Total capital gross deferred tax assets	608	468	140

Valuation allowance adjustment	—	—	—

Total adjusted gross capital deferred tax assets	608	468	140

Non-admitted capital deferred tax assets	(334)	(117)	(217)

Admitted capital deferred tax assets	274	351	(77)

Total admitted deferred tax assets	$7,675	$6,762	$913

Deferred income tax liabilities:

Ordinary:

Investments	$(304)	$(158)	$(146)

Premium receivable	(412)	(459)	47

Policyholder Reserves	(906)	(496)	(410)

Total ordinary deferred tax liabilities	(1,622)	(1,113)	(509)

Net admitted deferred income tax asset	$6,053	$5,649	$404

30

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

The change in deferred income taxes reported in surplus before consideration of non-admitted assets is comprised of the following components:

	December 31,

	2018	2017	Change

Total deferred income tax assets	$15,545	$12,423	$3,122

Total deferred income tax liabilities	(1,622)	(1,113)	(509)

Net deferred income tax asset	$13,923	$11,310

Tax effect of unrealized capital gains (losses)			—

Change in net deferred income tax			$2,613

	December 31,

	2017	2016	Change

Total deferred income tax assets	$12,423	$18,424	$(6,001)

Total deferred income tax liabilities	(1,113)	(1,183)	70

Net deferred income tax asset	$11,310	$17,241

Tax effect of unrealized capital gains (losses)			55

Change in net deferred income tax			$(5,876)

The provision for federal income taxes and change in deferred income taxes differ from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference are as follows:

	December 31,

	2018	2017	2016

Income tax expense at statutory rate	$(991)	$1,696	$(585)

Federal tax rate change	—	6,887	—

Tax adjustment for interest maintenance reserve	(260)	(527)	(657)

Income tax (benefit) on realized capital gain (loss)	(57)	(413)	1,404

Dividend received deduction	(236)	(256)	(207)

Prior year adjustment	(152)	(159)	(178)

Tax credits	(136)	(82)	(587)

Tax effect of non-admitted assets	(12)	23	(2)

Other	79	10	19

Total	$(1,765)	$7,179	$(793)

	2018	2017	2016

Federal income taxes incurred	$848	$1,303	$1,679

Change in net deferred income taxes	(2,613)	5,876	(2,472)

Total income tax expense (benefit)	$(1,765)	$7,179	$(793)

On December 22, 2017, H.R. 1, the Tax Reconciliation Act (the “Act”), was enacted. The legislation, which is generally effective for tax years beginning on January 1, 2018, represents significant U.S. tax reform and revises the Internal Revenue Code by, among other items, lowering the federal corporate income tax rate from 35% to 21% and modifying how the U.S. taxes multinational entities. Further, the Act changed how tax basis policy reserves, capitalized specified policy acquisition expenses, and the company’s share of the dividends received deduction and tax exempt interest are to be calculated.

Shortly after enactment, the Securities and Exchange Commission issued Staff Accounting Bulletin No. 118 (“SAB 118”) which provided US GAAP guidance on the accounting for the Act’s impact at December 31, 2017. A reporting entity could recognize

31

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

provisional amounts, where the necessary information was not available, prepared or analyzed (including computations) in reasonable detail or where additional guidance was needed from the taxing authority to determine the appropriate application of the Act. A reporting entity’s provisional impact analysis was to be adjusted within the 12 month measurement period provided for under SAB 118. The Statutory Accounting Working Group subsequently provided informal interpretative guidance allowing for statutory accounting conformity with the SAB 118 US GAAP guidance.

The Company’s accounting for the income tax effects of the Act is complete as of the period ended December 31, 2018, and no material measurement period adjustments were recognized during the 2018 reporting period.

As of December 31, 2018 the Company had no operating loss carryforwards available for tax purposes.

During the years ended December 31, 2010 through December 31, 2017 the Company generated foreign tax credit carryforwards of $829. These credits will begin to expire in 2020.

There were no income taxes incurred for years ended December 31, 2018, 2017, and 2016 that will be available for recoupment in the event of future net losses.

The Company has no deposits admitted under Section 6603 of the Internal Revenue Code.

The Company’s federal income tax return is consolidated with the following entities (the “U.S. Consolidated Group”):

Great-West Lifeco U.S. LLC

Emjay Corporation

GWFS Equities, Inc.

GWL&A Financial Inc.

Great-West Life & Annuity Insurance Company of South Carolina

Great-West Life & Annuity Insurance Company

Putnam Investments, LLC

Putnam Acquisition Financing, Inc.

Putnam Retail Management, LP

Putnam Retail Management GP, Inc.

Putnam Advisory Company, LLC

Putnam Fiduciary Trust Company

Putnam Investor Services, Inc.

PanAgora Holdings, Inc

PanAgora Asset Management, Inc.

Putnam Advisory Holdings, LLC

Putnam Advisory Holdings II, LLC

FASCore, LLC

Advised Assets Group, LLC

Great-West Trust Company, LLC

Great-West Capital Management, LLC

The Company, Great-West Life & Annuity Insurance Company of South Carolina and Great-West Life & Annuity Insurance Company (“GWLA Subgroup”) are life insurance companies who form a life subgroup under the consolidated return regulations. These regulations determine whether the taxable income or losses of this subgroup may offset or be offset with the taxable income or losses of other non-life entities.

The GWLA Subgroup accounts for income taxes on the modified separate return method on each of their separate company, statutory financial statements. Under this method, current and deferred tax expense or benefit is determined on a separate return basis as the Company also considers taxable income or losses from other members of the GWLA Subgroup when determining its deferred tax assets and liabilities, and in evaluating the realizability of its deferred tax assets.

The method of settling income tax payables and receivables (“Tax Sharing Agreement”) among the US consolidated group is subject to a written agreement approved by the Board of Directors, whereby settlement is made on a separate return basis (i.e., the amount that would be due to or from a jurisdiction had an actual separate return been filed) except for the current utilization of any net

32

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Notes to Statutory Financial Statements

(Dollars in Thousands)

operating losses and other tax attributes by members of the US Consolidated Group, which can lead to receiving a payment when none would be received from the jurisdiction had a real separate tax return been required. The GWLA Subgroup has a policy of settling intercompany balances as soon as practical after the filing of the federal consolidated return or receipt of the income tax refund from the Internal Revenue Service (“I.R.S.”).

The Company determines income tax contingencies in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets (“SSAP No. 5R”) as modified by SSAP 101. The Company did not recognize any SSAP No. 5R contingencies during 2018 or 2017. The Company does not expect a significant increase in tax contingencies within the 12 month period following the balance sheet date.

The Company recognizes interest and penalties accrued related to tax contingencies in current income tax expense. The Company did not accrue for the payment of tax contingency interest and penalties at December 31, 2018, 2017 and 2016.

The Company files income tax returns in the U.S. federal jurisdiction and various states. With few exceptions, the Company is no longer subject to tax examinations by the I.R.S. for years 2014 and prior. Tax years 2015 through 2017 are open to federal examination by the I.R.S. The Company does not expect significant increases or decreases to unrecognized tax benefits relating to federal, state or local tax audits.

The Company does not have any outstanding AMT credits as of the filing of the 2017 tax return.

The Company does not have any foreign operations as of the periods ended December 31, 2017 and December 31, 2018 and therefore is not subject to the Repatriation Transition Tax or the tax on Global Intangible Low-Taxed Income.

13. Participating Insurance

Premiums paid, net of reinsurance, under individual participating policies were 8%, 6% and 6% of total individual premiums earned during the years ended December 31, 2018, 2017 and 2016, respectively. The Company accounts for its policyholder dividends based upon the contribution method. The Company paid dividends in the amount of $2,132, $3,065 and $2,646 to its policyholders during the years ended December 31, 2018, 2017 and 2016, respectively.

14. Concentrations

No customer accounted for 10% or more of the Company’s revenues in 2018, 2017, or 2016. In addition, no segment of the Company’s business is dependent on a single customer or a few customers, the loss of which would have a significant effect on the Company or any of its business segments. The loss of business from any one, or a few, independent brokers or agents would not have a material adverse effect on the Company or any of its business agents. New York State had concentrations of 96% for the year ended December 31, 2018 and 98% for the years ended December 31, 2017 and 2016.

15. Contingencies

From time to time, the Company may be threatened with, or named as a defendant in, lawsuits, arbitrations, and administrative claims. Any such claims that are decided against the Company could harm the Company’s business. The Company is also subject to periodic regulatory audits and inspections which could result in fines or other disciplinary actions. Unfavorable outcomes in such matters, should they occur, may result in a material impact on the Company’s financial position, results of operations, or cash flows.

33

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

Supplemental Schedule of Selected Statutory Financial Data

As of and for the Year Ended December 31, 2018

(In Thousands)

16. Subsequent Events

Management has evaluated subsequent events for potential recognition or disclosure in the Company’s statutory financial statements through March 26, 2019, the date on which they were issued.

On January 24, 2019, the Company announced that it had entered into an agreement with Protective Life Insurance Company (“Protective”) to sell, via indemnity reinsurance, substantially all of its non-participating individual life insurance and annuity business. The transaction is in its initial stage, and is expected to close in the first half of 2019 subject to regulatory and customary closing conditions. On the closing date of the proposed transaction, the Company will transfer to Protective assets equal to the statutory liabilities being insured and will receive a ceding commission (subject to post-closing adjustments) from Protective in consideration of the transferred business.

34

Variable Annuity-2 Series

Account of Great-West Life

& Annuity Insurance

Company of New York

Annual Statement for the Year Ended

December 31, 2018 and Report of Independent

Registered Public Accounting Firm

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	ALGER SMALL CAP GROWTH PORTFOLIO	ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
ASSETS:
Investments at fair value (1)	$133,778	$96,489	$54,422	$137,948	$207,062	$183,376
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable

Total assets	133,778	96,489	54,422	137,948	207,062	183,376

LIABILITIES:
Redemptions payable
Payable for investments purchased
Due to Great-West Life & Annuity Insurance Company of New York	25	18	10	26	34	29

Total liabilities	25	18	10	26	34	29

NET ASSETS	$133,753	$96,471	$54,412	$137,922	$207,028	$183,347

NET ASSETS REPRESENTED BY:
Accumulation units	$133,753	$96,471	$54,412	$137,922	$207,028	$183,347
Contracts in payout phase

NET ASSETS	$133,753	$96,471	$54,412	$137,922	$207,028	$183,347

ACCUMULATION UNITS OUTSTANDING	1,070	756	663	2,452	21,719	17,744

UNIT VALUE (ACCUMULATION)	$125.00	$127.61	$82.07	$56.25	$9.53	$10.33

(1) Cost of investments:	$101,745	$88,715	$54,247	$133,082	$264,560	$224,840
Shares of investments:	1,965	1,876	2,784	5,888	27,353	16,565

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND	AMERICAN FUNDS IS GROWTH FUND	AMERICAN FUNDS IS GROWTH- INCOME FUND
ASSETS:
Investments at fair value (1)	$225,272	$376,352	$398,831	$544,902	$223,602	$373,877
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable

Total assets	225,272	376,352	398,831	544,902	223,602	373,877

LIABILITIES:
Redemptions payable
Payable for investments purchased
Due to Great-West Life & Annuity Insurance Company of New York	34	59	63	88	36	61

Total liabilities	34	59	63	88	36	61

NET ASSETS	$225,238	$376,293	$398,768	$544,814	$223,566	$373,816

NET ASSETS REPRESENTED BY:
Accumulation units	$225,238	$376,293	$398,768	$544,814	$223,566	$373,816
Contracts in payout phase

NET ASSETS	$225,238	$376,293	$398,768	$544,814	$223,566	$373,816

ACCUMULATION UNITS OUTSTANDING	22,637	33,391	36,774	53,775	23,746	39,622

UNIT VALUE (ACCUMULATION)	$9.95	$11.27	$10.84	$10.13	$9.41	$9.43

(1) Cost of investments:	$233,849	$435,069	$432,087	$623,443	$245,209	$421,629
Shares of investments:	23,368	20,543	39,803	42,537	3,258	8,407

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS INTERNATIONAL FUND	AMERICAN FUNDS IS NEW WORLD FUND	BLACKROCK GLOBAL ALLOCATION VI FUND	BLACKROCK HIGH YIELD VI FUND	CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
ASSETS:
Investments at fair value (1)	$538,253	$238,022	$909,639	$791,977	$315,590	$99,724
Investment income due and accrued				3,465
Receivable for investments sold
Purchase payments receivable

Total assets	538,253	238,022	909,639	795,442	315,590	99,724

LIABILITIES:
Redemptions payable
Payable for investments purchased
Due to Great-West Life & Annuity Insurance Company of New York	66	38	135	118	50	16

Total liabilities	66	38	135	118	50	16

NET ASSETS	$538,187	$237,984	$909,504	$795,324	$315,540	$99,708

NET ASSETS REPRESENTED BY:
Accumulation units	$538,187	$237,984	$909,504	$795,324	$315,540	$99,708
Contracts in payout phase

NET ASSETS	$538,187	$237,984	$909,504	$795,324	$315,540	$99,708

ACCUMULATION UNITS OUTSTANDING	52,537	21,596	90,428	75,096	28,125	10,819

UNIT VALUE (ACCUMULATION)	$10.24	$11.02	$10.06	$10.59	$11.22	$9.22

(1) Cost of investments:	$613,059	$279,448	$971,865	$839,542	$339,038	$116,123
Shares of investments:	30,934	11,493	70,242	116,467	13,271	5,808

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND	COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND	DELAWARE VIP EMERGING MARKETS SERIES	DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES	DELAWARE VIP REIT SERIES
ASSETS:
Investments at fair value (1)	$472,343	$348,982	$29,814	$316,222	$44,992	$166,723
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable

Total assets	472,343	348,982	29,814	316,222	44,992	166,723

LIABILITIES:
Redemptions payable
Payable for investments purchased
Due to Great-West Life & Annuity Insurance Company of New York	73	65	5	46	4	27

Total liabilities	73	65	5	46	4	27

NET ASSETS	$472,270	$348,917	$29,809	$316,176	$44,988	$166,696

NET ASSETS REPRESENTED BY:
Accumulation units	$472,270	$348,917	$29,809	$316,176	$44,988	$166,696
Contracts in payout phase

NET ASSETS	$472,270	$348,917	$29,809	$316,176	$44,988	$166,696

ACCUMULATION UNITS OUTSTANDING	38,834	15,045	3,010	28,053	4,430	16,703

UNIT VALUE (ACCUMULATION)	$12.16	$23.19	$9.90	$11.27	$10.16	$9.98

(1) Cost of investments:	$562,073	$402,247	$30,763	$362,233	$54,526	$197,628
Shares of investments:	20,708	19,628	7,491	15,593	4,205	14,105

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	DELAWARE VIP SMALL CAP VALUE SERIES	DIMENSIONAL VA INTERNATIONAL SMALL PORTFOLIO	DIMENSIONAL VA INTERNATIONAL VALUE PORTFOLIO	DIMENSIONAL VA US LARGE VALUE PORTFOLIO	DIMENSIONAL VA US TARGETED VALUE PORTFOLIO	DREYFUS IP TECHNOLOGY GROWTH PORTFOLIO
ASSETS:
Investments at fair value (1)	$291,102	$21,837	$22,165	$100,075	$4,544	$78,160
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable

Total assets	291,102	21,837	22,165	100,075	4,544	78,160

LIABILITIES:
Redemptions payable
Payable for investments purchased
Due to Great-West Life & Annuity Insurance Company of New York	43	2	2	7	1	9

Total liabilities	43	2	2	7	1	9

NET ASSETS	$291,059	$21,835	$22,163	$100,068	$4,543	$78,151

NET ASSETS REPRESENTED BY:
Accumulation units	$291,059	$21,835	$22,163	$100,068	$4,543	$78,151
Contracts in payout phase

NET ASSETS	$291,059	$21,835	$22,163	$100,068	$4,543	$78,151

ACCUMULATION UNITS OUTSTANDING	25,723	2,618	2,555	10,641	548	4,585

UNIT VALUE (ACCUMULATION)	$11.32	$8.34	$8.67	$9.40	$8.29	$17.04

(1) Cost of investments:	$356,259	$28,400	$27,117	$112,757	$5,804	$62,038
Shares of investments:	8,935	2,082	2,024	4,446	298	3,668

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	DREYFUS SUSTAINABLE U.S. EQUITY PORTFOLIO, INC.	DREYFUS VIF GROWTH AND INCOME PORTFOLIO	DWS CAPITAL GROWTH VIP	EATON VANCE VT FLOATING- RATE INCOME FUND	FEDERATED HIGH INCOME BOND FUND II	FIDELITY VIP ASSET MANAGER PORTFOLIO
ASSETS:
Investments at fair value (1)	$5,950	$51,115	$83,868	$448,392	$315,004	$157,181
Investment income due and accrued		120		1,650
Receivable for investments sold
Purchase payments receivable

Total assets	5,950	51,235	83,868	450,042	315,004	157,181

LIABILITIES:
Redemptions payable
Payable for investments purchased
Due to Great-West Life & Annuity Insurance Company of New York	2	10	11	71	49	28

Total liabilities	2	10	11	71	49	28

NET ASSETS	$5,948	$51,225	$83,857	$449,971	$314,955	$157,153

NET ASSETS REPRESENTED BY:
Accumulation units	$5,948	$51,225	$83,857	$449,971	$314,955	$157,153
Contracts in payout phase

NET ASSETS	$5,948	$51,225	$83,857	$449,971	$314,955	$157,153

ACCUMULATION UNITS OUTSTANDING	108	858	6,227	42,787	32,311	3,097

UNIT VALUE (ACCUMULATION)	$55.07	$59.70	$13.47	$10.52	$9.75	$50.74

(1) Cost of investments:	$6,079	$42,204	$85,348	$465,974	$335,242	$168,669
Shares of investments:	194	1,824	3,088	50,268	52,153	11,490

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	FIDELITY VIP BALANCED PORTFOLIO	FIDELITY VIP CONTRAFUND PORTFOLIO	FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO	FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO
ASSETS:
Investments at fair value (1)	$1,389,095	$6,112	$30,839	$17,117	$14,041	$56,166
Investment income due and accrued			55
Receivable for investments sold
Purchase payments receivable

Total assets	1,389,095	6,112	30,894	17,117	14,041	56,166

LIABILITIES:
Redemptions payable
Payable for investments purchased
Due to Great-West Life & Annuity Insurance Company of New York	90	2	6	3	3	10

Total liabilities	90	2	6	3	3	10

NET ASSETS	$1,389,005	$6,110	$30,888	$17,114	$14,038	$56,156

NET ASSETS REPRESENTED BY:
Accumulation units	$1,389,005	$6,110	$30,888	$17,114	$14,038	$56,156
Contracts in payout phase

NET ASSETS	$1,389,005	$6,110	$30,888	$17,114	$14,038	$56,156

ACCUMULATION UNITS OUTSTANDING	134,521	79	2,131	337	105	986

UNIT VALUE (ACCUMULATION)	$10.33	$77.34	$14.49	$50.78	$133.70	$56.95

(1) Cost of investments:	$1,502,355	$5,229	$30,839	$9,206	$10,698	$65,349
Shares of investments:	84,856	190	30,839	450	222	11,301

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO	FIRST TRUST/ DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	FRANKLIN INCOME VIP FUND
ASSETS:
Investments at fair value (1)	$103,433	$194,451	$12,051	$61,557	$72,791	$823,306
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable

Total assets	103,433	194,451	12,051	61,557	72,791	823,306

LIABILITIES:
Redemptions payable
Payable for investments purchased
Due to Great-West Life & Annuity Insurance Company of New York	20	31	2	12	12	135

Total liabilities	20	31	2	12	12	135

NET ASSETS	$103,413	$194,420	$12,049	$61,545	$72,779	$823,171

NET ASSETS REPRESENTED BY:
Accumulation units	$103,413	$194,420	$12,049	$61,545	$72,779	$823,171
Contracts in payout phase

NET ASSETS	$103,413	$194,420	$12,049	$61,545	$72,779	$823,171

ACCUMULATION UNITS OUTSTANDING	303	19,336	373	1,756	7,155	77,130

UNIT VALUE (ACCUMULATION)	$341.30	$10.05	$32.30	$35.05	$10.17	$10.67

(1) Cost of investments:	$57,085	$216,522	$12,367	$61,388	$75,877	$886,687
Shares of investments:	410	13,228	977	3,218	5,678	54,596

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO	GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND	GREAT-WEST AGGRESSIVE PROFILE FUND	GREAT-WEST ARIEL MID CAP VALUE FUND	GREAT-WEST BOND INDEX FUND	GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L
ASSETS:
Investments at fair value (1)	$87,468	$120,939	$182,987	$49,366	$306,323	$783,211
Investment income due and accrued
Receivable for investments sold						2,378
Purchase payments receivable

Total assets	87,468	120,939	182,987	49,366	306,323	785,589

LIABILITIES:
Redemptions payable
Payable for investments purchased						2,378
Due to Great-West Life & Annuity Insurance Company of New York	10	20	30	8	6,289	129

Total liabilities	10	20	30	8	6,289	2,507

NET ASSETS	$87,458	$120,919	$182,957	$49,358	$300,034	$783,082

NET ASSETS REPRESENTED BY:
Accumulation units	$87,458	$120,919	$182,957	$49,358	$290,789	$783,082
Contracts in payout phase					9,245

NET ASSETS	$87,458	$120,919	$182,957	$49,358	$300,034	$783,082

ACCUMULATION UNITS OUTSTANDING	9,712	9,908	18,472	4,991	28,381	79,397

UNIT VALUE (ACCUMULATION)	$9.01	$12.20	$9.90	$9.89	$10.25	$9.86

(1) Cost of investments:	$95,429	$160,059	$237,541	$53,420	$307,938	$844,618
Shares of investments:	10,302	7,999	32,971	33,582	22,574	89,612

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS	GREAT-WEST CORE BOND FUND	GREAT-WEST EMERGING MARKETS EQUITY FUND	GREAT-WEST GLOBAL BOND FUND	GREAT-WEST GOVERNMENT MONEY MARKET FUND	GREAT-WEST INFLATION- PROTECTED SECURITIES FUND
ASSETS:
Investments at fair value (1)	$1,513,450	$127,509	$3,105	$412,462	$2,338,684	$13,214
Investment income due and accrued					364
Receivable for investments sold	159
Purchase payments receivable					127,372

Total assets	1,513,609	127,509	3,105	412,462	2,466,420	13,214

LIABILITIES:
Redemptions payable					77,372
Payable for investments purchased	159				50,000
Due to Great-West Life & Annuity Insurance Company of New York	143	4	1	68	188	2

Total liabilities	302	4	1	68	127,560	2

NET ASSETS	$1,513,307	$127,505	$3,104	$412,394	$2,338,860	$13,212

NET ASSETS REPRESENTED BY:
Accumulation units	$1,513,307	$127,505	$3,104	$412,394	$2,338,860	$13,212
Contracts in payout phase

NET ASSETS	$1,513,307	$127,505	$3,104	$412,394	$2,338,860	$13,212

ACCUMULATION UNITS OUTSTANDING	151,641	11,635	380	43,210	234,471	1,338

UNIT VALUE (ACCUMULATION)	$9.98	$10.96	$8.17	$9.54	$9.98	$9.87

(1) Cost of investments:	$1,647,320	$129,652	$3,161	$422,191	$2,338,684	$13,610
Shares of investments:	202,063	12,320	399	51,111	2,338,684	1,395

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	GREAT-WEST INTERNATIONAL GROWTH FUND	GREAT-WEST INTERNATIONAL INDEX FUND	GREAT-WEST INTERNATIONAL VALUE FUND	GREAT-WEST INVESCO SMALL CAP VALUE FUND	GREAT-WEST LARGE CAP GROWTH FUND	GREAT-WEST LIFETIME 2020 FUND
ASSETS:
Investments at fair value (1)	$120,664	$667,685	$373,104	$196,127	$266,961	$246,069
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable

Total assets	120,664	667,685	373,104	196,127	266,961	246,069

LIABILITIES:
Redemptions payable
Payable for investments purchased
Due to Great-West Life & Annuity Insurance Company of New York	20	66	55	30	38	40

Total liabilities	20	66	55	30	38	40

NET ASSETS	$120,644	$667,619	$373,049	$196,097	$266,923	$246,029

NET ASSETS REPRESENTED BY:
Accumulation units	$120,644	$667,619	$373,049	$196,097	$266,923	$246,029
Contracts in payout phase

NET ASSETS	$120,644	$667,619	$373,049	$196,097	$266,923	$246,029

ACCUMULATION UNITS OUTSTANDING	13,222	61,336	34,790	19,721	20,383	22,673

UNIT VALUE (ACCUMULATION)	$9.12	$10.88	$10.72	$9.94	$13.10	$10.85

(1) Cost of investments:	$157,008	$734,411	$483,271	$246,272	$337,414	$273,997
Shares of investments:	12,782	66,173	39,734	21,914	32,477	24,607

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2025 FUND	GREAT-WEST LIFETIME 2030 FUND	GREAT-WEST LIFETIME 2035 FUND	GREAT-WEST LIFETIME 2040 FUND	GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND	GREAT-WEST MID CAP VALUE FUND
ASSETS:
Investments at fair value (1)	$481,996	$339,039	$290,416	$9,877	$141,663	$316,404
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable

Total assets	481,996	339,039	290,416	9,877	141,663	316,404

LIABILITIES:
Redemptions payable
Payable for investments purchased
Due to Great-West Life & Annuity Insurance Company of New York	79	55	24	2	21	52

Total liabilities	79	55	24	2	21	52

NET ASSETS	$481,917	$338,984	$290,392	$9,875	$141,642	$316,352

NET ASSETS REPRESENTED BY:
Accumulation units	$481,917	$338,984	$290,392	$9,875	$141,642	$316,352
Contracts in payout phase

NET ASSETS	$481,917	$338,984	$290,392	$9,875	$141,642	$316,352

ACCUMULATION UNITS OUTSTANDING	44,095	30,445	25,587	873	13,309	28,352

UNIT VALUE (ACCUMULATION)	$10.93	$11.13	$11.35	$11.31	$10.64	$11.16

(1) Cost of investments:	$539,602	$384,812	$322,959	$11,770	$167,537	$381,228
Shares of investments:	36,543	33,469	22,831	997	6,227	30,249

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATE PROFILE FUND CLASS L	GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS	GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS	GREAT-WEST MULTI-SECTOR BOND FUND
ASSETS:
Investments at fair value (1)	$10,066,046	$4,893,900	$1,336,331	$1,680,269	$545,107	$887,478
Investment income due and accrued
Receivable for investments sold	29,408	8,591		5,069	735
Purchase payments receivable						9,008

Total assets	10,095,454	4,902,491	1,336,331	1,685,338	545,842	896,486

LIABILITIES:
Redemptions payable						9,008
Payable for investments purchased	29,408	8,591		5,069	735
Due to Great-West Life & Annuity Insurance Company of New York	1,637	754	94	271	89	119

Total liabilities	31,045	9,345	94	5,340	824	9,127

NET ASSETS	$10,064,409	$4,893,146	$1,336,237	$1,679,998	$545,018	$887,359

NET ASSETS REPRESENTED BY:
Accumulation units	$10,064,409	$4,893,146	$1,336,237	$1,679,998	$545,018	$887,359
Contracts in payout phase

NET ASSETS	$10,064,409	$4,893,146	$1,336,237	$1,679,998	$545,018	$887,359

ACCUMULATION UNITS OUTSTANDING	1,019,094	492,935	133,265	170,290	55,033	80,804

UNIT VALUE (ACCUMULATION)	$9.88	$9.93	$10.03	$9.87	$9.90	$10.98

(1) Cost of investments:	$11,421,853	$5,712,394	$1,590,834	$1,875,209	$613,573	$930,556
Shares of investments:	1,065,190	788,068	192,555	190,723	69,176	70,323

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	GREAT-WEST PUTNAM EQUITY INCOME FUND	GREAT-WEST PUTNAM HIGH YIELD BOND FUND	GREAT-WEST REAL ESTATE INDEX FUND	GREAT-WEST S&P 500® INDEX FUND	GREAT-WEST S&P MID CAP 400® INDEX FUND	GREAT-WEST S&P SMALL CAP 600® INDEX FUND
ASSETS:
Investments at fair value (1)	$492,532	$625,900	$314,423	$7,912,334	$2,030,601	$1,891,153
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable		9,008		9,008	5,405	3,603

Total assets	492,532	634,908	314,423	7,921,342	2,036,006	1,894,756

LIABILITIES:
Redemptions payable		9,008		9,008	5,405	3,603
Payable for investments purchased
Due to Great-West Life & Annuity Insurance Company of New York	77	96	44	8,320	254	233

Total liabilities	77	9,104	44	17,328	5,659	3,836

NET ASSETS	$492,455	$625,804	$314,379	$7,904,014	$2,030,347	$1,890,920

NET ASSETS REPRESENTED BY:
Accumulation units	$492,455	$625,804	$314,379	$7,892,861	$2,030,347	$1,890,920
Contracts in payout phase				11,153

NET ASSETS	$492,455	$625,804	$314,379	$7,904,014	$2,030,347	$1,890,920

ACCUMULATION UNITS OUTSTANDING	43,998	58,378	29,757	607,562	176,016	146,706

UNIT VALUE (ACCUMULATION)	$11.19	$10.72	$10.56	$12.99	$11.54	$12.89

(1) Cost of investments:	$580,601	$698,193	$356,858	$8,800,199	$2,348,533	$2,285,949
Shares of investments:	38,122	86,570	29,440	409,329	147,466	175,269

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	GREAT-WEST SECURE- FOUNDATION® BALANCED FUND	GREAT-WEST SHORT DURATION BOND FUND	GREAT-WEST SMALL CAP GROWTH FUND	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	GREAT-WEST U.S. GOVERNMENT SECURITIES FUND	INVESCO V.I. GLOBAL REAL ESTATE FUND
ASSETS:
Investments at fair value (1)	$18,075,515	$1,052,071	$107,804	$737,834	$995,727	$38,581
Investment income due and accrued
Receivable for investments sold	50,702
Purchase payments receivable

Total assets	18,126,217	1,052,071	107,804	737,834	995,727	38,581

LIABILITIES:
Redemptions payable
Payable for investments purchased	50,702
Due to Great-West Life & Annuity Insurance Company of New York	2,862	63	16	87	100	5

Total liabilities	53,564	63	16	87	100	5

NET ASSETS	$18,072,653	$1,052,008	$107,788	$737,747	$995,627	$38,576

NET ASSETS REPRESENTED BY:
Accumulation units	$18,072,653	$1,052,008	$107,788	$737,747	$995,627	$38,576
Contracts in payout phase

NET ASSETS	$18,072,653	$1,052,008	$107,788	$737,747	$995,627	$38,576

ACCUMULATION UNITS OUTSTANDING	1,654,880	99,003	8,469	52,126	95,911	3,488

UNIT VALUE (ACCUMULATION)	$10.92	$10.63	$12.73	$14.15	$10.38	$11.06

(1) Cost of investments:	$19,785,482	$1,064,824	$149,208	$792,608	$1,001,093	$41,613
Shares of investments:	1,683,009	103,245	12,099	30,743	84,527	2,567

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	INVESCO V.I. GROWTH & INCOME FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. SMALL CAP EQUITY FUND	IVY VIP ENERGY FUND	JANUS HENDERSON VIT BALANCED PORTFOLIO	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO
ASSETS:
Investments at fair value (1)	$603,848	$153,912	$8,596	$125,091	$1,077,074	$591,335
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable

Total assets	603,848	153,912	8,596	125,091	1,077,074	591,335

LIABILITIES:
Redemptions payable
Payable for investments purchased
Due to Great-West Life & Annuity Insurance Company of New York	47	11	1	20	7,512	91

Total liabilities	47	11	1	20	7,512	91

NET ASSETS	$603,801	$153,901	$8,595	$125,071	$1,069,562	$591,244

NET ASSETS REPRESENTED BY:
Accumulation units	$603,801	$153,901	$8,595	$125,071	$1,058,582	$591,244
Contracts in payout phase					10,980

NET ASSETS	$603,801	$153,901	$8,595	$125,071	$1,069,562	$591,244

ACCUMULATION UNITS OUTSTANDING	45,649	13,185	940	18,682	78,287	44,875

UNIT VALUE (ACCUMULATION)	$13.23	$11.67	$9.14	$6.69	$13.52	$13.18

(1) Cost of investments:	$744,527	$165,480	$10,276	$180,198	$1,100,552	$649,526
Shares of investments:	34,545	4,734	570	32,362	30,263	9,388

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO	JANUS HENDERSON VIT OVERSEAS PORTFOLIO	JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO	MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO
ASSETS:
Investments at fair value (1)	$507,608	$54,138	$41,938	$4,905	$26,232	$94,400
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable

Total assets	507,608	54,138	41,938	4,905	26,232	94,400

LIABILITIES:
Redemptions payable
Payable for investments purchased
Due to Great-West Life & Annuity Insurance Company of New York	81	10	7	1	2	9

Total liabilities	81	10	7	1	2	9

NET ASSETS	$507,527	$54,128	$41,931	$4,904	$26,230	$94,391

NET ASSETS REPRESENTED BY:
Accumulation units	$507,527	$54,128	$41,931	$4,904	$26,230	$94,391
Contracts in payout phase

NET ASSETS	$507,527	$54,128	$41,931	$4,904	$26,230	$94,391

ACCUMULATION UNITS OUTSTANDING	50,769	2,962	4,194	572	1,951	8,417

UNIT VALUE (ACCUMULATION)	$10.00	$18.27	$10.00	$8.57	$13.44	$11.21

(1) Cost of investments:	$517,517	$74,942	$43,593	$5,786	$25,494	$111,244
Shares of investments:	41,505	2,027	4,160	235	1,051	2,104

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	MFS VIT II TECHNOLOGY PORTFOLIO	MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO	NVIT EMERGING MARKETS FUND	OPPENHEIMER INTERNATIONAL GROWTH FUND/VA	OPPENHEIMER MAIN STREET SMALL CAP FUND/VA
ASSETS:
Investments at fair value (1)	$1,311,349	$52,858	$127,084	$4,746	$117,274	$392,783
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable

Total assets	1,311,349	52,858	127,084	4,746	117,274	392,783

LIABILITIES:
Redemptions payable
Payable for investments purchased
Due to Great-West Life & Annuity Insurance Company of New York	162	8	19	1	19	64

Total liabilities	162	8	19	1	19	64

NET ASSETS	$1,311,187	$52,850	$127,065	$4,745	$117,255	$392,719

NET ASSETS REPRESENTED BY:
Accumulation units	$1,311,187	$52,850	$127,065	$4,745	$117,255	$392,719
Contracts in payout phase

NET ASSETS	$1,311,187	$52,850	$127,065	$4,745	$117,255	$392,719

ACCUMULATION UNITS OUTSTANDING	87,129	5,153	10,647	437	13,231	37,945

UNIT VALUE (ACCUMULATION)	$15.05	$10.26	$11.93	$10.86	$8.86	$10.35

(1) Cost of investments:	$1,402,218	$61,833	$144,179	$4,329	$129,851	$481,123
Shares of investments:	79,766	4,840	5,576	430	55,318	19,610

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO	PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT REAL RETURN PORTFOLIO	PIMCO VIT SHORT TERM PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO
ASSETS:
Investments at fair value (1)	$110,586	$42,839	$338,210	$31,123	$50,066	$677,380
Investment income due and accrued		81	854		97	1,684
Receivable for investments sold
Purchase payments receivable

Total assets	110,586	42,920	339,064	31,123	50,163	679,064

LIABILITIES:
Redemptions payable
Payable for investments purchased
Due to Great-West Life & Annuity Insurance Company of New York	17	7	24	5	2	68

Total liabilities	17	7	24	5	2	68

NET ASSETS	$110,569	$42,913	$339,040	$31,118	$50,161	$678,996

NET ASSETS REPRESENTED BY:
Accumulation units	$110,569	$42,913	$339,040	$31,118	$50,161	$678,996
Contracts in payout phase

NET ASSETS	$110,569	$42,913	$339,040	$31,118	$50,161	$678,996

ACCUMULATION UNITS OUTSTANDING	15,044	4,426	32,499	3,146	4,858	62,073

UNIT VALUE (ACCUMULATION)	$7.35	$9.70	$10.43	$9.89	$10.33	$10.94

(1) Cost of investments:	$130,566	$43,587	$353,303	$31,187	$50,454	$702,120
Shares of investments:	18,159	3,687	33,553	2,626	4,865	64,635

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	PUTNAM VT EQUITY INCOME FUND	PUTNAM VT GLOBAL ASSET ALLOCATION FUND	PUTNAM VT GLOBAL EQUITY FUND	PUTNAM VT GROWTH OPPORTUNITIES FUND	PUTNAM VT INCOME FUND	PUTNAM VT INTERNATIONAL EQUITY FUND
ASSETS:
Investments at fair value (1)	$59,259	$74,118	$24,421	$738,619	$57,943	$64,485
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable

Total assets	59,259	74,118	24,421	738,619	57,943	64,485

LIABILITIES:
Redemptions payable
Payable for investments purchased
Due to Great-West Life & Annuity Insurance Company of New York	10	12	4	120	9	4

Total liabilities	10	12	4	120	9	4

NET ASSETS	$59,249	$74,106	$24,417	$738,499	$57,934	$64,481

NET ASSETS REPRESENTED BY:
Accumulation units	$59,249	$74,106	$24,417	$738,499	$57,934	$64,481
Contracts in payout phase

NET ASSETS	$59,249	$74,106	$24,417	$738,499	$57,934	$64,481

ACCUMULATION UNITS OUTSTANDING	5,807	7,051	2,449	56,141	5,715	7,061

UNIT VALUE (ACCUMULATION)	$10.20	$10.51	$9.97	$13.15	$10.14	$9.13

(1) Cost of investments:	$60,549	$76,532	$28,193	$771,127	$59,699	$80,617
Shares of investments:	2,563	4,829	1,446	77,181	5,415	5,299

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	PUTNAM VT INTERNATIONAL GROWTH FUND	PUTNAM VT INTERNATIONAL VALUE FUND	PUTNAM VT MORTGAGE SECURITIES FUND	PUTNAM VT MULTI-CAP CORE FUND	PUTNAM VT SMALL CAP GROWTH FUND	PUTNAM VT SMALL CAP VALUE FUND
ASSETS:
Investments at fair value (1)	$8,140	$6,136	$75,920	$68,253	$16,232	$112,433
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable

Total assets	8,140	6,136	75,920	68,253	16,232	112,433

LIABILITIES:
Redemptions payable
Payable for investments purchased
Due to Great-West Life & Annuity Insurance Company of New York	1	1	12	11	3	18

Total liabilities	1	1	12	11	3	18

NET ASSETS	$8,139	$6,135	$75,908	$68,242	$16,229	$112,415

NET ASSETS REPRESENTED BY:
Accumulation units	$8,139	$6,135	$75,908	$68,242	$16,229	$112,415
Contracts in payout phase

NET ASSETS	$8,139	$6,135	$75,908	$68,242	$16,229	$112,415

ACCUMULATION UNITS OUTSTANDING	860	617	7,880	5,945	1,706	11,584

UNIT VALUE (ACCUMULATION)	$9.46	$9.94	$9.63	$11.48	$9.51	$9.70

(1) Cost of investments:	$8,859	$7,623	$77,946	$73,417	$21,621	$175,915
Shares of investments:	464	656	8,270	4,048	1,210	12,690

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO	VAN ECK VIP GLOBAL HARD ASSETS FUND
ASSETS:
Investments at fair value (1)	$2,964,496	$778,153	$224,775
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable

Total assets	2,964,496	778,153	224,775

LIABILITIES:
Redemptions payable
Payable for investments purchased
Due to Great-West Life & Annuity Insurance Company of New York	346	115	37

Total liabilities	346	115	37

NET ASSETS	$2,964,150	$778,038	$224,738

NET ASSETS REPRESENTED BY:
Accumulation units	$2,964,150	$778,038	$224,738
Contracts in payout phase

NET ASSETS	$2,964,150	$778,038	$224,738

ACCUMULATION UNITS OUTSTANDING	212,880	60,330	32,893

UNIT VALUE (ACCUMULATION)	$13.92	$12.90	$6.83

(1) Cost of investments:	$3,090,326	$817,886	$310,071
Shares of investments:	99,949	20,149	13,731

The accompanying notes are an integral part of these financial statements.	(Concluded	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO	ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO		ALGER SMALL CAP GROWTH PORTFOLIO		ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO	ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
INVESTMENT INCOME:
Dividends	$124	$		$		$		$4,385	$11,129
EXPENSES:
Mortality and expense risk	1,841		1,343		792		1,927	2,617	2,017
Administrative charges	221		161		95		206

Total expenses	2,062		1,504		887		2,133	2,617	2,017

NET INVESTMENT INCOME (LOSS)	(1,938)		(1,504)		(887)		(2,133)	1,768	9,112

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	1,317		636		320		443	(604)	3,131
Realized gain distributions	23,704		17,886		8,552		6,040		562

Net realized gain (loss) on investments	25,021		18,522		8,872		6,483	(604)	3,693

Change in net unrealized appreciation (depreciation) on investments	(25,111)		(16,270)		(13,186)		(4,294)	(51,093)	(44,036)

Net realized and unrealized gain (loss) on investments	(90)		2,252		(4,314)		2,189	(51,697)	(40,343)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,028)		$748		$(5,201)		$56	$(49,929)	$(31,231)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND	AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	AMERICAN CENTURY INVESTMENTS VP VALUE FUND	AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND	AMERICAN FUNDS IS GROWTH FUND	AMERICAN FUNDS IS GROWTH- INCOME FUND
					(1)	(2)
INVESTMENT INCOME:
Dividends	$5,664	$3,206	$5,715	$6,518	$423	$4,214

EXPENSES:
Mortality and expense risk	1,767	2,874	4,124	2,964	822	1,256
Administrative charges

Total expenses	1,767	2,874	4,124	2,964	822	1,256

NET INVESTMENT INCOME (LOSS)	3,897	332	1,591	3,554	(399)	2,958

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(162)	445	1,311	(15)	(38)	(40)
Realized gain distributions		11,370	21	17,164

Net realized gain (loss) on investments	(162)	11,815	1,332	17,149	(38)	(40)

Change in net unrealized appreciation (depreciation) on investments	(8,733)	(71,445)	(45,514)	(78,598)	(21,607)	(47,752)

Net realized and unrealized gain (loss) on investments	(8,895)	(59,630)	(44,182)	(61,449)	(21,645)	(47,792)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,998)	$(59,298)	$(42,591)	$(57,895)	$(22,044)	$(44,834)

	(1) For the period May 15, 2018 to December 31, 2018. (2) For the period June 25, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS INTERNATIONAL FUND	AMERICAN FUNDS IS NEW WORLD FUND	BLACKROCK GLOBAL ALLOCATION VI FUND	BLACKROCK HIGH YIELD VI FUND	CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
						(1)
INVESTMENT INCOME:
Dividends	$8,989	$1,631	$8,349	$28,476	$428	$207

EXPENSES:
Mortality and expense risk	4,234	2,039	8,787	5,585	2,249	513
Administrative charges

Total expenses	4,234	2,039	8,787	5,585	2,249	513

NET INVESTMENT INCOME (LOSS)	4,755	(408)	(438)	22,891	(1,821)	(306)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	5,846	2,836	2,123	1,441	225	(66)
Realized gain distributions	22,400	4,557	41,466		8,835	1,743

Net realized gain (loss) on investments	28,246	7,393	43,589	1,441	9,060	1,677

Change in net unrealized appreciation (depreciation) on investments	(118,382)	(45,974)	(127,396)	(54,839)	(23,179)	(16,399)

Net realized and unrealized gain (loss) on investments	(90,136)	(38,581)	(83,807)	(53,398)	(14,119)	(14,722)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(85,381)	$(38,989)	$(84,245)	$(30,507)	$(15,940)	$(15,028)

	(1) For the period March 9, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO		COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND		COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND	DELAWARE VIP EMERGING MARKETS SERIES	DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES	DELAWARE VIP REIT SERIES
					(1)
INVESTMENT INCOME:
Dividends	$		$		$980	$7,391	$1,329	$2,305

EXPENSES:
Mortality and expense risk		4,117		5,056	189	2,649	227	1,606
Administrative charges				481

Total expenses		4,117		5,537	189	2,649	227	1,606

NET INVESTMENT INCOME (LOSS)		(4,117)		(5,537)	791	4,742	1,102	699

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		8,693		138	(4)	(5,980)	(421)	(2,122)
Realized gain distributions		55,026		41,414		798		3,811

Net realized gain (loss) on investments		63,719		41,552	(4)	(5,182)	(421)	1,689

Change in net unrealized appreciation (depreciation) on investments		(95,734)		(72,144)	(949)	(61,198)	(10,390)	(15,844)

Net realized and unrealized gain (loss) on investments		(32,015)		(30,592)	(953)	(66,380)	(10,811)	(14,155)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$(36,132)		$(36,129)	$(162)	$(61,638)	$(9,709)	$(13,456)

		(1) For the period June 25, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	DELAWARE VIP SMALL CAP VALUE SERIES	DIMENSIONAL VA INTERNATIONAL SMALL PORTFOLIO	DIMENSIONAL VA INTERNATIONAL VALUE PORTFOLIO	DIMENSIONAL VA US LARGE VALUE PORTFOLIO	DIMENSIONAL VA US TARGETED VALUE PORTFOLIO	DREYFUS IP TECHNOLOGY GROWTH PORTFOLIO
		(1)	(1)	(1)	(2)
INVESTMENT INCOME:
Dividends	$1,569	$423	$673	$2,153	$54	$

EXPENSES:
Mortality and expense risk	3,122	94	95	395	59		766
Administrative charges

Total expenses	3,122	94	95	395	59		766

NET INVESTMENT INCOME (LOSS)	(1,553)	329	578	1,758	(5)		(766)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(16,368)	(6)	(5)	107			320
Realized gain distributions	18,764	1,108	70	2,118	312		4,648

Net realized gain (loss) on investments	2,396	1,102	65	2,225	312		4,968

Change in net unrealized appreciation (depreciation) on investments	(76,652)	(6,563)	(4,952)	(12,682)	(1,260)		(5,855)

Net realized and unrealized gain (loss) on investments	(74,256)	(5,461)	(4,887)	(10,457)	(948)		(887)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(75,809)	$(5,132)	$(4,309)	$(8,699)	$(953)		$(1,653)

	(1) For the period April 10, 2018 to December 31, 2018.
	(2) For the period April 24, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	DREYFUS SUSTAINABLE U.S. EQUITY PORTFOLIO, INC.	DREYFUS VIF GROWTH AND INCOME PORTFOLIO	DWS CAPITAL GROWTH VIP	EATON VANCE VT FLOATING- RATE INCOME FUND	FEDERATED HIGH INCOME BOND FUND II	FIDELITY VIP ASSET MANAGER PORTFOLIO
INVESTMENT INCOME:
Dividends	$112	$457	$451	$13,195	$11,075	$2,880

EXPENSES:
Mortality and expense risk	81	712	958	3,991	2,573	2,118
Administrative charges	10	85				30

Total expenses	91	797	958	3,991	2,573	2,148

NET INVESTMENT INCOME (LOSS)	21	(340)	(507)	9,204	8,502	732

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	21	312	1,584	246	(383)	18
Realized gain distributions	1,180	5,059	8,658			5,468

Net realized gain (loss) on investments	1,201	5,371	10,242	246	(383)	5,486

Change in net unrealized appreciation (depreciation) on investments	(1,584)	(8,310)	(11,707)	(18,290)	(20,552)	(17,257)

Net realized and unrealized gain (loss) on investments	(383)	(2,939)	(1,465)	(18,044)	(20,935)	(11,771)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(362)	$(3,279)	$(1,972)	$(8,840)	$(12,433)	$(11,039)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	FIDELITY VIP BALANCED PORTFOLIO	FIDELITY VIP CONTRAFUND PORTFOLIO	FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO	FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO
INVESTMENT INCOME:
Dividends	$15,395	$48	$506	$22	$38	$3,286

EXPENSES:
Mortality and expense risk	5,043	86	389	222	195	739
Administrative charges		11	47	27	23	88

Total expenses	5,043	97	436	249	218	827

NET INVESTMENT INCOME (LOSS)	10,352	(49)	70	(227)	(180)	2,459

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(394)	31		917	215	(283)
Realized gain distributions	21,795	572		1,032	2,096

Net realized gain (loss) on investments	21,401	603	0	1,949	2,311	(283)

Change in net unrealized appreciation (depreciation) on investments	(113,531)	(1,063)		(39)	(2,323)	(4,910)

Net realized and unrealized gain (loss) on investments	(92,130)	(460)	0	1,910	(12)	(5,193)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(81,778)	$(509)	$70	$1,683	$(192)	$(2,734)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO	FIRST TRUST/ DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	FRANKLIN INCOME VIP FUND
INVESTMENT INCOME:
Dividends	$2,146	$1,147	$299	$1,116	$958	$40,004

EXPENSES:
Mortality and expense risk	1,439	892	151	892	485	9,910
Administrative charges	173		18	107

Total expenses	1,612	892	169	999	485	9,910

NET INVESTMENT INCOME (LOSS)	534	255	130	117	473	30,094

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	5,296	619	(3)	115	(93)	4,685
Realized gain distributions	567	478	74		89

Net realized gain (loss) on investments	5,863	1,097	71	115	(4)	4,685

Change in net unrealized appreciation (depreciation) on investments	(12,647)	(23,926)	(438)	(11,955)	(3,040)	(82,951)

Net realized and unrealized gain (loss) on investments	(6,784)	(22,829)	(367)	(11,840)	(3,044)	(78,266)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,250)	$(22,574)	$(237)	$(11,723)	$(2,571)	$(48,172)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO	GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND	GREAT-WEST AGGRESSIVE PROFILE FUND	GREAT-WEST ARIEL MID CAP VALUE FUND	GREAT-WEST BOND INDEX FUND	GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L
INVESTMENT INCOME:
Dividends	$2,067	$1,316	$5,282	$337	$3,408	$18,799

EXPENSES:
Mortality and expense risk	581	543	2,373	593	2,449	9,561
Administrative charges

Total expenses	581	543	2,373	593	2,449	9,561

NET INVESTMENT INCOME (LOSS)	1,486	773	2,909	(256)	959	9,238

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(433)	64	61	107	(292)	(2,427)
Realized gain distributions		19,897	23,591	33		18,607

Net realized gain (loss) on investments	(433)	19,961	23,652	140	(292)	16,180

Change in net unrealized appreciation (depreciation) on investments	(7,207)	(38,818)	(52,554)	(8,742)	(2,459)	(57,501)

Net realized and unrealized gain (loss) on investments	(7,640)	(18,857)	(28,902)	(8,602)	(2,751)	(41,321)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,154)	$(18,084)	$(25,993)	$(8,858)	$(1,792)	$(32,083)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS	GREAT-WEST CORE BOND FUND	GREAT-WEST EMERGING MARKETS EQUITY FUND	GREAT-WEST GLOBAL BOND FUND	GREAT-WEST GOVERNMENT MONEY MARKET FUND	GREAT-WEST INFLATION- PROTECTED SECURITIES FUND
			(1)			(2)
INVESTMENT INCOME:
Dividends	$46,028	$2,804	$25	$7,459	$27,140	$418

EXPENSES:
Mortality and expense risk	10,601	288	5	3,076	9,058	22
Administrative charges

Total expenses	10,601	288	5	3,076	9,058	22

NET INVESTMENT INCOME (LOSS)	35,427	2,516	20	4,383	18,082	396

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(417)	478		49
Realized gain distributions	41,395			1,508

Net realized gain (loss) on investments	40,978	478	0	1,557	0	0

Change in net unrealized appreciation (depreciation) on investments	(128,675)	(4,162)	(56)	(11,155)		(396)

Net realized and unrealized gain (loss) on investments	(87,697)	(3,684)	(56)	(9,598)	0	(396)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(52,270)	$(1,168)	$(36)	$(5,215)	$18,082	$0

	(1) For the period November 14, 2018 to December 31, 2018.
	(2) For the period November 7, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	GREAT-WEST INTERNATIONAL GROWTH FUND		GREAT-WEST INTERNATIONAL INDEX FUND	GREAT-WEST INTERNATIONAL VALUE FUND	GREAT-WEST INVESCO SMALL CAP VALUE FUND	GREAT-WEST LARGE CAP GROWTH FUND	GREAT-WEST LIFETIME 2020 FUND
INVESTMENT INCOME:
Dividends	$		$13,825	$5,344	$6,430	$759	$6,416

EXPENSES:
Mortality and expense risk		1,224	5,043	3,845	2,540	2,558	2,466
Administrative charges

Total expenses		1,224	5,043	3,845	2,540	2,558	2,466

NET INVESTMENT INCOME (LOSS)		(1,224)	8,782	1,499	3,890	(1,799)	3,950

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		472	1,855	2,526	181	4,890	(67)
Realized gain distributions		14,037	8,982	76,139	8,150	54,614	5,872

Net realized gain (loss) on investments		14,509	10,837	78,665	8,331	59,504	5,805

Change in net unrealized appreciation (depreciation) on investments		(38,420)	(128,634)	(145,880)	(45,743)	(72,882)	(24,851)

Net realized and unrealized gain (loss) on investments		(23,911)	(117,797)	(67,215)	(37,412)	(13,378)	(19,046)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$(25,135)	$(109,015)	$(65,716)	$(33,522)	$(15,177)	$(15,096)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2025 FUND	GREAT-WEST LIFETIME 2030 FUND	GREAT-WEST LIFETIME 2035 FUND	GREAT-WEST LIFETIME 2040 FUND	GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND		GREAT-WEST MID CAP VALUE FUND
INVESTMENT INCOME:
Dividends	$9,109	$8,157	$5,045	$303	$		$15,738

EXPENSES:
Mortality and expense risk	4,536	2,870	800	132		2,510	3,666
Administrative charges

Total expenses	4,536	2,870	800	132		2,510	3,666

NET INVESTMENT INCOME (LOSS)	4,573	5,287	4,245	171		(2,510)	12,072

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	260	63	23	(4)		5,598	989
Realized gain distributions	21,700	10,460	19,228	438		4,377	8,973

Net realized gain (loss) on investments	21,960	10,523	19,251	434		9,975	9,962

Change in net unrealized appreciation (depreciation) on investments	(60,094)	(42,840)	(48,816)	(1,685)		(42,612)	(64,413)

Net realized and unrealized gain (loss) on investments	(38,134)	(32,317)	(29,565)	(1,251)		(32,637)	(54,451)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(33,561)	$(27,030)	$(25,320)	$(1,080)		$(35,147)	$(42,379)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATE PROFILE FUND CLASS L	GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS	GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS	GREAT-WEST MULTI-SECTOR BOND FUND
INVESTMENT INCOME:
Dividends	$152,256	$146,303	$37,971	$38,344	$15,996	$20,280

EXPENSES:
Mortality and expense risk	94,800	52,224	6,225	17,100	6,533	7,337
Administrative charges

Total expenses	94,800	52,224	6,225	17,100	6,533	7,337

NET INVESTMENT INCOME (LOSS)	57,456	94,079	31,746	21,244	9,463	12,943

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(4,913)	(13,027)	(74)	(2,339)	(74)	3,049
Realized gain distributions	443,923	331,036	110,030	67,880	24,521	4,550

Net realized gain (loss) on investments	439,010	318,009	109,956	65,541	24,447	7,599

Change in net unrealized appreciation (depreciation) on investments	(1,339,514)	(774,382)	(256,374)	(193,993)	(69,629)	(53,630)

Net realized and unrealized gain (loss) on investments	(900,504)	(456,373)	(146,418)	(128,452)	(45,182)	(46,031)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(843,048)	$(362,294)	$(114,672)	$(107,208)	$(35,719)	$(33,088)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	GREAT-WEST PUTNAM EQUITY INCOME FUND	GREAT-WEST PUTNAM HIGH YIELD BOND FUND	GREAT-WEST REAL ESTATE INDEX FUND	GREAT-WEST S&P 500® INDEX FUND	GREAT-WEST S&P MID CAP 400® INDEX FUND	GREAT-WEST S&P SMALL CAP 600® INDEX FUND
INVESTMENT INCOME:
Dividends	$6,582	$44,400	$6,424	$57,718	$14,546	$24,181

EXPENSES:
Mortality and expense risk	5,415	6,406	3,215	51,428	18,329	16,912
Administrative charges

Total expenses	5,415	6,406	3,215	51,428	18,329	16,912

NET INVESTMENT INCOME (LOSS)	1,167	37,994	3,209	6,290	(3,783)	7,269

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	7,975	389	(1,023)	295,543	27,715	23,436
Realized gain distributions	33,002		6,060	631,527	137,211	215,965

Net realized gain (loss) on investments	40,977	389	5,037	927,070	164,926	239,401

Change in net unrealized appreciation (depreciation) on investments	(96,970)	(69,916)	(25,276)	(1,505,503)	(461,713)	(478,673)

Net realized and unrealized gain (loss) on investments	(55,993)	(69,527)	(20,239)	(578,433)	(296,787)	(239,272)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(54,826)	$(31,533)	$(17,030)	$(572,143)	$(300,570)	$(232,003)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	GREAT-WEST SECURE- FOUNDATION® BALANCED FUND	GREAT-WEST SHORT DURATION BOND FUND	GREAT-WEST SMALL CAP GROWTH FUND	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	GREAT-WEST U.S. GOVERNMENT SECURITIES FUND	INVESCO V.I. GLOBAL REAL ESTATE FUND
INVESTMENT INCOME:
Dividends	$371,027	$19,670	$6,012	$595	$19,089	$1,507

EXPENSES:
Mortality and expense risk	185,633	4,563	814	5,163	7,587	359
Administrative charges

Total expenses	185,633	4,563	814	5,163	7,587	359

NET INVESTMENT INCOME (LOSS)	185,394	15,107	5,198	(4,568)	11,502	1,148

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	158,593	(429)	3,763	14,724	(5,062)	124
Realized gain distributions	817,943		16,110	41,697		502

Net realized gain (loss) on investments	976,536	(429)	19,873	56,421	(5,062)	626

Change in net unrealized appreciation (depreciation) on investments	(2,494,789)	(12,743)	(43,513)	(90,047)	(4,614)	(4,550)

Net realized and unrealized gain (loss) on investments	(1,518,253)	(13,172)	(23,640)	(33,626)	(9,676)	(3,924)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,332,859)	$1,935	$(18,442)	$(38,194)	$1,826	$(2,776)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	INVESCO V.I. GROWTH & INCOME FUND	INVESCO V.I. INTERNATIONAL GROWTH FUND	INVESCO V.I. SMALL CAP EQUITY FUND		IVY VIP ENERGY FUND		JANUS HENDERSON VIT BALANCED PORTFOLIO	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO
INVESTMENT INCOME:
Dividends	$12,268	$3,153	$		$		$22,084	$563

EXPENSES:
Mortality and expense risk	3,675	815		125		2,189	6,981	4,902
Administrative charges

Total expenses	3,675	815		125		2,189	6,981	4,902

NET INVESTMENT INCOME (LOSS)	8,593	2,338		(125)		(2,189)	15,103	(4,339)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(1,016)	160		8		(11,825)	237,402	4,789
Realized gain distributions	64,491	1,237		730			33,360	20,017

Net realized gain (loss) on investments	63,475	1,397		738		(11,825)	270,762	24,806

Change in net unrealized appreciation (depreciation) on investments	(171,102)	(31,670)		(2,286)		(56,246)	(219,874)	(66,126)

Net realized and unrealized gain (loss) on investments	(107,627)	(30,273)		(1,548)		(68,071)	50,888	(41,320)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(99,034)	$(27,935)		$(1,673)		$(70,260)	$65,991	$(45,659)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO	JANUS HENDERSON VIT OVERSEAS PORTFOLIO	JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO		JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO		LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO		MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO
				(1)		(2)
INVESTMENT INCOME:
Dividends	$9,532	$1,111	$		$		$		$732

EXPENSES:
Mortality and expense risk	3,268	794		326		15		180	332
Administrative charges		95

Total expenses	3,268	889		326		15		180	332

NET INVESTMENT INCOME (LOSS)	6,264	222		(326)		(15)		(180)	400

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(3,697)	(239)		(20)		(1)		129	794
Realized gain distributions				41				3,916	5,529

Net realized gain (loss) on investments	(3,697)	(239)		21		(1)		4,045	6,323

Change in net unrealized appreciation (depreciation) on investments	(6,156)	(10,396)		(1,655)		(881)		(2,746)	(18,979)

Net realized and unrealized gain (loss) on investments	(9,853)	(10,635)		(1,634)		(882)		1,299	(12,656)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,589)	$(10,413)		$(1,960)		$(897)		$1,119	$(12,256)

	(1) For the period February 13, 2018 to December 31, 2018.
	(2) For the period August 1, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	MFS VIT II TECHNOLOGY PORTFOLIO		MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO	NVIT EMERGING MARKETS FUND	OPPENHEIMER INTERNATIONAL GROWTH FUND/VA	OPPENHEIMER MAIN STREET SMALL CAP FUND/VA
						(1)
INVESTMENT INCOME:
Dividends	$		$248	$293	$19	$207	$136

EXPENSES:
Mortality and expense risk		10,523	461	999	77	572	3,261
Administrative charges

Total expenses		10,523	461	999	77	572	3,261

NET INVESTMENT INCOME (LOSS)		(10,523)	(213)	(706)	(58)	(365)	(3,125)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		66,474	26	13	17	(800)	(2,635)
Realized gain distributions		80,843	5,179	7,613		657	29,672

Net realized gain (loss) on investments		147,317	5,205	7,626	17	(143)	27,037

Change in net unrealized appreciation (depreciation) on investments		(176,618)	(10,322)	(19,128)	(1,063)	(12,577)	(94,062)

Net realized and unrealized gain (loss) on investments		(29,301)	(5,117)	(11,502)	(1,046)	(12,720)	(67,025)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$(39,824)	$(5,330)	$(12,208)	$(1,104)	$(13,085)	$(70,150)

		(1) For the period January 10, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO	PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO	PIMCO VIT LOW DURATION PORTFOLIO	PIMCO VIT REAL RETURN PORTFOLIO	PIMCO VIT SHORT TERM PORTFOLIO	PIMCO VIT TOTAL RETURN PORTFOLIO
				(1)	(2)
INVESTMENT INCOME:
Dividends	$1,500	$915	$5,883	$28	$641	$12,605

EXPENSES:
Mortality and expense risk	906	481	1,499	20	62	3,341
Administrative charges

Total expenses	906	481	1,499	20	62	3,341

NET INVESTMENT INCOME (LOSS)	594	434	4,384	8	579	9,264

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(416)	(988)	(1,427)		2	(3,183)
Realized gain distributions		199			63	7,632

Net realized gain (loss) on investments	(416)	(789)	(1,427)	0	65	4,449

Change in net unrealized appreciation (depreciation) on investments	(16,734)	(1,235)	(3,558)	(64)	(388)	(17,194)

Net realized and unrealized gain (loss) on investments	(17,150)	(2,024)	(4,985)	(64)	(323)	(12,745)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(16,556)	$(1,590)	$(601)	$(56)	$256	$(3,481)

	(1) For the period August 6, 2018 to December 31, 2018. (2) For the period April 20, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	PUTNAM VT EQUITY INCOME FUND	PUTNAM VT GLOBAL ASSET ALLOCATION FUND		PUTNAM VT GLOBAL EQUITY FUND	PUTNAM VT GROWTH OPPORTUNITIES FUND		PUTNAM VT INCOME FUND	PUTNAM VT INTERNATIONAL EQUITY FUND
			(1)
INVESTMENT INCOME:
Dividends	$455	$		$71	$		$1,806	$1,587

EXPENSES:
Mortality and expense risk	796		95	289		7,606	687	502
Administrative charges

Total expenses	796		95	289		7,606	687	502

NET INVESTMENT INCOME (LOSS)	(341)		(95)	(218)		(7,606)	1,119	1,085

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	73		(1)	85		10,880	(369)	(4,426)
Realized gain distributions	2,921					32,048

Net realized gain (loss) on investments	2,994		(1)	85		42,928	(369)	(4,426)

Change in net unrealized appreciation (depreciation) on investments	(8,935)		(2,414)	(4,268)		(51,708)	(1,207)	(21,311)

Net realized and unrealized gain (loss) on investments	(5,941)		(2,415)	(4,183)		(8,780)	(1,576)	(25,737)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,282)		$(2,510)	$(4,401)		$(16,386)	$(457)	$(24,652)

	(1) For the period November 26, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	PUTNAM VT INTERNATIONAL GROWTH FUND		PUTNAM VT INTERNATIONAL VALUE FUND	PUTNAM VT MORTGAGE SECURITIES FUND	PUTNAM VT MULTI-CAP CORE FUND	PUTNAM VT SMALL CAP GROWTH FUND		PUTNAM VT SMALL CAP VALUE FUND
			(1)
INVESTMENT INCOME:
Dividends	$		$145	$1,982	$674	$		$531

EXPENSES:
Mortality and expense risk		121	70	827	779		230	1,616
Administrative charges

Total expenses		121	70	827	779		230	1,616

NET INVESTMENT INCOME (LOSS)		(121)	75	1,155	(105)		(230)	(1,085)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		48	(6)	(24)	320		(10)	(539)
Realized gain distributions		811			5,815		2,806	40,541

Net realized gain (loss) on investments		859	(6)	(24)	6,135		2,796	40,002

Change in net unrealized appreciation (depreciation) on investments		(2,724)	(1,487)	(2,043)	(13,783)		(5,682)	(66,910)

Net realized and unrealized gain (loss) on investments		(1,865)	(1,493)	(2,067)	(7,648)		(2,886)	(26,908)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$(1,986)	$(1,418)	$(912)	$(7,753)		$(3,116)	$(27,993)

		(1) For the period March 8, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO		T. ROWE PRICE HEALTH SCIENCES PORTFOLIO		VAN ECK VIP GLOBAL HARD ASSETS FUND
INVESTMENT INCOME:
Dividends	$		$		$

EXPENSES:
Mortality and expense risk		18,686		7,108		3,107
Administrative charges

Total expenses		18,686		7,108		3,107

NET INVESTMENT INCOME (LOSS)		(18,686)		(7,108)		(3,107)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		42,876		11,052		(102)
Realized gain distributions		100,110		47,098

Net realized gain (loss) on investments		142,986		58,150		(102)

Change in net unrealized appreciation (depreciation) on investments		(313,408)		(83,078)		(84,468)

Net realized and unrealized gain (loss) on investments		(170,422)		(24,928)		(84,570)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$(189,108)		$(32,036)		$(87,677)

The accompanying notes are an integral part of these financial statements.	(Concluded	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	ALGER CAPITAL APPRECIATION PORTFOLIO		ALGER LARGE CAP GROWTH PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,938)	$(1,510)	$(1,504)	$(1,230)	$(887)	$(756)
Net realized gain (loss) on investments	25,021	9,040	18,522	9,025	8,872	1,473
Change in net unrealized appreciation (depreciation) on investments	(25,111)	23,223	(16,270)	12,365	(13,186)	12,404

Increase (decrease) in net assets resulting from operations	(2,028)	30,753	748	20,160	(5,201)	13,121

CONTRACT TRANSACTIONS:
Purchase payments
Transfers for contract benefits and terminations		(1)	(1)		(302)	(100)
Net transfers
Contract charges	(48)		(12)	7	(13)	6
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(48)	(1)	(13)	7	(315)	(94)

Total increase (decrease) in net assets	(2,076)	30,752	735	20,167	(5,516)	13,027

NET ASSETS:
Beginning of period	135,829	105,077	95,736	75,569	59,928	46,901

End of period	$133,753	$135,829	$96,471	$95,736	$54,412	$59,928

CHANGES IN UNITS OUTSTANDING:
Units issued
Units redeemed			(1)		(4)	(1)

Net increase (decrease)	0	0	(1)	0	(4)	(1)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	ALGER SMALL CAP GROWTH PORTFOLIO		ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO		ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,133)	$(1,707)	$1,768	$1,609	$9,112	$1,415
Net realized gain (loss) on investments	6,483	7	(604)	(978)	3,693	50
Change in net unrealized appreciation (depreciation) on investments	(4,294)	30,994	(51,093)	(8,542)	(44,036)	2,526

Increase (decrease) in net assets resulting from operations	56	29,294	(49,929)	(7,911)	(31,231)	3,991

CONTRACT TRANSACTIONS:
Purchase payments			56,651	242,646	151,469	46,243
Transfers for contract benefits and terminations	1	(1)	(3,537)	(4,219)	(318)
Net transfers			1,309	(75,264)	(16,938)	27,571
Contract charges	(10)	(4)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(9)	(5)	54,423	163,163	134,213	73,814

Total increase (decrease) in net assets	47	29,289	4,494	155,252	102,982	77,805

NET ASSETS:
Beginning of period	137,875	108,586	202,534	47,282	80,365	2,560

End of period	$137,922	$137,875	$207,028	$202,534	$183,347	$80,365

CHANGES IN UNITS OUTSTANDING:
Units issued			5,026	20,490	15,345	6,419
Units redeemed			(320)	(7,369)	(4,285)

Net increase (decrease)	0	0	4,706	13,121	11,060	6,419

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND		AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND		AMERICAN CENTURY INVESTMENTS VP VALUE FUND
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,897	$858	$332	$710	$1,591	$1,309
Net realized gain (loss) on investments	(162)	(246)	11,815	4,613	1,332	6,353
Change in net unrealized appreciation (depreciation) on investments	(8,733)	566	(71,445)	10,299	(45,514)	6,596

Increase (decrease) in net assets resulting from operations	(4,998)	1,178	(59,298)	15,622	(42,591)	14,258

CONTRACT TRANSACTIONS:
Purchase payments	176,053	21,597	251,323	154,205	187,331	254,611
Transfers for contract benefits and terminations	(1,384)		(7,751)	(4,280)	(7,053)	(4,869)
Net transfers	(398)	14,428	(17)	(14,831)	(2,800)	(100,403)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	174,271	36,025	243,555	135,094	177,478	149,339

Total increase (decrease) in net assets	169,273	37,203	184,257	150,716	134,887	163,597

NET ASSETS:
Beginning of period	55,965	18,762	192,036	41,320	263,881	100,284

End of period	$225,238	$55,965	$376,293	$192,036	$398,768	$263,881

CHANGES IN UNITS OUTSTANDING:
Units issued	17,538	5,388	19,822	13,139	16,632	23,137
Units redeemed	(289)	(1,859)	(765)	(1,257)	(1,641)	(10,241)

Net increase (decrease)	17,249	3,529	19,057	11,882	14,991	12,896

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND		AMERICAN FUNDS IS GROWTH FUND	AMERICAN FUNDS IS GROWTH- INCOME FUND	AMERICAN FUNDS IS INTERNATIONAL FUND
	2018	2017	2018	2018	2018	2017
		(1)	(2)	(3)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,554	$254	$(399)	$2,958	$4,755	$3,488
Net realized gain (loss) on investments	17,149	1	(38)	(40)	28,246	6,839
Change in net unrealized appreciation (depreciation) on investments	(78,598)	57	(21,607)	(47,752)	(118,382)	43,810

Increase (decrease) in net assets resulting from operations	(57,895)	312	(22,044)	(44,834)	(85,381)	54,137

CONTRACT TRANSACTIONS:
Purchase payments	579,403	15,415	215,625	388,704	169,949	220,757
Transfers for contract benefits and terminations	(1,620)				(5,933)	(18,002)
Net transfers	9,199		29,985	29,946	(2,682)	193,815
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	586,982	15,415	245,610	418,650	161,334	396,570

Total increase (decrease) in net assets	529,087	15,727	223,566	373,816	75,953	450,707

NET ASSETS:
Beginning of period	15,727	0	0	0	462,234	11,527

End of period	$544,814	$15,727	$223,566	$373,816	$538,187	$462,234

CHANGES IN UNITS OUTSTANDING:
Units issued	53,273	1,382	23,746	39,622	17,193	38,895
Units redeemed	(880)				(3,198)	(1,636)

Net increase (decrease)	52,393	1,382	23,746	39,622	13,995	37,259

	(1) For the period September 19, 2017 to December 31, 2017. (2) For the period May 15, 2018 to December 31, 2018. (3) For the period June 25, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	AMERICAN FUNDS IS NEW WORLD FUND		BLACKROCK GLOBAL ALLOCATION VI FUND		BLACKROCK HIGH YIELD VI FUND
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(408)	$20	$(438)	$2,314	$22,891	$9,780
Net realized gain (loss) on investments	7,393	(143)	43,589	8,665	1,441	1,252
Change in net unrealized appreciation (depreciation) on investments	(45,974)	4,932	(127,396)	58,232	(54,839)	2,314

Increase (decrease) in net assets resulting from operations	(38,989)	4,809	(84,245)	69,211	(30,507)	13,346

CONTRACT TRANSACTIONS:
Purchase payments	223,596	50,001	294,600	126,527	427,706	118,615
Transfers for contract benefits and terminations	(6,068)		(13,083)		(18,418)	(422)
Net transfers	(15)	(7,770)	21	(109)	105,775	(6,680)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	217,513	42,231	281,538	126,418	515,063	111,513

Total increase (decrease) in net assets	178,524	47,040	197,293	195,629	484,556	124,859

NET ASSETS:
Beginning of period	59,460	12,420	712,211	516,582	310,768	185,909

End of period	$237,984	$59,460	$909,504	$712,211	$795,324	$310,768

CHANGES IN UNITS OUTSTANDING:
Units issued	19,071	4,111	27,216	12,036	53,489	11,628
Units redeemed	(2,047)	(757)	(1,326)	(62)	(6,413)	(1,334)

Net increase (decrease)	17,024	3,354	25,890	11,974	47,076	10,294

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO		CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
	2018	2017	2018	2018	2017
		(1)	(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,821)	$(8)	$(306)	$(4,117)	$(284)
Net realized gain (loss) on investments	9,060	985	1,677	63,719	1,936
Change in net unrealized appreciation (depreciation) on investments	(23,179)	(269)	(16,399)	(95,734)	5,916

Increase (decrease) in net assets resulting from operations	(15,940)	708	(15,028)	(36,132)	7,568

CONTRACT TRANSACTIONS:
Purchase payments	278,902	26,570	116,550	408,118	45,192
Transfers for contract benefits and terminations	(2,295)		(1,806)	(9,229)
Net transfers	27,595		(8)	27,626	6,273
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	304,202	26,570	114,736	426,515	51,465

Total increase (decrease) in net assets	288,262	27,278	99,708	390,383	59,033

NET ASSETS:
Beginning of period	27,278	0	0	81,887	22,854

End of period	$315,540	$27,278	$99,708	$472,270	$81,887

CHANGES IN UNITS OUTSTANDING:
Units issued	26,121	2,398	11,357	34,503	5,293
Units redeemed	(394)		(538)	(2,455)	(861)

Net increase (decrease)	25,727	2,398	10,819	32,048	4,432

	(1) For the period November 7, 2017 to December 31, 2017.
	(2) For the period March 9, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND		COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND	DELAWARE VIP EMERGING MARKETS SERIES
	2018	2017	2018	2018	2017
			(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(5,537)	$(4,857)	$791	$4,742	$(615)
Net realized gain (loss) on investments	41,552	92,860	(4)	(5,182)	105,512
Change in net unrealized appreciation (depreciation) on investments	(72,144)	9,673	(949)	(61,198)	(8,622)

Increase (decrease) in net assets resulting from operations	(36,129)	97,676	(162)	(61,638)	96,275

CONTRACT TRANSACTIONS:
Purchase payments				188,329	171,602
Transfers for contract benefits and terminations	(1,721)	(5,959)		(800)
Net transfers			29,971	81,225	(323,762)
Contract charges	(195)	31
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(1,916)	(5,928)	29,971	268,754	(152,160)

Total increase (decrease) in net assets	(38,045)	91,748	29,809	207,116	(55,885)

NET ASSETS:
Beginning of period	386,962	295,214	0	109,060	164,945

End of period	$348,917	$386,962	$29,809	$316,176	$109,060

CHANGES IN UNITS OUTSTANDING:
Units issued	1	22	3,010	29,329	29,420
Units redeemed	(72)	(288)		(9,315)	(37,840)

Net increase (decrease)	(71)	(266)	3,010	20,014	(8,420)

	(1) For the period June 25, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES		DELAWARE VIP REIT SERIES		DELAWARE VIP SMALL CAP VALUE SERIES
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,102	$(25)	$699	$202	$(1,553)	$(841)
Net realized gain (loss) on investments	(421)	175	1,689	13,846	2,396	5,655
Change in net unrealized appreciation (depreciation) on investments	(10,390)	740	(15,844)	(14,126)	(76,652)	10,258

Increase (decrease) in net assets resulting from operations	(9,709)	890	(13,456)	(78)	(75,809)	15,072

CONTRACT TRANSACTIONS:
Purchase payments	13,767		50,818	28,649	67,055	187,286
Transfers for contract benefits and terminations			(7,722)	(6,053)	(568)
Net transfers	25,267	6,727	14,522	(21,565)	97,859	(9,002)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	39,034	6,727	57,618	1,031	164,346	178,284

Total increase (decrease) in net assets	29,325	7,617	44,162	953	88,537	193,356

NET ASSETS:
Beginning of period	15,663	8,046	122,534	121,581	202,522	9,166

End of period	$44,988	$15,663	$166,696	$122,534	$291,059	$202,522

CHANGES IN UNITS OUTSTANDING:
Units issued	4,430	1,253	6,339	2,651	22,883	15,657
Units redeemed	(1,253)	(787)	(815)	(2,158)	(12,649)	(938)

Net increase (decrease)	3,177	466	5,524	493	10,234	14,719

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	DIMENSIONAL VA INTERNATIONAL SMALL PORTFOLIO	DIMENSIONAL VA INTERNATIONAL VALUE PORTFOLIO	DIMENSIONAL VA US LARGE VALUE PORTFOLIO	DIMENSIONAL VA US TARGETED VALUE PORTFOLIO	DREYFUS IP TECHNOLOGY GROWTH PORTFOLIO
	2018	2018	2018	2018	2018	2017
	(1)	(1)	(1)	(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$329	$578	$1,758	$(5)	$(766)	$(609)
Net realized gain (loss) on investments	1,102	65	2,225	312	4,968	3,521
Change in net unrealized appreciation (depreciation) on investments	(6,563)	(4,952)	(12,682)	(1,260)	(5,855)	20,458

Increase (decrease) in net assets resulting from operations	(5,132)	(4,309)	(8,699)	(953)	(1,653)	23,370

CONTRACT TRANSACTIONS:
Purchase payments	24,123	24,123	96,495	5,496
Transfers for contract benefits and terminations					(380)
Net transfers	2,844	2,349	12,272
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	26,967	26,472	108,767	5,496	(380)	0

Total increase (decrease) in net assets	21,835	22,163	100,068	4,543	(2,033)	23,370

NET ASSETS:
Beginning of period	0	0	0	0	80,184	56,814

End of period	$21,835	$22,163	$100,068	$4,543	$78,151	$80,184

CHANGES IN UNITS OUTSTANDING:
Units issued	2,618	2,555	10,787	548
Units redeemed			(146)		(20)

Net increase (decrease)	2,618	2,555	10,641	548	(20)	0

	(1) For the period April 10, 2018 to December 31, 2018.
	(2) For the period April 24, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	DREYFUS SUSTAINABLE U.S. EQUITY PORTFOLIO, INC.		DREYFUS VIF GROWTH AND INCOME PORTFOLIO		DWS CAPITAL GROWTH VIP
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$21	$(16)	$(340)	$(326)	$(507)	$(206)
Net realized gain (loss) on investments	1,201	438	5,371	2,518	10,242	15,126
Change in net unrealized appreciation (depreciation) on investments	(1,584)	339	(8,310)	6,174	(11,707)	9,086

Increase (decrease) in net assets resulting from operations	(362)	761	(3,279)	8,366	(1,972)	24,006

CONTRACT TRANSACTIONS:
Purchase payments						48,737
Transfers for contract benefits and terminations	1		(99)	(409)	(8,397)	(4,364)
Net transfers						(69,548)
Contract charges	(7)	2	(9)	2
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(6)	2	(108)	(407)	(8,397)	(25,175)

Total increase (decrease) in net assets	(368)	763	(3,387)	7,959	(10,369)	(1,169)

NET ASSETS:
Beginning of period	6,316	5,553	54,612	46,653	94,226	95,395

End of period	$5,948	$6,316	$51,225	$54,612	$83,857	$94,226

CHANGES IN UNITS OUTSTANDING:
Units issued						4,585
Units redeemed			(2)	(7)	(635)	(4,354)

Net increase (decrease)	0	0	(2)	(7)	(635)	231

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	DWS GLOBAL SMALL CAP VIP	EATON VANCE VT FLOATING- RATE INCOME FUND		FEDERATED HIGH INCOME BOND FUND II
	2017	2018	2017	2018	2017
	(1)				(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$	$9,204	$4,238	$8,502	$(171)
Net realized gain (loss) on investments		246	104	(383)	2
Change in net unrealized appreciation (depreciation) on investments	1	(18,290)	(223)	(20,552)	314

Increase (decrease) in net assets resulting from operations	1	(8,840)	4,119	(12,433)	145

CONTRACT TRANSACTIONS:
Purchase payments		160,200	119,164	144,499	63,253
Transfers for contract benefits and terminations	(8)	(3,815)	(1,450)	(3,047)
Net transfers		50,911	9,049	99,238	23,300
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(8)	207,296	126,763	240,690	86,553

Total increase (decrease) in net assets	(7)	198,456	130,882	228,257	86,698

NET ASSETS:
Beginning of period	7	251,515	120,633	86,698	0

End of period	$0	$449,971	$251,515	$314,955	$86,698

CHANGES IN UNITS OUTSTANDING:
Units issued		19,675	12,190	24,228	8,495
Units redeemed		(503)	(137)	(412)

Net increase (decrease)	0	19,172	12,053	23,816	8,495

	(1) For the period January 1, 2017 to November 30, 2017.
	(2) For the period July 5, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	FIDELITY VIP ASSET MANAGER PORTFOLIO		FIDELITY VIP BALANCED PORTFOLIO		FIDELITY VIP CONTRAFUND PORTFOLIO
	2018	2017	2018	2017	2018	2017
				(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$732	$1,017	$10,352	$302	$(49)	$(23)
Net realized gain (loss) on investments	5,486	17,807	21,401	539	603	345
Change in net unrealized appreciation (depreciation) on investments	(17,257)	387	(113,531)	271	(1,063)	791

Increase (decrease) in net assets resulting from operations	(11,039)	19,211	(81,778)	1,112	(509)	1,113

CONTRACT TRANSACTIONS:
Purchase payments			390,553	174,511
Transfers for contract benefits and terminations	(1,516)	(2,028)	(8,011)	(2,002)	1	(1)
Net transfers			914,620
Contract charges	(48)	(6)			(4)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(1,564)	(2,034)	1,297,162	172,509	(3)	(1)

Total increase (decrease) in net assets	(12,603)	17,177	1,215,384	173,621	(512)	1,112

NET ASSETS:
Beginning of period	169,756	152,579	173,621	0	6,622	5,510

End of period	$157,153	$169,756	$1,389,005	$173,621	$6,110	$6,622

CHANGES IN UNITS OUTSTANDING:
Units issued		10	119,189	16,257
Units redeemed	(30)	(51)	(737)	(188)

Net increase (decrease)	(30)	(41)	118,452	16,069	0	0

	(1) For the period October 11, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO		FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO		FIDELITY VIP GROWTH PORTFOLIO
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$70	$(226)	$(227)	$(165)	$(180)	$(157)
Net realized gain (loss) on investments			1,949	2,633	2,311	1,631
Change in net unrealized appreciation (depreciation) on investments			(39)	1,739	(2,323)	2,299

Increase (decrease) in net assets resulting from operations	70	(226)	1,683	4,207	(192)	3,773

CONTRACT TRANSACTIONS:
Purchase payments
Transfers for contract benefits and terminations	(152)	(586)	(1,263)	(966)	(269)	(1,299)
Net transfers
Contract charges	(9)				(11)	14
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(161)	(586)	(1,263)	(966)	(280)	(1,285)

Total increase (decrease) in net assets	(91)	(812)	420	3,241	(472)	2,488

NET ASSETS:
Beginning of period	30,979	31,791	16,694	13,453	14,510	12,022

End of period	$30,888	$30,979	$17,114	$16,694	$14,038	$14,510

CHANGES IN UNITS OUTSTANDING:
Units issued		15
Units redeemed	(12)	(55)	(27)	(25)	(2)	(11)

Net increase (decrease)	(12)	(40)	(27)	(25)	(2)	(11)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	FIDELITY VIP HIGH INCOME PORTFOLIO		FIDELITY VIP INDEX 500 PORTFOLIO		FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO
	2018	2017	2018	2017	2018	2017
						(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,459	$2,315	$534	$463	$255	$7
Net realized gain (loss) on investments	(283)	(214)	5,863	1,398	1,097	10
Change in net unrealized appreciation (depreciation) on investments	(4,910)	973	(12,647)	17,875	(23,926)	1,855

Increase (decrease) in net assets resulting from operations	(2,734)	3,074	(6,250)	19,736	(22,574)	1,872

CONTRACT TRANSACTIONS:
Purchase payments					187,880	30,593
Transfers for contract benefits and terminations	(472)	(163)	(8,474)	(558)	(3,178)
Net transfers					(13)	(160)
Contract charges	(24)	3	(60)	(24)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(496)	(160)	(8,534)	(582)	184,689	30,433

Total increase (decrease) in net assets	(3,230)	2,914	(14,784)	19,154	162,115	32,305

NET ASSETS:
Beginning of period	59,386	56,472	118,197	99,043	32,305	0

End of period	$56,156	$59,386	$103,413	$118,197	$194,420	$32,305

CHANGES IN UNITS OUTSTANDING:
Units issued					19,305	2,775
Units redeemed	(8)	(3)	(23)	(2)	(2,729)	(15)

Net increase (decrease)	(8)	(3)	(23)	(2)	16,576	2,760

	(1) For the period May 30, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO		FIDELITY VIP OVERSEAS PORTFOLIO		FIRST TRUST/ DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
	2018	2017	2018	2017	2018	2017
						(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$130	$124	$117	$41	$473	$33
Net realized gain (loss) on investments	71	56	115	112	(4)	319
Change in net unrealized appreciation (depreciation) on investments	(438)	152	(11,955)	16,089	(3,040)	(46)

Increase (decrease) in net assets resulting from operations	(237)	332	(11,723)	16,242	(2,571)	306

CONTRACT TRANSACTIONS:
Purchase payments				2	68,461	7,875
Transfers for contract benefits and terminations					(794)
Net transfers					(498)
Contract charges	(8)	(5)	(3)	(3)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(8)	(5)	(3)	(1)	67,169	7,875

Total increase (decrease) in net assets	(245)	327	(11,726)	16,241	64,598	8,181

NET ASSETS:
Beginning of period	12,294	11,967	73,271	57,030	8,181	0

End of period	$12,049	$12,294	$61,545	$73,271	$72,779	$8,181

CHANGES IN UNITS OUTSTANDING:
Units issued					8,449	756
Units redeemed					(2,050)

Net increase (decrease)	0	0	0	0	6,399	756

	(1) For the period July 5, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	FRANKLIN INCOME VIP FUND		GOLDMAN SACHS VIT MULTI- STRATEGY ALTERNATIVES PORTFOLIO		GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND
	2018	2017	2018	2017	2018	2017
						(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$30,094	$9,270	$1,486	$567	$773	$40
Net realized gain (loss) on investments	4,685	37,520	(433)	(6)	19,961	578
Change in net unrealized appreciation (depreciation) on investments	(82,951)	(15,772)	(7,207)	1,250	(38,818)	(302)

Increase (decrease) in net assets resulting from operations	(48,172)	31,018	(6,154)	1,811	(18,084)	316

CONTRACT TRANSACTIONS:
Purchase payments	257,773	566,011	49,971		142,073	6,203
Transfers for contract benefits and terminations	(16,337)	(4,387)	(206)		(8,347)	(1,232)
Net transfers	(10,640)	(236,255)	(580)	1,622	(10)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	230,796	325,369	49,185	1,622	133,716	4,971

Total increase (decrease) in net assets	182,624	356,387	43,031	3,433	115,632	5,287

NET ASSETS:
Beginning of period	640,547	284,160	44,427	40,994	5,287	0

End of period	$823,171	$640,547	$87,458	$44,427	$120,919	$5,287

CHANGES IN UNITS OUTSTANDING:
Units issued	22,849	52,065	5,484	173	13,298	497
Units redeemed	(2,399)	(23,078)	(324)	(8)	(3,791)	(96)

Net increase (decrease)	20,450	28,987	5,160	165	9,507	401

	(1) For the period September 18, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	GREAT-WEST AGGRESSIVE PROFILE FUND		GREAT-WEST ARIEL MID CAP VALUE FUND		GREAT-WEST BOND INDEX FUND
	2018	2017	2018	2017	2018	2017
		(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,909	$891	$(256)	$472	$959	$(12)
Net realized gain (loss) on investments	23,652	3,405	140	3,091	(292)	354
Change in net unrealized appreciation (depreciation) on investments	(52,554)	(2,000)	(8,742)	1,490	(2,459)	2,214

Increase (decrease) in net assets resulting from operations	(25,993)	2,296	(8,858)	5,053	(1,792)	2,556

CONTRACT TRANSACTIONS:
Purchase payments	143,898	73,888	14,238	326	103,444	118,492
Transfers for contract benefits and terminations	(11,122)		(253)		(5,504)	(43,245)
Net transfers	(10)		1,985		22,138	(72,274)
Contract charges
Adjustments to net assets allocated to contracts in payout phase					(2,583)	(3,666)

Increase (decrease) in net assets resulting from contract transactions	132,766	73,888	15,970	326	117,495	(693)

Total increase (decrease) in net assets	106,773	76,184	7,112	5,379	115,703	1,863

NET ASSETS:
Beginning of period	76,184	0	42,246	36,867	184,331	182,468

End of period	$182,957	$76,184	$49,358	$42,246	$300,034	$184,331

CHANGES IN UNITS OUTSTANDING:
Units issued	12,637	6,809	1,449	26	13,988	10,998
Units redeemed	(974)		(28)		(2,249)	(11,501)

Net increase (decrease)	11,663	6,809	1,421	26	11,739	(503)

	(1) For the period September 19, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L		GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS		GREAT-WEST CONSERVATIVE PROFILE I FUND
	2018	2017	2018	2017	2017
		(1)		(2)	(3)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$9,238	$3,955	$35,427	$8,362	$5,070
Net realized gain (loss) on investments	16,180	7,183	40,978	14,803	9,199
Change in net unrealized appreciation (depreciation) on investments	(57,501)	(3,906)	(128,675)	(5,195)	3,244

Increase (decrease) in net assets resulting from operations	(32,083)	7,232	(52,270)	17,970	17,513

CONTRACT TRANSACTIONS:
Purchase payments	581,469	399,924		162,993	360,837
Transfers for contract benefits and terminations	(12,079)	(3,404)	(2,667)	(1,202)	(2,386)
Net transfers	(332,769)	184,987	811,420	578,150	(693,572)
Contract charges	(9,613)	(582)	(782)	(305)	(178)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	227,008	580,925	807,971	739,636	(335,299)

Total increase (decrease) in net assets	194,925	588,157	755,701	757,606	(317,786)

NET ASSETS:
Beginning of period	588,157	0	757,606	0	317,786

End of period	$783,082	$588,157	$1,513,307	$757,606	$0

CHANGES IN UNITS OUTSTANDING:
Units issued	56,898	57,368	78,829	105,781	34,893
Units redeemed	(34,463)	(406)	(348)	(32,621)	(61,229)

Net increase (decrease)	22,435	56,962	78,481	73,160	(26,336)

	(1) For the period May 30, 2017 to December 31, 2017.
	(2) For the period July 5, 2017 to December 31, 2017.
	(3) For the period January 1, 2017 to July 17, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	GREAT-WEST CORE BOND FUND		GREAT-WEST EMERGING MARKETS EQUITY FUND	GREAT-WEST GLOBAL BOND FUND
	2018	2017	2018	2018	2017
			(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,516	$1,443	$20	$4,383	$267
Net realized gain (loss) on investments	478	(19)		1,557	131
Change in net unrealized appreciation (depreciation) on investments	(4,162)	1,734	(56)	(11,155)	(177)

Increase (decrease) in net assets resulting from operations	(1,168)	3,158	(36)	(5,215)	221

CONTRACT TRANSACTIONS:
Purchase payments		3,103	3,140	347,819	22,388
Transfers for contract benefits and terminations				(753)
Net transfers	27,389	5,044		(24)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	27,389	8,147	3,140	347,042	22,388

Total increase (decrease) in net assets	26,221	11,305	3,104	341,827	22,609

NET ASSETS:
Beginning of period	101,284	89,979	0	70,567	47,958

End of period	$127,505	$101,284	$3,104	$412,394	$70,567

CHANGES IN UNITS OUTSTANDING:
Units issued	4,435	744	380	36,677	2,297
Units redeemed	(1,773)	(2)		(752)

Net increase (decrease)	2,662	742	380	35,925	2,297

	(1) For the period November 14, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	GREAT-WEST GOVERNMENT MONEY MARKET FUND		GREAT-WEST INFLATION- PROTECTED SECURITIES FUND	GREAT-WEST INTERNATIONAL GROWTH FUND
	2018	2017	2018	2018	2017
			(1)		(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$18,082	$(2,334)	$396	$(1,224)	$19
Net realized gain (loss) on investments				14,509	539
Change in net unrealized appreciation (depreciation) on investments			(396)	(38,420)	2,076

Increase (decrease) in net assets resulting from operations	18,082	(2,334)	0	(25,135)	2,634

CONTRACT TRANSACTIONS:
Purchase payments	2,798,807	2,036,280	13,213	129,491	12,095
Transfers for contract benefits and terminations	(241,447)	(1,544,372)		(775)
Net transfers	(3,806,661)	(1,612,988)	(1)	(2,121)	4,455
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(1,249,301)	(1,121,080)	13,212	126,595	16,550

Total increase (decrease) in net assets	(1,231,219)	(1,123,414)	13,212	101,460	19,184

NET ASSETS:
Beginning of period	3,570,079	4,693,493	0	19,184	0

End of period	$2,338,860	$3,570,079	$13,212	$120,644	$19,184

CHANGES IN UNITS OUTSTANDING:
Units issued	911,201	505,332	1,338	11,764	1,727
Units redeemed	(1,038,060)	(621,626)		(269)

Net increase (decrease)	(126,859)	(116,294)	1,338	11,495	1,727

	(1) For the period November 7, 2018 to December 31, 2018.
	(2) For the period March 8, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	GREAT-WEST INTERNATIONAL INDEX FUND		GREAT-WEST INTERNATIONAL VALUE FUND		GREAT-WEST INVESCO SMALL CAP VALUE FUND
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$8,782	$7,278	$1,499	$309	$3,890	$(925)
Net realized gain (loss) on investments	10,837	17,890	78,665	10,894	8,331	13,966
Change in net unrealized appreciation (depreciation) on investments	(128,634)	82,181	(145,880)	41,667	(45,743)	(5,717)

Increase (decrease) in net assets resulting from operations	(109,015)	107,349	(65,716)	52,870	(33,522)	7,324

CONTRACT TRANSACTIONS:
Purchase payments	46,522	237,122	99,730	92,119	85,457	144,131
Transfers for contract benefits and terminations	(20,731)	(20,935)	(16,667)	(7,661)	(7,842)
Net transfers	167,323	(128,177)	47,976	(11,023)	5,061	(13,757)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	193,114	88,010	131,039	73,435	82,676	130,374

Total increase (decrease) in net assets	84,099	195,359	65,323	126,305	49,154	137,698

NET ASSETS:
Beginning of period	583,520	388,161	307,726	181,421	146,943	9,245

End of period	$667,619	$583,520	$373,049	$307,726	$196,097	$146,943

CHANGES IN UNITS OUTSTANDING:
Units issued	17,622	21,835	12,460	8,642	8,005	14,062
Units redeemed	(1,431)	(11,943)	(1,273)	(1,885)	(876)	(2,307)

Net increase (decrease)	16,191	9,892	11,187	6,757	7,129	11,755

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	GREAT-WEST LARGE CAP GROWTH FUND		GREAT-WEST LIFETIME 2020 FUND		GREAT-WEST LIFETIME 2025 FUND
	2018	2017	2018	2017	2018	2017
				(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,799)	$252	$3,950	$3,987	$4,573	$2,900
Net realized gain (loss) on investments	59,504	6,135	5,805	666	21,960	9,119
Change in net unrealized appreciation (depreciation) on investments	(72,882)	3,202	(24,851)	(3,077)	(60,094)	2,592

Increase (decrease) in net assets resulting from operations	(15,177)	9,589	(15,096)	1,576	(33,561)	14,611

CONTRACT TRANSACTIONS:
Purchase payments	111,573	84,891	76,569	182,985	182,178	245,484
Transfers for contract benefits and terminations		(2,475)
Net transfers	54,303	(38)	(5)		(13)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	165,876	82,378	76,564	182,985	182,165	245,484

Total increase (decrease) in net assets	150,699	91,967	61,468	184,561	148,604	260,095

NET ASSETS:
Beginning of period	116,224	24,257	184,561	0	333,313	73,218

End of period	$266,923	$116,224	$246,029	$184,561	$481,917	$333,313

CHANGES IN UNITS OUTSTANDING:
Units issued	13,068	6,646	6,700	15,973	15,690	21,368
Units redeemed	(1,498)	(194)

Net increase (decrease)	11,570	6,452	6,700	15,973	15,690	21,368

	(1) For the period December 8, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2030 FUND		GREAT-WEST LIFETIME 2035 FUND		GREAT-WEST LIFETIME 2040 FUND
	2018	2017	2018	2017	2018	2017
		(1)				(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,287	$4,659	$4,245	$2,785	$171	$283
Net realized gain (loss) on investments	10,523	923	19,251	8,776	434	161
Change in net unrealized appreciation (depreciation) on investments	(42,840)	(2,933)	(48,816)	18,143	(1,685)	(208)

Increase (decrease) in net assets resulting from operations	(27,030)	2,649	(25,320)	29,704	(1,080)	236

CONTRACT TRANSACTIONS:
Purchase payments	163,768	203,966	113,622			10,719
Transfers for contract benefits and terminations	(4,358)
Net transfers	(11)		7,992
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	159,399	203,966	121,614	0	0	10,719

Total increase (decrease) in net assets	132,369	206,615	96,294	29,704	(1,080)	10,955

NET ASSETS:
Beginning of period	206,615	0	194,098	164,394	10,955	0

End of period	$338,984	$206,615	$290,392	$194,098	$9,875	$10,955

CHANGES IN UNITS OUTSTANDING:
Units issued	13,702	17,099	10,025			873
Units redeemed	(356)

Net increase (decrease)	13,346	17,099	10,025	0	0	873

	(1) For the period September 19, 2017 to December 31, 2017.
	(2) For the period November 21, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND		GREAT-WEST MID CAP VALUE FUND		GREAT-WEST MODERATE PROFILE FUND CLASS L
	2018	2017	2018	2017	2018	2017
						(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,510)	$(2,305)	$12,072	$8,983	$57,456	$13,753
Net realized gain (loss) on investments	9,975	18,664	9,962	5,251	439,010	53,256
Change in net unrealized appreciation (depreciation) on investments	(42,612)	1,891	(64,413)	(1,219)	(1,339,514)	(16,293)

Increase (decrease) in net assets resulting from operations	(35,147)	18,250	(42,379)	13,015	(843,048)	50,716

CONTRACT TRANSACTIONS:
Purchase payments	7,833	109,727	223,984	108,247	6,650,564	2,396,158
Transfers for contract benefits and terminations	(10,306)	(3,502)	(8,612)	(452)	(266,761)	(4,012)
Net transfers	(58,547)	(28,416)	9,990		2,099,165	74,550
Contract charges					(91,760)	(1,163)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(61,020)	77,809	225,362	107,795	8,391,208	2,465,533

Total increase (decrease) in net assets	(96,167)	96,059	182,983	120,810	7,548,160	2,516,249

NET ASSETS:
Beginning of period	237,809	141,750	133,369	12,559	2,516,249	0

End of period	$141,642	$237,809	$316,352	$133,369	$10,064,409	$2,516,249

CHANGES IN UNITS OUTSTANDING:
Units issued	661	9,785	18,665	9,356	817,602	236,031
Units redeemed	(5,986)	(2,465)	(669)	(127)	(34,030)	(509)

Net increase (decrease)	(5,325)	7,320	17,996	9,229	783,572	235,522

	(1) For the period May 15, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS		GREAT-WEST MODERATE PROFILE I FUND	GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND		GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND
	2018	2017	2017	2018	2017	2017
		(1)	(2)		(3)	(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$94,079	$59,641	$5,423	$31,746	$21,491	$4,743
Net realized gain (loss) on investments	318,009	169,794	161,136	109,956	33,109	(4,764)
Change in net unrealized appreciation (depreciation) on investments	(774,382)	(44,112)	42,103	(256,374)	1,871	36,352

Increase (decrease) in net assets resulting from operations	(362,294)	185,323	208,662	(114,672)	56,471	36,331

CONTRACT TRANSACTIONS:
Purchase payments	961,276	236,912	1,816,413	265,674	587,271	160,685
Transfers for contract benefits and terminations	(87,911)	(103,208)	(12,846)
Net transfers	221,068	3,902,194	(3,709,136)	(18)	541,511	(541,511)
Contract charges	(44,022)	(16,192)	(8,434)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	1,050,411	4,019,706	(1,914,003)	265,656	1,128,782	(380,826)

Total increase (decrease) in net assets	688,117	4,205,029	(1,705,341)	150,984	1,185,253	(344,495)

NET ASSETS:
Beginning of period	4,205,029	0	1,705,341	1,185,253	0	344,495

End of period	$4,893,146	$4,205,029	$0	$1,336,237	$1,185,253	$0

CHANGES IN UNITS OUTSTANDING:
Units issued	125,456	404,301	185,656	24,661	108,604	15,133
Units redeemed	(24,935)	(11,887)	(334,729)			(38,150)

Net increase (decrease)	100,521	392,414	(149,073)	24,661	108,604	(23,017)

	(1) For the period May 26, 2017 to December 31, 2017.
	(2) For the period January 1, 2017 to July 17, 2017.
	(3) For the period July 11, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L		GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS		GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND
	2018	2017	2018	2017	2017
		(1)		(2)	(3)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$21,244	$6,635	$9,463	$4,055	$1,688
Net realized gain (loss) on investments	65,541	9,514	24,447	7,010	10,456
Change in net unrealized appreciation (depreciation) on investments	(193,993)	(947)	(69,629)	1,163	(2,022)

Increase (decrease) in net assets resulting from operations	(107,208)	15,202	(35,719)	12,228	10,122

CONTRACT TRANSACTIONS:
Purchase payments	1,374,149	463,372	257,590		109,999
Transfers for contract benefits and terminations	(126,977)	(3,426)		(484)
Net transfers	(101,311)	184,987	(18)	316,416	(233,210)
Contract charges	(18,008)	(782)	(3,611)	(1,384)	(892)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	1,127,853	644,151	253,961	314,548	(124,103)

Total increase (decrease) in net assets	1,020,645	659,353	218,242	326,776	(113,981)

NET ASSETS:
Beginning of period	659,353	0	326,776	0	113,981

End of period	$1,679,998	$659,353	$545,018	$326,776	$0

CHANGES IN UNITS OUTSTANDING:
Units issued	131,095	63,257	24,322	31,240	10,276
Units redeemed	(23,638)	(424)	(348)	(181)	(21,068)

Net increase (decrease)	107,457	62,833	23,974	31,059	(10,792)

	(1) For the period May 30, 2017 to December 31, 2017.
	(2) For the period May 19, 2017 to December 31, 2017.
	(3) For the period January 1, 2017 to July 17, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	GREAT-WEST MULTI-SECTOR BOND FUND		GREAT-WEST PUTNAM EQUITY INCOME FUND		GREAT-WEST PUTNAM HIGH YIELD BOND FUND
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$12,943	$5,073	$1,167	$(722)	$37,994	$21,949
Net realized gain (loss) on investments	7,599	413	40,977	22,810	389	5,552
Change in net unrealized appreciation (depreciation) on investments	(53,630)	16,969	(96,970)	6,135	(69,916)	(7,967)

Increase (decrease) in net assets resulting from operations	(33,088)	22,455	(54,826)	28,223	(31,533)	19,534

CONTRACT TRANSACTIONS:
Purchase payments	271,293	255,151	213,229	208,771	150,431	258,292
Transfers for contract benefits and terminations	(18,945)	(15,897)	(9,912)	(4,420)	(13,691)	(6,915)
Net transfers	48,453	20,819	38,082	17,576	72,563	(105,009)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	300,801	260,073	241,399	221,927	209,303	146,368

Total increase (decrease) in net assets	267,713	282,528	186,573	250,150	177,770	165,902

NET ASSETS:
Beginning of period	619,646	337,118	305,882	55,732	448,034	282,132

End of period	$887,359	$619,646	$492,455	$305,882	$625,804	$448,034

CHANGES IN UNITS OUTSTANDING:
Units issued	32,366	26,271	28,030	23,490	20,437	24,881
Units redeemed	(4,170)	(1,960)	(8,355)	(4,533)	(1,465)	(9,187)

Net increase (decrease)	28,196	24,311	19,675	18,957	18,972	15,694

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	GREAT-WEST REAL ESTATE INDEX FUND		GREAT-WEST S&P 500® INDEX FUND		GREAT-WEST S&P MID CAP 400® INDEX FUND
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,209	$(155)	$6,290	$12,863	$(3,783)	$(2,016)
Net realized gain (loss) on investments	5,037	8,555	927,070	257,692	164,926	90,324
Change in net unrealized appreciation (depreciation) on investments	(25,276)	(4,191)	(1,505,503)	481,419	(461,713)	97,986

Increase (decrease) in net assets resulting from operations	(17,030)	4,209	(572,143)	751,974	(300,570)	186,294

CONTRACT TRANSACTIONS:
Purchase payments	40,596	105,004	2,025,053	2,135,311	505,328	817,341
Transfers for contract benefits and terminations	(5,225)	(3,612)	(162,306)	(162,949)	(55,120)	(33,718)
Net transfers	21,825	12,166	899,870	795,180	40,126	223,890
Contract charges
Adjustments to net assets allocated to contracts in payout phase			(2,909)	(4,630)

Increase (decrease) in net assets resulting from contract transactions	57,196	113,558	2,759,708	2,762,912	490,334	1,007,513

Total increase (decrease) in net assets	40,166	117,767	2,187,565	3,514,886	189,764	1,193,807

NET ASSETS:
Beginning of period	274,213	156,446	5,716,449	2,201,563	1,840,583	646,776

End of period	$314,379	$274,213	$7,904,014	$5,716,449	$2,030,347	$1,840,583

CHANGES IN UNITS OUTSTANDING:
Units issued	6,119	10,658	725,354	322,298	47,659	85,734
Units redeemed	(573)	(318)	(508,687)	(94,324)	(7,589)	(3,036)

Net increase (decrease)	5,546	10,340	216,667	227,974	40,070	82,698

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	GREAT-WEST S&P SMALL CAP 600® INDEX FUND		GREAT-WEST SECUREFOUNDATION® BALANCED FUND		GREAT-WEST SHORT DURATION BOND FUND
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$7,269	$13,773	$185,394	$102,593	$15,107	$5,645
Net realized gain (loss) on investments	239,401	132,084	976,536	301,140	(429)	92
Change in net unrealized appreciation (depreciation) on investments	(478,673)	15,115	(2,494,789)	715,673	(12,743)	1,240

Increase (decrease) in net assets resulting from operations	(232,003)	160,972	(1,332,859)	1,119,406	1,935	6,977

CONTRACT TRANSACTIONS:
Purchase payments	487,251	611,990	7,714,890	3,947,704	4,443	296,896
Transfers for contract benefits and terminations	(61,034)	(53,323)	(477,843)	(334,315)	(22,417)	(76,902)
Net transfers	85,052	272,734	(387,634)		18,695	727,751
Contract charges			(197,389)	(93,421)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	511,269	831,401	6,652,024	3,519,968	721	947,745

Total increase (decrease) in net assets	279,266	992,373	5,319,165	4,639,374	2,656	954,722

NET ASSETS:
Beginning of period	1,611,654	619,281	12,753,488	8,114,114	1,049,352	94,630

End of period	$1,890,920	$1,611,654	$18,072,653	$12,753,488	$1,052,008	$1,049,352

CHANGES IN UNITS OUTSTANDING:
Units issued	46,385	68,220	706,817	359,352	2,368	97,914
Units redeemed	(6,786)	(4,414)	(147,378)	(41,231)	(2,295)	(7,880)

Net increase (decrease)	39,599	63,806	559,439	318,121	73	90,034

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	GREAT-WEST SMALL CAP GROWTH FUND		GREAT-WEST STOCK INDEX FUND	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
	2018	2017	2017	2018	2017
			(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,198	$(191)	$4,436	$(4,568)	$(542)
Net realized gain (loss) on investments	19,873	1,518	33,205	56,421	22,496
Change in net unrealized appreciation (depreciation) on investments	(43,513)	1,650	6,384	(90,047)	38,564

Increase (decrease) in net assets resulting from operations	(18,442)	2,977	44,025	(38,194)	60,518

CONTRACT TRANSACTIONS:
Purchase payments	53,256	7,306	95,366	311,017	95,491
Transfers for contract benefits and terminations	(1,476)	(5,016)	(1,572)	(27,845)	(10,739)
Net transfers	54,423		(464,451)	85,235	86,287
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	106,203	2,290	(370,657)	368,407	171,039

Total increase (decrease) in net assets	87,761	5,267	(326,632)	330,213	231,557

NET ASSETS:
Beginning of period	20,027	14,760	326,632	407,534	175,977

End of period	$107,788	$20,027	$0	$737,747	$407,534

CHANGES IN UNITS OUTSTANDING:
Units issued	8,558	598	18,009	35,270	13,806
Units redeemed	(1,601)	(424)	(38,390)	(6,606)	(1,698)

Net increase (decrease)	6,957	174	(20,381)	28,664	12,108

	(1) For the period January 1, 2017 to July 17, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	GREAT-WEST U.S. GOVERNMENT SECURITIES FUND		INVESCO V.I. GLOBAL REAL ESTATE FUND		INVESCO V.I. GROWTH & INCOME FUND
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$11,502	$4,265	$1,148	$440	$8,593	$5,523
Net realized gain (loss) on investments	(5,062)	95	626	770	63,475	25,003
Change in net unrealized appreciation (depreciation) on investments	(4,614)	1,322	(4,550)	1,876	(171,102)	29,646

Increase (decrease) in net assets resulting from operations	1,826	5,682	(2,776)	3,086	(99,034)	60,172

CONTRACT TRANSACTIONS:
Purchase payments	1,152,391	147,055	8,602	2,500	103,142	170,563
Transfers for contract benefits and terminations	(11,919)	(41,664)	(4,264)	(1,971)	(16,503)	(34,467)
Net transfers	(729,093)	384,375	12,120	(11,763)	(7)	310,175
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	411,379	489,766	16,458	(11,234)	86,632	446,271

Total increase (decrease) in net assets	413,205	495,448	13,682	(8,148)	(12,402)	506,443

NET ASSETS:
Beginning of period	582,422	86,974	24,894	33,042	616,203	109,760

End of period	$995,627	$582,422	$38,576	$24,894	$603,801	$616,203

CHANGES IN UNITS OUTSTANDING:
Units issued	148,290	50,469	1,598	252	8,464	33,560
Units redeemed	(107,106)	(3,850)	(398)	(1,350)	(996)	(1,805)

Net increase (decrease)	41,184	46,619	1,200	(1,098)	7,468	31,755

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	INVESCO V.I. INTERNATIONAL GROWTH FUND		INVESCO V.I. SMALL CAP EQUITY FUND		IVY VIP ENERGY FUND
	2018	2017	2018	2017	2018	2017
				(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,338	$1,277	$(125)	$(83)	$(2,189)	$19
Net realized gain (loss) on investments	1,397	68	738	458	(11,825)	(3,875)
Change in net unrealized appreciation (depreciation) on investments	(31,670)	24,931	(2,286)	606	(56,246)	(4,442)

Increase (decrease) in net assets resulting from operations	(27,935)	26,276	(1,673)	981	(70,260)	(8,298)

CONTRACT TRANSACTIONS:
Purchase payments	12,813	22,828		9,287	95,352	101,043
Transfers for contract benefits and terminations	(1,055)	(426)			(3,508)	(1,741)
Net transfers	7,199	6,000			(14,541)	(16,288)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	18,957	28,402	0	9,287	77,303	83,014

Total increase (decrease) in net assets	(8,978)	54,678	(1,673)	10,268	7,043	74,716

NET ASSETS:
Beginning of period	162,879	108,201	10,268	0	118,028	43,312

End of period	$153,901	$162,879	$8,595	$10,268	$125,071	$118,028

CHANGES IN UNITS OUTSTANDING:
Units issued	1,701	2,678		940	9,940	9,992
Units redeemed	(102)	(42)			(2,730)	(2,144)

Net increase (decrease)	1,599	2,636	0	940	7,210	7,848

	(1) For the period April 13, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT BALANCED PORTFOLIO		JANUS HENDERSON VIT ENTERPRISE PORTFOLIO		JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$15,103	$13,406	$(4,339)	$(103)	$6,264	$2,313
Net realized gain (loss) on investments	270,762	7,924	24,806	24,049	(3,697)	(57)
Change in net unrealized appreciation (depreciation) on investments	(219,874)	196,291	(66,126)	7,838	(6,156)	834

Increase (decrease) in net assets resulting from operations	65,991	217,621	(45,659)	31,784	(3,589)	3,090

CONTRACT TRANSACTIONS:
Purchase payments	248,738	2,414,265	357,576	128,011	280,571	24,866
Transfers for contract benefits and terminations	(23,773)	(50,656)	(2,570)	(5,347)	(3,383)	(2,717)
Net transfers	(2,257,405)	82,861	114,940	(105,616)	53,825	10,054
Contract charges
Adjustments to net assets allocated to contracts in payout phase	(3,105)	(4,317)

Increase (decrease) in net assets resulting from contract transactions	(2,035,545)	2,442,153	469,946	17,048	331,013	32,203

Total increase (decrease) in net assets	(1,969,554)	2,659,774	424,287	48,832	327,424	35,293

NET ASSETS:
Beginning of period	3,039,116	379,342	166,957	118,125	180,103	144,810

End of period	$1,069,562	$3,039,116	$591,244	$166,957	$507,527	$180,103

CHANGES IN UNITS OUTSTANDING:
Units issued	39,270	221,452	35,015	11,907	39,077	3,289
Units redeemed	(205,700)	(3,178)	(2,567)	(10,364)	(5,799)	(267)

Net increase (decrease)	(166,430)	218,274	32,448	1,543	33,278	3,022

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	JANUS HENDERSON VIT OVERSEAS PORTFOLIO		JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO	JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO
	2018	2017	2018	2018	2018	2017
			(1)	(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$222	$157	$(326)	$(15)	$(180)	$(135)
Net realized gain (loss) on investments	(239)	(297)	21	(1)	4,045	1
Change in net unrealized appreciation (depreciation) on investments	(10,396)	14,768	(1,655)	(881)	(2,746)	5,841

Increase (decrease) in net assets resulting from operations	(10,413)	14,628	(1,960)	(897)	1,119	5,707

CONTRACT TRANSACTIONS:
Purchase payments	1		45,232	5,801		326
Transfers for contract benefits and terminations			(780)		(280)
Net transfers			(561)
Contract charges	(3)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(2)	0	43,891	5,801	(280)	326

Total increase (decrease) in net assets	(10,415)	14,628	41,931	4,904	839	6,033

NET ASSETS:
Beginning of period	64,543	49,915	0	0	25,391	19,358

End of period	$54,128	$64,543	$41,931	$4,904	$26,230	$25,391

CHANGES IN UNITS OUTSTANDING:
Units issued			4,325	572		31
Units redeemed			(131)		(18)

Net increase (decrease)	0	0	4,194	572	(18)	31

	(1) For the period February 13, 2018 to December 31, 2018.
	(2) For the period August 1, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO		MFS VIT II TECHNOLOGY PORTFOLIO		MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO
	2018	2017	2018	2017	2018	2017
						(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$400	$14	$(10,523)	$(3,254)	$(213)	$(42)
Net realized gain (loss) on investments	6,323	297	147,317	145,649	5,205	1
Change in net unrealized appreciation (depreciation) on investments	(18,979)	1,996	(176,618)	74,747	(10,322)	1,347

Increase (decrease) in net assets resulting from operations	(12,256)	2,307	(39,824)	217,142	(5,330)	1,306

CONTRACT TRANSACTIONS:
Purchase payments	16,226		472,627	355,949	20,114	26,756
Transfers for contract benefits and terminations			(89,522)	(72,772)
Net transfers	75,985		117,561	(306,158)	10,004
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	92,211	0	500,666	(22,981)	30,118	26,756

Total increase (decrease) in net assets	79,955	2,307	460,842	194,161	24,788	28,062

NET ASSETS:
Beginning of period	14,436	12,129	850,345	656,184	28,062	0

End of period	$94,391	$14,436	$1,311,187	$850,345	$52,850	$28,062

CHANGES IN UNITS OUTSTANDING:
Units issued	9,356		48,815	55,680	2,593	2,560
Units redeemed	(2,093)		(18,367)	(59,012)

Net increase (decrease)	7,263	0	30,448	(3,332)	2,593	2,560

	(1) For the period November 14, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO		NVIT EMERGING MARKETS FUND		OPPENHEIMER INTERNATIONAL GROWTH FUND/VA
	2018	2017	2018	2017	2018
					(1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(706)	$15	$(58)	$(22)	$(365)
Net realized gain (loss) on investments	7,626	589	17	23	(143)
Change in net unrealized appreciation (depreciation) on investments	(19,128)	1,921	(1,063)	1,659	(12,577)

Increase (decrease) in net assets resulting from operations	(12,208)	2,525	(1,104)	1,660	(13,085)

CONTRACT TRANSACTIONS:
Purchase payments	92,607	1			101,203
Transfers for contract benefits and terminations				(51)	(856)
Net transfers	29,966				29,993
Contract charges			(3)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	122,573	1	(3)	(51)	130,340

Total increase (decrease) in net assets	110,365	2,526	(1,107)	1,609	117,255

NET ASSETS:
Beginning of period	16,700	14,174	5,852	4,243	0

End of period	$127,065	$16,700	$4,745	$5,852	$117,255

CHANGES IN UNITS OUTSTANDING:
Units issued	9,830				13,622
Units redeemed				(4)	(391)

Net increase (decrease)	9,830	0	0	(4)	13,231

	(1) For the period January 10, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	OPPENHEIMER MAIN STREET SMALL CAP FUND/VA		PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO		PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,125)	$(420)	$594	$3,219	$434	$365
Net realized gain (loss) on investments	27,037	10,758	(416)	(145)	(789)	(3,396)
Change in net unrealized appreciation (depreciation) on investments	(94,062)	(563)	(16,734)	(1,945)	(1,235)	5,871

Increase (decrease) in net assets resulting from operations	(70,150)	9,775	(16,556)	1,129	(1,590)	2,840

CONTRACT TRANSACTIONS:
Purchase payments	341,561	92,208	79,148	15,862	10,343	19,789
Transfers for contract benefits and terminations	(6,582)	(9,377)	(1,158)	(828)	(8,541)	(7,644)
Net transfers	(4,363)	(23,534)	(5)		(41)	(15,079)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	330,616	59,297	77,985	15,034	1,761	(2,934)

Total increase (decrease) in net assets	260,466	69,072	61,429	16,163	171	(94)

NET ASSETS:
Beginning of period	132,253	63,181	49,140	32,977	42,742	42,836

End of period	$392,719	$132,253	$110,569	$49,140	$42,913	$42,742

CHANGES IN UNITS OUTSTANDING:
Units issued	33,356	8,955	9,220	1,862	1,082	2,078
Units redeemed	(6,608)	(3,720)	(175)	(139)	(903)	(2,409)

Net increase (decrease)	26,748	5,235	9,045	1,723	179	(331)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	PIMCO VIT LOW DURATION PORTFOLIO		PIMCO VIT REAL RETURN PORTFOLIO		PIMCO VIT SHORT TERM PORTFOLIO
	2018	2017	2018	2017	2018
			(1)	(2)	(3)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,384	$2,537	$8	$(1)	$579
Net realized gain (loss) on investments	(1,427)	(1,109)		(152)	65
Change in net unrealized appreciation (depreciation) on investments	(3,558)	1,127	(64)	159	(388)

Increase (decrease) in net assets resulting from operations	(601)	2,555	(56)	6	256

CONTRACT TRANSACTIONS:
Purchase payments	44,867		31,176		6,196
Transfers for contract benefits and terminations	(26,881)	(28,864)
Net transfers	14,665	(7,924)	(2)	(7,810)	43,709
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	32,651	(36,788)	31,174	(7,810)	49,905

Total increase (decrease) in net assets	32,050	(34,233)	31,118	(7,804)	50,161

NET ASSETS:
Beginning of period	306,990	341,223	0	7,804	0

End of period	$339,040	$306,990	$31,118	$0	$50,161

CHANGES IN UNITS OUTSTANDING:
Units issued	6,043		3,146		4,942
Units redeemed	(2,578)	(3,540)		(779)	(84)

Net increase (decrease)	3,465	(3,540)	3,146	(779)	4,858

	(1) For the period August 6, 2018 to December 31, 2018.
	(2) For the period January 1, 2017 to February 1, 2017.
	(3) For the period April 20, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	PIMCO VIT TOTAL RETURN PORTFOLIO		PUTNAM VT EQUITY INCOME FUND		PUTNAM VT GLOBAL ASSET ALLOCATION FUND
	2018	2017	2018	2017	2018	2017
				(1)	(2)	(3)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$9,264	$5,393	$(341)	$(464)	$(95)	$(1)
Net realized gain (loss) on investments	4,449	(5,065)	2,994	22	(1)	294
Change in net unrealized appreciation (depreciation) on investments	(17,194)	15,758	(8,935)	7,645	(2,414)	(255)

Increase (decrease) in net assets resulting from operations	(3,481)	16,086	(6,282)	7,203	(2,510)	38

CONTRACT TRANSACTIONS:
Purchase payments	246,387	67,585			76,621
Transfers for contract benefits and terminations	(37,055)	(32,117)	(1)
Net transfers	72,580	(92,786)		58,329	(5)	(8,222)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	281,912	(57,318)	(1)	58,329	76,616	(8,222)

Total increase (decrease) in net assets	278,431	(41,232)	(6,283)	65,532	74,106	(8,184)

NET ASSETS:
Beginning of period	400,565	441,797	65,532	0	0	8,184

End of period	$678,996	$400,565	$59,249	$65,532	$74,106	$0

CHANGES IN UNITS OUTSTANDING:
Units issued	34,474	8,015		5,807	7,051
Units redeemed	(7,468)	(12,643)				(813)

Net increase (decrease)	27,006	(4,628)	0	5,807	7,051	(813)

	(1) For the period May 15, 2017 to December 31, 2017.
	(2) For the period November 26, 2018 to December 31, 2018.
	(3) For the period January 1, 2017 to January 4, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	PUTNAM VT GLOBAL EQUITY FUND		PUTNAM VT GROWTH AND INCOME FUND	PUTNAM VT GROWTH OPPORTUNITIES FUND
	2018	2017	2017	2018	2017
		(1)	(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(218)	$(24)	$743	$(7,606)	$(1,378)
Net realized gain (loss) on investments	85	2	4,446	42,928	7,828
Change in net unrealized appreciation (depreciation) on investments	(4,268)	496	(3,028)	(51,708)	19,068

Increase (decrease) in net assets resulting from operations	(4,401)	474	2,161	(16,386)	25,518

CONTRACT TRANSACTIONS:
Purchase payments	24,758	3,928	13,867	370,874	317,874
Transfers for contract benefits and terminations	(425)			(14,295)	(1,247)
Net transfers	83		(58,330)	32,508	(24,335)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	24,416	3,928	(44,463)	389,087	292,292

Total increase (decrease) in net assets	20,015	4,402	(42,302)	372,701	317,810

NET ASSETS:
Beginning of period	4,402	0	42,302	365,798	47,988

End of period	$24,417	$4,402	$0	$738,499	$365,798

CHANGES IN UNITS OUTSTANDING:
Units issued	2,103	382	1,307	33,435	26,049
Units redeemed	(36)		(5,425)	(5,422)	(2,694)

Net increase (decrease)	2,067	382	(4,118)	28,013	23,355

	(1) For the period July 11, 2017 to December 31, 2017.
	(2) For the period January 1, 2017 to May 15, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	PUTNAM VT INCOME FUND		PUTNAM VT INTERNATIONAL EQUITY FUND		PUTNAM VT INTERNATIONAL GROWTH FUND
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,119	$1,005	$1,085	$(30)	$(121)	$1,450
Net realized gain (loss) on investments	(369)	(25)	(4,426)	12	859	23,110
Change in net unrealized appreciation (depreciation) on investments	(1,207)	581	(21,311)	5,163	(2,724)	5,216

Increase (decrease) in net assets resulting from operations	(457)	1,561	(24,652)	5,145	(1,986)	29,776

CONTRACT TRANSACTIONS:
Purchase payments	9,710	17,740				325
Transfers for contract benefits and terminations	(4,936)				(247)
Net transfers	1,162	1,002	27,345	51,629		(176,527)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	5,936	18,742	27,345	51,629	(247)	(176,202)

Total increase (decrease) in net assets	5,479	20,303	2,693	56,774	(2,233)	(146,426)

NET ASSETS:
Beginning of period	52,455	32,152	61,788	5,014	10,372	156,798

End of period	$57,934	$52,455	$64,481	$61,788	$8,139	$10,372

CHANGES IN UNITS OUTSTANDING:
Units issued	1,077	1,846	18,289	5,006		133
Units redeemed	(483)		(16,811)		(21)	(12,612)

Net increase (decrease)	594	1,846	1,478	5,006	(21)	(12,479)

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	PUTNAM VT INTERNATIONAL VALUE FUND	PUTNAM VT MORTGAGE SECURITIES FUND		PUTNAM VT MULTI-CAP CORE FUND
	2018	2018	2017	2018	2017
	(1)		(2)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$75	$1,155	$(62)	$(105)	$(60)
Net realized gain (loss) on investments	(6)	(24)		6,135	2,529
Change in net unrealized appreciation (depreciation) on investments	(1,487)	(2,043)	17	(13,783)	6,652

Increase (decrease) in net assets resulting from operations	(1,418)	(912)	(45)	(7,753)	9,121

CONTRACT TRANSACTIONS:
Purchase payments	7,554	61,001	15,868	26,334
Transfers for contract benefits and terminations				(1,858)	(459)
Net transfers	(1)	(4)		(2)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	7,553	60,997	15,868	24,474	(459)

Total increase (decrease) in net assets	6,135	60,085	15,823	16,721	8,662

NET ASSETS:
Beginning of period	0	15,823	0	51,521	42,859

End of period	$6,135	$75,908	$15,823	$68,242	$51,521

CHANGES IN UNITS OUTSTANDING:
Units issued	2,320	6,272	1,608	1,991
Units redeemed	(1,703)			(142)	(41)

Net increase (decrease)	617	6,272	1,608	1,849	(41)

	(1) For the period March 8, 2018 to December 31, 2018.
	(2) For the period September 5, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	PUTNAM VT SMALL CAP GROWTH FUND		PUTNAM VT SMALL CAP VALUE FUND		T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(230)	$(57)	$(1,085)	$580	$(18,686)	$(5,447)
Net realized gain (loss) on investments	2,796	103	40,002	64,808	142,986	22,549
Change in net unrealized appreciation (depreciation) on investments	(5,682)	201	(66,910)	(52,615)	(313,408)	179,385

Increase (decrease) in net assets resulting from operations	(3,116)	247	(27,993)	12,773	(189,108)	196,487

CONTRACT TRANSACTIONS:
Purchase payments	4,619	13,258	43,464	104,706	1,288,226	377,891
Transfers for contract benefits and terminations				(97,001)	(17,044)	(20,165)
Net transfers			(3)	(172,165)	652,718	343,932
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	4,619	13,258	43,461	(164,460)	1,923,900	701,658

Total increase (decrease) in net assets	1,503	13,505	15,468	(151,687)	1,734,792	898,145

NET ASSETS:
Beginning of period	14,726	1,221	96,947	248,634	1,229,358	331,213

End of period	$16,229	$14,726	$112,415	$96,947	$2,964,150	$1,229,358

CHANGES IN UNITS OUTSTANDING:
Units issued	388	1,201	3,681	14,247	135,861	56,833
Units redeemed				(27,355)	(7,263)	(2,621)

Net increase (decrease)	388	1,201	3,681	(13,108)	128,598	54,212

The accompanying notes are an integral part of these financial statements.	(Continued	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	T. ROWE PRICE HEALTH SCIENCES PORTFOLIO		VAN ECK VIP GLOBAL HARD ASSETS FUND
	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(7,108)	$(2,722)	$(3,107)	$(1,821)
Net realized gain (loss) on investments	58,150	16,082	(102)	(391)
Change in net unrealized appreciation (depreciation) on investments	(83,078)	47,910	(84,468)	(4,466)

Increase (decrease) in net assets resulting from operations	(32,036)	61,270	(87,677)	(6,678)

CONTRACT TRANSACTIONS:
Purchase payments	393,028	142,146	123,061	178,425
Transfers for contract benefits and terminations	(18,832)	(1,531)	(965)
Net transfers	35,629	43,352	222	(17,567)
Contract charges
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	409,825	183,967	122,318	160,858

Total increase (decrease) in net assets	377,789	245,237	34,641	154,180

NET ASSETS:
Beginning of period	400,249	155,012	190,097	35,917

End of period	$778,038	$400,249	$224,738	$190,097

CHANGES IN UNITS OUTSTANDING:
Units issued	35,914	17,631	13,175	18,637
Units redeemed	(4,231)	(670)	(122)	(2,737)

Net increase (decrease)	31,683	16,961	13,053	15,900

The accompanying notes are an integral part of these financial statements.	(Concluded	)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

YEAR ENDED DECEMBER 31, 2018

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Variable Annuity-2 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company of New York (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the New York State Department of Financial Services. It was established to receive and invest premium payments under individual variable annuity policies issued by the Company. The Series Account consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Series Account’s assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Series Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” (ASC Topic 946). The following is a summary of the significant accounting policies of the Series Account.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2018, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Fund of Funds Structure Risk

Since the Series Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Series Account. To the extent the Series Account invests more of its assets in one underlying fund than another, the Series Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Contracts in the Payout Phase

Net assets of each Investment Division allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 4.5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the series annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Purchase Payments Received

Purchase payments received from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

Application of Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued ASU No. 2018-13, “Fair-Value Measurement: Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement” (ASU No. 2018-13). ASU No. 2018-13 modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement. The disclosure changes in ASU 2018-13 are effective for the first interim or annual period beginning after December 15, 2019. Early adoption is permitted for any eliminated or modified disclosures. Eliminated and modified disclosures have been adopted, and there was no impact to the financial statements.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2018 were as follows:

Investment Division	Purchases	Sales
Alger Capital Appreciation Portfolio	$23,831	$2,104
Alger Large Cap Growth Portfolio	17,902	1,526
Alger Mid Cap Growth Portfolio	8,556	1,203
Alger Small Cap Growth Portfolio	6,053	2,145
ALPS Alerian Energy Infrastructure Portfolio	61,544	5,339
ALPS Red Rocks Listed Private Equity Portfolio	198,274	54,365
American Century Investments VP Inflation Protection Fund	182,850	4,651
American Century Investments VP Mid Cap Value Fund	267,861	12,563
American Century Investments VP Value Fund	202,943	23,816
American Funds IS Global Growth and Income Fund	620,879	13,093
American Funds IS Growth Fund	246,033	786
American Funds IS Growth-Income Fund	422,864	1,195
American Funds IS International Fund	231,299	42,772
American Funds IS New World Fund	248,959	27,265
BlackRock Global Allocation VI Fund	345,785	23,146
BlackRock High Yield VI Fund	606,525	68,477
Clearbridge Variable Large Cap Growth Portfolio	314,522	3,259
Clearbridge Variable Mid Cap Portfolio	122,360	6,171
Clearbridge Variable Small Cap Growth Portfolio	515,987	38,496
Columbia Variable Portfolio - Seligman Global Technology Fund	41,431	7,449
Columbia Variable Portfolio - Strategic Income Fund	30,952	185
Delaware VIP Emerging Markets Series	402,766	128,436
Delaware VIP International Value Equity Series	55,139	15,000
Delaware VIP REIT Series	71,309	9,166
Delaware VIP Small Cap Value Series	427,579	245,999
Dimensional VA International Small Portfolio	28,499	93
Dimensional VA International Value Portfolio	27,215	93
Dimensional VA US Large Value Portfolio	114,643	1,993
Dimensional VA US Targeted Value Portfolio	5,862	58
Dreyfus IP Technology Growth Portfolio	4,648	1,143
Dreyfus Sustainable U.S. Equity Portfolio, Inc	1,292	97
Dreyfus VIF Growth and Income Portfolio	5,524	909
DWS Capital Growth VIP	9,109	9,352
Eaton Vance VT Floating-Rate Income Fund	225,439	8,893
Federated High Income Bond Fund II	255,915	6,683
Fidelity VIP Asset Manager Portfolio	8,365	3,720
Fidelity VIP Balanced Portfolio	1,342,362	12,980
Fidelity VIP Contrafund Portfolio	620	100
Fidelity VIP Government Money Market Portfolio	509	598
Fidelity VIP Growth Opportunities Portfolio	1,054	1,511
Fidelity VIP Growth Portfolio	2,134	497
Fidelity VIP High Income Portfolio	3,288	1,321
Fidelity VIP Index 500 Portfolio	2,729	10,156
Fidelity VIP International Capital Appreciation Portfolio	218,010	32,560

Investment Division	Purchases	Sales
Fidelity VIP Investment Grade Bond Portfolio	$373	$176
Fidelity VIP Overseas Portfolio	1,121	1,003
First Trust/Dow Jones Dividend & Income Allocation Portfolio	90,271	22,529
Franklin Income VIP Fund	297,869	36,907
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	54,194	3,516
Goldman Sachs VIT US Equity Insights Fund	207,485	53,080
Great-West Aggressive Profile Fund	172,761	13,473
Great-West Ariel Mid Cap Value Fund	16,703	952
Great-West Bond Index Fund	146,151	25,090
Great-West Conservative Profile Fund Class L	618,676	363,751
Great-West Conservative Profile Fund Investor Class	898,844	13,970
Great-West Core Bond Fund	48,449	18,543
Great-West Emerging Markets Equity Fund	3,165	4
Great-West Global Bond Fund	363,148	10,154
Great-West Government Money Market Fund	9,119,926	10,351,055
Great-West Inflation-Protected Securities Fund	13,630	20
Great-West International Growth Fund	143,519	4,093
Great-West International Index Fund	236,652	25,746
Great-West International Value Fund	228,674	19,968
Great-West Invesco Small Cap Value Fund	107,831	13,099
Great-West Large Cap Growth Fund	242,357	23,639
Great-West Lifetime 2020 Fund	88,852	2,444
Great-West Lifetime 2025 Fund	212,974	4,490
Great-West Lifetime 2030 Fund	182,374	7,193
Great-West Lifetime 2035 Fund	145,887	780
Great-West Lifetime 2040 Fund	741	131
Great-West Loomis Sayles Small Cap Value Fund	12,214	71,368
Great-West Mid Cap Value Fund	258,685	12,239
Great-West Moderate Profile Fund Class L	9,285,865	391,885
Great-West Moderate Profile Fund Investor Class	1,793,830	317,934
Great-West Moderately Aggressive Profile Fund	413,657	6,178
Great-West Moderately Conservative Profile Fund Class L	1,475,243	258,060
Great-West Moderately Conservative Profile Fund Investor Class	298,088	10,086
Great-West Multi-Sector Bond Fund	372,191	53,822
Great-West Putnam Equity Income Fund	384,080	108,463
Great-West Putnam High Yield Bond Fund	269,353	22,001
Great-West Real Estate Index Fund	75,534	9,049
Great-West S&P 500® Index Fund	9,643,290	6,242,418
Great-West S&P Mid Cap 400® Index Fund	754,511	130,626
Great-West S&P Small Cap 600® Index Fund	863,644	129,021
Great-West SecureFoundation® Balanced Fund	9,282,383	1,625,401
Great-West Short Duration Bond Fund	45,237	29,384
Great-West Small Cap Growth Fund	150,845	23,320
Great-West T. Rowe Price Mid Cap Growth Fund	497,617	92,015
Great-West U.S. Government Securities Fund	1,491,333	1,068,371
Invesco V.I. Global Real Estate Fund	22,731	4,620
Invesco V.I. Growth & Income Fund	179,894	20,156
Invesco V.I. International Growth Fund	24,404	1,867
Invesco V.I. Small Cap Equity Fund	730	125
Ivy VIP Energy Fund	95,557	20,435

Investment Division	Purchases	Sales
Janus Henderson VIT Balanced Portfolio	$530,421	$2,514,532
Janus Henderson VIT Enterprise Portfolio	526,758	41,057
Janus Henderson VIT Flexible Bond Portfolio	397,855	60,513
Janus Henderson VIT Overseas Portfolio	1,115	892
JPMorgan Insurance Trust Income Builder Portfolio	45,270	1,657
JPMorgan Insurance Trust Small Cap Core Portfolio	5,802	15
Lord Abbett Series Developing Growth Portfolio	3,916	459
MFS VIT II Blended Research Core Equity Portfolio	125,333	27,185
MFS VIT II Technology Portfolio	875,406	304,310
MFS VIT III Blended Research Small Cap Equity Portfolio	35,545	456
Neuberger Berman AMT Sustainable Equity Portfolio	130,479	980
NVIT Emerging Markets Fund	19	80
Oppenheimer International Growth Fund/VA	135,001	4,350
Oppenheimer Main Street Small Cap Fund/VA	422,279	65,065
Pimco VIT Commodity RealReturn Strategy Portfolio	80,642	2,050
Pimco VIT Long Term US Government Portfolio	11,457	9,060
Pimco VIT Low Duration Portfolio	65,645	28,597
Pimco VIT Real Return Portfolio	31,202	15
Pimco VIT Short Term Portfolio	51,477	928
Pimco VIT Total Return Portfolio	379,044	80,187
Putnam VT Equity Income Fund	3,376	793
Putnam VT Global Asset Allocation Fund	76,616	83
Putnam VT Global Equity Fund	24,912	710
Putnam VT Growth Opportunities Fund	470,123	56,510
Putnam VT Income Fund	12,678	5,619
Putnam VT International Equity Fund	211,756	183,325
Putnam VT International Growth Fund	811	368
Putnam VT International Value Fund	28,426	20,797
Putnam VT Mortgage Securities Fund	62,978	816
Putnam VT Multi-Cap Core Fund	32,821	2,631
Putnam VT Small Cap Growth Fund	7,426	229
Putnam VT Small Cap Value Fund	84,532	1,607
T. Rowe Price Blue Chip Growth Portfolio	2,129,137	123,544
T. Rowe Price Health Sciences Portfolio	506,683	56,786
Van Eck VIP Global Hard Assets Fund	123,283	4,054

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges

The Company deducts from each participant account in the Varifund contract, an annual maintenance charge of $30 on accounts under $75,000, which is made directly to contract owner accounts through the redemption of units, for each contract. The maintenance charge, which is recorded as Contract charges in the accompanying Statement of Changes in Net Assets of the applicable Investment Divisions, is waived on certain contracts.

Transfer Fees

The Company deducts from each participant’s account in the Varifund contract a fee of $25 for each transfer between Investment Divisions in excess of 12 transfers in any calendar year. This charge is recorded as

Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions and may be waived under certain circumstances.

Charges Incurred for Surrenders

The Company deducts from each participant’s account in the Varifund contract, a maximum fee of 6% and, in the SmartTrack II and SmartTrack II-5 Year contracts, a maximum fee of 7% of an amount withdrawn that is deemed to be premium in excess of the free withdrawal amount. This charge is recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Premium Taxes

The Company may deduct from each contribution any applicable premium tax, which currently ranges from 0% to 3.5%. This charge is netted with Purchase payments received on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Assumption of Mortality and Expense Risks and Administrative Charges

The Company assumes mortality and expense risks related to the operations of the Series Account. It deducts a daily charge from the unit value of each Investment Division of the Varifund contract equal to an effective annual rate of 1.25%; a daily charge from the unit value of each Investment Division of the SmartTrack II-5 Year contract equal to an effective annual rate of 1.20%; a daily charge from the unit value of each Investment Division of the SmartTrack contract equal to an effective annual rate of 0.25% or 0.45%; a daily charge from the unit value of each Investment Division of the SmartTrack Advisor contract equal to an effective annual rate of 0.20% or 0.40%; and a daily charge from the unit value of each Investment Division of the SmartTrack II contract equal to an effective annual rate of 1.00% or 1.20%, depending on if the death benefit option is chosen. In addition, an effective annual rate of 0.15% of each Investment Division is deducted as daily administration fees for Varifund contracts. These charges are recorded as Mortality and expense risk and Administrative charges, respectively, in the Statement of Operations of the applicable Investment Divisions.

Optional GLWB Rider Benefit Fee

The Company deducts a quarterly charge equal to a maximum annual rate of 1.50% from the covered fund value in SmartTrack and SmartTrack II annuity contracts and a quarterly charge equal to a maximum annual rate of 2.25% from the covered fund value in SmartTrack II-5 Year and SmartTrack Advisor contracts for the guaranteed lifetime withdrawal benefit rider if this option is chosen. Currently, this charge is 1.00% for SmartTrack contracts; 0.65% to 0.90% for SmartTrack II contracts, depending on the type of rider selected; 0.65% to 1.30% for SmartTrack II-5 Year contracts, depending on the type of rider selected; and 0.90% to 1.30% for SmartTrack Advisor contracts, depending on the type of rider selected. This charge is recorded as Contract charges on the Statement of Changes in Net Assets of the applicable Investment Division, if applicable.

Fund Facilitation Fee

The Company deducts from certain Investment Division assets in the SmartTrack Advisor and SmartTrack II-5 Year contracts, a daily charge equal to an effective annual rate of 0.35% for fund facilitation. These fees are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.

Related Party Transactions

Great-West Funds, Inc., funds of which are underlying certain Investment Divisions, is a registered investment company affiliated with the Company. Great-West Capital Management, LLC (GWCM), a

wholly owned subsidiary of the Company, serves as investment adviser to Great-West Funds, Inc. Fees are assessed against the average daily net assets of the portfolios of Great-West Funds, Inc. to compensate GWCM for investment advisory services.

4.	FINANCIAL HIGHLIGHTS

For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented. The unit values in the Financial Highlights are calculated based on the net assets and accumulation units outstanding as of December 31 of each year presented and may differ from the unit value reflected on the Statement of Assets and Liabilities due to rounding.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each 12-month period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. When a new Investment Division is added to the Series Account, the calculation of the total return begins on the day it is added even though it may not have had operations for all or some of the same period. Unit values and returns for bands or Investment Divisions that had no operations activity during the reporting period are not shown. As the total returns for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
ALGER CAPITAL APPRECIATION PORTFOLIO
2018	1		$125.01	to	$125.01	$134	0.08%	1.40%	to	1.40%	(1.50)%	to	(1.50)%
2017	1		$126.94	to	$126.94	$136	0.17%	1.40%	to	1.40%	29.27%	to	29.27%
2016	1		$98.18	to	$98.18	$105	0.19%	1.40%	to	1.40%	(0.89)%	to	(0.89)%
2015	1		$99.06	to	$99.06	$106	0.08%	1.40%	to	1.40%	4.71%	to	4.71%
2014	1		$94.60	to	$94.60	$101	0.10%	1.40%	to	1.40%	12.18%	to	12.18%
ALGER LARGE CAP GROWTH PORTFOLIO
2018	1		$127.54	to	$127.54	$96	0.00%	1.40%	to	1.40%	0.78%	to	0.78%
2017	1		$126.47	to	$126.47	$96	0.00%	1.40%	to	1.40%	26.69%	to	26.69%
2016	1		$99.89	to	$99.89	$76	0.00%	1.40%	to	1.40%	(2.20)%	to	(2.20)%
2015	1		$102.14	to	$102.14	$77	0.00%	1.40%	to	1.40%	0.30%	to	0.30%
2014	1		$101.84	to	$101.84	$77	0.16%	1.40%	to	1.40%	9.45%	to	9.45%
ALGER MID CAP GROWTH PORTFOLIO
2018	1		$82.03	to	$82.03	$54	0.00%	1.40%	to	1.40%	(8.74)%	to	(8.74)%
2017	1		$89.85	to	$89.85	$60	0.00%	1.40%	to	1.40%	28.00%	to	28.00%
2016	1		$70.23	to	$70.23	$47	0.00%	1.40%	to	1.40%	(0.43)%	to	(0.43)%
2015	1		$70.53	to	$70.53	$47	0.00%	1.40%	to	1.40%	(2.93)%	to	(2.93)%
2014	1		$72.66	to	$72.66	$49	0.00%	1.40%	to	1.40%	6.51%	to	6.51%
ALGER SMALL CAP GROWTH PORTFOLIO
2018	2		$110.08	to	$11.70	$138	0.00%	1.20%	to	1.40%	0.02%	to	0.22%
2017	2		$110.06	to	$11.68	$138	0.00%	1.20%	to	1.40%	26.95%	to	27.20%
2016	2		$86.70	to	$9.18	$109	0.00%	1.20%	to	1.40%	4.77%	to	4.97%
2015	2		$82.75	to	$8.75	$104	0.00%	1.20%	to	1.40%	(4.66)%	to	(12.55)%
2014	1		$86.80	to	$86.80	$96	0.00%	1.40%	to	1.40%	(0.96)%	to	(0.96)%
ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO
(Effective date 04/22/2016)
2018	22		$9.53	to	$9.53	$207	2.02%	1.20%	to	1.20%	(19.93)%	to	(19.93)%
2017	17		$11.90	to	$11.90	$203	2.06%	1.20%	to	1.20%	(2.02)%	to	(2.02)%
2016	4		$12.15	to	$12.15	$47	2.36%	1.20%	to	1.20%	21.50%	to	21.50%
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO
(Effective date 12/31/2014)
2018	18		$10.31	to	$10.89	$183	5.85%	0.20%	to	1.20%	(13.58)%	to	(12.71)%
2017	7		$11.93	to	$12.40	$80	4.28%	0.45%	to	1.20%	23.47%	to	24.40%
2016	0	*	$9.66	to	$9.66	$3	0.71%	1.20%	to	1.20%	6.69%	to	6.69%
AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND
(Effective date 10/21/2013)
2018	23		$9.93	to	$10.08	$225	3.37%	0.45%	to	1.20%	(3.98)%	to	(3.25)%
2017	5		$10.34	to	$10.42	$56	2.42%	0.45%	to	1.20%	2.44%	to	3.21%
2016	2		$10.10	to	$10.10	$19	0.44%	1.20%	to	1.20%	3.15%	to	3.15%
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND
(Effective date 01/23/2012)
2018	33		$11.07	to	$19.42	$376	1.27%	0.25%	to	1.20%	(14.00)%	to	(13.18)%
2017	14		$12.88	to	$22.37	$192	1.43%	0.25%	to	1.20%	10.15%	to	11.19%
2016	2		$11.69	to	$20.12	$41	0.84%	0.25%	to	1.20%	21.25%	to	22.41%
2015	1		$16.43	to	$16.43	$13	1.36%	0.25%	to	0.25%	(1.83)%	to	(1.83)%
2014	1		$16.74	to	$16.74	$23	0.55%	0.25%	to	0.25%	15.93%	to	15.93%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
AMERICAN CENTURY INVESTMENTS VP VALUE FUND
(Effective date 05/01/2015)
2018	37	$10.86	to	$9.81	$399	1.62%	0.20%	to	1.20%	(10.36)%	to	(9.45)%
2017	22	$12.11	to	$12.26	$264	1.57%	0.25%	to	1.20%	7.28%	to	8.30%
2016	9	$11.29	to	$11.28	$100	0.89%	0.45%	to	1.20%	18.85%	to	19.74%
AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND
(Effective date 04/28/2017)
2018	54	$10.13	to	$10.30	$545	2.59%	0.20%	to	1.20%	(10.97)%	to	(10.06)%
2017	1	$11.38	to	$11.38	$16	2.92%	1.20%	to	1.20%	13.78%	to	13.78%
AMERICAN FUNDS IS GROWTH FUND
(Effective date 04/30/2018)
2018	24	$9.41	to	$9.41	$224	0.10%	1.20%	to	1.20%	(5.85)%	to	(5.85)%
AMERICAN FUNDS IS GROWTH-INCOME FUND
(Effective date 04/30/2018)
2018	40	$9.43	to	$9.43	$374	2.10%	1.20%	to	1.20%	(5.66)%	to	(5.66)%
AMERICAN FUNDS IS INTERNATIONAL FUND
(Effective date 05/01/2015)
2018	53	$10.06	to	$11.38	$538	1.69%	0.20%	to	1.20%	(14.45)%	to	(13.58)%
2017	39	$11.76	to	$13.16	$462	1.74%	0.20%	to	1.20%	30.33%	to	31.63%
2016	1	$9.02	to	$8.96	$12	0.65%	0.45%	to	1.20%	1.99%	to	2.76%
AMERICAN FUNDS IS NEW WORLD FUND
(Effective date 04/22/2016)
2018	22	$11.02	to	$11.02	$238	0.93%	0.20%	to	1.20%	(15.28)%	to	(14.43)%
2017	5	$13.01	to	$13.01	$59	1.27%	1.20%	to	1.20%	27.53%	to	27.53%
2016	1	$10.20	to	$10.20	$12	0.68%	1.20%	to	1.20%	1.99%	to	1.99%
BLACKROCK GLOBAL ALLOCATION VI FUND
(Effective date 05/16/2014)
2018	90	$9.97	to	$10.78	$910	1.02%	0.25%	to	1.20%	(8.68)%	to	(7.81)%
2017	65	$10.92	to	$11.70	$712	1.42%	0.25%	to	1.20%	12.36%	to	13.43%
2016	53	$9.72	to	$10.31	$517	1.14%	0.25%	to	1.20%	2.56%	to	3.54%
2015	10	$9.93	to	$9.96	$100	1.60%	0.25%	to	0.45%	(1.44)%	to	(1.25)%
2014	8	$10.03	to	$10.03	$83	2.12%	1.20%	to	1.20%	0.27%	to	0.27%
BLACKROCK HIGH YIELD VI FUND
(Effective date 05/16/2014)
2018	75	$10.54	to	$10.36	$795	5.28%	0.20%	to	1.20%	(4.06)%	to	(3.13)%
2017	28	$10.98	to	$10.70	$311	4.93%	0.20%	to	1.20%	5.83%	to	6.95%
2016	18	$10.38	to	$10.65	$186	4.86%	0.25%	to	1.20%	11.47%	to	12.53%
2015	10	$9.31	to	$9.46	$96	2.57%	0.25%	to	1.20%	(6.89)%	to	(4.06)%
CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO
(Effective date 04/28/2017)
2018	28	$11.21	to	$11.35	$316	0.22%	0.45%	to	1.20%	(1.42)%	to	(0.68)%
2017	2	$11.38	to	$11.38	$27	0.14%	1.20%	to	1.20%	13.75%	to	13.75%
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO
(Effective date 04/28/2017)
2018	11	$9.22	to	$9.22	$100	0.40%	1.20%	to	1.20%	(13.84)%	to	(13.84)%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO
(Effective date 05/01/2015)
2018	39	$12.12	to	$12.74	$472	0.00%	0.20%	to	1.20%	1.97%	to	3.00%
2017	7	$11.89	to	$12.37	$82	0.00%	0.20%	to	1.20%	22.44%	to	23.66%
2016	2	$9.71	to	$9.71	$23	0.00%	1.20%	to	1.20%	4.27%	to	4.27%
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND
(Effective date 03/11/2011)
2018	15	$23.14	to	$23.41	$349	0.00%	1.25%	to	1.40%	(9.43)%	to	(9.30)%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
2017	15		$25.55	to	$25.81	$387	0.00%	1.25%	to	1.40%	33.34%	to	33.54%
2016	15		$19.16	to	$19.33	$295	0.00%	1.25%	to	1.40%	17.73%	to	17.91%
2015	16		$16.27	to	$16.39	$254	0.00%	1.25%	to	1.40%	8.54%	to	8.70%
2014	16		$14.99	to	$15.08	$242	0.00%	1.25%	to	1.40%	23.68%	to	23.91%
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND
(Effective date 04/30/2018)
2018	3		$9.90	to	$9.90	$30	3.23%	1.20%	to	1.20%	(0.96)%	to	(0.96)%
DELAWARE VIP EMERGING MARKETS SERIES
(Effective date 01/23/2012)
2018	28		$11.18	to	$11.89	$316	2.84%	0.25%	to	1.20%	(17.03)%	to	(16.23)%
2017	8		$13.48	to	$14.19	$109	0.23%	0.25%	to	1.20%	38.56%	to	39.88%
2016	16		$9.73	to	$10.05	$165	0.83%	0.45%	to	1.20%	12.32%	to	13.17%
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
(Effective date 04/22/2016)
2018	4		$10.01	to	$10.21	$45	2.90%	0.45%	to	1.20%	(18.89)%	to	(18.27)%
2017	1		$12.50	to	$12.50	$16	0.00%	0.45%	to	0.45%	21.64%	to	21.64%
2016	1		$10.22	to	$10.22	$8	0.00%	1.20%	to	1.20%	2.22%	to	2.22%
DELAWARE VIP REIT SERIES
(Effective date 01/23/2012)
2018	17		$11.83	to	$9.32	$167	1.70%	0.20%	to	1.20%	(8.62)%	to	(7.75)%
2017	11		$12.94	to	$10.11	$123	1.23%	0.20%	to	1.20%	0.06%	to	1.06%
2016	11		$10.84	to	$15.81	$122	0.66%	0.45%	to	1.20%	4.35%	to	5.14%
2015	3		$12.40	to	$10.38	$28	0.00%	1.20%	to	1.20%	2.29%	to	3.84%
DELAWARE VIP SMALL CAP VALUE SERIES
(Effective date 10/21/2013)
2018	26		$10.78	to	$9.25	$291	0.51%	0.20%	to	1.20%	(17.94)%	to	(17.11)%
2017	15		$13.14	to	$11.15	$203	0.57%	0.20%	to	1.20%	10.43%	to	11.53%
2016	1		$11.90	to	$11.90	$9	0.00%	1.20%	to	1.20%	29.52%	to	29.52%
DIMENSIONAL VA INTERNATIONAL SMALL PORTFOLIO
(Effective date 09/29/2017)
2018	3		$8.34	to	$8.34	$22	1.80%	0.55%	to	0.55%	(20.21)%	to	(20.21)%
DIMENSIONAL VA INTERNATIONAL VALUE PORTFOLIO
(Effective date 09/29/2017)
2018	3		$8.67	to	$8.67	$22	2.85%	0.55%	to	0.55%	(17.55)%	to	(17.55)%
DIMENSIONAL VA US LARGE VALUE PORTFOLIO
(Effective date 09/29/2017)
2018	11		$9.40	to	$9.40	$100	2.19%	0.55%	to	0.55%	(12.60)%	to	(12.60)%
DIMENSIONAL VA US TARGETED VALUE PORTFOLIO
(Effective date 12/29/2017)
2018	1		$8.28	to	$8.28	$5	0.98%	1.55%	to	1.55%	(17.17)%	to	(17.17)%
DREYFUS IP TECHNOLOGY GROWTH PORTFOLIO
(Effective date 01/23/2012)
2018	5		$13.99	to	$23.35	$78	0.00%	0.25%	to	1.20%	(2.45)%	to	(1.52)%
2017	5		$14.34	to	$23.71	$80	0.00%	0.25%	to	1.20%	40.66%	to	42.01%
2016	5		$10.20	to	$16.70	$57	0.00%	0.25%	to	1.20%	3.15%	to	4.13%
2015	4		$11.58	to	$16.04	$51	0.00%	0.25%	to	1.20%	4.65%	to	5.65%
2014	4		$11.07	to	$15.18	$45	0.00%	0.25%	to	1.20%	5.33%	to	6.30%
DREYFUS SUSTAINABLE U.S. EQUITY PORTFOLIO, INC.
2018	0	*	$55.11	to	$55.11	$6	1.74%	1.40%	to	1.40%	(5.71)%	to	(5.71)%
2017	0	*	$58.48	to	$58.48	$6	1.12%	1.40%	to	1.40%	13.73%	to	13.73%
2016	0	*	$51.39	to	$51.39	$6	1.27%	1.40%	to	1.40%	8.84%	to	8.84%
2015	0	*	$47.21	to	$47.21	$5	1.02%	1.40%	to	1.40%	(4.54)%	to	(4.54)%
2014	0	*	$49.46	to	$49.46	$5	1.03%	1.40%	to	1.40%	11.88%	to	11.88%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
DREYFUS VIF GROWTH AND INCOME PORTFOLIO
2018	1		$59.69	to	$59.69	$51	0.81%	1.40%	to	1.40%	(6.02)%	to	(6.02)%
2017	1		$63.50	to	$63.50	$55	0.75%	1.40%	to	1.40%	18.05%	to	18.05%
2016	1		$53.80	to	$53.80	$47	1.22%	1.40%	to	1.40%	8.51%	to	8.51%
2015	1		$49.58	to	$49.58	$43	0.86%	1.40%	to	1.40%	0.17%	to	0.17%
2014	1		$49.50	to	$49.50	$43	0.79%	1.40%	to	1.40%	8.55%	to	8.55%
DWS CAPITAL GROWTH VIP
(Effective date 01/23/2012)
2018	6		$12.10	to	$22.54	$84	0.47%	0.25%	to	1.20%	(3.05)%	to	(2.12)%
2017	7		$12.48	to	$23.02	$94	0.62%	0.25%	to	1.20%	24.47%	to	25.66%
2016	7		$10.02	to	$18.32	$95	0.43%	0.25%	to	1.20%	2.76%	to	3.74%
2015	2		$17.52	to	$17.66	$43	0.13%	0.25%	to	0.45%	7.85%	to	8.06%
2014	1		$16.35	to	$16.35	$13	0.00%	0.25%	to	0.25%	12.45%	to	12.45%
EATON VANCE VT FLOATING-RATE INCOME FUND
(Effective date 05/02/2016)
2018	43		$10.53	to	$10.29	$450	3.81%	0.20%	to	1.20%	(1.27)%	to	(0.27)%
2017	24		$10.66	to	$10.32	$252	3.23%	0.20%	to	1.20%	2.19%	to	3.22%
2016	12		$10.43	to	$10.43	$121	1.60%	1.20%	to	1.20%	4.34%	to	4.34%
FEDERATED HIGH INCOME BOND FUND II
(Effective date 04/28/2017)
2018	32		$9.74	to	$9.87	$315	4.75%	0.40%	to	1.20%	(4.59)%	to	(3.82)%
2017	8		$10.21	to	$10.21	$87	0.00%	1.20%	to	1.20%	2.06%	to	2.06%
FIDELITY VIP ASSET MANAGER PORTFOLIO
2018	3		$48.81	to	$51.01	$157	1.71%	1.25%	to	1.40%	(6.67)%	to	(6.53)%
2017	3		$52.30	to	$54.58	$170	1.89%	1.25%	to	1.40%	12.52%	to	12.69%
2016	3		$46.48	to	$48.43	$153	1.50%	1.25%	to	1.40%	1.64%	to	1.79%
2015	3		$45.73	to	$47.58	$153	1.58%	1.25%	to	1.40%	(1.25)%	to	(1.10)%
2014	3		$46.31	to	$48.11	$157	1.47%	1.25%	to	1.40%	4.37%	to	4.52%
FIDELITY VIP BALANCED PORTFOLIO
(Effective date 04/28/2017)
2018	135		$10.20	to	$10.37	$1,389	1.20%	0.20%	to	1.20%	(5.59)%	to	(4.64)%
2017	16		$10.80	to	$10.80	$174	0.67%	1.20%	to	1.20%	8.05%	to	8.05%
FIDELITY VIP CONTRAFUND PORTFOLIO
2018	0	*	$77.69	to	$77.69	$6	0.71%	1.40%	to	1.40%	(7.66)%	to	(7.66)%
2017	0	*	$84.13	to	$84.13	$7	1.01%	1.40%	to	1.40%	20.19%	to	20.19%
2016	0	*	$70.00	to	$70.00	$6	0.83%	1.40%	to	1.40%	6.51%	to	6.51%
2015	0	*	$65.72	to	$65.72	$5	1.04%	1.40%	to	1.40%	(0.73)%	to	(0.73)%
2014	0	*	$66.21	to	$66.21	$5	0.98%	1.40%	to	1.40%	10.41%	to	10.41%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO
2018	2		$14.49	to	$14.49	$31	1.64%	1.40%	to	1.40%	0.24%	to	0.24%
2017	2		$14.46	to	$14.46	$31	0.67%	1.40%	to	1.40%	(0.73)%	to	(0.73)%
2016	2		$14.56	to	$14.56	$32	0.20%	1.40%	to	1.40%	(1.19)%	to	(1.19)%
2015	3		$14.74	to	$15.22	$39	0.03%	1.25%	to	1.40%	(1.36)%	to	(1.22)%
2014	3		$14.94	to	$15.41	$41	0.01%	1.25%	to	1.40%	(1.39)%	to	(1.22)%
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO
2018	0	*	$50.85	to	$50.85	$17	0.12%	1.40%	to	1.40%	10.89%	to	10.89%
2017	0	*	$45.86	to	$45.86	$17	0.31%	1.40%	to	1.40%	32.65%	to	32.65%
2016	0	*	$34.57	to	$34.57	$13	0.33%	1.40%	to	1.40%	(1.06)%	to	(1.06)%
2015	0	*	$34.94	to	$34.94	$15	0.18%	1.40%	to	1.40%	4.14%	to	4.14%
2014	0	*	$33.55	to	$33.55	$15	0.23%	1.40%	to	1.40%	10.65%	to	10.65%
FIDELITY VIP GROWTH PORTFOLIO
2018	0	*	$134.00	to	$134.00	$14	0.24%	1.40%	to	1.40%	(1.58)%	to	(1.58)%
2017	0	*	$136.15	to	$136.15	$15	0.22%	1.40%	to	1.40%	33.26%	to	33.26%
2016	0	*	$102.16	to	$102.16	$12	0.04%	1.40%	to	1.40%	(0.60)%	to	(0.60)%
2015	0	*	$102.78	to	$102.78	$14	0.25%	1.40%	to	1.40%	5.68%	to	5.68%
2014	0	*	$97.25	to	$97.25	$16	0.16%	1.40%	to	1.40%	9.75%	to	9.75%
FIDELITY VIP HIGH INCOME PORTFOLIO
2018	1		$56.98	to	$56.98	$56	5.59%	1.40%	to	1.40%	(4.64)%	to	(4.64)%
2017	1		$59.74	to	$59.74	$59	5.35%	1.40%	to	1.40%	5.45%	to	5.45%
2016	1		$56.66	to	$56.66	$56	5.45%	1.40%	to	1.40%	13.02%	to	13.02%
2015	1		$50.13	to	$50.13	$50	6.55%	1.40%	to	1.40%	(4.97)%	to	(4.97)%
2014	1		$52.75	to	$52.75	$53	5.49%	1.40%	to	1.40%	(0.25)%	to	(0.25)%
FIDELITY VIP INDEX 500 PORTFOLIO
2018	0	*	$341.03	to	$341.03	$103	1.88%	1.40%	to	1.40%	(5.83)%	to	(5.83)%
2017	0	*	$362.14	to	$362.14	$118	1.82%	1.40%	to	1.40%	20.02%	to	20.02%
2016	0	*	$301.74	to	$301.74	$99	1.50%	1.40%	to	1.40%	10.31%	to	10.31%
2015	0	*	$273.55	to	$273.55	$90	1.79%	1.40%	to	1.40%	(0.08)%	to	(0.08)%
2014	0	*	$273.76	to	$273.76	$126	1.67%	1.40%	to	1.40%	11.99%	to	11.99%
FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO
(Effective date 04/28/2017)
2018	19		$10.05	to	$10.22	$194	1.46%	0.20%	to	1.20%	(14.03)%	to	(13.15)%
2017	3		$11.69	to	$11.77	$32	0.44%	0.20%	to	1.20%	16.90%	to	17.68%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO
2018	0	*	$32.34	to	$32.34	$12	2.49%	1.40%	to	1.40%	(1.92)%	to	(1.92)%
2017	0	*	$32.96	to	$32.96	$12	2.41%	1.40%	to	1.40%	2.77%	to	2.77%
2016	0	*	$32.09	to	$32.09	$12	2.37%	1.40%	to	1.40%	3.29%	to	3.29%
2015	0	*	$31.07	to	$31.07	$12	2.60%	1.40%	to	1.40%	(1.98)%	to	(1.98)%
2014	0	*	$31.69	to	$31.69	$12	2.20%	1.40%	to	1.40%	4.35%	to	4.35%
FIDELITY VIP OVERSEAS PORTFOLIO
2018	2		$35.05	to	$35.05	$62	1.58%	1.40%	to	1.40%	(16.00)%	to	(16.00)%
2017	2		$41.73	to	$41.73	$73	1.45%	1.40%	to	1.40%	28.48%	to	28.48%
2016	2		$32.48	to	$32.48	$57	1.47%	1.40%	to	1.40%	(6.38)%	to	(6.38)%
2015	2		$34.69	to	$34.69	$61	1.36%	1.40%	to	1.40%	2.19%	to	2.19%
2014	2		$33.95	to	$33.95	$60	1.36%	1.40%	to	1.40%	(9.35)%	to	(9.35)%
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
(Effective date 04/28/2017)
2018	7		$10.17	to	$10.17	$73	2.37%	1.20%	to	1.20%	(6.06)%	to	(6.06)%
2017	1		$10.82	to	$10.82	$8	1.26%	1.20%	to	1.20%	8.27%	to	8.27%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
FRANKLIN INCOME VIP FUND
(Effective date 12/31/2014)
2018	77		$10.67	to	$10.67	$823	4.87%	1.20%	to	1.20%	(5.56)%	to	(5.56)%
2017	57		$11.30	to	$11.30	$641	3.54%	1.20%	to	1.20%	8.25%	to	8.25%
2016	28		$10.44	to	$10.21	$284	4.70%	0.45%	to	1.20%	12.51%	to	13.35%
2015	3		$9.28	to	$9.28	$26	0.00%	1.20%	to	1.20%	(7.21)%	to	(7.21)%
GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO
(Effective date 12/31/2014)
2018	10		$8.84	to	$9.73	$87	2.73%	0.20%	to	1.20%	(8.21)%	to	(7.28)%
2017	5		$9.63	to	$9.88	$44	2.05%	0.25%	to	1.20%	3.90%	to	4.88%
2016	4		$9.27	to	$9.42	$41	0.79%	0.25%	to	1.20%	(0.92)%	to	0.02%
2015	4		$9.35	to	$9.42	$36	1.89%	0.25%	to	1.20%	(6.46)%	to	(5.81)%
GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND
(Effective date 04/22/2016)
2018	10		$12.20	to	$12.20	$121	2.94%	1.20%	to	1.20%	(7.48)%	to	(7.48)%
2017	0	*	$13.18	to	$13.18	$5	1.09%	1.20%	to	1.20%	22.32%	to	22.32%
GREAT-WEST AGGRESSIVE PROFILE FUND
(Effective date 04/28/2017)
2018	18		$9.90	to	$9.90	$183	2.68%	1.20%	to	1.20%	(11.48)%	to	(11.48)%
2017	7		$11.19	to	$11.19	$76	2.64%	1.20%	to	1.20%	11.89%	to	11.89%
GREAT-WEST ARIEL MID CAP VALUE FUND
(Effective date 01/23/2012)
2018	5		$11.40	to	$9.62	$49	0.69%	1.20%	to	1.20%	(15.43)%	to	(15.43)%
2017	4		$13.49	to	$11.37	$42	2.39%	1.20%	to	1.20%	13.64%	to	13.64%
2016	4		$11.87	to	$10.01	$37	0.97%	1.20%	to	1.20%	11.70%	to	11.70%
2015	1		$10.62	to	$16.48	$9	0.85%	0.25%	to	1.20%	(7.21)%	to	(6.33)%
2014	0	*	$17.59	to	$17.59	$8	0.61%	0.25%	to	0.25%	7.52%	to	7.52%
GREAT-WEST BOND INDEX FUND
(Effective date 01/23/2012)
2018	28		$10.08	to	$10.22	$300	1.38%	0.20%	to	1.20%	(1.60)%	to	(0.61)%
2017	17		$10.25	to	$11.15	$184	0.86%	0.25%	to	1.20%	1.83%	to	2.79%
2016	17		$10.07	to	$10.84	$182	0.95%	0.25%	to	1.20%	0.73%	to	1.69%
2015	9		$9.99	to	$10.66	$97	0.42%	0.25%	to	1.20%	(0.08)%	to	(0.02)%
GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L
(Effective date 04/28/2017)
2018	79		$9.86	to	$9.86	$783	2.37%	1.20%	to	1.20%	(4.47)%	to	(4.47)%
2017	57		$10.33	to	$10.33	$588	0.98%	1.20%	to	1.20%	3.25%	to	3.25%
GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS
(Effective date 04/28/2017)
2018	152		$9.89	to	$10.05	$1,513	3.04%	0.25%	to	1.20%	(4.31)%	to	(3.39)%
2017	73		$10.34	to	$10.41	$758	1.16%	0.25%	to	1.20%	3.41%	to	4.07%
GREAT-WEST CORE BOND FUND
(Effective date 01/23/2012)
2018	12		$11.37	to	$10.22	$128	2.49%	0.20%	to	0.25%	(1.46)%	to	(1.40)%
2017	9		$10.45	to	$10.37	$101	1.93%	0.20%	to	1.20%	2.66%	to	3.68%
2016	8		$10.18	to	$11.13	$90	2.33%	0.25%	to	1.20%	3.46%	to	4.44%
2015	7		$9.84	to	$10.66	$73	2.00%	0.25%	to	1.20%	(1.62)%	to	(1.41)%
GREAT-WEST EMERGING MARKETS EQUITY FUND
(Effective date 04/30/2018)
2018	0	*	$8.18	to	$8.18	$3	0.80%	1.20%	to	1.20%	(18.21)%	to	(18.21)%
GREAT-WEST GLOBAL BOND FUND
(Effective date 10/21/2013)
2018	43		$9.54	to	$9.54	$412	2.92%	1.20%	to	1.20%	(1.47)%	to	(1.47)%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31							For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)		Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
2017	7		$9.69	to	$9.69	$71		1.63%	1.20%	to	1.20%	0.74%	to	0.74%
2016	5		$9.62	to	$9.62	$48		0.00%	1.20%	to	1.20%	1.75%	to	1.75%
GREAT-WEST GOVERNMENT MONEY MARKET FUND
(Effective date 01/23/2012)
2018	234		$9.57	to	$10.14	$2,339		1.42%	0.20%	to	1.20%	0.18%	to	1.18%
2017	361		$9.55	to	$10.02	$3,570		0.33%	0.20%	to	1.20%	(0.78)%	to	0.21%
2016	478		$9.83	to	$9.88	$4,693		0.00%	0.25%	to	1.20%	(1.20)%	to	(0.25)%
2015	290		$9.95	to	$9.90	$2,874		0.00%	0.25%	to	1.20%	(0.55)%	to	(0.25)%
2014	300		$9.87	to	$9.93	$2,979		0.00%	0.25%	to	0.45%	(0.40)%	to	(0.20)%
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND
(Effective date 04/30/2018)
2018	1		$9.88	to	$9.88	$13		3.41%	1.20%	to	1.20%	(1.22)%	to	(1.22)%
GREAT-WEST INTERNATIONAL GROWTH FUND
(Effective date 10/21/2013)
2018	13		$9.12	to	$9.12	$121		0.00%	1.20%	to	1.20%	(17.87)%	to	(17.87)%
2017	2		$11.11	to	$11.11	$19		1.09%	1.20%	to	1.20%	25.11%	to	25.11%
GREAT-WEST INTERNATIONAL INDEX FUND
(Effective date 01/23/2012)
2018	61		$9.40	to	$10.69	$668		1.90%	0.20%	to	1.20%	(14.87)%	to	(14.01)%
2017	45		$11.05	to	$15.51	$584		1.76%	0.25%	to	1.20%	23.14%	to	24.31%
2016	35		$8.97	to	$12.47	$388		2.10%	0.25%	to	1.20%	(0.55)%	to	0.40%
2015	25		$9.02	to	$12.42	$303		0.98%	0.25%	to	1.20%	(9.80)%	to	(1.33)%
2014	22		$12.52	to	$12.52	$269		5.52%	0.45%	to	0.45%	(6.57)%	to	(6.57)%
GREAT-WEST INTERNATIONAL VALUE FUND
(Effective date 01/23/2012)
2018	35		$10.34	to	$14.98	$373		1.50%	0.25%	to	1.20%	(16.59)%	to	(15.79)%
2017	24		$12.39	to	$17.78	$308		1.12%	0.25%	to	1.20%	24.97%	to	26.16%
2016	17		$9.92	to	$14.10	$181		1.18%	0.25%	to	1.20%	2.65%	to	3.62%
2015	3		$9.66	to	$13.60	$43		1.04%	0.25%	to	1.20%	(3.39)%	to	6.19%
2014	0	*	$12.81	to	$12.81	$0	*	0.00%	0.25%	to	0.25%	0.71%	to	0.71%
GREAT-WEST INVESCO SMALL CAP VALUE FUND
(Effective date 12/31/2014)
2018	20		$9.92	to	$10.33	$196		2.91%	0.25%	to	1.20%	(14.89)%	to	(14.06)%
2017	13		$11.65	to	$12.02	$147		0.28%	0.25%	to	1.20%	5.54%	to	6.54%
2016	1		$11.04	to	$11.04	$9		0.00%	1.20%	to	1.20%	22.11%	to	22.11%
GREAT-WEST LARGE CAP GROWTH FUND
(Effective date 04/22/2016)
2018	20		$13.05	to	$12.96	$267		0.29%	0.20%	to	1.20%	(1.15)%	to	(0.15)%
2017	9		$13.20	to	$12.98	$116		1.58%	0.20%	to	1.20%	28.51%	to	29.79%
2016	2		$10.27	to	$10.27	$24		0.00%	1.20%	to	1.20%	2.73%	to	2.73%
GREAT-WEST LIFETIME 2020 FUND
(Effective date 04/29/2016)
2018	23		$10.85	to	$10.85	$246		3.14%	1.20%	to	1.20%	(6.08)%	to	(6.08)%
2017	16		$11.55	to	$11.55	$185		2.24%	1.20%	to	1.20%	11.10%	to	11.10%
(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
GREAT-WEST LIFETIME 2025 FUND
(Effective date 04/22/2016)
2018	44		$10.93	to	$10.93	$482	2.42%	1.20%	to	1.20%	(6.86)%	to	(6.86)%
2017	28		$11.73	to	$11.73	$333	3.47%	1.20%	to	1.20%	12.78%	to	12.78%
2016	7		$10.40	to	$10.40	$73	1.15%	1.20%	to	1.20%	4.04%	to	4.04%
GREAT-WEST LIFETIME 2030 FUND
(Effective date 04/29/2016)
2018	30		$11.13	to	$11.13	$339	3.43%	1.20%	to	1.20%	(7.85)%	to	(7.85)%
2017	17		$12.08	to	$12.08	$207	8.87%	1.20%	to	1.20%	14.79%	to	14.79%
GREAT-WEST LIFETIME 2035 FUND
(Effective date 04/22/2016)
2018	26		$11.17	to	$11.46	$290	1.64%	0.25%	to	1.20%	(8.97)%	to	(8.10)%
2017	16		$12.47	to	$12.47	$194	1.80%	0.25%	to	0.25%	18.07%	to	18.07%
2016	16		$10.56	to	$10.56	$164	1.18%	0.25%	to	0.25%	5.63%	to	5.63%
GREAT-WEST LIFETIME 2040 FUND
(Effective date 04/29/2016)
2018	1		$11.31	to	$11.31	$10	2.77%	1.20%	to	1.20%	(9.85)%	to	(9.85)%
2017	1		$12.55	to	$12.55	$11	2.73%	1.20%	to	1.20%	18.11%	to	18.11%
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
(Effective date 01/23/2012)
2018	13		$10.25	to	$17.15	$142	0.00%	0.25%	to	1.20%	(17.20)%	to	(16.41)%
2017	19		$12.38	to	$20.52	$238	0.07%	0.25%	to	1.20%	8.43%	to	9.47%
2016	11		$11.42	to	$18.74	$142	0.07%	0.25%	to	1.20%	24.32%	to	25.52%
2015	2		$9.19	to	$14.93	$27	0.15%	0.25%	to	1.20%	(8.14)%	to	(3.70)%
GREAT-WEST MID CAP VALUE FUND
(Effective date 12/31/2014)
2018	28		$11.16	to	$11.16	$316	5.17%	1.20%	to	1.20%	(13.36)%	to	(13.36)%
2017	10		$12.88	to	$12.88	$133	11.59%	1.20%	to	1.20%	15.59%	to	15.59%
2016	1		$11.14	to	$11.14	$13	3.64%	1.20%	to	1.20%	18.86%	to	18.86%
2015	0	*	$9.37	to	$9.37	$1	3.03%	1.20%	to	1.20%	(6.27)%	to	(6.27)%
GREAT-WEST MODERATE PROFILE FUND CLASS L
(Effective date 04/28/2017)
2018	1,019		$9.87	to	$10.04	$10,064	1.91%	0.20%	to	1.20%	(7.58)%	to	(6.64)%
2017	236		$10.68	to	$10.68	$2,516	2.32%	1.20%	to	1.20%	6.84%	to	6.84%
GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS
(Effective date 04/28/2017)
2018	493		$9.91	to	$10.07	$4,893	3.15%	0.25%	to	1.20%	(7.41)%	to	(6.53)%
2017	392		$10.71	to	$10.78	$4,205	2.01%	0.25%	to	1.20%	7.09%	to	7.78%
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
(Effective date 04/28/2017)
2018	133		$9.91	to	$10.08	$1,336	2.82%	0.20%	to	1.20%	(8.73)%	to	(7.81)%
2017	109		$10.86	to	$10.93	$1,185	2.05%	0.25%	to	1.20%	8.61%	to	9.30%
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L
(Effective date 04/28/2017)
2018	170		$9.86	to	$10.00	$1,680	2.64%	0.40%	to	1.20%	(6.02)%	to	(5.26)%
2017	63		$10.49	to	$10.49	$659	2.15%	1.20%	to	1.20%	4.94%	to	4.94%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS
(Effective date 04/28/2017)
2018	55	$9.90	to	$9.90	$545	2.95%	1.20%	to	1.20%	(5.86)%	to	(5.86)%
2017	31	$10.52	to	$10.52	$327	1.87%	1.20%	to	1.20%	5.21%	to	5.21%
GREAT-WEST MULTI-SECTOR BOND FUND
(Effective date 01/23/2012)
2018	81	$10.45	to	$13.23	$887	2.63%	0.25%	to	1.20%	(4.27)%	to	(3.34)%
2017	53	$10.92	to	$13.69	$620	1.86%	0.25%	to	1.20%	5.00%	to	6.01%
2016	28	$10.40	to	$12.92	$337	2.34%	0.25%	to	1.20%	10.07%	to	11.10%
2015	21	$9.50	to	$11.63	$232	2.59%	0.25%	to	1.20%	(7.66)%	to	(6.78)%
2014	8	$12.40	to	$12.47	$95	3.02%	0.25%	to	0.45%	2.99%	to	3.14%
GREAT-WEST PUTNAM EQUITY INCOME FUND
(Effective date 10/21/2013)
2018	44	$10.98	to	$15.21	$492	1.40%	0.45%	to	1.20%	(9.90)%	to	(9.22)%
2017	24	$12.19	to	$16.76	$306	0.57%	0.45%	to	1.20%	17.31%	to	18.19%
2016	5	$10.39	to	$10.39	$56	0.00%	1.20%	to	1.20%	11.78%	to	11.78%
GREAT-WEST PUTNAM HIGH YIELD BOND FUND
(Effective date 01/23/2012)
2018	58	$10.55	to	$13.73	$626	7.87%	0.25%	to	1.20%	(5.08)%	to	(4.16)%
2017	39	$11.11	to	$14.32	$448	6.23%	0.25%	to	1.20%	5.36%	to	6.36%
2016	24	$10.55	to	$13.47	$282	6.35%	0.25%	to	1.20%	14.17%	to	15.25%
2015	3	$9.61	to	$11.59	$29	4.49%	0.45%	to	1.20%	(5.83)%	to	(5.12)%
2014	1	$12.22	to	$12.22	$13	4.52%	0.45%	to	0.45%	1.66%	to	1.66%
GREAT-WEST REAL ESTATE INDEX FUND
(Effective date 05/01/2013)
2018	30	$10.42	to	$9.77	$314	2.04%	0.20%	to	1.20%	(5.99)%	to	(5.04)%
2017	24	$11.08	to	$12.99	$274	0.97%	0.25%	to	1.20%	1.87%	to	2.84%
2016	14	$10.88	to	$12.63	$156	1.81%	0.25%	to	1.20%	4.56%	to	5.56%
2015	4	$10.41	to	$11.97	$42	3.18%	0.25%	to	1.20%	4.06%	to	3.42%
GREAT-WEST S&P 500® INDEX FUND
(Effective date 01/23/2012)
2018	608	$14.58	to	$11.48	$7,904	0.76%	0.20%	to	1.20%	(6.03)%	to	(5.08)%
2017	391	$15.52	to	$12.09	$5,716	0.94%	0.20%	to	1.20%	19.74%	to	20.93%
2016	163	$10.59	to	$18.14	$2,202	1.04%	0.25%	to	1.20%	9.94%	to	10.99%
2015	71	$11.79	to	$16.35	$1,107	1.29%	0.25%	to	1.20%	(0.46)%	to	0.50%
2014	45	$16.17	to	$16.27	$736	1.10%	0.25%	to	0.45%	12.06%	to	12.75%
GREAT-WEST S&P MID CAP 400® INDEX FUND
(Effective date 01/23/2012)
2018	176	$10.89	to	$10.19	$2,030	0.70%	0.20%	to	1.20%	(12.63)%	to	(11.74)%
2017	136	$12.47	to	$11.54	$1,841	0.65%	0.20%	to	1.20%	14.27%	to	15.41%
2016	53	$10.91	to	$18.50	$647	0.59%	0.25%	to	1.20%	18.54%	to	19.67%
2015	15	$9.20	to	$15.46	$192	0.94%	0.25%	to	1.20%	(7.98)%	to	(3.02)%
2014	8	$15.84	to	$15.94	$127	0.90%	0.25%	to	0.45%	8.72%	to	8.95%
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
(Effective date 01/23/2012)
2018	147	$11.48	to	$10.22	$1,891	1.27%	0.20%	to	1.20%	(10.08)%	to	(9.17)%
2017	107	$12.77	to	$11.25	$1,612	1.96%	0.20%	to	1.20%	11.41%	to	12.52%
2016	43	$11.46	to	$19.67	$619	1.05%	0.25%	to	1.20%	24.24%	to	25.42%
2015	16	$9.22	to	$15.69	$242	1.21%	0.25%	to	1.20%	(7.77)%	to	(2.78)%
2014	11	$16.04	to	$16.13	$184	1.59%	0.25%	to	0.45%	4.70%	to	4.88%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31							For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)		Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
GREAT-WEST SECUREFOUNDATION® BALANCED FUND
(Effective date 01/23/2012)
2018	1,655		$11.65	to	$10.60	$18,073		2.37%	0.20%	to	1.20%	(6.67)%	to	(5.72)%
2017	1,095		$12.48	to	$11.24	$12,753		2.15%	0.20%	to	1.20%	11.30%	to	12.41%
2016	777		$10.26	to	$14.05	$8,114		2.57%	0.25%	to	1.20%	7.07%	to	8.09%
2015	174		$10.47	to	$13.00	$1,703		1.94%	0.25%	to	1.20%	(2.06)%	to	(1.12)%
2014	0	*	$13.15	to	$13.15	$0	*	0.00%	0.25%	to	0.25%	5.71%	to	5.71%
GREAT-WEST SHORT DURATION BOND FUND
(Effective date 01/23/2012)
2018	99		$9.99	to	$10.22	$1,052		1.89%	0.20%	to	1.20%	(0.58)%	to	0.42%
2017	99		$10.05	to	$10.18	$1,049		1.03%	0.20%	to	1.20%	0.74%	to	1.76%
2016	9		$9.97	to	$10.79	$95		1.47%	0.25%	to	1.20%	0.49%	to	1.45%
2015	5		$10.56	to	$10.64	$55		1.07%	0.25%	to	0.45%	0.09%	to	0.28%
2014	10		$9.97	to	$10.55	$99		1.10%	0.45%	to	1.20%	(0.20)%	to	0.57%
GREAT-WEST SMALL CAP GROWTH FUND
(Effective date 04/22/2016)
2018	8		$12.70	to	$12.95	$108		7.47%	0.45%	to	1.20%	(4.15)%	to	(3.43)%
2017	2		$13.25	to	$13.25	$20		0.00%	1.20%	to	1.20%	20.05%	to	20.05%
2016	1		$11.03	to	$11.03	$15		0.00%	1.20%	to	1.20%	10.33%	to	10.33%
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
(Effective date 01/23/2012)
2018	52		$12.01	to	$22.40	$738		0.09%	0.25%	to	1.20%	(3.50)%	to	(2.57)%
2017	23		$12.45	to	$23.00	$408		0.33%	0.25%	to	1.20%	22.96%	to	24.12%
2016	11		$10.12	to	$18.53	$176		0.05%	0.25%	to	1.20%	4.91%	to	5.92%
2015	10		$9.65	to	$17.49	$154		0.02%	0.25%	to	1.20%	(3.52)%	to	6.25%
2014	4		$16.37	to	$16.46	$62		1.21%	0.25%	to	0.45%	12.28%	to	12.51%
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
(Effective date 01/23/2012)
2018	96		$10.03	to	$10.23	$996		1.64%	0.20%	to	1.20%	(0.74)%	to	0.26%
2017	55		$10.83	to	$10.20	$582		1.25%	0.20%	to	0.45%	1.76%	to	2.01%
2016	8		$10.64	to	$10.75	$87		1.51%	0.25%	to	0.45%	0.78%	to	0.97%
2015	6		$10.64	to	$10.64	$59		2.15%	0.25%	to	0.25%	0.55%	to	0.55%
INVESCO V.I. GLOBAL REAL ESTATE FUND
(Effective date 10/21/2013)
2018	3		$10.04	to	$14.61	$39		3.71%	0.25%	to	1.20%	(7.46)%	to	(6.57)%
2017	2		$10.85	to	$11.78	$25		2.90%	1.00%	to	1.20%	11.39%	to	11.58%
2016	3		$9.74	to	$10.56	$33		0.04%	1.00%	to	1.20%	0.61%	to	0.82%
2015	0	*	$10.47	to	$10.47	$1		3.76%	1.00%	to	1.00%	(2.70)%	to	(2.70)%
INVESCO V.I. GROWTH & INCOME FUND
(Effective date 01/23/2012)
2018	46		$10.44	to	$9.81	$604		1.83%	0.20%	to	1.20%	(14.63)%	to	(13.77)%
2017	38		$12.23	to	$11.38	$616		1.61%	0.20%	to	1.20%	12.68%	to	13.81%
2016	6		$10.85	to	$18.38	$110		0.80%	0.25%	to	1.20%	18.00%	to	19.13%
2015	4		$15.31	to	$15.43	$63		3.15%	0.25%	to	0.45%	(3.74)%	to	(3.55)%
INVESCO V.I. INTERNATIONAL GROWTH FUND
(Effective date 01/23/2012)
2018	13		$9.14	to	$12.97	$154		1.89%	0.25%	to	1.20%	(16.23)%	to	(15.42)%
2017	12		$10.91	to	$15.34	$163		1.35%	0.25%	to	1.20%	21.27%	to	22.42%
2016	9		$8.99	to	$12.53	$108		1.20%	0.25%	to	1.20%	(1.88)%	to	(0.95)%
2015	7		$12.65	to	$12.65	$87		1.51%	0.25%	to	0.25%	(2.86)%	to	(2.86)%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
INVESCO V.I. SMALL CAP EQUITY FUND
(Effective date 10/21/2013)
2018	1		$9.14	to	$9.14	$9	0.00%	1.20%	to	1.20%	(16.30)%	to	(16.30)%
2017	1		$10.92	to	$10.92	$10	0.00%	1.20%	to	1.20%	12.38%	to	12.38%
IVY VIP ENERGY FUND
(Effective date 04/22/2016)
2018	19		$6.69	to	$6.69	$125	0.00%	1.20%	to	1.20%	(34.92)%	to	(34.92)%
2017	11		$10.29	to	$10.29	$118	1.09%	1.20%	to	1.20%	(13.68)%	to	(13.68)%
2016	4		$11.92	to	$11.98	$43	0.00%	0.45%	to	1.20%	19.19%	to	19.80%
JANUS HENDERSON VIT BALANCED PORTFOLIO
(Effective date 01/23/2012)
2018	78		$11.68	to	$11.82	$1,070	1.83%	0.20%	to	1.20%	(0.77)%	to	0.23%
2017	245		$11.78	to	$11.79	$3,039	1.41%	0.20%	to	1.20%	16.73%	to	17.90%
2016	26		$10.09	to	$14.67	$379	2.02%	0.25%	to	1.20%	3.08%	to	4.07%
2015	23		$9.79	to	$14.09	$313	1.17%	0.25%	to	1.20%	(2.13)%	to	0.16%
2014	5		$14.07	to	$14.07	$64	1.51%	0.25%	to	0.25%	7.98%	to	7.98%
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO
(Effective date 05/01/2015)
2018	45		$13.15	to	$12.57	$591	0.13%	0.20%	to	1.20%	(1.85)%	to	(0.88)%
2017	12		$13.40	to	$12.69	$167	0.45%	0.20%	to	1.20%	25.58%	to	26.85%
2016	11		$10.67	to	$10.87	$118	0.02%	0.45%	to	1.20%	10.76%	to	11.60%
2015	0	*	$9.64	to	$9.64	$3	0.24%	1.20%	to	1.20%	(3.64)%	to	(3.64)%
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO
(Effective date 10/21/2013)
2018	51		$9.97	to	$10.16	$508	3.35%	0.20%	to	1.20%	(2.48)%	to	(1.46)%
2017	17		$10.22	to	$10.32	$180	2.47%	0.20%	to	1.20%	2.13%	to	3.15%
2016	14		$10.01	to	$10.01	$145	2.39%	1.20%	to	1.20%	1.00%	to	1.00%
JANUS HENDERSON VIT OVERSEAS PORTFOLIO
2018	3		$18.27	to	$18.27	$54	1.76%	1.40%	to	1.40%	(16.13)%	to	(16.13)%
2017	3		$21.79	to	$21.79	$65	1.66%	1.40%	to	1.40%	29.30%	to	29.30%
2016	3		$16.85	to	$16.85	$50	4.68%	1.40%	to	1.40%	(7.75)%	to	(7.75)%
2015	3		$18.27	to	$18.27	$54	0.60%	1.40%	to	1.40%	(9.86)%	to	(9.86)%
2014	3		$20.27	to	$20.27	$60	5.83%	1.40%	to	1.40%	(13.08)%	to	(13.08)%
JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO
(Effective date 04/28/2017)
2018	4		$10.00	to	$10.00	$42	0.00%	1.20%	to	1.20%	(6.05)%	to	(6.05)%
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO
(Effective date 04/30/2018)
2018	1		$8.58	to	$8.58	$5	0.00%	1.20%	to	1.20%	(14.24)%	to	(14.24)%
LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO
(Effective date 05/16/2014)
2018	2		$13.08	to	$13.67	$26	0.00%	0.25%	to	1.20%	3.62%	to	4.62%
2017	2		$12.62	to	$13.06	$25	0.00%	0.25%	to	1.20%	28.38%	to	29.59%
2016	2		$9.83	to	$10.08	$19	0.00%	0.25%	to	1.20%	(3.77)%	to	(2.85)%
2015	2		$10.22	to	$10.38	$20	0.00%	0.25%	to	1.20%	(9.30)%	to	(8.44)%
2014	1		$11.33	to	$11.33	$9	0.00%	0.25%	to	0.25%	13.32%	to	13.32%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO
(Effective date 04/22/2016)
2018	8		$11.37	to	$11.04	$94	1.10%	0.20%	to	1.20%	(9.10)%	to	(8.18)%
2017	1		$12.51	to	$12.51	$14	1.30%	1.20%	to	1.20%	19.05%	to	19.05%
2016	1		$10.51	to	$10.51	$12	0.00%	1.20%	to	1.20%	5.06%	to	5.06%
MFS VIT II TECHNOLOGY PORTFOLIO
(Effective date 04/22/2016)
2018	87		$14.93	to	$14.02	$1,311	0.00%	0.20%	to	1.20%	0.30%	to	1.32%
2017	57		$14.89	to	$13.84	$850	0.00%	0.20%	to	1.20%	37.00%	to	38.37%
2016	60		$10.87	to	$10.94	$656	0.00%	0.25%	to	1.20%	8.68%	to	9.39%
MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO
(Effective date 04/28/2017)
2018	5		$10.25	to	$10.42	$53	0.62%	0.20%	to	1.20%	(6.49)%	to	(5.54)%
2017	3		$10.96	to	$10.96	$28	0.00%	1.20%	to	1.20%	9.62%	to	9.62%
NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO
(Effective date 01/23/2012)
2018	11		$11.33	to	$19.17	$127	0.22%	0.25%	to	1.20%	(7.07)%	to	(6.17)%
2017	1		$20.44	to	$20.44	$17	0.35%	0.25%	to	0.25%	17.82%	to	17.82%
2016	1		$17.34	to	$17.34	$14	0.49%	0.25%	to	0.25%	9.37%	to	9.37%
2015	1		$15.85	to	$15.85	$13	0.32%	0.25%	to	0.25%	(0.84)%	to	(0.84)%
2014	1		$15.99	to	$15.99	$13	0.12%	0.25%	to	0.25%	9.82%	to	9.82%
NVIT EMERGING MARKETS FUND
(Effective date 08/05/2016)
2018	0	*	$10.86	to	$10.86	$5	0.35%	1.40%	to	1.40%	(18.86)%	to	(18.86)%
2017	0	*	$13.39	to	$13.39	$6	0.96%	1.40%	to	1.40%	39.15%	to	39.15%
2016	0	*	$9.62	to	$9.62	$4	0.80%	1.40%	to	1.40%	(3.82)%	to	(3.82)%
OPPENHEIMER INTERNATIONAL GROWTH FUND/VA
(Effective date 04/28/2017)
2018	13		$8.86	to	$8.86	$117	0.42%	1.20%	to	1.20%	(20.52)%	to	(20.52)%
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA
(Effective date 05/16/2014)
2018	38		$10.31	to	$12.11	$393	0.05%	1.20%	to	1.20%	(11.61)%	to	(11.61)%
2017	11		$13.70	to	$11.67	$132	0.67%	1.20%	to	1.20%	12.56%	to	12.56%
2016	6		$12.17	to	$10.37	$63	0.05%	1.20%	to	1.20%	16.27%	to	16.26%
2015	1		$10.47	to	$10.47	$8	0.00%	1.20%	to	1.20%	(7.21)%	to	(7.21)%
PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO
(Effective date 01/23/2012)
2018	15		$7.58	to	$5.24	$111	1.83%	0.25%	to	1.20%	(15.23)%	to	(14.41)%
2017	6		$8.94	to	$6.12	$49	10.67%	0.25%	to	1.20%	0.83%	to	1.80%
2016	4		$8.87	to	$6.01	$33	0.53%	0.25%	to	1.20%	13.49%	to	14.58%
2015	2		$5.25	to	$5.25	$10	0.00%	0.25%	to	0.25%	(25.84)%	to	(25.84)%
PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO
(Effective date 04/22/2016)
2018	4		$9.70	to	$9.70	$43	2.30%	1.20%	to	1.20%	(3.66)%	to	(3.66)%
2017	4		$10.06	to	$10.06	$43	2.07%	1.20%	to	1.20%	7.56%	to	7.56%
2016	5		$9.36	to	$9.36	$43	0.80%	1.20%	to	1.20%	(6.43)%	to	(6.43)%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
PIMCO VIT LOW DURATION PORTFOLIO
(Effective date 01/23/2012)
2018	32		$9.79	to	$10.11	$339	1.83%	0.20%	to	1.20%	(0.96)%	to	0.04%
2017	29		$10.57	to	$10.57	$307	1.24%	0.45%	to	0.45%	0.79%	to	0.79%
2016	33		$9.88	to	$10.49	$341	1.37%	0.45%	to	1.20%	0.10%	to	0.85%
2015	35		$10.40	to	$10.40	$360	3.27%	0.45%	to	0.45%	(0.23)%	to	(0.23)%
2014	38		$10.43	to	$10.43	$395	0.29%	0.45%	to	0.45%	0.29%	to	0.29%
PIMCO VIT REAL RETURN PORTFOLIO
(Effective date 10/21/2013)
2018	3		$9.89	to	$9.89	$31	1.70%	1.20%	to	1.20%	(3.47)%	to	(3.47)%
PIMCO VIT SHORT TERM PORTFOLIO
(Effective date 04/22/2016)
2018	5		$10.25	to	$10.34	$50	1.42%	0.20%	to	1.20%	0.20%	to	1.23%
PIMCO VIT TOTAL RETURN PORTFOLIO
(Effective date 01/23/2012)
2018	62		$10.19	to	$11.68	$679	2.50%	0.25%	to	1.20%	(1.83)%	to	(0.88)%
2017	35		$10.38	to	$11.78	$401	1.79%	0.25%	to	1.20%	3.57%	to	4.55%
2016	40		$10.03	to	$11.27	$442	1.94%	0.25%	to	1.20%	1.37%	to	2.32%
2015	41		$10.93	to	$11.02	$445	4.42%	0.25%	to	0.45%	(0.11)%	to	0.10%
2014	36		$10.94	to	$10.94	$397	0.94%	0.45%	to	0.45%	3.70%	to	3.70%
PUTNAM VT EQUITY INCOME FUND
(Effective date 04/28/2017)
2018	6		$10.20	to	$10.20	$59	0.69%	1.20%	to	1.20%	(9.59)%	to	(9.59)%
2017	6		$11.29	to	$11.29	$66	0.00%	1.20%	to	1.20%	12.86%	to	12.86%
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
(Effective date 12/31/2014)
2018	7		$10.51	to	$10.51	$74	0.00%	1.20%	to	1.20%	(8.37)%	to	(8.37)%
PUTNAM VT GLOBAL EQUITY FUND
(Effective date 12/31/2014)
2018	2		$9.97	to	$9.97	$24	0.30%	1.20%	to	1.20%	(13.49)%	to	(13.49)%
2017	0	*	$11.52	to	$11.52	$4	0.00%	1.20%	to	1.20%	26.85%	to	26.85%
PUTNAM VT GROWTH OPPORTUNITIES FUND
(Effective date 12/31/2014)
2018	56		$13.15	to	$13.15	$738	0.00%	1.20%	to	1.20%	1.15%	to	1.15%
2017	28		$13.01	to	$13.01	$366	0.06%	1.20%	to	1.20%	29.35%	to	29.35%
2016	5		$10.05	to	$10.05	$48	0.00%	1.20%	to	1.20%	5.24%	to	5.24%
PUTNAM VT INCOME FUND
(Effective date 12/31/2014)
2018	6		$10.14	to	$10.21	$58	3.14%	1.00%	to	1.20%	(1.01)%	to	(0.82)%
2017	5		$10.24	to	$10.30	$52	3.56%	1.00%	to	1.20%	4.34%	to	4.54%
2016	3		$9.81	to	$9.85	$32	4.12%	1.00%	to	1.20%	0.78%	to	0.97%
2015	3		$9.74	to	$9.76	$26	0.00%	1.00%	to	1.20%	(2.64)%	to	(2.44)%
PUTNAM VT INTERNATIONAL EQUITY FUND
(Effective date 05/01/2015)
2018	7		$8.69	to	$10.20	$64	1.45%	0.20%	to	1.20%	(20.09)%	to	(19.27)%
2017	6		$10.88	to	$11.09	$62	0.21%	0.45%	to	1.20%	25.09%	to	26.01%
2016	1		$8.69	to	$8.69	$5	0.00%	1.20%	to	1.20%	(3.61)%	to	(3.61)%

(Continued)

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

FINANCIAL HIGHLIGHTS	At December 31						For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)		Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return
PUTNAM VT INTERNATIONAL GROWTH FUND
(Effective date 01/23/2012)
2018	1		$9.46	to	$9.46	$8	0.00%	1.20%	to	1.20%	(19.62)%	to	(19.62)%
2017	1		$11.77	to	$11.77	$10	2.12%	1.20%	to	1.20%	33.43%	to	33.43%
2016	13		$8.83	to	$11.93	$157	0.04%	0.45%	to	1.20%	(7.82)%	to	(7.13)%
2015	1		$9.57	to	$9.57	$8	0.00%	1.20%	to	1.20%	(0.08)%	to	(0.08)%
PUTNAM VT INTERNATIONAL VALUE FUND
(Effective date 04/22/2016)
2018	1		$9.95	to	$9.95	$6	2.05%	1.20%	to	1.20%	(18.61)%	to	(18.61)%
PUTNAM VT MORTGAGE SECURITIES FUND
(Effective date 10/21/2013)
2018	8		$9.63	to	$9.63	$76	2.88%	1.20%	to	1.20%	(2.09)%	to	(2.09)%
2017	2		$9.84	to	$9.84	$16	0.00%	1.20%	to	1.20%	0.75%	to	0.75%
PUTNAM VT MULTI-CAP CORE FUND
(Effective date 05/01/2015)
2018	6		$11.48	to	$11.48	$68	1.04%	1.20%	to	1.20%	(8.74)%	to	(8.74)%
2017	4		$12.58	to	$12.58	$52	1.07%	1.20%	to	1.20%	21.39%	to	21.39%
2016	4		$10.36	to	$10.36	$43	0.99%	1.20%	to	1.20%	10.72%	to	10.72%
2015	2		$9.36	to	$9.36	$18	0.00%	1.20%	to	1.20%	(6.42)%	to	(6.42)%
PUTNAM VT SMALL CAP GROWTH FUND
(Effective date 10/21/2013)
2018	2		$9.51	to	$9.51	$16	0.00%	1.20%	to	1.20%	(14.88)%	to	(14.88)%
2017	1		$11.17	to	$11.17	$15	0.11%	1.20%	to	1.20%	6.64%	to	6.64%
2016	0	*	$10.48	to	$10.48	$1	0.83%	1.20%	to	1.20%	14.15%	to	14.15%
2015	0	*	$9.18	to	$9.18	$1	0.00%	1.20%	to	1.20%	(8.22)%	to	(8.22)%
PUTNAM VT SMALL CAP VALUE FUND
(Effective date 05/01/2015)
2018	12		$9.70	to	$9.70	$112	0.40%	1.20%	to	1.20%	(20.89)%	to	(20.89)%
2017	8		$12.27	to	$12.27	$97	1.05%	1.20%	to	1.20%	6.59%	to	6.59%
2016	21		$11.83	to	$11.83	$249	0.00%	0.45%	to	0.45%	26.93%	to	26.93%
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO
(Effective date 05/16/2014)
2018	213		$13.29	to	$13.75	$2,964	0.00%	0.20%	to	1.20%	0.44%	to	1.45%
2017	84		$13.24	to	$13.56	$1,229	0.00%	0.20%	to	1.20%	34.20%	to	35.55%
2016	30		$9.86	to	$12.45	$331	0.00%	0.25%	to	1.20%	(0.65)%	to	0.28%
2015	12		$12.26	to	$12.41	$149	0.00%	0.25%	to	1.00%	9.70%	to	10.53%
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
(Effective date 01/23/2012)
2018	60		$12.01	to	$12.79	$778	0.00%	0.20%	to	1.20%	(0.36)%	to	0.65%
2017	29		$12.05	to	$12.71	$400	0.00%	0.20%	to	1.20%	25.79%	to	27.05%
2016	12		$9.58	to	$23.92	$155	0.00%	0.25%	to	1.20%	(4.20)%	to	(10.94)%
2015	5		$15.57	to	$26.86	$128	0.00%	0.25%	to	1.00%	11.36%	to	12.19%
2014	7		$13.95	to	$23.94	$142	0.00%	0.25%	to	1.20%	29.65%	to	30.89%
VAN ECK VIP GLOBAL HARD ASSETS FUND
(Effective date 10/21/2013)
2018	33		$6.91	to	$4.94	$225	0.00%	1.20%	to	1.20%	(29.29)%	to	(29.28)%
2017	20		$9.78	to	$6.98	$190	0.00%	1.20%	to	1.20%	(3.13)%	to	(3.14)%
2016	4		$10.09	to	$7.21	$36	0.11%	1.20%	to	1.20%	41.70%	to	41.70%
2015	1		$5.09	to	$5.09	$7	0.00%	1.20%	to	1.20%	(34.42)%	to	(34.42)%

* The Investment Division has units that round to less than 1,000 units.

(Concluded)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of Variable Annuity-2 Series Account and the Board of Directors of Great-West Life & Annuity Insurance Company of New York

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the investment divisions listed in Appendix A of the Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company of New York (the “Series Account”) as of December 31, 2018, the related statements of operations and changes in net assets for the periods indicated in Appendix A, and the related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions constituting the Series Account as of December 31, 2018, the results of their operations and the changes in their net assets for each of the periods indicated in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on the Series Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Series Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with mutual fund companies; when replies were not received from mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

April 8, 2019

We have served as the auditor of one or more Great-West investment company separate accounts since 1981.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY

INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

APPENDIX A

Investment division	Statement of assets and liabilities	Statement of operations	Statements of changes in net assets
ALGER CAPITAL APPRECIATION PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
ALGER LARGE CAP GROWTH PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
ALGER MID CAP GROWTH PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
ALGER SMALL CAP GROWTH PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
ALPS ALERIAN ENERGY INFRASTRUCTURE PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
ALPS RED ROCKS LISTED PRIVATE EQUITY PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
AMERICAN CENTURY INVESTMENTS VP MID CAP VALUE FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
AMERICAN CENTURY INVESTMENTS VP VALUE FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
AMERICAN FUNDS IS GLOBAL GROWTH AND INCOME FUND	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period September 19, 2017 to December 31, 2017
AMERICAN FUNDS IS GROWTH FUND	December 31, 2018	For the period May 15, 2018 to December 31, 2018	For the period May 15, 2018 to December 31, 2018
AMERICAN FUNDS IS GROWTH-INCOME FUND	December 31, 2018	For the period June 25, 2018 to December 31, 2018	For the period June 25, 2018 to December 31, 2018
AMERICAN FUNDS IS INTERNATIONAL FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
AMERICAN FUNDS IS NEW WORLD FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
BLACKROCK GLOBAL ALLOCATION VI FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
BLACKROCK HIGH YIELD VI FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY

INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

APPENDIX A

CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period November 7, 2017 to December 31, 2017
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	December 31, 2018	For the period March 9, 2018 to December 31, 2018	For the period March 9, 2018 to December 31, 2018
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
COLUMBIA VARIABLE PORTFOLIO - SELIGMAN GLOBAL TECHNOLOGY FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
COLUMBIA VARIABLE PORTFOLIO - STRATEGIC INCOME FUND	December 31, 2018	For the period June 25, 2018 to December 31, 2018	For the period June 25, 2018 to December 31, 2018
DELAWARE VIP EMERGING MARKETS SERIES	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DELAWARE VIP REIT SERIES	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DELAWARE VIP SMALL CAP VALUE SERIES	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DIMENSIONAL VA INTERNATIONAL SMALL PORTFOLIO	December 31, 2018	For the period April 10, 2018 to December 31, 2018	For the period April 10, 2018 to December 31, 2018
DIMENSIONAL VA INTERNATIONAL VALUE PORTFOLIO	December 31, 2018	For the period April 10, 2018 to December 31, 2018	For the period April 10, 2018 to December 31, 2018
DIMENSIONAL VA US LARGE VALUE PORTFOLIO	December 31, 2018	For the period April 10, 2018 to December 31, 2018	For the period April 10, 2018 to December 31, 2018
DIMENSIONAL VA US TARGETED VALUE PORTFOLIO	December 31, 2018	For the period April 24, 2018 to December 31, 2018	For the period April 24, 2018 to December 31, 2018
DREYFUS IP TECHNOLOGY GROWTH PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DREYFUS SUSTAINABLE U.S. EQUITY PORTFOLIO, INC.	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DREYFUS VIF GROWTH AND INCOME PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY

INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

APPENDIX A

DWS CAPITAL GROWTH VIP	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
DWS GLOBAL SMALL CAP VIP	N/A	N/A	For the period January 1, 2017 to November 30, 2017
EATON VANCE VT FLOATING-RATE INCOME FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
FEDERATED HIGH INCOME BOND FUND II	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period July 5, 2017 to December 31, 2017
FIDELITY VIP ASSET MANAGER PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
FIDELITY VIP BALANCED PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period October 11, 2017 to December 31, 2017
FIDELITY VIP CONTRAFUND PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
FIDELITY VIP GROWTH PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
FIDELITY VIP HIGH INCOME PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
FIDELITY VIP INDEX 500 PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
FIDELITY VIP INTERNATIONAL CAPITAL APPRECIATION PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period May 30, 2017 to December 31, 2017
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
FIDELITY VIP OVERSEAS PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period July 5, 2017 to December 31, 2017
FRANKLIN INCOME VIP FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY

INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

APPENDIX A

GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GOLDMAN SACHS VIT US EQUITY INSIGHTS FUND	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period September 18, 2017 to December 31, 2017
GREAT-WEST AGGRESSIVE PROFILE FUND	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period September 19, 2017 to December 31, 2017
GREAT-WEST ARIEL MID CAP VALUE FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST BOND INDEX FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST CONSERVATIVE PROFILE FUND CLASS L	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period May 30, 2017 to December 31, 2017
GREAT-WEST CONSERVATIVE PROFILE FUND INVESTOR CLASS	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period July 5, 2017 to December 31, 2017
GREAT-WEST CONSERVATIVE PROFILE I FUND	N/A	N/A	For the period January 1, 2017 to July 17, 2017
GREAT-WEST CORE BOND FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST EMERGING MARKETS EQUITY FUND	December 31, 2018	For the period November 14, 2018 to December 31, 2018	For the period November 14, 2018 to December 31, 2018
GREAT-WEST GLOBAL BOND FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST GOVERNMENT MONEY MARKET FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST INFLATION-PROTECTED SECURITIES FUND	December 31, 2018	For the period November 7, 2018 to December 31, 2018	For the period November 7, 2018 to December 31, 2018
GREAT-WEST INTERNATIONAL GROWTH FUND	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period March 8, 2017 to December 31, 2017
GREAT-WEST INTERNATIONAL INDEX FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY

INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

APPENDIX A

GREAT-WEST INTERNATIONAL VALUE FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST INVESCO SMALL CAP VALUE FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST LARGE CAP GROWTH FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST LIFETIME 2020 FUND	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period December 8, 2017 to December 31, 2017
GREAT-WEST LIFETIME 2025 FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST LIFETIME 2030 FUND	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period September 19, 2017 to December 31, 2017
GREAT-WEST LIFETIME 2035 FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST LIFETIME 2040 FUND	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period November 21, 2017 to December 31, 2017
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST MID CAP VALUE FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST MODERATE PROFILE FUND CLASS L	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period May 15, 2017 to December 31, 2017
GREAT-WEST MODERATE PROFILE FUND INVESTOR CLASS	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period May 26, 2017 to December 31, 2017
GREAT-WEST MODERATE PROFILE I FUND	N/A	N/A	For the period January 1, 2017 to July 17, 2017
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period July 11, 2017 to December 31, 2017
GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND	N/A	N/A	For the period January 1, 2017 to July 17, 2017
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND CLASS L	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period May 30, 2017 to December 31, 2017

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY

INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

APPENDIX A

GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND INVESTOR CLASS	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period May 19, 2017 to December 31, 2017
GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND	N/A	N/A	For the period January 1, 2017 to July 17, 2017
GREAT-WEST MULTI-SECTOR BOND FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST PUTNAM EQUITY INCOME FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST PUTNAM HIGH YIELD BOND FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST REAL ESTATE INDEX FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST S&P 500® INDEX FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST S&P MID CAP 400® INDEX FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST S&P SMALL CAP 600® INDEX FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST SECUREFOUNDATION® BALANCED FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST SHORT DURATION BOND FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST SMALL CAP GROWTH FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST STOCK INDEX FUND	N/A	N/A	For the period January 1, 2017 to July 17, 2017
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
INVESCO V.I. GLOBAL REAL ESTATE FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
INVESCO V.I. GROWTH & INCOME FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
INVESCO V.I. INTERNATIONAL GROWTH FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY

INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

APPENDIX A

INVESCO V.I. SMALL CAP EQUITY FUND	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period April 13, 2017 to December 31, 2017
IVY VIP ENERGY FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
JANUS HENDERSON VIT BALANCED PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
JANUS HENDERSON VIT FLEXIBLE BOND PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
JANUS HENDERSON VIT OVERSEAS PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
JPMORGAN INSURANCE TRUST INCOME BUILDER PORTFOLIO	December 31, 2018	For the period February 13, 2018 to December 31, 2018	For the period February 13, 2018 to December 31, 2018
JPMORGAN INSURANCE TRUST SMALL CAP CORE PORTFOLIO	December 31, 2018	For the period August 1, 2018 to December 31, 2018	For the period August 1, 2018 to December 31, 2018
LORD ABBETT SERIES DEVELOPING GROWTH PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
MFS VIT II BLENDED RESEARCH CORE EQUITY PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
MFS VIT II TECHNOLOGY PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
MFS VIT III BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period November 14, 2017 to December 31, 2017
NEUBERGER BERMAN AMT SUSTAINABLE EQUITY PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
NVIT EMERGING MARKETS FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
OPPENHEIMER INTERNATIONAL GROWTH FUND/VA	December 31, 2018	For the period January 10, 2018 to December 31, 2018	For the period January 10, 2018 to December 31, 2018
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY

INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

APPENDIX A

PIMCO VIT COMMODITY REALRETURN STRATEGY PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PIMCO VIT LONG TERM US GOVERNMENT PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PIMCO VIT LOW DURATION PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PIMCO VIT REAL RETURN PORTFOLIO	December 31, 2018	For the period August 6, 2018 to December 31, 2018	For the period August 6, 2018 to December 31, 2018 and for the period January 1, 2017 to February 1, 2017
PIMCO VIT SHORT TERM PORTFOLIO	December 31, 2018	For the period April 20, 2018 to December 31, 2018	For the period April 20, 2018 to December 31, 2018
PIMCO VIT TOTAL RETURN PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PUTNAM VT EQUITY INCOME FUND	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period May 15, 2017 to December 31, 2017
PUTNAM VT GLOBAL ASSET ALLOCATION FUND	December 31, 2018	For the year ended December 31, 2018	For the period November 26, 2018 to December 31, 2018 and for the period January 1, 2017 to January 4, 2017
PUTNAM VT GLOBAL EQUITY FUND	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period July 11, 2017 to December 31, 2017
PUTNAM VT GROWTH AND INCOME FUND	N/A	N/A	For the period January 1, 2017 to May 15, 2017
PUTNAM VT GROWTH OPPORTUNITIES FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PUTNAM VT INCOME FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PUTNAM VT INTERNATIONAL EQUITY FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PUTNAM VT INTERNATIONAL GROWTH FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PUTNAM VT INTERNATIONAL VALUE FUND	December 31, 2018	For the period March 8, 2018 to December 31, 2018	For the period March 8, 2018 to December 31, 2018
PUTNAM VT MORTGAGE SECURITIES FUND	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period September 5, 2017 to December 31, 2017

VARIABLE ANNUITY-2 SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY

INSURANCE COMPANY OF NEW YORK

Report of Independent Registered Public Accounting Firm

APPENDIX A

PUTNAM VT MULTI-CAP CORE FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PUTNAM VT SMALL CAP GROWTH FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
PUTNAM VT SMALL CAP VALUE FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
T. ROWE PRICE HEALTH SCIENCES PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018
VAN ECK VIP GLOBAL HARD ASSETS FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

PART C
OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
The balance sheets of Great-West Life & Annuity Insurance Company of New York (“Great-West” or the “Depositor”) as of December 31, 2018 and 2017, and the related statements of income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2018, and the statements of assets and liabilities of each of the investment divisions which comprise the Registrant as of December 31, 2018, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods presented are filed herewith in the Statement of Additional Information.
(b)	Exhibits
	(1)	Certified copy of resolution of Board of Directors of Depositor authorizing the establishment of Registrant (is incorporated by reference to exhibits filed with the Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 33-32199), filed on April 29, 1997.
	(2)	Not applicable.
	(3)	Underwriting agreement between the Depositor and GWFS Equities, Inc. is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on October 1, 2013 (File No. 333-189440).
	(4)	(a)	Form of variable annuity contract is incorporated by reference to Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on October 1, 2013 (File No. 333-189440).
	(4)	(b)	Form of guaranteed lifetime withdrawal benefit rider is incorporated by reference to Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on October 1, 2013 (File No. 333-189440).
	(4)	(c)	Form of Individual Retirement Annuity Endorsement is incorporated by reference to Registrant’s Initial Registration Statement on Form N-4 filed on September 29, 2011 (File No. 333-177070).
	(4)	(d)	Form of Roth IRA Endorsement is incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 filed on October 22, 2014 (File No. 333-189440).
	(4)	(e)	Form of GLWB Floating Rider v2 is incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 filed on October 22, 2014 (File No. 333-189440).
	(4)	(f)	Form of GLWB Fixed Rider is incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 filed on October 22, 2014 (File No. 333-189440).
	(4)	(g)	Form of Contract Amendment is incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 filed on October 22, 2014 (File No. 333-189440).
	(4)	(h)	Form of Contract Amendment is to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, filed on July 21, 2015 (File No. 333-189440)
	(5)	Form of variable annuity contract application is incorporated by reference to Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on October 1, 2013 (File No. 333-189440).
	(6)	(a)	The Restated Charter of Depositor is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, filed on April 29, 2015 (File No. 333-189440).
	(6)	(b)	Bylaws of Depositor are incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, filed on April 29, 2015 (File No. 333-189440).

(7)	Not Applicable.
(8)	(a)	Participation Agreement with AIM Variable Insurance Fund (formerly INVESCO Variable Investment Funds, Inc.) is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with AIM Variable Insurance Fund is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(8)	(b)	Participation Agreement with Alger American Fund is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendments to Participation Agreement with Alger American Fund are incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed on April 15, 2002 (File No. 333-25289) and to Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).
(8)	(c)	Participation Agreement with ALPS Variable Investment Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, filed on April 29, 2015 (File No. 333-189440).
(8)	(d)	Participation Agreement with American Century Variable Portfolios (formerly, TCI Portfolios, Inc.) is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with American Century Variable Portfolios is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed on April 15, 2002 (File No. 333-25289); amendment to Participation Agreement with American Century Variable Portfolios is incorporated by reference to Variable Annuity-1 Series Account of Great- West’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement with American Century Variable Portfolios is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333- 147743); Amendment to Fund Participation Agreement with American Century Variable Portfolios, Inc. is incorporated by reference to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).
(8)	(e)	Fund Participation Agreement with American Funds Insurance Series, First Amendment to Fund Participation Agreement with American Funds Insurance Series, Second Amendment to Fund Participation Agreement with American Funds Insurance Series, and Third Amendment to Fund Participation Agreement with American Funds Insurance Series are incorporated by reference to Registrant’s Post- Effective Amendment No. 4 to the Registration Statement on Form N-4, filed on April 29, 2015 (File No. 333-189440).
(8)	(f)	Participation Agreement with Delaware VIP Trust is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); form of amendment to Participation Agreement with Delaware VIP Trust is incorporated by reference to the Variable Annuity-1 Series Account of Great-West’s Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333- 25289); amendment to Participation Agreement with Delaware VIP Trust is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement is incorporated by reference to Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).

(8)	(g)	Participation Agreement with Dreyfus Variable Investment Fund is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289); amendment to Participation Agreement with Dreyfus Variable Investment Fund is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Pre-Effective Amendment to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement with Dreyfus Variable Investment Fund is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743) Amendment to Participation Agreement with Dreyfus Variable Investment Fund is incorporated by reference to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).
(8)	(h)	Participation Agreement with DWS Variable Series II (formerly, Scudder Variable Life Investment Fund) is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 filed on April 25, 2003 (File No. 333-25289); form of amendment to Participation Agreement is incorporated by reference to the Variable Annuity-1 Series Account of Great-West’s Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289); amendment to Participation Agreement with DWS Variable Series II is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743). Amendments to Participation Agreements with DWS Variable Series I and DWS Variable Series II are incorporated by reference to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).
(8)	(i)	Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust, and Amendment to Fund Participation Agreement with Franklin Templeton Variable Insurance Trust are incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, filed on April 29, 2015 (File No. 333-189440).
(8)	(j)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Amendment to Fund Participation Agreement with Goldman Sachs Variable Insurance Trust are incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, filed on April 29, 2015 (File No. 333-189440).
(8)	(k)	Participation Agreement with Janus Aspen Series (Institutional Class Shares) is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Initial Registration Statement on Form N-4 filed on April 16, 1997 (File No. 333-25289); amendment to Participation Agreement with Janus Aspen Series is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement with Janus Aspen Series is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Post-Effective Amendment No. 1 on Form N-4 filed on April 21, 2009 (File No. 333-147743); amendment to Participation Agreement is incorporated by reference to Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).
(8)	(l)	Fund Participation Agreement with JPMorgan Insurance Trust, and Amendment to Fund Participation Agreement with JPMorgan Insurance Trust are incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, filed on April 29, 2015 (File No. 333- 189440).
(8)	(m)	Participation Agreement with Legg Mason Partners Variable Equity Trust and Legg Mason Partners Variable Income Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, filed on April 29, 2015 (File No. 333-189440).

(8)	(n)	Participation Agreement with Neuberger Berman Advisers Management Trust is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Post-Effective Amendment No. 1 to the Registration Statement on N-4 filed on April 27, 2006 (File No. 333-130820); amendment to Participation Agreement with Neuberger Berman Adviser Management Trust is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N- 4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement is incorporated by reference to Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company pre- effective amendment No. 1 on Form N-4 filed on December 19, 2011 (File No. 333-176926).
(8)	(o)	Participation Agreement with PIMCO Variable Insurance Trust is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 filed on March 31, 2004 (File No. 333-25289); form of amendment to Participation Agreement with PIMCO Variable Insurance Trust is incorporated by reference to the Variable Annuity-1 Series Account of Great-West’s Post-Effective Amendment No. 15 to the Registration Statement, filed on April 29, 2005 (File No. 333-25289); amendment to Participation Agreement with PIMCO Variable Insurance Trust is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Pre- Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743); amendment to Participation Agreement is incorporated by reference to Registration Statement on Form N-4 filed on December 21, 2011 (File No. 333-177070).
(8)	(p)	Participation Agreement with Van Kampen Life Investments Trust is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s initial Registration Statement on Form N-4 filed on January 3, 2006 (File No. 333-130820); amendment to Participation Agreement with Van Kampen Life Investments Trust is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 filed on April 24, 2008 (File No. 333-147743).
(8)	(q)	Participation Agreement with Van Eck Worldwide Insurance Trust is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Post-Effective Amendment No. 1 on Form N-4 filed on April 21, 2009 (File No. 333-147743); amendment to Participation Agreement with Van Eck Worldwide Insurance Trust is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s Post- Effective Amendment No. 4 to the Registration Statement on Form N-4 filed on April 16, 2010 (File No. 333-147743). Amendment to Fund Participation Agreement with Van Eck VIP Trust (f/k/a Van Eck Worldwide Insurance Trust) is incorporated by reference to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).
(8)	(r)	Participation Agreement with Columbia Funds Variable Insurance Trust is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549); Participation Agreement with Columbia Funds Variable Insurance Trust I is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549). Amendment to Fund Participation Agreement with Columbia Funds Variable Insurance Trust is incorporated by reference to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).
(8)	(s)	Participation Agreement with Lazard Retirement Series is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 on April 16, 2010 (File No. 811-07549); amendment to Participation Agreement is incorporated by reference to Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company pre-effective amendment No. 1 on Form N-4 filed on December 19, 2011 (File No. 333-176926).

(8)	(t)	Participation Agreement with The Universal Institutional Funds, Inc. is incorporated by reference to Variable Annuity-1 Series Account of Great-West’s initial Registration Statement on Form N-4, filed on January 3, 2006 (File No. 333-130820). Amendment to Participation Agreement with The Universal Institutional Funds, Inc. is incorporated by reference to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).
(8)	(u)	Form of Fund Participation Agreement between Registrant and Great-West Funds, Inc. is incorporated by reference to Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company pre-effective amendment No. 1 on Form N-4 filed on December 19, 2011 (File No. 333-176926).
(8)	(v)	Form of Participation Agreement with Registrant, Variable Annuity-1 Series Account and Putnam Variable Trust and amendments thereto are incorporated by reference to Variable Annuity-2 Series Account of Great-West Life & Annuity Insurance Company pre-effective amendment No. 1 on Form N-4 filed on December 19, 2011 (File No. 333-176926).
(8)	(w)	Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc. and amendments thereto are incorporated by reference to Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-4 filed on May 1, 2012 (File No. 333-177070).
(8)	(x)	Participation Agreement with MFS Variable Insurance Trust and MFS Variable Insurance Trust II is incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, filed on April 21, 2017 (File No. 333-189440); amendment to Participation Agreement with MFS Variable Insurance Trust, MFS Variable Insurance Trust II, and MFS Variable Insurance Trust III is incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, filed on April 21, 2017 (File No. 333-189440).
(8)	(y)	Participation Agreement with First Trust Variable Insurance Trust is incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, filed on April 21, 2017 (File No. 333-189440).
(8)	(z)	Form of Rule 22c-2 Shareholder Information Agreement is incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement filed by Variable Annuity-1 Series Account on Form N-4 to the Registration Statement, filed on April 27, 2007 (File No. 333-52956).
(9)	Opinion of counsel and consent is incorporated by reference to Pre-Effective Amendment No. 1 to N-4 Registration Statement filed on October 1, 2013 (File No. 333-189440).
(10)	(a)	Written Consent of Carlton Fields, P.A. is filed herewith.
(10)	(b)	Written Consent of Deloitte & Touche LLP are filed herewith.
(11)	Not Applicable.
(12)	Not Applicable.
(13)	Powers of Attorney for Directors Alazraki, Bernbach, A. Desmarais, P. Desmarais, Jr., Katz, Orr, Ryan, Jr., Selitto, and Walsh are filed herewith.
Item 25. Directors and Officers of the Depositor
Name	Principal Business Address	Positions and Offices with Depositor
R.J. Orr	(3)	Chairman of the Board
M.D. Alazraki	Manatt, Phelps & Phillips, LLP 7 Times Square, 23rd Floor New York, NY 10036	Director
J.L. Bernbach	32 East 57th Street, 10th Floor New York, New York 10022	Director
A.R. Desmarais	(3)	Director
P.G. Desmarais, Jr.	(3)	Director

Name	Principal Business Address	Positions and Offices with Depositor
S.Z. Katz	Fried Frank Harris Shriver & Jacobson 400 E. 57th Street, 19-E New York, NY 10022	Director
T.T. Ryan, Jr.	JP Morgan Chase 270 Park Avenue, Floor 47 New York, NY 10017	Director
J.J. Selitto	437 West Chestnut Hill Avenue Philadelphia, PA 19118	Director
B.E. Walsh	Saguenay Capital, LLC The Centre at Purchase Two Manhattanville Road, Suite 403 Purchase, NY 10577	Director
A.S. Bolotin	(1)	President and Chief Executive Officer
R.K. Shaw	(1)	President, Individual Markets
Scott C. Sipple	(1)	President, Great-West Investments
J.F. Bevacqua	(1)	Chief Risk Officer
E.P. Friesen	(1)	Chief Investment Officer, General Account
J.W. Knight	(1)	Senior Vice President and Chief Technology Officer
D.G. Peterson	(1)	Chief Information Security Officer
K.I. Schindler	(2)	Chief Compliance Officer
R.G. Schultz	(2)	General Counsel, Chief Legal Officer, and Secretary
W.J. McDermott	(1)	Senior Vice President, Empower Large/Mega/Not-for-Profit
D.G. McLeod	(1)	Senior Vice President, Products
D.A. Morrison	(1)	Senior Vice President, Government Markets
J.M. Smolen	(1)	Senior Vice President, Empower Core Market
C.E. Waddell	(1)	Senior Vice President, Retirement Solutions
M.B. Harger	(1)	Vice President, Empower Client Services
T.E. Homenuik	(1)	Vice President and Corporate Actuary
S.M. Gile	(1)	Vice President, Individual Markets
J. Nyhouse	(1)	Vice President, Internal Audit
K.S. Roe	(1)	Vice President, Treasurer and Principal Accounting Officer
F. Peurye	(1)	Vice President, Taxation
R.L. Logsdon	(2)	Associate General Counsel & Associate Secretary
B.R. Hudson	(2)	Senior Counsel and Assistant Secretary
D.C. Larsen	(2)	Senior Counsel and Assistant Secretary
K.S. Noble	(2)	Secretary, Audit Committee
(1)    8515 East Orchard Road, Greenwood Village, Colorado 80111.
(2)    8525 East Orchard Road, Greenwood Village, Colorado 80111.
(3)    Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant as of December 31, 2018
The Registrant is a separate account of Great-West Life & Annuity Insurance Company of New York, a stock life insurance company incorporated under the laws of the State of New York (“Depositor”). The Depositor is an indirect subsidiary of Power Corporation of Canada. An organizational chart for Power Corporation of Canada is set forth below.

Organizational Chart – December 31, 2018
I.	OWNERSHIP OF POWER CORPORATION OF CANADA
The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:
The Desmarais Family Residuary Trust
99.999% - Pansolo Holding Inc.
59.11% - Power Corporation of Canada
The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by the Desmarais Family Residuary Trust are as follows. There are issued and outstanding as of December 31, 2018 417,101,146 Subordinate Voting Shares (SVS) of PCC carrying one vote per share and 48,854,772 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 905,648,866.

Pansolo Holding Inc. owns directly and indirectly 48,363,392 SVS and 48,697,962 PPS, entitling Pansolo Holding Inc. to an aggregate percentage of voting rights of 535,343,012 or 59.11% of the total voting rights attached to the shares of PCC.
II.	OWNERSHIP BY POWER CORPORATION OF CANADA
Power Corporation of Canada has a voting interest in the following entities:
A.	Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.515% - Power Financial Corporation
67.788% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. LLC
100.0% - Great-West Services Singapore I Private Limited
100.0% - Great-West Services Singapore II Private Limited
99.0% - Great West Global Business Services India Private Limited (1% owned by Great-West Services Singapore I Private Limited)
1.0% - Great West Global Business Services India Private Limited (99% owned by Great-West Services Singapore II Private Limited)
100.0% - GWL&A Financial Inc.
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. (40% owned by Great-West Life & Annuity Insurance Capital, LP)
40.0% - Great-West Life & Annuity Insurance Capital, LLC (60% owned by GWL&A Financial Inc.)
60.0% - Great-West Life & Annuity Insurance Capital, LLC (40% owned by Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.)
100.0% - Great-West Life & Annuity Insurance Company (Fed ID # 84-0467907 - NAIC # 68322, CO)

100.0% - Great-West Life & Annuity Insurance Company of New York (Fed ID # 13-2690792 - NAIC # 79359, NY)
100.0% - Advised Assets Group, LLC
100.0% - GWFS Equities, Inc.
100.0% - Great-West Life & Annuity Insurance Company of South Carolina
100.0% - Emjay Corporation
100.0% - FASCore, LLC
100.0% - Great-West Capital Management, LLC
100.0% - Great-West Trust Company, LLC
100.0% - Lottery Receivable Company One LLC
100.0% - LR Company II, L.L.C.
100.0% - Singer Collateral Trust IV
100.0% - Great-West Financial Retirement Plan Services, LLC
100.0% - Empower Insurance Agency, LLC
B.	Putnam Investments Group of Companies (Mutual Funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.515% - Power Financial Corporation
67.788% - Great-West Lifeco Inc.
100.0% - Great-West Life & Annuity Insurance Capital, LLC II
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100% - Great-West Lifeco U.S. LLC
99.0% - Great-West Lifeco U.S. Holdings, L.P. (1% owned by Great-West Lifeco U.S. Holdings, LLC)
100.0% - Great-West Lifeco U.S. Holdings, LLC
1% - Great-West Lifeco U.S. Holdings, L.P. (99% owned by Great-West Lifeco U.S. LLC)
100.0% - Putnam Investments, LLC
100.0% - Putnam Acquisition Financing, Inc.
100.0% - Putnam Acquisition Financing LLC
100.0% - Putnam U.S. Holdings I, LLC
20.0% - PanAgora Asset Management, Inc (80% owned by PanAgora Holdings, Inc.)
100.0% - Putnam Investment Management, LLC
100.0% - Putnam Fiduciary Trust Company
100.0% - Putnam Investor Services, Inc.
100.0% - Putnam Retail Management GP, Inc.
1.0% - Putnam Retail Management Limited Partnership (99% owned by Putnam U.S. Holdings I, LLC)
99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
100.0% - PanAgora Holdings, Inc.
80.00% - PanAgora Asset Management, Inc. (20.0% owned by Putnam U.S. Holdings I, LLC)
100.0% - Putnam Investment Holdings, L.L.C.
100.0% - Savings Investments, LLC
100.0% - Putnam Capital, LLC
100.0% - The Putnam Advisory Holdings II, LLC
100.0% - Putnam Investments (Ireland) Limited
100.0% - Putnam Investments Australia Pty Limited

100.0% - Putnam Investments Securities Co., Ltd.
100.0% - Putnam International Distributors, Ltd.
100.0% - Putnam Investments Argentina S.A.
100.0% - Putnam Investments Limited
100.0% - The Putnam Advisory Company, LLC
100.0% - Putnam Advisory Holdings, LLC
100.0% - Putnam Investments Canada ULC
C.	The Great-West Life Assurance Company Group of Companies (Canadian insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.515% - Power Financial Corporation
67.788% - Great-West Lifeco Inc.
100.0% - 2142540 Ontario Inc.
1.0% - Great-West Lifeco Finance (Delaware) LP (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Lifeco Finance (Delaware) LLC (60.0% owned by The Great-West Life Assurance Company)
100.0% - Great-West Lifeco Finance 2017 I, LLC
100.0% - 2023308 Ontario Inc.
1.0% - Great-West Life & Annuity Insurance Capital, LP (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. (60.0% owned by GWL&A Financial Inc.)
40.0% - Great-West Life & Annuity Insurance Capital, LLC (60.0% owned by GWL&A Financial Inc.)
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II (60.0% owned by GWL&A Financial Inc.)
40.0% - Great-West Life & Annuity Insurance Capital, LLC II (60.0% owned by GWL&A Financial Inc.)
100.0% - 2171866 Ontario Inc
100.0% - 2619747 Ontario Inc
1.0% - Great-West Lifeco Finance 2018, LP (99.0% owned by Great-West Lifeco Inc.)
100.0% - Great-West Lifeco Finance 2018, LLC
100.0% - Great-West Lifeco Finance 2018 II, LLC
99.0% - Great West Lifeco Finance 2018, LP (1.0% owned by 2619747 Ontario Inc.)
100.0% - 6109756 Canada Inc.
100.0% - 6922023 Canada Inc.
100.0% - 8563993 Canada Inc.
100.0% - 9855297 Canada Inc.
100.0% - The Great-West Life Assurance Company (NAIC #80705, MI)
29.4% - GWL THL Private Equity I Inc. (11.8% owned by The Canada Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
23.0% - Great-West Investors Holdco Inc. (22% owned by The Canada Life Assurance Company, 55% owned by The Great-West Life Assurance Company)
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.

99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% owned by Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% - EverWest Property Management, LLC
100.0% - EverWest Property Services of Arizona, LLC
100.0% EverWest Real Estate Investors, LLC
100.0% EverWest Advisors, LLC
100.0% EverWest Advisors AZ, LLC
100.0% EW Manager LLC
100.0% - RA Real Estate Inc.
0.1% - RMA Real Estate LP (69.9% owned by The Great-West Life Assurance Company, 30.0% owned by London Life Insurance Company)
100% - RMA Properties Ltd.
100% - RMA Properties (Riverside) Ltd.
100% - S-8025 Holdings Ltd.
100.0% - Vertica Resident Services Inc.
100.0% - 2278372 Ontario Inc.
12.5% - 555 Robson Holding Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - GLC Asset Management Group Ltd.
100.0% - 200 Graham Ltd.
100.0% - 801611 Ontario Limited
100.0% - 1213763 Ontario Inc.
99.99% - Riverside II Limited Partnership (0.01% owned by 2024071 Ontario Limited)
70.0% - Kings Cross Shopping Centre Ltd. (30% owned by London Life Insurance Company)
100.0% - 681348 Alberta Ltd.
50.0% - 3352200 Canada Inc.
100.0% - 1420731 Ontario Limited
60.0% - Great-West Lifeco Finance (Delaware) LLC (40.0% owned by Great-West Lifeco Finance (Delaware) LP)
100.0% - 1455250 Ontario Limited
100.0% - CGWLL Inc.
100.0% - 2020917 Alberta Ltd.
55.0% - Great-West Investor Holdco Inc. (23% owned by GWL THL Private Equity I Inc., 22% owned by The Canada Life Assurance Company)
26.0% - 2148902 Alberta Ltd. (53% owned by London Life Insurance Company, 16% owned by The Canada Life Insurance Company of Canada and 5% owned by The Canada Life Assurance Company)
20.0% - 2157113 Alberta Ltd. (40% owned by London Life Insurance Company, 30% owned by The Canada Life Insurance Company of Canada and 10% owned by The Canada Life Assurance Company)
65.0% - The Walmer Road Limited Partnership (35.0% owned by London Life Insurance Company)
50.0% - Laurier House Apartments Limited (50.0% owned by London Life Insurance Company)
50.0% - Marine Promenade Properties Inc. (50.0% owned by London Life Insurance Company)
100.0% - 2024071 Ontario Limited
100.0% - 431687 Ontario Limited
0.01% - Riverside II Limited Partnership (99.99% owned by 1213763 Ontario Inc.)
100.0% - High Park Bayview Inc.

0.001% - High Park Bayview Limited Partnership
75.0% - High Park Bayview Limited Partnership (25.0% owned by London Life Insurance Company)
5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
100% - Mountain Asset Management LLC
70.0% - TGS North American Real Estate Investment Trust (30% owned by London Life Insurance Company)
100.0% - TGS Trust
70.0% - RMA Realty Holdings Corporation Ltd. (30.0% owned by London Life Insurance Company)
100.0% - 1995709 Alberta Ltd.
100.0% - RMA (U.S.) Realty LLC (Delaware) (special shares held by 1995709 Alberta Ltd.
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership ((99% owned by RMA (U.S.) Realty LLC (Delaware))
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
69.9% - RMA Real Estate LP (30.0% owned by London Life Insurance Company; 0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
70.0% - KS Village (Millstream) Inc. (30.0% owned by London Life Insurance Company)
70.0% - 0726861 B.C. Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Trop Beau Developments Limited (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Properties Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Phase II Properties Ltd. (30.0% owned by London Life Insurance Company)
12.5% - Vaudreuil Shopping Centres Limited (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
70.0% - Saskatoon West Shopping Centres Limited (30.0% owned by London Life Insurance Company)
12.5% - 2331777 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2344701 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2356720 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 0977221 B.C. Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 555 Robson Holding Ltd. ((75% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - 7419521 Manitoba Ltd.
0.04% - 7420928 Manitoba Limited Partnership (24.99% owned each by The Great-West Life Assurance Company, London Life Insurance Company, The Canada Life Assurance Company and The Canada Life Insurance Company of Canada)
100.0% - 7419539 Manitoba Ltd.
100.0% - London Insurance Group Inc.
100.0% - Trivest Insurance Network Limited
100.0% - London Life Insurance Company (Fed ID # 52-1548741 – NAIC # 83550, MI)
100.0% - 1542775 Alberta Ltd.
100.0% - 0813212 B.C. Ltd.
30.0% - Kings Cross Shopping Centre Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - 0726861 B.C. Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - TGS North American Real Estate Investment Trust (70% owned by The Great-West Life Assurance Company)
100.0% - TGS Trust
30.0% - RMA Realty Holdings Corporation Ltd. (70% owned by The Great-West Life Assurance Company)
100.0% - 1995709 Alberta Ltd.
100.0% - RMA (U.S.) Realty LLC (Delaware) (special shares held by 1995709 Alberta Ltd.)
100.0% - RMA American Realty Corp.
1.0% - RMA American Realty Limited Partnership ((99% owned by RMA (U.S.) Realty LLC (Delaware))
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)

30.0% - RMA Real Estate LP (69.9% owned by The Great-West Life Assurance Company; 0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
100.0% - 1319399 Ontario Inc.
24.99% - 7420928 Manitoba Limited Partnership (24.99% limited partner interest each held by The Great-West Life Assurance Company, The Canada Life Assurance Company and The Canada Life Insurance Company of Canada; 7419521 Manitoba Ltd. holds 0.04% interest)
50.0% - Laurier House Apartments Limited (50.0% owned by The Great-West Life Assurance Company)
50.0% - Marine Promenade Properties Inc. (50.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Phase II Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Trop Beau Developments Limited (70.0% owned by The Great-West Life Assurance Company)
53.0% - 2148902 Alberta Ltd. (26% owned by the Great-West Life & Annuity Insurance Company, 16% owned by the Canada Life Insurance Company of Canada and 5% owned by the Canada Life Assurance Company)
40.0% - 2157113 Alberta Ltd. (20% owned by the Great-West Life & Annuity Insurance Company, 30% owned by the Canada Life Insurance Company of Canada and 10% owned by the Canada Life Assurance Company)
100.0% - 4298098 Canada Inc.
100.0% - GWLC Holdings Inc.
100% - GLC Reinsurance Corporation
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
35.0% - The Walmer Road Limited Partnership (65.0% owned by The Great-West Life Assurance Company)
88.0% - Neighborhood Dental Services Ltd.
100.0% - Quadrus Distribution Services Ltd.
100.0% - Toronto College Park Ltd.
25.0% - High Park Bayview Limited Partnership (75.0% owned by The Great-West Life Assurance Company)
30.0% - KS Village (Millstream) Inc. (70.0% owned by The Great-West Life Assurance Company)
100.0% - London Life Financial Corporation
73.57% - London Reinsurance Group, Inc. (26.43% owned by London Life Insurance Company)
100.0% - London Life and Casualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.
100.0% - London Life and Casualty (Barbados) Corporation
100.0% - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company (Fed ID # 23-2044256 – NAIC # 76694, PA)
75.0% - Vaudreuil Shopping Centres Limited (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
26.43% - London Reinsurance Group Inc. (73.57% owned by London Life Financial Corporation)
30.0% - Saskatoon West Shopping Centres Limited (70.0% owned by The Great-West Life Assurance Company)
75.0% - 2331777 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 2344701 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 2356720 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 0977221 B.C. Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - Financial Horizons Group Inc.
100.0% - Financial Horizons Incorporated
100.0% - 9099-1696 Quebec Inc.

100.0% - Continuum Financial Centres Inc.
100.0% - Excel Private Wealth Inc.
100.0% - Odyssey Financial Group Inc./Groupe Odyssee Inc.
100.0% - Henderson GP ULC
0.01% - Henderson Structured Settlements LP (99.9% held by Financial Horizons Incorporated)
99.9% - Henderson Structures Settlements LP (0.01% held by Henderson GP ULC)
100.0% - Canada Life Financial Corporation
100.0% - The Canada Life Assurance Company (Fed ID # 38-0397420, NAIC # 80659, MI)
24.99% - 7420928 Manitoba Limited Partnership (24.99% limited partner interest held by The Great-West Life Assurance Company, London Life Insurance Company and the Canada Life Insurance Company of Canada; 7419521 Manitoba Ltd. holds 0.04% interest)
5.0% - 2148902 Alberta Ltd. (53% owned by London Life Insurance Company, 26% by The Great-West Life Assurance Company and 16% by The Canada Life Insurance Company of Canada)
10.0% - 2157113 Alberta Ltd. (40% owned by London Life Insurance Company, 20% by The Great-West Life Assurance Company and 30% by The Canada Life Insurance Company of Canada)
100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life International Holdings Limited
100.0% - Canada Life Annuity Reinsurance (Barbados) Corporation
100.0% - Canada Life Group Holdings Limited
100.0% - Canada Life International Services Limited
100.0% - Canada Life International Limited
100.0% - CLI Institutional Limited
100.0% - Canada Life Reinsurance International Ltd.
100.0% - Canada Life Reinsurance Ltd.
100.0% - The Canada Life Group (U.K.) Limited
80.0% - Canada Life International Assurance (Ireland) Designated Activity Company (20.0% owned by CL Abbey Limited)
100.0% - Canada Life Irish Holding Company Limited
100.0% - Canada Life Group Services Limited
100.0% - Canada Life Europe Investment Limited
100.0% - Canada Life Europe Management Services Limited
21.33% - Canada Life Assurance Europe Limited (78.67% owned by Canada Life Europe Investment Limited)
78.67% - Canada Life Assurance Europe Limited (21.33% owned by Canada Life Europe Management Services Limited)
100.0% - London Life and General Reinsurance dac
100.0% - Canada Life Dublin dac
100.0% -CL Abbey Limited
20.0% - Canada Life International Assurance (Ireland) Designated Activity Company (80.0% owned by The Canada Life Group (U.K.) Limited)
100.0% - Irish Life Investment Managers Limited
100.0% - Summit Asset Managers Limited
7.0% - Irish Association of Investment Managers CLG
100.0% - Setanta Asset Management Limited
100.0% - Canada Life Pension Managers & Trustees Limited
100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited
100.0% - Hotel Operations (Walsall) Limited
100.0% - Hotel Operations (Cardiff) Limited
100.0% - Canada Life Trustee Services (U.K.) Limited

100.0% - CLFIS (U.K.) Limited
100.0% - MGM Advantage Holdings Limited
100.0% - Stonehaven UK Limited
100.0% - MGM Advantage Services Limited
100.0% - MGM Advantage Life Limited
100.0% - MGM Advantage Life Trustee Limited
100.0% - Canada Life Limited
26.0% - ETC Hobley Drive Management Company Limited
100.0% - Synergy Sunrise (Wellington Row) Limited
76.0% - Radial Park Management Limited
100.0% - Canada Life (U.K.) Limited
100.0% - Albany Life Assurance Company Limited
100.0% - Canada Life Management (U.K.) Limited
100.0% - Canada Life Services (U.K.) Limited
100.0% - Canada Life Fund Managers (U.K.) Limited
100.0% - Canada Life Group Services (U.K.) Limited
100.0% - Canada Life Holdings (U.K.) Limited
100.0% - Canada Life Irish Operations Limited
100.0% - Canada Life Ireland Holdings Limited.
100.0% - Irish Life Group Limited
100.0% - Irish Life Health dac
100.0% - Irish Progressive Services International Ltd
100.0% - Irish Life Group Services Limited
100.0% - Irish Life Financial Services Ltd.
100.0% - Glohealth Financial Services Limited
49.0% - Affinity First Limited (51.0% interest unknown)
100.0% - Vestone Ltd.
100.0% - Cornmarket Group Financial Services Limited
100.0% - Cornmarket Insurance Services Limited
25.0% EIS Financial Services Limited (75.0% interest unknown)
100.0% - Cornmarket Retail Trading Ltd.
100.0% - Penpro Limited
100.0% - Irish Life Associate Holdings Unlimited Company
100.0% - Irish Life Irish Holdings Unlimited Company
75.0% - 1939 ILIV Consulting Limited
100.0% - Invesco Limited
100.0% - Invesco Trustee DAC
100.0% - ILP Pension Trustees DAC
100.0% - Irish Life Assurance plc.
100.0% - Ilona Financial Group, Inc.
100.0% - Irish Life Trustee Services Limited
100.0% - Office Park De Mont-St-Guibert A S.A.
100.0% - Office Park De Mont-St-Guibert B S.A.
100.0% - Office Park De Mont-St-Guibert C S.A.
100.0% - Stephen Court Limited
100.0% - Tredwell Associates Limited
100.0% - (2,3&4) Basement Company Limited

66.66% - City Gate Park Administration Limited
51.0% - SJRQ Riverside IV Management Company Ltd.
50.0% - Hollins Clough Management Company Ltd.
50.0% - Dakline Company Ltd.
20.0% - Choralli Limited
14.0% - Baggot Court Management Limited
5.5% - Padamul Ltd.
18.2143% - Tour Esplanade (Paris) LP
100.0% - 4073649 Canada, Inc.
100.0% - CL Luxembourg Capital Management S.á.r.l.
100.0% - Canada Life France (U.K.) Limited
100.0% - 8478163 Canada Limited
100.0% - Canada Life Capital Bermuda Limited
100.0% - 9983813 Canada Inc.
100.0% - Canada Life Capital Bermuda III Limited
100.0% - Canada Life Capital Bermuda II Limited
22.0% - Great-West Investors Holdco Inc. (23% owned by GWL THL I Private Equity I Inc., 55% owned by The Great-West Life Assurance Company)
100.0% - CL 22 Chapel GP Inc.
0.001% - CL 22 Chapel LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL 22 Chapel GP (0.001%owned by CL 22 Chapel GP Inc.)
100.0% - The Canada Life Insurance Company of Canada
24.99% - 7420928 Manitoba limited Partnership (24.99% limited partner interest held by The Great-West Life Assurance Company, London Life Insurance Company and The Canada Life Assurance Company; 7419521 Manitoba Ltd. holds 0.04% interest)
100.0% - 6855572 Manitoba Ltd.
94.4% - MAM Holdings Inc. (5.6% owned by The Great-West Life Assurance Company)
100.0% - Mountain Asset Management LLC
12.5% - 2331777 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2344701 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - Vaudreuil Shopping Centres Limited (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2356720 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 0977221 B.C. Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 555 Robson Holding Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
58.8% - GWL THL Private Equity I Inc. (11.8% The Canada Life Assurance Company, 29.4% The Great-West Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
16.0% - 2148902 Alberta Ltd. (53% owned by London Life Insurance Company, 26% by The Great-West Life Assurance Company and 5% by The Canada Life Assurance Company)
30.0% - 2157113 Alberta Ltd (40% owned by London Life Insurance Company, 20% by The Great-West Life Assurance Company and 10% by The Canada Life Assurance Company)
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests

100.0% - CL Capital Management (Canada), Inc.
100.0% - 587443 Ontario Inc.
100.0% - Canada Life Mortgage Services Ltd.
11.8% - GWL THL Private Equity I Inc. (29.4% owned by The Great-West Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - Canada Life Capital Trust
100.0% - Great-West US RE Holdings, Inc.
100.0% - CL Burlingame, LLC
10.0% - PGEW Burlingame, LLC
100.0% - EW PG – Airport Owner, LLC
D.	IGM Financial Inc. Group of Companies (Canadian mutual funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.515% - Power Financial Corporation
61.412% - IGM Financial Inc. (direct and indirect 65.246%)
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.
100.0% - I.G. International Management Limited
100.0% - I.G. Investment Management (Hong Kong) Limited
100.0% - Investors Group Trust Co. Ltd.
100.0% - I.G. Insurance Services Inc.
100.0% - Investors Syndicate Limited
100.0% - Investors Group Securities Inc.
100.0% - 6460675 Manitoba Ltd.
100.0% - I.G. Investment Management, Ltd.
100.0% - Investors Group Corporate Class Inc.
100.0% - Investors Syndicate Property Corp.
100.0% - 0992480 B.C. Ltd.
100.0% - 1081605 B.C. Ltd.
100.0% - I.G. Investment Corp.
100.0% - 10206903 Canada Inc.
100.0% - Mackenzie Inc.
100.0% - Mackenzie Financial Corporation
100.0% - Mackenzie Investments Charitable Foundation
14.28% - Strategic Charitable Giving Foundation
100.0% - Mackenzie Cundill Investment Management (Bermuda) Ltd.

100.0% - Mackenzie Financial Capital Corporation
100.0% - Multi-Class Investment Corp.
100.0% - MMLP GP Inc.
100.0% - Mackenzie Investments Corporation
100.0% - Mackenzie U.S. Fund Management Inc.
100.0% - MGELS Fund Management (Canada) Ltd.
13.9% - China Asset Management Co., Ltd.
100.0% - MGELS Fund Management (Cayman) Ltd.
100.0% - MGELS Investments Limited
100.0% - MEMLS Fund Management (Cayman) Ltd.
100.0% - Mackenzie EM Funds Management (Cayman) Ltd.
100.0% - Investment Planning Counsel Inc.
100.0% - IPC Investment Corporation
100.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation
100.0% - Counsel Portfolio Services Inc.
100.0% - Counsel Portfolio Corporation
18.5% - Portag3 Ventures LP
26.79% - Springboard LP
53.0% - Springboard LP
83.2% - WealthSimple Financial Corp.
29.3% - Springboard II LP
19.8% - Personal Capital Corporation
33.3% - Portag3 Ventures II Affiliates LP
46.96% - Portag3 ventures II LP
E.	Pargesa Holding SA Group of Companies (European investments)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.515% - Power Financial Corporation
100.0% - Power Financial Europe B.V.
50.0% - Parjointco N.V.
75.4% - Pargesa Holding SA (55.5% capital)
100.0% - Pargesa Netherlands B.V.
100.0% - SFPG
50.83% (taking into account the treasury shares - Groupe Bruxelles Lambert (50.0% in capital)
Capital
11.8% - Pernod Ricard (7.5% in capital)
17.6% - Umicore
19.8% - Ontex
0.4% - LTI One SA
96.5% - FINPAR II SA
0.1% - Groupe Bruxelles Lambert
0.1% - Ontex
90.2% - FINPAR III SA
0.1% - Groupe Bruxelles Lamber

0.1% - GEA
1.2% - Sagerpar SA
100.0% - Belgian Securities BV
Capital
67.5% - Imerys (53.8% in capital)
100.0% - Brussels Securities SA
Capital
99.6% - LTI One SA
0.1% - Groupe Bruxelles Lambert
100.0% - LTI Two SA
0.1% - Groupe Bruxelles Lambert
0.1% - Umicore
100.0% - URDAC SA
0.1% - Groupe Bruxelles Lambert
100.0% - FINPAR SA
0.1% - Groupe Bruxelles Lambert
98.8% - Sagerpar SA
1.0% - Groupe Bruxelles Lambert
10.0% - GBL Participations SA
10.0% - Brussels Advisors SA
100.0% - GBL O
90.0% - GBL Participations SA
90.0% - Brussels Advisors SA
100.0% - GBL Advisors Limited
5.4% - FINPAR III SA
100.0% - GBL Development Limited
100.0% - GBL Verwaltung SA.
Capital
100.0% - GBL Investments Limited
100.0% - GBL R S.á.r.l.
100.0% - GBL Energy S.á.r.l.
Capital
1.24% - Total (0.6% in capital)
100.0% - Serena S.á.r.l.
Capital
16.6% - SGS
100.0% - Eliott Capital S.á.r.l.
Capital
9.4% - LafargeHolcim
100.0% - Sienna Capital S.á.r.l
Capital
10.8% - Sagard FCPR
0.3% - Sagard II A FPCI
75.0% - Sagard II B FPCI
26.9% - Sagard 3 Millésime 1 FPCI
29.6% - Kartesia Credit Opportunities III SCA, SICAV-SIF
17.2% - Kartesia Credit Opportunities IV SCS

22.2% - Kartesia Management SA
50.0% - Ergon Capital Partners SA
42.4% - Ergon Capital Partners II SA
89.9% - Ergon Capital Partners III SA
15.1% - Mérieux Participations SAS
37.7% - Mérieux Participations 2 SAS
78.4% - PrimeStone Capital Fund ICAV
1.7% - PrimeStone Capital Special Limited Partner SCSp
9.8% - BDT Capital Partners Fund II (INT),L.P.
48.6% - Backed 1 LP
9.6% - Backed 1 Founder LP
100.0% - Sienna Capital International Ltd.
34.9% - KKR Sigma Co-Invest II L.P.
100.0% - GBL Finance S.á.r.l
100.0% - Miles Capital S.á.r.l
Capital
21.2% - Parques Reunidos
100.0% - Oliver Capital S.á.r.l
Capital
8.4% - GEA
100.0% - Theo Capital S.á.r.l
Capital
7.8% - adidas
100.0% - Owen Capital S.á.r.l
3.5% - FINPAR II SA
4.4% - FINPAR III SA
F.	Power Corporation (International) Limited Group of Companies (Asian investments)

Power Corporation of Canada
100.0% - Power Corporation (International) Limited
99.9% - Power Pacific Corporation Limited
0.1% - Power Pacific Equities Limited
99.9% - Power Pacific Equities Limited
100.0% - Power Communications Inc.
0.1% - Power Pacific Corporation Limited
13.9% - China Asset Management Limited
100.0% - Power Pacific Investment Management Inc.
100.0% - Sagard China Absolute Return A Share Fund (Canada) GP Inc.
100.0% - GP interest in Sagard China Absolute Return A Share Fund (Canada) LP
100.0% - Power Pacific Investment Management (Ireland) Limited
G.	Other PCC Companies

Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - 3540529 Canada Inc.

100.0% - Square Victoria Real Estate Inc./ Square Victoria Immobilier Inc.
100.0% - SVRE Management Inc.
70.0% - 7 Saint-Jacques GP Inc.
0.01% 7 Saint-Jacques Limited Partnership
49.99% - 7 Saint-Jacques Limited Partnership
100.0% - 3121011 Canada Inc.
100.0% - 171263 Canada Inc.
100.0% - Victoria Square Ventures Inc.
14.88% - Bellus Health Inc.
25.0% (voting) - 9314-0093 Québec Inc. (formerly Club de Hockey Les Remparts de Québec Inc.)
100.0% - Power Energy Corporation
100.0% - Potentia Renewables Inc.
64.0% - Potentia MN Solar Fund I, LLC
75.0% - Paintearth Wind Project LP
75.0% - Stirling Wind Project LP
75.0% - Wheatland Wind Project LP
100.0% - Emerald Solar Energy, SRL
100.0% - Jenner Wind Limited Partnership
100.0% - Power Renewable Energy Corporation
100.0% - Sequoia Energy Inc.
100.0% - Sequoia Energy US Inc.
100.0% - Potentia Solar Holdings II Limited Partnership
100.0% - Potentia Solar Holdings Limited Partnership
100.0% - Schooltop Solar LP
85.0% - Reliant First Nations LP
100.0% - PSI Solar Finance 1 LP
100.0% MOM Solar LP
100.0% - Potentia Solar 5 LP
100.0% - Potentia Solar 6 LP
100.0% - Potentia Solar 7 LP
100.0% - Potentia Solar 9 LP
100.0% - Potentia Solar 14 LP
100.0% - Power Energy Eagle Creek Inc.
60.0% - Power Energy Eagle Creek LLP
54.8% - Eagle Creek Renewable Energy, LLC
60.51% - Lumenpulse Group Inc.
100.0% - Lumenpulse Finance Corp.
100.0% - Lumenpulse Lighting Corp.
80.0% - Sternberg Lanterns, Inc.
100.0% - Fluxwerx Illumination Inc.
100.0% - Exenia s.r.l.
100.0% - Lumenpulse UK Limited
100.0% - Lumenpulse Alphaled Limited
43.8% - The Lion Electric Company
100.0% - Power Communications Inc.
100.0% - Brazeau River Resources Investments Inc.
100.0% - PCC Industrial (1993) Corporation

100.0% - Power Corporation International
100.0% - 9808655 Canada Inc.
100.0% - 9958363 Canada Inc.
100.0% - Sagard Holdings Participation US LP
25.0% - Sagard Holdings ULC
100.0% - Sagard Holdings Participation Inc.
100.0% - Sagard Credit Partners GP, Inc.
100.0% - Sagard Credit Partners, LP
100.0% - Sagard Holdings Manager GP Inc.
100.0% - Sagard Holdings Manager LP
100.0% - Sagard Credit Partners (Cayman) GP, Inc.
100.0% - Sagard Credit Partners (Cayman), LP
100.0% - Portag3 ventures II GP Inc.
100.0% - Portage3 Ventures II LP
75.0% - Sagard Holdings ULC
4.0% - 1069759 B.C. Unlimited Liability Company
17.96% - Sagard Credit Partners, LP
100.0% - Sagard Credit Partners Carried Interest GP Inc.
100.0% - Sagard Credit Partners Carried Interest LP
100.0% - Sagard Capital Partners GP, Inc.
100.0% - Sagard Capital Partners, L.P.
22.0% - GP Strategies Corp.
11.9% - Jaguar Health Inc.
96.0% - 1069759 B.C. Unlimited Liability Company
91.6% - Integrated Fertility Holding, LLC.
50.0% - Peak Achievement Athletics Inc. (42.58% equity)
100.0% - 10094439 Canada Inc.
100.0% - 10094455 Canada Inc.
100.0% - Limited Partnership Interests in Peak Management Participation LP
100.0% - 1167410 B.C. Unlimited Liability Company
100.0% - General Partnership Interests in Peak Management Participation LP
100.0% - Limited Partnership Interests in Peak Holdings LP
100.0% - 1167387 B.C. Unlimited Liability Company
100.0% - General Partnership Interests in Peak Holdings LP
100.0% - Bauer Hockey Ltd.
100.0% - Bauer Innovations Canada Ltd.
100.0% - Bauer Hockey AB
100.0% - Bauer Hockey GmbH
100.0% - Performance Sports Group Hong Kong Ltd.
100.0% - Jacmal BV
100.0% - Bauer CR spol s.r.o.
100.0% - BCE Acquisitions US, Inc.
100.0% - Bauer Innovations US, LLC
100.0% - Easton Diamond Sports, LLC
100.0% - Bauer Hockey LLC
100.0% - Cascade Maverik Lacrosse, LLC
100.0% - Bauer Hockey Retail, LLC

100.0% - Power Corporation of Canada Inc.
100.0% - 4190297 Canada Inc.
100.0% - Sagard Capital Partners Management Corp.
100.0% - Sagard S.A.S.
100.0% - Marquette Communications (1997) Corporation
100.0% - 4507037 Canada Inc.
100.0% - 4524781 Canada Inc.
100.0% - 4524799 Canada Inc.
100.0% - 4524802 Canada Inc.
100.0% - Squart Victoria Communications Group Inc.
100.0% - Gesca Ltee
100.0% Gestion Gesca Inc.
100.0% - 10206911 Canada Inc.
100.0% - Gesca Numerigue Inc.
100.0% - 10206938 Canada Inc.
100.0% - 9214470 Canada Inc.
100.0% - 10322105 Canada Inc.
100.0% - Square Victoria Digital Properties Inc.
100.0% Les Editions Plus Ltee
100.0% - 10206920 Canada Inc.
50.0% - 1004096 Canada Inc. (“workopolis”)
100.0% - 10322091 Canada Inc.
H.	Other PFC Companies

Power Financial Corporation
100.0% - 4400003 Canada Inc.
100.0% - 3411893 Canada Inc.
100.0% - 3439453 Canada Inc.
100.0% - Power Financial Capital Corporation
100.0% - 7973594 Canada Inc.
100.0% - 7973683 Canada Inc.
100.0% - 7974019 Canada Inc.
19.65% - Springboard L.P.
83.2% - WealthSimple Financial Corp. (81.7% equity)
100.0% - Wealthsimple Inc.
100.0% - Canadian ShareOwner Investments Inc.
100.0% - CSA Computing Inc.
100.0% - Wealthsimple US, Inc.
100.0% - Wealthsimple Technologies, Inc.
100.0% - ShareOwner Mutual Fund Dealer Inc.
99.96% - Wealthsimple Europe S.a.r.l
100.0% - Wealthsimple UK Ltd.
100.0% - Wealthsimple Germany GmbH
100.0% - Wealthsimple Technologies Europe Ltd.
29.3% - Springboard II LP
63.4% - Koho Financial Inc.

100.0% - PFC Ventures Inc.
100.0% - Portag3 Ventures GP Inc.
100.0% - 9194649 Canada Inc.
100.0% - Portag3 Ventures Participation ULC
62.9% - Portag3 Ventures L.P.
100.0% - Portag3 International Investments Inc.
26.79% - Springboard L.P.
20.0% - 11066498 Canada Inc.
20.0% - 11066510 Canada Inc.
9.41% - Collage Inc.
4.44% - dfuse Platform Inc. (EOS Canada Inc.)
4.41% - Nesto Inc.
4.22% - Breathe Life Inc.
2.59% - Dialogue Technologies Inc.
12.02% - Springboard II LP
53.46% - Springboard III, LP
68.06% - Diagram Ventures, LP
80.0% - 11066498 Canada Inc.
80.0% - 11066510 Canada Inc.
40.78% - Collage Inc.
22.97% - Nesto Inc.
24.40% - Dialogue Technologies Inc.
26.66% - dfuse Platform Inc. (EOS Canada Inc.)
21.60% - Breathe Life Inc.
33.33% - Portag3 Ventures II Affiliates L.P.
46.96% - Portag3 ventures II L.P.
100.00% - Portag3 Ventures II International Investments Inc.
46.54% - Springboard III, LP.
6.57% - Dialogue Technologies Inc.
50.0% - Diagram Ventures GP Inc. (9629262 Canada Inc.)

Item 27. Number of Contract Owners
As of March 29, 2019, there were 4 Owners of Qualified Contracts and 2 Owners of Non-Qualified Contracts offered by means of the prospectus contained herein. The Depositor, through the Registrant, issues other contracts by means of other prospectuses.
Item 28. Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Provisions exist under the laws of the State of New York and the Bylaws of Great-West of New York whereby Great-West of New York may indemnify a director, officer or controlling person of Great-West of New York against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:
New York Business Corporation Law
Section 719. Liability of directors in certain cases
(a)	Directors of a corporation who vote for or concur in any of the following corporate actions shall be jointly and severally liable to the corporation for the benefit of its creditors or shareholders, to the extent of any injury suffered by such persons, respectively, as a result of such action:
	(1)	The declaration of any dividend or other distribution to the extent that it is contrary to the provisions of paragraphs (a) and (b) of section 510 (Dividends or other distributions in cash or property).
	(2)	The purchase of the shares of the corporation to the extent that it is contrary to the provisions of section 513 (Purchase or redemption by a corporation of its own shares).
	(3)	The distribution of assets to shareholders after dissolution of the corporation without paying or adequately providing for all known liabilities of the corporation, excluding any claims not filed by creditors within the time limit set in a notice given to creditors under articles 10 (Non-judicial dissolution) or 11 (Judicial dissolution).
	(4)	The making of any loan contrary to section 714 (Loans to directors).
(b)	A director who is present at a meeting of the board, or any committee thereof, when action specified in paragraph (a) is taken shall be presumed to have concurred in the action unless his dissent thereto shall be entered in the minutes of the meeting, or unless he shall submit his written dissent to the person acting as the secretary of the meeting before the adjournment thereof, or shall deliver or send by registered mail such dissent to the secretary of the corporation promptly after the adjournment of the meeting. Such right to dissent shall not apply to a director who voted in favor of such action. A director who is absent from a meeting of the board, or any committee thereof, when such action is taken shall be presumed to have concurred in the action unless he shall deliver or send by registered mail his dissent thereto to the secretary of the corporation or shall cause such dissent to be filed with the minutes of the proceedings of the board or committee within a reasonable time after learning of such action.
(c)	Any director against whom a claim is successfully asserted under this section shall be entitled to contribution from the other directors who voted for or concurred in the action upon which the claim is asserted.

(d)	Directors against whom a claim is successfully asserted under this section shall be entitled, to the extent of the amounts paid by them to the corporation as a result of such claims:
	(1)	Upon payment to the corporation of any amount of an improper dividend or distribution, to be subrogated to the rights of the corporation against shareholders who received such dividend or distribution with knowledge of facts indicating that it was not authorized by section 510, in proportion to the amounts received by them respectively.
	(2)	Upon payment to the corporation of any amount of the purchase price of an improper purchase of shares, to have the corporation rescind such purchase of shares and recover for their benefit, but at their expense, the amount of such purchase price from any seller who sold such shares with knowledge of facts indicating that such purchase of shares by the corporation was not authorized by section 513.
	(3)	Upon payment to the corporation of the claim of any creditor by reason of a violation of subparagraph (a)(3), to be subrogated to the rights of the corporation against shareholders who received an improper distribution of assets.
	(4)	Upon payment to the corporation of the amount of any loan made contrary to section 714, to be subrogated to the rights of the corporation against a director who received the improper loan.
(e)	A director shall not be liable under this section if, in the circumstances, he performed his duty to the corporation under paragraph (a) of section 717.
(f)	This section shall not affect any liability otherwise imposed by law upon any director.
Section 720. Action against directors and officers for misconduct.
(a)	An action may be brought against one or more directors or officers of a corporation to procure a judgment for the following relief:
	(1)	Subject to any provision of the certificate of incorporation authorized pursuant to paragraph (b) of section 402, to compel the defendant to account for his official conduct in the following cases:
		(A)	The neglect of, or failure to perform, or other violation of his duties in the management and disposition of corporate assets committed to his charge.
		(B)	The acquisition by himself, transfer to others, loss or waste of corporate assets due to any neglect of, or failure to perform, or other violation of his duties.
		(C)	In the case of directors or officers of a benefit corporation organized under article seventeen of this chapter: (i) the failure to pursue the general public benefit purpose of a benefit corporation or any specific public benefit set forth in its certificate of incorporation; (ii) the failure by a benefit corporation to deliver or post an annual report as required by section seventeen hundred eight of article seventeen of this chapter; or (iii) the neglect of, or failure to perform, or other violation of his or her duties or standard of conduct under article seventeen of this chapter.
	(2)	To set aside an unlawful conveyance, assignment or transfer of corporate assets, where the transferee knew of its unlawfulness.
	(3)	To enjoin a proposed unlawful conveyance, assignment or transfer of corporate assets, where there is sufficient evidence that it will be made.
(b)	An action may be brought for the relief provided in this section, and in paragraph (a) of section 719 (Liability of directors in certain cases) by a corporation, or a receiver, trustee in bankruptcy, officer, director or judgment creditor thereof, or, under section 626 (Shareholders' derivative action brought in the right of the corporation to procure a judgment in its favor), by a shareholder, voting trust certificate holder, or the owner of a beneficial interest in shares thereof.
(c)	This section shall not affect any liability otherwise imposed by law upon any director or officer.

Section 721. Nonexclusivity of statutory provisions for indemnification of directors and officers.
The indemnification and advancement of expenses granted pursuant to, or provided by, this article shall not be deemed exclusive of any other rights to which a director or officer seeking indemnification or advancement of expenses may be entitled, whether contained in the certificate of incorporation or the by-laws or, when authorized by such certificate of incorporation or by-laws, (i) a resolution of shareholders, (ii) a resolution of directors, or (iii) an agreement providing for such indemnification, provided that no indemnification may be made to or on behalf of any director or officer if a judgment or other final adjudication adverse to the director or officer establishes that his acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that he personally gained in fact a financial profit or other advantage to which he was not legally entitled. Nothing contained in this article shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.
Section 722. Authorization for indemnification of directors and officers.
(a)	A corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the corporation served in any capacity at the request of the corporation, by reason of the fact that he, his testator or intestate, was a director or officer of the corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.
(b)	The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation or that he had reasonable cause to believe that his conduct was unlawful.
(c)	A corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he, his testator or intestate, is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action, or a pending action which is settled or otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

(d)	For the purpose of this section, a corporation shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the corporation also imposes duties on, or otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.
Section 723. Payment of indemnification other than by court award.
(a)	A person who has been successful, on the merits or otherwise, in the defense of a civil or criminal action or proceeding of the character described in section 722 shall be entitled to indemnification as authorized in such section.
(b)	Except as provided in paragraph (a), any indemnification under section 722 or otherwise permitted by section 721, unless ordered by a court under section 724 (Indemnification of directors and officers by a court), shall be made by the corporation, only if authorized in the specific case:
	(1)	By the board acting by a quorum consisting of directors who are not parties to such action or proceeding upon a finding that the director or officer has met the standard of conduct set forth in section 722 or established pursuant to section 721, as the case may be, or,
	(2)	If a quorum under subparagraph (1) is not obtainable or, even if obtainable, a quorum of disinterested directors so directs;
		(A)	By the board upon the opinion in writing of independent legal counsel that indemnification is proper in the circumstances because the applicable standard of conduct set forth in such sections has been met by such director or officer, or
		(B)	By the shareholders upon a finding that the director or officer has met the applicable standard of conduct set forth in such sections.
(c)	Expenses incurred in defending a civil or criminal action or proceeding may be paid by the corporation in advance of the final disposition of such action or proceeding upon receipt of an undertaking by or on behalf of such director or officer to repay such amount as, and to the extent, required by paragraph (a) of section 725.
Section 724. Indemnification of directors and officers by a court.
(a)	Notwithstanding the failure of a corporation to provide indemnification, and despite any contrary resolution of the board or of the shareholders in the specific case under section 723 (Payment of indemnification other than by court award), indemnification shall be awarded by a court to the extent authorized under section 722 (Authorization for indemnification of directors and officers), and paragraph (a) of section 723. Application therefor may be made, in every case, either:
	(1)	In the civil action or proceeding in which the expenses were incurred or other amounts were paid, or
	(2)	To the supreme court in a separate proceeding, in which case the application shall set forth the disposition of any previous application made to any court for the same or similar relief and also reasonable cause for the failure to make application for such relief in the action or proceeding in which the expenses were incurred or other amounts were paid.
(b)	The application shall be made in such manner and form as may be required by the applicable rules of court or, in the absence thereof, by direction of a court to which it is made. Such application shall be upon notice to the corporation. The court may also direct that notice be given at the expense of the corporation to the shareholders and such other persons as it may designate in such manner as it may require.

(c)	Where indemnification is sought by judicial action, the court may allow a person such reasonable expenses, including attorneys’ fees, during the pendency of the litigation as are necessary in connection with his defense therein, if the court shall find that the defendant has by his pleadings or during the course of the litigation raised genuine issues of fact or law.
Section 725. Other provisions affecting indemnification of directors and officers.
(a)	All expenses incurred in defending a civil or criminal action or proceeding which are advanced by the corporation under paragraph (c) of section 723 (Payment of indemnification other than by court award) or allowed by a court under paragraph (c) of section 724 (Indemnification of directors and officers by a court) shall be repaid in case the person receiving such advancement or allowance is ultimately found, under the procedure set forth in this article, not to be entitled to indemnification or, where indemnification is granted, to the extent the expenses so advanced by the corporation or allowed by the court exceed the indemnification to which he is entitled.
(b)	No indemnification, advancement or allowance shall be made under this article in any circumstance where it appears:
(1) That the indemnification would be inconsistent with the law of the jurisdiction of incorporation of a foreign corporation which prohibits or otherwise limits such indemnification;
(2) That the indemnification would be inconsistent with a provision of the certificate of incorporation, a by-law, a resolution of the board or of the shareholders, an agreement or other proper corporate action, in effect at the time of the accrual of the alleged cause of action asserted in the threatened or pending action or proceeding in which the expenses were incurred or other amounts were paid, which prohibits or otherwise limits indemnification; or
(3) If there has been a settlement approved by the court, that the indemnification would be inconsistent with any condition with respect to indemnification expressly imposed by the court in approving the settlement.
(c)	If any expenses or other amounts are paid by way of indemnification, otherwise than by court order or action by the shareholders, the corporation shall, not later than the next annual meeting of shareholders unless such meeting is held within three months from the date of such payment, and, in any event, within fifteen months from the date of such payment, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the persons paid, the amounts paid, and the nature and status at the time of such payment of the litigation or threatened litigation.
(d)	If any action with respect to indemnification of directors and officers is taken by way of amendment of the bylaws, resolution of directors, or by agreement, then the corporation shall, not later than the next annual meeting of shareholders, unless such meeting is held within three months from the date of such action, and, in any event, within fifteen months from the date of such action, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the action taken.
(e)	Any notification required to be made pursuant to the foregoing paragraph (c) or (d) of this section by any domestic mutual insurer shall be satisfied by compliance with the corresponding provisions of section one thousand two hundred sixteen of the insurance law.
(f)	The provisions of this article relating to indemnification of directors and officers and insurance therefor shall apply to domestic corporations and foreign corporations doing business in this state, except as provided in section 1320 (Exemption from certain provisions).
Section 726. Insurance for indemnification of directors and officers.
(a)    Subject to paragraph (b), a corporation shall have power to purchase and maintain insurance:
(1)	To indemnify the corporation for any obligation which it incurs as a result of the indemnification of directors and officers under the provisions of this article, and

	(2)	To indemnify directors and officers in instances in which they may be indemnified by the corporation under the provisions of this article, and
	(3)	To indemnify directors and officers in instances in which they may not otherwise be indemnified by the corporation under the provisions of this article provided the contract of insurance covering such directors and officers provides, in a manner acceptable to the superintendent of financial services, for a retention amount and for co-insurance.
(b)	No insurance under paragraph (a) may provide for any payment, other than cost of defense, to or on behalf of any director or officer:
	(1)	if a judgment or other final adjudication adverse to the insured director or officer establishes that his acts of active and deliberate dishonesty were material to the cause of action so adjudicated, or that he personally gained in fact a financial profit or other advantage to which he was not legally entitled, or
	(2)	in relation to any risk the insurance of which is prohibited under the insurance law of this state.
(c)	Insurance under any or all subparagraphs of paragraph (a) may be included in a single contract or supplement thereto. Retrospective rated contracts are prohibited.
(d)	The corporation shall, within the time and to the persons provided in paragraph (c) of section 725 (Other provisions affecting indemnification of directors or officers), mail a statement in respect of any insurance it has purchased or renewed under this section, specifying the insurance carrier, date of the contract, cost of the insurance, corporate positions insured, and a statement explaining all sums, not previously reported in a statement to shareholders, paid under any indemnification insurance contract.
(e)	This section is the public policy of this state to spread the risk of corporate management, notwithstanding any other general or special law of this state or of any other jurisdiction including the federal government.
Bylaws of Great-West of New York
ARTICLE II, SECTION 11. Indemnification of Directors. The corporation may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the corporation to the extent permitted by applicable law, any Director, Officer, or employee of the corporation or any member or officer of any Committee, and his or her heirs, executors, and administrators, from and against all claims, liabilities, costs, charges, and expenses whatsoever that any such Director, Officer, employee, or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him or her for or in respect of any act, deed, matter, or thing whatsoever, made, done, or permitted by him or her in or about the execution of the duties of his or her office or employment with the corporation, in or about the execution of his or her duties as a Director or Officer of another company which he or she so serves at the request and on behalf of the corporation, or in or about the execution of his or her duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges, and expenses that he or she sustains or incurs, in or about or in relation to any such duties or the affairs of the corporation, the affairs of such other company which he or she so serves or the affairs of such Committee, except such claims, liabilities, costs, charges, or expenses as are occasioned by acts or omissions which were in bad faith, involved intentional misconduct, a violation of the New York Insurance Law or a knowing violation of any other law or which resulted in such person personally gaining in fact a financial profit or other advantage to which he or she was not entitled. The corporation may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the corporation to the extent permitted by applicable law, any Director, Officer, or employee of any subsidiary corporation of the corporation on the same basis and within the same constraints as described in the preceding sentence. No payment of indemnification shall be made unless notice has been filed with the Superintendent of Financial Services pursuant to Section 1216 of the New York Insurance Law.
Item 29. Principal Underwriter
(a)	GWFS Equities, Inc. (“GWFS”) is the distributor of securities of the Registrant. Including the Registrant, GWFS serves as distributor or principal underwriter for Great-West Funds, Inc., an open-end management investment company, Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company (“GWL&A”), Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York (“GWL&A NY”), Variable Annuity-2 Series Account of GWL&A, Variable Annuity-2 Series Account of GWL&A NY, Variable Annuity-8 Series Account of GWL&A, Variable Annuity-8 Series Account of GWL&ANY, COLI VUL-2 Series Account of GWL&A, COLI VUL-2 Series Account of GWL&A NY, COLI VUL-4 Series Account of GWL&A, FutureFunds Series Account of GWL&A, Maxim Series Account of GWL&A, Prestige Variable Life Account of GWL&A, and Trillium Variable Annuity Account of GWL&A.
(b)	Directors and Officers of GWFS:

Name	Principal Business Address	Positions and Offices with Underwriter
C.E. Waddell	8515 East Orchard Road Greenwood Village, CO 80111	Chair, President, and Chief Executive Officer
S.E. Jenks	8515 East Orchard Road Greenwood Village, CO 80111	Director and Executive Vice President
R.H. Linton, Jr.	8515 East Orchard Road Greenwood Village, CO 80111	Director and Executive Vice President
R.K. Shaw	8515 East Orchard Road Greenwood Village, CO 80111	Executive Vice President
R.J. Laeyendecker	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
W.J. McDermott	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
D.A. Morrison	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
J.M. Smolen	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
S.M. Gile	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
R.L. Logsdon	8515 East Orchard Road Greenwood Village, CO 80111	Vice President, Counsel, and Secretary
R.M. Mattie	8515 East Orchard Road Greenwood Village, CO 80111	FIN OP Principal, Principal Financial Officer, Principal Operations Officer, Vice President and Treasurer
K.I. Schindler	8515 East Orchard Road Greenwood Village, CO 80111	Chief Compliance Officer
M.J. Kavanagh	8515 East Orchard Road Greenwood Village, CO 80111	Associate Chief Compliance Officer
T.L. Luiz	8515 East Orchard Road Greenwood Village, CO 80111	Compliance Officer
B.R. Hudson	8515 East Orchard Road Greenwood Village, CO 80111	Senior Counsel and Assistant Secretary

(c)	Commissions and other compensation received by Principal Underwriter, directly or indirectly, from the Registrant during Registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
GWFS	-0-	-0-	-0-	-0-
Item 30. Location of Accounts and Records
All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through the Depositor, 8515 East Orchard Road, Greenwood Village, Colorado 80111.
Item 31. Management Services
Not Applicable.
Item 32. Undertakings and Representations
(a)	Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b)	Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
(d)	The Depositor, Great-West Life & Annuity Insurance Company of New York, represents the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Great-West Life & Annuity Insurance Company of New York.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Greenwood Village, and State of Colorado, on this 25th day of April, 2019.
VARIABLE ANNUITY-2 SERIES ACCOUNT (Registrant)
By:	/s/ Andra S. Bolotin
Andra S. Bolotin President and Chief Executive Officer of Great-West Life & Annuity Insurance Company of New York

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK (Depositor)
By:	/s/ Andra S. Bolotin
Andra S. Bolotin President and Chief Executive Officer
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ R. Jeffrey Orr	Chairman of the Board	April 25, 2019
R. Jeffrey Orr*
/s/ Andra S. Bolotin	President and Chief Executive Officer	April 25, 2019
Andra S. Bolotin
/s/ Kara S. Roe	Principal Accounting Officer and Treasurer	April 25, 2019
Kara S. Roe
/s/ Marcia D. Alazraki	Director	April 25, 2019
Marcia D. Alazraki*
/s/ John L. Bernbach	Director	April 25, 2019
John L. Bernbach*
/s/ André R. Desmarais	Director	April 25, 2019
André R. Desmarais*
/s/ Paul G. Desmarais, Jr.	Director	April 25, 2019
Paul G. Desmarais, Jr.*
/s/ Stuart Z. Katz	Director	April 25, 2019
Stuart Z. Katz*
/s/ T. Timothy Ryan, Jr.	Director	April 25, 2019
T. Timothy Ryan, Jr.*
/s/ Jerome J. Selitto	Director	April 25, 2019
Jerome J. Selitto*

Signature		Title	Date
/s/ Brian E. Walsh		Director	April 25, 2019
Brian E. Walsh*

*By:	/s/ Ryan L. Logsdon	*Attorney-in-fact pursuant to Power of Attorney	April 25, 2019
Ryan L. Logsdon